UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Canada Fund

January 31, 2011

1.813011.106

CAN-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 3.9%
Magna International, Inc. Class A (sub. vtg.)	3,290,400	$ 192,178,292
Hotels, Restaurants & Leisure - 0.9%
Tim Hortons, Inc. (Canada)	1,010,300	41,356,602
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	400,000	15,994,406
Corus Entertainment, Inc. Class B (non-vtg.)	600,000	13,455,199
IMAX Corp. (a)	150,000	3,838,500
Quebecor, Inc. Class B (sub. vtg.)	750,000	26,588,253
		59,876,358
Multiline Retail - 0.7%
Dollarama, Inc. (a)	1,128,775	32,191,116
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear, Inc.	116,400	3,421,888
TOTAL CONSUMER DISCRETIONARY		329,024,256
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,490,200	39,789,278
Metro, Inc. Class A (sub. vtg.)	450,000	19,441,115
		59,230,393
ENERGY - 24.0%
Energy Equipment & Services - 0.7%
Calfrac Well Services Ltd.	50,000	1,698,132
Halliburton Co.	280,000	12,600,000
Trican Well Service Ltd.	850,000	18,628,509
		32,926,641
Oil, Gas & Consumable Fuels - 23.3%
Baytex Energy Corp. (d)	650,000	32,068,225
Cameco Corp.	2,150,000	89,148,437
Canadian Natural Resources Ltd.	3,500,000	156,103,286
Cenovus Energy, Inc.	2,000,000	69,123,964
Crescent Point Energy Corp. (d)	783,400	34,627,360
Enbridge, Inc.	2,208,900	128,107,815
Gran Tierra Energy, Inc. (a)	1,300,000	11,674,158
Imperial Oil Ltd.	100,000	4,460,094
Keyera Corp.	958,402	33,842,284
Nexen, Inc.	200,000	5,024,473
Niko Resources Ltd.	145,000	14,121,966
Pacific Rubiales Energy Corp.	1,200,000	41,426,431
Penn West Petroleum Ltd.	100,000	2,735,990
Petrominerales Ltd.	492,130	19,191,644
Suncor Energy, Inc.	5,907,600	244,659,970
Talisman Energy, Inc.	9,200,000	210,816,102

	Shares	Value
Uranium One, Inc.	4,300,000	$ 28,134,053
Vermilion Energy, Inc.	250,000	11,826,990
		1,137,093,242
TOTAL ENERGY		1,170,019,883
FINANCIALS - 21.7%
Capital Markets - 0.6%
TD Ameritrade Holding Corp.	1,300,000	26,546,000
Commercial Banks - 14.6%
Bank of Nova Scotia	3,300,000	186,113,275
Canadian Imperial Bank of Commerce	1,494,600	113,867,887
National Bank of Canada	1,100,000	76,706,623
Royal Bank of Canada (d)	2,940,000	157,645,790
The Toronto-Dominion Bank	2,405,800	180,140,613
		714,474,188
Diversified Financial Services - 0.2%
JPMorgan Chase & Co.	250,000	11,235,000
Insurance - 4.7%
Industrial Alliance Life Insurance Co.	450,000	16,519,329
Intact Financial Corp. (d)	791,100	39,867,141
Manulife Financial Corp.	6,500,000	113,300,370
Sun Life Financial, Inc.	1,900,000	59,803,216
		229,490,056
Real Estate Investment Trusts - 0.1%
RioCan (REIT)	100,000	2,318,450
Real Estate Management & Development - 1.5%
Brookfield Asset Management, Inc. Class A	1,750,000	57,162,122
Brookfield Properties Corp. (d)	1,000,000	17,550,694
		74,712,816
TOTAL FINANCIALS		1,058,776,510
HEALTH CARE - 4.8%
Health Care Technology - 2.3%
SXC Health Solutions Corp. (a)	2,303,234	110,893,896
Pharmaceuticals - 2.5%
Valeant Pharmaceuticals International, Inc.	3,398,251	123,865,927
TOTAL HEALTH CARE		234,759,823
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.9%
Bombardier, Inc. Class B (sub. vtg.)	7,900,000	44,980,521
Airlines - 0.3%
Air Canada Class A (a)(d)	4,475,000	14,214,864
Commercial Services & Supplies - 0.8%
IESI-BFC Ltd.	1,684,000	40,035,161
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.0%
SNC-Lavalin Group, Inc.	800,000	$ 46,884,427
Road & Rail - 2.9%
Canadian National Railway Co.	1,650,000	111,895,415
Contrans Group, Inc. Class A	878,500	8,863,101
CSX Corp.	310,000	21,886,000
		142,644,516
Trading Companies & Distributors - 1.2%
Finning International, Inc.	2,050,000	59,671,361
TOTAL INDUSTRIALS		348,430,850
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.5%
Research In Motion Ltd. (a)	1,230,000	72,705,311
Computers & Peripherals - 0.2%
Apple, Inc. (a)	30,000	10,179,600
Electronic Equipment & Components - 0.0%
Celestica, Inc. (sub. vtg.) (a)	200,000	1,971,831
Internet Software & Services - 0.6%
Open Text Corp. (a)	582,440	28,764,193
IT Services - 1.3%
CGI Group, Inc. Class A (sub. vtg.) (a)	3,190,000	61,371,891
Software - 0.6%
MacDonald Dettwiler & Associates Ltd. (a)	650,000	31,477,375
TOTAL INFORMATION TECHNOLOGY		206,470,201
MATERIALS - 26.7%
Chemicals - 5.6%
Agrium, Inc.	750,000	66,279,592
Methanex Corp.	800,000	21,752,073
Potash Corp. of Saskatchewan, Inc.	1,060,000	187,837,379
		275,869,044
Metals & Mining - 20.8%
Agnico-Eagle Mines Ltd. (Canada)	580,000	39,709,520
Barrick Gold Corp.	4,150,000	196,784,038
Detour Gold Corp. (a)	1,180,000	30,799,521
Eldorado Gold Corp.	1,770,000	28,448,007
Equinox Minerals Ltd. (a)(e)	2,250,000	13,440,216
European Goldfields Ltd. (a)	2,100,000	31,465,388
First Quantum Minerals Ltd.	500,000	57,861,353
Goldcorp, Inc.	3,400,000	136,495,855
Grande Cache Coal Corp. (a)	2,822,800	30,396,348
IAMGOLD Corp.	1,800,000	34,234,342
Inmet Mining Corp.	350,000	26,098,791
Ivanhoe Mines Ltd. (a)	1,035,000	28,751,723
Kinross Gold Corp.	1,600,000	26,594,746
Labrador Iron Ore Royalty Corp.	150,000	10,436,020
Major Drilling Group International, Inc.	200,000	8,436,720

	Shares	Value
Osisko Mining Corp. (a)	1,465,700	$ 19,487,031
Pan American Silver Corp.	1,400,000	45,934,013
Quadra FNX Mining Ltd. (a)	300,000	4,045,550
Silver Wheaton Corp. (a)	2,075,900	64,054,091
Teck Resources Ltd. Class B (sub. vtg.)	2,320,000	140,553,391
Walter Energy, Inc.	190,000	24,751,300
Yamana Gold, Inc.	1,300,000	14,634,902
		1,013,412,866
Paper & Forest Products - 0.3%
Sino-Forest Corp. (a)	600,000	13,053,641
TOTAL MATERIALS		1,302,335,551
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
BCE, Inc.	2,600,000	94,458,096
TELUS Corp.	1,100,000	54,554,990
		149,013,086
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	300,000	8,508,000
TOTAL TELECOMMUNICATION SERVICES		157,521,086
TOTAL COMMON STOCKS (Cost $3,771,941,135)		4,866,568,553
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.19% (b)	11,803,819	11,803,819
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	122,074,121	122,074,121
TOTAL MONEY MARKET FUNDS (Cost $133,877,940)		133,877,940
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,905,819,075)	5,000,446,493
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(117,277,625)
NET ASSETS - 100%	$ 4,883,168,868
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,440,216 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,023
Fidelity Securities Lending Cash Central Fund	809,645
Total	$ 826,668
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SXC Health Solutions Corp.	$ 148,489,830	$ -	$ 63,706,339	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $3,951,962,057. Net unrealized appreciation aggregated $1,048,484,436, of which $1,082,122,908 related to appreciated investment securities and $33,638,472 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Canada Fund

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855814.103

ACAN-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 3.9%
Magna International, Inc. Class A (sub. vtg.)	3,290,400	$ 192,178,292
Hotels, Restaurants & Leisure - 0.9%
Tim Hortons, Inc. (Canada)	1,010,300	41,356,602
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	400,000	15,994,406
Corus Entertainment, Inc. Class B (non-vtg.)	600,000	13,455,199
IMAX Corp. (a)	150,000	3,838,500
Quebecor, Inc. Class B (sub. vtg.)	750,000	26,588,253
		59,876,358
Multiline Retail - 0.7%
Dollarama, Inc. (a)	1,128,775	32,191,116
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear, Inc.	116,400	3,421,888
TOTAL CONSUMER DISCRETIONARY		329,024,256
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,490,200	39,789,278
Metro, Inc. Class A (sub. vtg.)	450,000	19,441,115
		59,230,393
ENERGY - 24.0%
Energy Equipment & Services - 0.7%
Calfrac Well Services Ltd.	50,000	1,698,132
Halliburton Co.	280,000	12,600,000
Trican Well Service Ltd.	850,000	18,628,509
		32,926,641
Oil, Gas & Consumable Fuels - 23.3%
Baytex Energy Corp. (d)	650,000	32,068,225
Cameco Corp.	2,150,000	89,148,437
Canadian Natural Resources Ltd.	3,500,000	156,103,286
Cenovus Energy, Inc.	2,000,000	69,123,964
Crescent Point Energy Corp. (d)	783,400	34,627,360
Enbridge, Inc.	2,208,900	128,107,815
Gran Tierra Energy, Inc. (a)	1,300,000	11,674,158
Imperial Oil Ltd.	100,000	4,460,094
Keyera Corp.	958,402	33,842,284
Nexen, Inc.	200,000	5,024,473
Niko Resources Ltd.	145,000	14,121,966
Pacific Rubiales Energy Corp.	1,200,000	41,426,431
Penn West Petroleum Ltd.	100,000	2,735,990
Petrominerales Ltd.	492,130	19,191,644
Suncor Energy, Inc.	5,907,600	244,659,970
Talisman Energy, Inc.	9,200,000	210,816,102

	Shares	Value
Uranium One, Inc.	4,300,000	$ 28,134,053
Vermilion Energy, Inc.	250,000	11,826,990
		1,137,093,242
TOTAL ENERGY		1,170,019,883
FINANCIALS - 21.7%
Capital Markets - 0.6%
TD Ameritrade Holding Corp.	1,300,000	26,546,000
Commercial Banks - 14.6%
Bank of Nova Scotia	3,300,000	186,113,275
Canadian Imperial Bank of Commerce	1,494,600	113,867,887
National Bank of Canada	1,100,000	76,706,623
Royal Bank of Canada (d)	2,940,000	157,645,790
The Toronto-Dominion Bank	2,405,800	180,140,613
		714,474,188
Diversified Financial Services - 0.2%
JPMorgan Chase & Co.	250,000	11,235,000
Insurance - 4.7%
Industrial Alliance Life Insurance Co.	450,000	16,519,329
Intact Financial Corp. (d)	791,100	39,867,141
Manulife Financial Corp.	6,500,000	113,300,370
Sun Life Financial, Inc.	1,900,000	59,803,216
		229,490,056
Real Estate Investment Trusts - 0.1%
RioCan (REIT)	100,000	2,318,450
Real Estate Management & Development - 1.5%
Brookfield Asset Management, Inc. Class A	1,750,000	57,162,122
Brookfield Properties Corp. (d)	1,000,000	17,550,694
		74,712,816
TOTAL FINANCIALS		1,058,776,510
HEALTH CARE - 4.8%
Health Care Technology - 2.3%
SXC Health Solutions Corp. (a)	2,303,234	110,893,896
Pharmaceuticals - 2.5%
Valeant Pharmaceuticals International, Inc.	3,398,251	123,865,927
TOTAL HEALTH CARE		234,759,823
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.9%
Bombardier, Inc. Class B (sub. vtg.)	7,900,000	44,980,521
Airlines - 0.3%
Air Canada Class A (a)(d)	4,475,000	14,214,864
Commercial Services & Supplies - 0.8%
IESI-BFC Ltd.	1,684,000	40,035,161
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.0%
SNC-Lavalin Group, Inc.	800,000	$ 46,884,427
Road & Rail - 2.9%
Canadian National Railway Co.	1,650,000	111,895,415
Contrans Group, Inc. Class A	878,500	8,863,101
CSX Corp.	310,000	21,886,000
		142,644,516
Trading Companies & Distributors - 1.2%
Finning International, Inc.	2,050,000	59,671,361
TOTAL INDUSTRIALS		348,430,850
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.5%
Research In Motion Ltd. (a)	1,230,000	72,705,311
Computers & Peripherals - 0.2%
Apple, Inc. (a)	30,000	10,179,600
Electronic Equipment & Components - 0.0%
Celestica, Inc. (sub. vtg.) (a)	200,000	1,971,831
Internet Software & Services - 0.6%
Open Text Corp. (a)	582,440	28,764,193
IT Services - 1.3%
CGI Group, Inc. Class A (sub. vtg.) (a)	3,190,000	61,371,891
Software - 0.6%
MacDonald Dettwiler & Associates Ltd. (a)	650,000	31,477,375
TOTAL INFORMATION TECHNOLOGY		206,470,201
MATERIALS - 26.7%
Chemicals - 5.6%
Agrium, Inc.	750,000	66,279,592
Methanex Corp.	800,000	21,752,073
Potash Corp. of Saskatchewan, Inc.	1,060,000	187,837,379
		275,869,044
Metals & Mining - 20.8%
Agnico-Eagle Mines Ltd. (Canada)	580,000	39,709,520
Barrick Gold Corp.	4,150,000	196,784,038
Detour Gold Corp. (a)	1,180,000	30,799,521
Eldorado Gold Corp.	1,770,000	28,448,007
Equinox Minerals Ltd. (a)(e)	2,250,000	13,440,216
European Goldfields Ltd. (a)	2,100,000	31,465,388
First Quantum Minerals Ltd.	500,000	57,861,353
Goldcorp, Inc.	3,400,000	136,495,855
Grande Cache Coal Corp. (a)	2,822,800	30,396,348
IAMGOLD Corp.	1,800,000	34,234,342
Inmet Mining Corp.	350,000	26,098,791
Ivanhoe Mines Ltd. (a)	1,035,000	28,751,723
Kinross Gold Corp.	1,600,000	26,594,746
Labrador Iron Ore Royalty Corp.	150,000	10,436,020
Major Drilling Group International, Inc.	200,000	8,436,720

	Shares	Value
Osisko Mining Corp. (a)	1,465,700	$ 19,487,031
Pan American Silver Corp.	1,400,000	45,934,013
Quadra FNX Mining Ltd. (a)	300,000	4,045,550
Silver Wheaton Corp. (a)	2,075,900	64,054,091
Teck Resources Ltd. Class B (sub. vtg.)	2,320,000	140,553,391
Walter Energy, Inc.	190,000	24,751,300
Yamana Gold, Inc.	1,300,000	14,634,902
		1,013,412,866
Paper & Forest Products - 0.3%
Sino-Forest Corp. (a)	600,000	13,053,641
TOTAL MATERIALS		1,302,335,551
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
BCE, Inc.	2,600,000	94,458,096
TELUS Corp.	1,100,000	54,554,990
		149,013,086
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	300,000	8,508,000
TOTAL TELECOMMUNICATION SERVICES		157,521,086
TOTAL COMMON STOCKS (Cost $3,771,941,135)		4,866,568,553
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.19% (b)	11,803,819	11,803,819
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	122,074,121	122,074,121
TOTAL MONEY MARKET FUNDS (Cost $133,877,940)		133,877,940
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,905,819,075)	5,000,446,493
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(117,277,625)
NET ASSETS - 100%	$ 4,883,168,868
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,440,216 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,023
Fidelity Securities Lending Cash Central Fund	809,645
Total	$ 826,668
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SXC Health Solutions Corp.	$ 148,489,830	$ -	$ 63,706,339	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $3,951,962,057. Net unrealized appreciation aggregated $1,048,484,436, of which $1,082,122,908 related to appreciated investment securities and $33,638,472 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® China Region Fund

January 31, 2011

1.813032.106

HKC-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 1.0%
Brilliance China Automotive Holdings Ltd. (a)	6,480,000	$ 4,861,995
Dongfeng Motor Group Co. Ltd. (H Shares)	2,470,000	4,359,122
Geely Automobile Holdings Ltd.	12,735,000	5,978,106
Yulon Motor Co. Ltd.	3,588,000	7,524,422
		22,723,645
Distributors - 2.3%
Li & Fung Ltd.	8,134,000	52,736,212
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,616	2,231,295
TAL Education Group ADR (d)	151,700	1,972,100
		4,203,395
Hotels, Restaurants & Leisure - 3.4%
7 Days Group Holdings Ltd. ADR (a)	169,000	3,075,800
Country Style Cooking Restaurant Chain Co. Ltd. ADR	3,600	84,240
Ctrip.com International Ltd. sponsored ADR (a)	419,400	17,262,504
Las Vegas Sands Corp. (a)	128,000	5,950,720
Melco International Development Ltd.	9,129,000	6,767,600
Sands China Ltd. (a)	1,937,200	4,795,296
Shangri-La Asia Ltd.	5,428,000	14,167,325
SJM Holdings Ltd.	14,306,000	23,963,211
		76,066,696
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	4,874,000	6,063,744
Internet & Catalog Retail - 0.2%
E-Commerce China Dangdang, Inc. ADR (d)	153,500	4,344,050
Leisure Equipment & Products - 0.2%
Goodbaby International Holdings Ltd.	8,246,000	5,372,676
Multiline Retail - 1.4%
Far East Department Stores Co. Ltd.	15,318,615	27,377,277
Golden Eagle Retail Group Ltd. (H Shares)	1,907,000	5,234,173
		32,611,450
Specialty Retail - 1.1%
Belle International Holdings Ltd.	4,401,000	7,529,928
GOME Electrical Appliances Holdings Ltd. (a)	38,014,000	14,382,990
Lentuo International, Inc. ADR	308,200	2,185,138
		24,098,056
Textiles, Apparel & Luxury Goods - 0.4%
Trinity Ltd.	8,910,000	8,068,002
TOTAL CONSUMER DISCRETIONARY		236,287,926

	Shares	Value
CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	$ 6,733,876
Yantai Changyu Pioneer Wine Co. (B Shares)	1,027,608	11,193,662
		17,927,538
Food & Staples Retailing - 1.9%
Beijing Jingkelong Co. Ltd. (H Shares)	2,014,000	2,784,594
China Resources Enterprise Ltd.	2,768,000	10,845,783
Dairy Farm International Holdings Ltd.	2,642,400	23,913,720
Lianhua Supermarket Holdings Co. (H Shares)	1,016,000	4,730,248
Wumart Stores, Inc. (H Shares)	901,000	1,890,565
		44,164,910
Food Products - 0.6%
China Huiyuan Juice Group Ltd.	3,043,000	2,084,140
China Mengniu Dairy Co. Ltd.	1,340,000	3,738,072
Tingyi (Cayman Islands) Holding Corp.	3,080,000	7,537,246
		13,359,458
TOTAL CONSUMER STAPLES		75,451,906
ENERGY - 8.3%
Energy Equipment & Services - 0.3%
China Oilfield Services Ltd. (H Shares)	4,012,000	7,759,717
Oil, Gas & Consumable Fuels - 8.0%
China Petroleum & Chemical Corp. (H Shares)	34,450,000	38,076,038
CNOOC Ltd.	37,676,000	83,863,242
CNPC (Hong Kong) Ltd.	12,020,000	17,544,069
PetroChina Co. Ltd. (H Shares)	25,910,000	36,169,136
Sino Prosper State Gold Resources Holdings, Ltd. (a)	89,740,000	4,546,391
		180,198,876
TOTAL ENERGY		187,958,593
FINANCIALS - 38.6%
Capital Markets - 2.0%
Citic Securities Co. Ltd. (UBS Warrant Programme) warrants 9/16/13 (a)	3,008,600	5,720,674
Noah Holdings Ltd. ADR (d)	231,700	3,737,321
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,718,959
Yuanta Financial Holding Co. Ltd.	41,894,000	33,973,957
		45,150,911
Commercial Banks - 16.7%
Bank of China Ltd. (H Shares)	119,356,300	61,998,899
BOC Hong Kong (Holdings) Ltd.	22,178,500	71,540,796
China Construction Bank Corp. (H Shares)	66,889,000	58,766,372
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
China Merchants Bank Co. Ltd. (H Shares)	6,037,964	$ 14,218,272
Chinatrust Financial Holding Co. Ltd.	13,961,335	11,922,903
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	16,525,000	11,190,745
E.Sun Financial Holdings Co. Ltd.	9,287,652	6,348,481
Hang Seng Bank Ltd.	2,270,900	37,456,103
HSBC Holdings PLC (Hong Kong)	1,036,000	11,324,448
Industrial & Commercial Bank of China Ltd. (H Shares)	78,864,000	58,666,530
Mega Financial Holding Co. Ltd.	8,480,000	6,891,460
Standard Chartered PLC (United Kingdom)	487,880	12,729,218
Wing Hang Bank Ltd.	891,000	11,987,726
		375,041,953
Diversified Financial Services - 4.5%
China Everbright Ltd.	1,332,000	2,767,597
Fubon Financial Holding Co. Ltd.	18,076,985	25,272,920
Hong Kong Exchanges and Clearing Ltd.	3,217,600	73,787,564
		101,828,081
Insurance - 5.3%
Cathay Financial Holding Co. Ltd.	18,028,400	33,523,885
China Life Insurance Co. Ltd. (H Shares)	10,534,000	41,076,279
PICC Property & Casualty Co. Ltd. (H Shares) (a)	9,624,000	12,034,937
Ping An Insurance Group Co. China Ltd. (H Shares)	3,336,500	33,057,745
		119,692,846
Real Estate Management & Development - 10.1%
Cheung Kong Holdings Ltd.	2,813,000	46,397,471
China Overseas Land & Investment Ltd.	4,545,920	8,582,488
China Resources Land Ltd.	3,124,000	5,633,521
Hang Lung Properties Ltd.	1,751,000	7,680,613
Henderson Land Development Co. Ltd.	2,666,076	18,482,122
Huaku Development Co. Ltd.	1,820,000	6,003,995
Hung Poo Real Estate Development Co. Ltd.	2,056,000	3,295,689
Kerry Properties Ltd.	2,211,500	11,813,690
New World Development Co. Ltd.	7,024,000	13,297,024
Sino Land Ltd.	1,484,000	2,805,530
Sinyi Realty, Inc.	1,179,370	2,615,407
Sun Hung Kai Properties Ltd.	2,461,000	41,033,501
Swire Pacific Ltd. (A Shares)	1,050,500	16,518,482
Wharf Holdings Ltd.	5,345,000	40,378,168
Yanlord Land Group Ltd.	2,484,000	2,990,432
		227,528,133
TOTAL FINANCIALS		869,241,924

	Shares	Value
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Viva China Holdings Ltd. (a)	10,862,000	$ 417,941
INDUSTRIALS - 9.1%
Airlines - 0.5%
Air China Ltd. (H Shares) (a)	3,428,000	3,530,530
Cathay Pacific Airways Ltd.	3,013,000	7,589,693
		11,120,223
Building Products - 1.1%
China Liansu Group Holdgs Ltd. (a)(d)	26,693,000	25,642,644
Electrical Equipment - 0.6%
Dongfang Electric Corp. Ltd.	1,065,400	4,516,144
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,116,000	8,141,802
		12,657,946
Industrial Conglomerates - 4.0%
Far Eastern Textile Ltd.	20,203,228	34,472,106
Hutchison Whampoa Ltd.	2,839,000	33,098,848
Shanghai Industrial Holdings Ltd.	2,484,000	9,987,867
Shun Tak Holdings Ltd.	19,152,000	11,913,503
		89,472,324
Machinery - 1.1%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	2,482,400	5,692,760
China International Marine Containers Co. Ltd. (B Shares)	8,547,087	20,258,333
		25,951,093
Marine - 0.2%
Orient Overseas International Ltd.	571,000	5,723,329
Transportation Infrastructure - 1.6%
China Merchant Holdings International Co. Ltd.	2,980,597	12,959,450
Cosco Pacific Ltd.	8,882,000	16,540,971
Zhejiang Expressway Co. Ltd. (H Shares)	6,870,000	6,388,198
		35,888,619
TOTAL INDUSTRIALS		206,456,178
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 2.8%
HTC Corp.	1,900,000	64,053,031
Computers & Peripherals - 0.1%
Acer, Inc.	1,175,108	3,208,887
Electronic Equipment & Components - 6.4%
AU Optronics Corp. (a)	7,798,090	7,620,548
Chroma ATE, Inc.	4,416,000	13,685,951
Delta Electronics, Inc.	96,000	444,628
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,763,172	67,851,120
Kingboard Chemical Holdings Ltd.	2,618,000	14,908,578
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tripod Technology Corp.	1,909,820	$ 8,845,413
Unimicron Technology Corp.	14,306,000	29,804,167
		143,160,405
Internet Software & Services - 4.3%
Sina Corp. (a)	146,100	12,455,025
SouFun Holdings Ltd. ADR (d)	75,800	5,848,728
Tencent Holdings Ltd.	3,007,100	77,908,142
		96,211,895
Semiconductors & Semiconductor Equipment - 3.3%
Hynix Semiconductor, Inc. (a)	181,450	4,804,102
MediaTek, Inc.	241,794	3,297,191
Phison Electronics Corp.	309,000	2,027,014
Taiwan Semiconductor Manufacturing Co. Ltd.	24,543,796	63,812,613
Trony Solar Holdings Co. Ltd.	290,000	186,346
		74,127,266
TOTAL INFORMATION TECHNOLOGY		380,761,484
MATERIALS - 5.1%
Chemicals - 3.2%
China BlueChemical Ltd. (H shares)	5,958,000	4,921,188
Formosa Chemicals & Fibre Corp.	1,467,000	5,354,752
Formosa Plastics Corp.	9,663,250	33,042,725
Incitec Pivot Ltd.	543,302	2,328,139
Nan Ya Plastics Corp.	5,028,000	13,937,810
Taiwan Fertilizer Co. Ltd.	3,444,000	12,986,157
		72,570,771
Construction Materials - 0.6%
Anhui Conch Cement Co. Ltd. (H Shares)	3,002,000	13,861,071
Containers & Packaging - 0.2%
Greatview Aseptic Pack Co. Ltd.	4,929,000	3,818,382
Metals & Mining - 1.1%
Medusa Mining Ltd.	685,297	4,548,332
Xingda International Holdings Ltd.	8,153,000	8,030,864
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,051,500	7,512,098
Zijin Mining Group Co. Ltd. (H Shares)	4,996,000	3,947,178
		24,038,472
TOTAL MATERIALS		114,288,696
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.1%
China Telecom Corp. Ltd. (H Shares)	25,224,000	14,960,881
China Unicom (Hong Kong) Ltd.	18,604,000	31,077,476
		46,038,357

	Shares	Value
Wireless Telecommunication Services - 3.3%
China Mobile (Hong Kong) Ltd.	4,740,500	$ 46,597,615
Far EasTone Telecommunications Co. Ltd.	3,258,000	4,880,269
SOFTBANK CORP.	689,200	23,703,845
		75,181,729
TOTAL TELECOMMUNICATION SERVICES		121,220,086
UTILITIES - 0.5%
Gas Utilities - 0.3%
Enn Energy Holdings Ltd.	2,562,000	7,623,435
Independent Power Producers & Energy Traders - 0.2%
Huadian Power International Corp. Ltd. (H shares)	6,406,000	1,331,023
Huaneng Power International, Inc. (H Shares)	4,556,000	2,542,519
		3,873,542
TOTAL UTILITIES		11,496,977
TOTAL COMMON STOCKS (Cost $1,569,842,550)		2,203,581,711
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.19% (b)	57,848,452	57,848,452
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	12,021,050	12,021,050
TOTAL MONEY MARKET FUNDS (Cost $69,869,502)		69,869,502
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,639,712,052)		2,273,451,213
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(19,158,260)
NET ASSETS - 100%		$ 2,254,292,953
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,817
Fidelity Securities Lending Cash Central Fund	99,660
Total	$ 131,477
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 236,287,926	$ 236,287,926	$ -	$ -
Consumer Staples	75,451,906	68,718,030	6,733,876	-
Energy	187,958,593	29,850,177	158,108,416	-
Financials	869,241,924	809,401,564	59,840,360	-
Health Care	417,941	417,941	-	-
Industrials	206,456,178	206,456,178	-	-
Information Technology	380,761,484	309,328,323	71,433,161	-
Materials	114,288,696	114,288,696	-	-
Telecommunication Services	121,220,086	28,584,114	92,635,972	-
Utilities	11,496,977	8,954,458	2,542,519	-
Money Market Funds	69,869,502	69,869,502	-	-
Total Investments in Securities:	$ 2,273,451,213	$ 1,882,156,909	$ 391,294,304	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $1,644,857,079. Net unrealized appreciation aggregated $628,594,134, of which $650,833,674 related to appreciated investment securities and $22,239,540 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor China Region Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
China Region Fund

1.861467.102

AHKC-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 1.0%
Brilliance China Automotive Holdings Ltd. (a)	6,480,000	$ 4,861,995
Dongfeng Motor Group Co. Ltd. (H Shares)	2,470,000	4,359,122
Geely Automobile Holdings Ltd.	12,735,000	5,978,106
Yulon Motor Co. Ltd.	3,588,000	7,524,422
		22,723,645
Distributors - 2.3%
Li & Fung Ltd.	8,134,000	52,736,212
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	22,616	2,231,295
TAL Education Group ADR (d)	151,700	1,972,100
		4,203,395
Hotels, Restaurants & Leisure - 3.4%
7 Days Group Holdings Ltd. ADR (a)	169,000	3,075,800
Country Style Cooking Restaurant Chain Co. Ltd. ADR	3,600	84,240
Ctrip.com International Ltd. sponsored ADR (a)	419,400	17,262,504
Las Vegas Sands Corp. (a)	128,000	5,950,720
Melco International Development Ltd.	9,129,000	6,767,600
Sands China Ltd. (a)	1,937,200	4,795,296
Shangri-La Asia Ltd.	5,428,000	14,167,325
SJM Holdings Ltd.	14,306,000	23,963,211
		76,066,696
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	4,874,000	6,063,744
Internet & Catalog Retail - 0.2%
E-Commerce China Dangdang, Inc. ADR (d)	153,500	4,344,050
Leisure Equipment & Products - 0.2%
Goodbaby International Holdings Ltd.	8,246,000	5,372,676
Multiline Retail - 1.4%
Far East Department Stores Co. Ltd.	15,318,615	27,377,277
Golden Eagle Retail Group Ltd. (H Shares)	1,907,000	5,234,173
		32,611,450
Specialty Retail - 1.1%
Belle International Holdings Ltd.	4,401,000	7,529,928
GOME Electrical Appliances Holdings Ltd. (a)	38,014,000	14,382,990
Lentuo International, Inc. ADR	308,200	2,185,138
		24,098,056
Textiles, Apparel & Luxury Goods - 0.4%
Trinity Ltd.	8,910,000	8,068,002
TOTAL CONSUMER DISCRETIONARY		236,287,926

	Shares	Value
CONSUMER STAPLES - 3.3%
Beverages - 0.8%
Wuliangye Yibin Co. Ltd. (BNP Paribas Warrant Program) warrants 5/5/15 (a)	1,351,900	$ 6,733,876
Yantai Changyu Pioneer Wine Co. (B Shares)	1,027,608	11,193,662
		17,927,538
Food & Staples Retailing - 1.9%
Beijing Jingkelong Co. Ltd. (H Shares)	2,014,000	2,784,594
China Resources Enterprise Ltd.	2,768,000	10,845,783
Dairy Farm International Holdings Ltd.	2,642,400	23,913,720
Lianhua Supermarket Holdings Co. (H Shares)	1,016,000	4,730,248
Wumart Stores, Inc. (H Shares)	901,000	1,890,565
		44,164,910
Food Products - 0.6%
China Huiyuan Juice Group Ltd.	3,043,000	2,084,140
China Mengniu Dairy Co. Ltd.	1,340,000	3,738,072
Tingyi (Cayman Islands) Holding Corp.	3,080,000	7,537,246
		13,359,458
TOTAL CONSUMER STAPLES		75,451,906
ENERGY - 8.3%
Energy Equipment & Services - 0.3%
China Oilfield Services Ltd. (H Shares)	4,012,000	7,759,717
Oil, Gas & Consumable Fuels - 8.0%
China Petroleum & Chemical Corp. (H Shares)	34,450,000	38,076,038
CNOOC Ltd.	37,676,000	83,863,242
CNPC (Hong Kong) Ltd.	12,020,000	17,544,069
PetroChina Co. Ltd. (H Shares)	25,910,000	36,169,136
Sino Prosper State Gold Resources Holdings, Ltd. (a)	89,740,000	4,546,391
		180,198,876
TOTAL ENERGY		187,958,593
FINANCIALS - 38.6%
Capital Markets - 2.0%
Citic Securities Co. Ltd. (UBS Warrant Programme) warrants 9/16/13 (a)	3,008,600	5,720,674
Noah Holdings Ltd. ADR (d)	231,700	3,737,321
Wuliangye Yibin Co. Ltd. (UBS Warrant Programme) warrants 4/22/13 (a)	345,100	1,718,959
Yuanta Financial Holding Co. Ltd.	41,894,000	33,973,957
		45,150,911
Commercial Banks - 16.7%
Bank of China Ltd. (H Shares)	119,356,300	61,998,899
BOC Hong Kong (Holdings) Ltd.	22,178,500	71,540,796
China Construction Bank Corp. (H Shares)	66,889,000	58,766,372
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
China Merchants Bank Co. Ltd. (H Shares)	6,037,964	$ 14,218,272
Chinatrust Financial Holding Co. Ltd.	13,961,335	11,922,903
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	16,525,000	11,190,745
E.Sun Financial Holdings Co. Ltd.	9,287,652	6,348,481
Hang Seng Bank Ltd.	2,270,900	37,456,103
HSBC Holdings PLC (Hong Kong)	1,036,000	11,324,448
Industrial & Commercial Bank of China Ltd. (H Shares)	78,864,000	58,666,530
Mega Financial Holding Co. Ltd.	8,480,000	6,891,460
Standard Chartered PLC (United Kingdom)	487,880	12,729,218
Wing Hang Bank Ltd.	891,000	11,987,726
		375,041,953
Diversified Financial Services - 4.5%
China Everbright Ltd.	1,332,000	2,767,597
Fubon Financial Holding Co. Ltd.	18,076,985	25,272,920
Hong Kong Exchanges and Clearing Ltd.	3,217,600	73,787,564
		101,828,081
Insurance - 5.3%
Cathay Financial Holding Co. Ltd.	18,028,400	33,523,885
China Life Insurance Co. Ltd. (H Shares)	10,534,000	41,076,279
PICC Property & Casualty Co. Ltd. (H Shares) (a)	9,624,000	12,034,937
Ping An Insurance Group Co. China Ltd. (H Shares)	3,336,500	33,057,745
		119,692,846
Real Estate Management & Development - 10.1%
Cheung Kong Holdings Ltd.	2,813,000	46,397,471
China Overseas Land & Investment Ltd.	4,545,920	8,582,488
China Resources Land Ltd.	3,124,000	5,633,521
Hang Lung Properties Ltd.	1,751,000	7,680,613
Henderson Land Development Co. Ltd.	2,666,076	18,482,122
Huaku Development Co. Ltd.	1,820,000	6,003,995
Hung Poo Real Estate Development Co. Ltd.	2,056,000	3,295,689
Kerry Properties Ltd.	2,211,500	11,813,690
New World Development Co. Ltd.	7,024,000	13,297,024
Sino Land Ltd.	1,484,000	2,805,530
Sinyi Realty, Inc.	1,179,370	2,615,407
Sun Hung Kai Properties Ltd.	2,461,000	41,033,501
Swire Pacific Ltd. (A Shares)	1,050,500	16,518,482
Wharf Holdings Ltd.	5,345,000	40,378,168
Yanlord Land Group Ltd.	2,484,000	2,990,432
		227,528,133
TOTAL FINANCIALS		869,241,924

	Shares	Value
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Viva China Holdings Ltd. (a)	10,862,000	$ 417,941
INDUSTRIALS - 9.1%
Airlines - 0.5%
Air China Ltd. (H Shares) (a)	3,428,000	3,530,530
Cathay Pacific Airways Ltd.	3,013,000	7,589,693
		11,120,223
Building Products - 1.1%
China Liansu Group Holdgs Ltd. (a)(d)	26,693,000	25,642,644
Electrical Equipment - 0.6%
Dongfang Electric Corp. Ltd.	1,065,400	4,516,144
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,116,000	8,141,802
		12,657,946
Industrial Conglomerates - 4.0%
Far Eastern Textile Ltd.	20,203,228	34,472,106
Hutchison Whampoa Ltd.	2,839,000	33,098,848
Shanghai Industrial Holdings Ltd.	2,484,000	9,987,867
Shun Tak Holdings Ltd.	19,152,000	11,913,503
		89,472,324
Machinery - 1.1%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	2,482,400	5,692,760
China International Marine Containers Co. Ltd. (B Shares)	8,547,087	20,258,333
		25,951,093
Marine - 0.2%
Orient Overseas International Ltd.	571,000	5,723,329
Transportation Infrastructure - 1.6%
China Merchant Holdings International Co. Ltd.	2,980,597	12,959,450
Cosco Pacific Ltd.	8,882,000	16,540,971
Zhejiang Expressway Co. Ltd. (H Shares)	6,870,000	6,388,198
		35,888,619
TOTAL INDUSTRIALS		206,456,178
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 2.8%
HTC Corp.	1,900,000	64,053,031
Computers & Peripherals - 0.1%
Acer, Inc.	1,175,108	3,208,887
Electronic Equipment & Components - 6.4%
AU Optronics Corp. (a)	7,798,090	7,620,548
Chroma ATE, Inc.	4,416,000	13,685,951
Delta Electronics, Inc.	96,000	444,628
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,763,172	67,851,120
Kingboard Chemical Holdings Ltd.	2,618,000	14,908,578
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tripod Technology Corp.	1,909,820	$ 8,845,413
Unimicron Technology Corp.	14,306,000	29,804,167
		143,160,405
Internet Software & Services - 4.3%
Sina Corp. (a)	146,100	12,455,025
SouFun Holdings Ltd. ADR (d)	75,800	5,848,728
Tencent Holdings Ltd.	3,007,100	77,908,142
		96,211,895
Semiconductors & Semiconductor Equipment - 3.3%
Hynix Semiconductor, Inc. (a)	181,450	4,804,102
MediaTek, Inc.	241,794	3,297,191
Phison Electronics Corp.	309,000	2,027,014
Taiwan Semiconductor Manufacturing Co. Ltd.	24,543,796	63,812,613
Trony Solar Holdings Co. Ltd.	290,000	186,346
		74,127,266
TOTAL INFORMATION TECHNOLOGY		380,761,484
MATERIALS - 5.1%
Chemicals - 3.2%
China BlueChemical Ltd. (H shares)	5,958,000	4,921,188
Formosa Chemicals & Fibre Corp.	1,467,000	5,354,752
Formosa Plastics Corp.	9,663,250	33,042,725
Incitec Pivot Ltd.	543,302	2,328,139
Nan Ya Plastics Corp.	5,028,000	13,937,810
Taiwan Fertilizer Co. Ltd.	3,444,000	12,986,157
		72,570,771
Construction Materials - 0.6%
Anhui Conch Cement Co. Ltd. (H Shares)	3,002,000	13,861,071
Containers & Packaging - 0.2%
Greatview Aseptic Pack Co. Ltd.	4,929,000	3,818,382
Metals & Mining - 1.1%
Medusa Mining Ltd.	685,297	4,548,332
Xingda International Holdings Ltd.	8,153,000	8,030,864
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,051,500	7,512,098
Zijin Mining Group Co. Ltd. (H Shares)	4,996,000	3,947,178
		24,038,472
TOTAL MATERIALS		114,288,696
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.1%
China Telecom Corp. Ltd. (H Shares)	25,224,000	14,960,881
China Unicom (Hong Kong) Ltd.	18,604,000	31,077,476
		46,038,357

	Shares	Value
Wireless Telecommunication Services - 3.3%
China Mobile (Hong Kong) Ltd.	4,740,500	$ 46,597,615
Far EasTone Telecommunications Co. Ltd.	3,258,000	4,880,269
SOFTBANK CORP.	689,200	23,703,845
		75,181,729
TOTAL TELECOMMUNICATION SERVICES		121,220,086
UTILITIES - 0.5%
Gas Utilities - 0.3%
Enn Energy Holdings Ltd.	2,562,000	7,623,435
Independent Power Producers & Energy Traders - 0.2%
Huadian Power International Corp. Ltd. (H shares)	6,406,000	1,331,023
Huaneng Power International, Inc. (H Shares)	4,556,000	2,542,519
		3,873,542
TOTAL UTILITIES		11,496,977
TOTAL COMMON STOCKS (Cost $1,569,842,550)		2,203,581,711
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.19% (b)	57,848,452	57,848,452
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	12,021,050	12,021,050
TOTAL MONEY MARKET FUNDS (Cost $69,869,502)		69,869,502
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,639,712,052)		2,273,451,213
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(19,158,260)
NET ASSETS - 100%		$ 2,254,292,953
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,817
Fidelity Securities Lending Cash Central Fund	99,660
Total	$ 131,477
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 236,287,926	$ 236,287,926	$ -	$ -
Consumer Staples	75,451,906	68,718,030	6,733,876	-
Energy	187,958,593	29,850,177	158,108,416	-
Financials	869,241,924	809,401,564	59,840,360	-
Health Care	417,941	417,941	-	-
Industrials	206,456,178	206,456,178	-	-
Information Technology	380,761,484	309,328,323	71,433,161	-
Materials	114,288,696	114,288,696	-	-
Telecommunication Services	121,220,086	28,584,114	92,635,972	-
Utilities	11,496,977	8,954,458	2,542,519	-
Money Market Funds	69,869,502	69,869,502	-	-
Total Investments in Securities:	$ 2,273,451,213	$ 1,882,156,909	$ 391,294,304	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $1,644,857,079. Net unrealized appreciation aggregated $628,594,134, of which $650,833,674 related to appreciated investment securities and $22,239,540 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Diversified International Fund -
Diversified International
Class K
Class F

January 31, 2011

1.813063.106

DIF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR	268,529	$ 12,389,928
Australia - 3.4%
AMP Ltd.	14,831,137	79,072,838
BHP Billiton Ltd. sponsored ADR (d)	7,059,600	628,516,188
CSL Ltd.	1,660,000	61,555,499
Newcrest Mining Ltd.	7,469,169	275,256,947
QBE Insurance Group Ltd.	4,150,000	72,374,444
Westfield Group unit	4,650,000	45,598,142
Westfield Retail Trust unit	5,749,292	15,183,061
TOTAL AUSTRALIA		1,177,557,119
Austria - 0.0%
Wienerberger AG (a)	68,750	1,421,193
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	50,895,200	213,083,602
Bailiwick of Jersey - 1.3%
Experian PLC	16,227,900	201,433,475
Randgold Resources Ltd. sponsored ADR	855,700	65,452,493
WPP PLC	15,174,311	187,635,534
TOTAL BAILIWICK OF JERSEY		454,521,502
Belgium - 1.1%
Ageas	20,646,000	58,535,519
Anheuser-Busch InBev SA NV	6,026,121	332,467,741
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,339,200	29,237
Telenet Group Holding NV	31,000	1,219,909
TOTAL BELGIUM		392,252,406
Bermuda - 1.0%
Assured Guaranty Ltd.	2,353,200	34,027,272
China Foods Ltd.	882,000	541,861
CNPC (Hong Kong) Ltd.	10,904,000	15,915,186
Huabao International Holdings Ltd.	77,697,000	114,998,895
Li & Fung Ltd.	28,626,000	185,594,642
Vostok Nafta Investment Ltd. SDR (a)	118,000	722,501
Vtech Holdings Ltd.	93,100	1,034,670
TOTAL BERMUDA		352,835,027
Brazil - 1.5%
All America Latina Logistica SA	67,600	570,799
Anhanguera Educacional Participacoes SA	1,038,700	22,019,817
Banco Bradesco SA	142,800	2,089,547
Banco do Brasil SA	5,175,000	92,358,621
Banco Santander (Brasil) SA ADR	5,000,000	58,000,000
BM&F Bovespa SA	9,278,400	64,823,604
Droga Raia SA	386,000	6,064,888
Drogasil SA	6,198,300	44,605,457
Estacio Participacoes SA	1,989,165	28,629,661
Itau Unibanco Banco Multiplo SA ADR	4,984,900	107,175,350

	Shares	Value
Mills Estruturas e Servicos de Engenharia SA	1,727,100	$ 21,636,653
Souza Cruz Industria Comerico	875,000	41,779,610
Tractebel Energia Sa	86,800	1,342,993
Vivo Participacoes SA sponsored ADR	515,000	17,530,600
Weg SA	43,292	515,610
TOTAL BRAZIL		509,143,210
British Virgin Islands - 0.0%
HLS Systems International Ltd. (a)	40,900	656,445
Canada - 4.8%
Agnico-Eagle Mines Ltd. (Canada)	1,250,000	85,580,861
Barrick Gold Corp.	800,000	37,934,272
Canadian Natural Resources Ltd.	4,175,000	186,208,920
Fairfax Financial Holdings Ltd. (sub. vtg.)	170,000	64,868,645
Goldcorp, Inc.	825,000	33,120,318
InterOil Corp. (a)(d)	675,000	46,710,000
Ivanhoe Mines Ltd. (a)	2,538,160	70,508,670
Niko Resources Ltd.	2,237,500	217,916,542
Open Text Corp. (a)	1,445,400	71,382,056
Painted Pony Petroleum Ltd. (a)(e)(f)	2,139,100	22,435,871
Painted Pony Petroleum Ltd. Class A (a)(e)	3,535,700	37,084,058
Petrobank Energy & Resources Ltd. (e)	5,625,000	132,042,254
Petrominerales Ltd.	3,454,875	134,730,117
Royal Bank of Canada	300,000	16,086,305
Silver Wheaton Corp. (a)	2,126,900	65,627,750
Suncor Energy, Inc.	3,100,000	128,384,777
Talisman Energy, Inc.	8,454,900	193,742,290
Uranium One, Inc. (d)	15,000,000	98,142,044
TOTAL CANADA		1,642,505,750
Cayman Islands - 0.7%
China Automation Group Ltd.	2,746,000	2,099,087
China ZhengTong Auto Services Holdings Ltd.	35,086,000	29,115,332
Consolidated Water Co., Inc.	85,100	930,994
Fook Woo Group Holdings Ltd.	1,768,000	634,927
Hengan International Group Co. Ltd.	7,325,500	54,822,867
Hengdeli Holdings Ltd.	68,972,000	38,834,789
hiSoft Technology International Ltd. ADR (a)	1,315,100	39,610,812
Lijun International Pharmaceutical Holding Ltd.	31,125,000	8,143,726
Minth Group Ltd.	7,652,000	11,580,854
Perfect World Co. Ltd. sponsored ADR Class B (a)	46,900	1,089,018
Samson Holding Ltd.	1,620,000	353,222
Silver Base Group Holdings Ltd.	26,592,000	19,099,528
Want Want China Holdings Ltd.	36,665,000	30,472,656
TOTAL CAYMAN ISLANDS		236,787,812
Common Stocks - continued
	Shares	Value
China - 1.6%
Agricultural Bank of China (H Shares)	190,164,000	$ 93,657,624
Baidu.com, Inc. sponsored ADR (a)	973,500	105,751,305
Bank of China Ltd. (H Shares)	89,770,000	46,630,477
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	19,359,600	44,396,374
China Construction Bank Corp. (H Shares)	33,986,000	29,858,929
China Merchants Bank Co. Ltd. (H Shares)	56,912,500	134,018,251
Hainan Meilan International Airport Co. Ltd.	547,000	648,952
NetEase.com, Inc. sponsored ADR (a)	1,193,000	48,125,620
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	6,120,000	15,855,736
Tingyi (Cayman Islands) Holding Corp.	7,700,000	18,843,115
TOTAL CHINA		537,786,383
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	423,500	559,020
Denmark - 2.7%
Carlsberg AS Series B	1,982,450	197,509,573
Novo Nordisk AS Series B	4,898,839	551,488,828
Pandora A/S	1,108,600	70,748,274
William Demant Holding AS (a)	1,250,000	100,088,151
TOTAL DENMARK		919,834,826
Finland - 0.4%
Fortum Corp.	40,000	1,232,100
Nokia Corp. sponsored ADR (d)	9,550,000	102,185,000
Nokian Tyres PLC	743,500	26,850,923
TOTAL FINLAND		130,268,023
France - 6.2%
Alstom SA	2,434,922	135,886,386
Atos Origin SA (a)	1,149,659	64,001,959
AXA SA sponsored ADR	6,572,200	139,593,528
BNP Paribas SA	2,470,000	184,626,078
Carrefour SA	48,700	2,385,797
Casino Guichard Perrachon et Compagnie	384,239	37,542,275
Club Mediterranee SA (a)	750,737	17,220,101
Danone	32,500	1,957,225
Dassault Aviation SA	36,265	30,294,468
Essilor International SA	1,868,672	124,904,699
Euler Hermes SA (a)	200,000	18,377,456
Iliad Group SA	677,135	71,888,681
LVMH Moet Hennessy - Louis Vuitton	1,877,651	293,166,006
PPR SA	1,781,100	284,674,549
Sanofi-Aventis	2,558,529	174,837,674
Schneider Electric SA	764,142	119,151,974
Societe Generale Series A	2,087,650	134,983,002

	Shares	Value
Technip SA	1,305,100	$ 126,800,814
Vallourec SA (d)	1,309,460	142,228,910
VINCI SA	588,200	34,049,819
TOTAL FRANCE		2,138,571,401
Germany - 6.4%
adidas AG	848,730	52,855,348
BASF AG	2,297,237	176,681,463
Bayer AG	36,500	2,691,303
Bayerische Motoren Werke AG (BMW)	4,028,331	309,269,151
Daimler AG (Germany) (a)	3,664,693	268,006,255
Deutsche Boerse AG	1,228,500	93,105,361
ElringKlinger AG	310,500	9,925,490
Fresenius Medical Care AG & Co. KGaA	2,706,700	158,353,359
Fresenius SE	2,321,000	202,339,952
GFK AG	1,600,000	82,764,264
HeidelbergCement AG	1,700,000	111,082,029
Kabel Deutschland Holding AG	21,700	1,093,229
Linde AG	1,428,462	208,169,839
MAN SE	292,380	33,798,649
Rheinmetall AG	549,750	47,068,089
SAP AG	756,585	43,729,993
Siemens AG	22,766	2,918,134
Siemens AG sponsored ADR (d)	3,053,100	392,048,571
Symrise AG	96,000	2,717,191
TOTAL GERMANY		2,198,617,670
Hong Kong - 1.0%
AIA Group Ltd.	18,365,200	50,525,028
China Mobile (Hong Kong) Ltd.	309,500	3,042,287
Henderson Land Development Co. Ltd.	14,460,155	100,242,584
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,171,600	462,351
Hopewell Holdings Ltd.	309,500	1,004,303
Swire Pacific Ltd. (A Shares)	4,577,000	71,970,578
Wharf Holdings Ltd.	15,247,000	115,181,652
TOTAL HONG KONG		342,428,783
India - 1.0%
Axis Bank Ltd.	1,213,940	32,906,846
Bilcare Ltd.	54,898	632,181
CESC Ltd. GDR	202,050	1,357,802
Cipla Ltd.	109,853	796,239
DB Corp. Ltd.	45,084	249,499
HDFC Bank Ltd.	2,347,154	105,090,804
Housing Development Finance Corp. Ltd.	4,336,280	59,458,843
Infrastructure Development Finance Co. Ltd.	11,302,606	36,318,793
ITC Ltd.	4,346,226	15,421,633
MindTree Consulting Ltd.	44,055	463,863
Punjab National Bank	77,657	1,983,510
Redington India Ltd.	411,158	651,393
Common Stocks - continued
	Shares	Value
India - continued
Reliance Industries Ltd.	93,674	$ 1,879,204
Rural Electrification Corp. Ltd.	109,097	580,065
Shriram Transport Finance Co. Ltd.	2,008,101	30,094,126
Sobha Developers Ltd.	164,012	934,859
State Bank of India	1,080,924	62,329,155
TOTAL INDIA		351,148,815
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	2,069,000	1,109,050
PT Perusahaan Gas Negara Tbk Series B	80,497,000	37,588,513
PT Semen Gresik (Persero) Tbk	1,163,000	996,162
TOTAL INDONESIA		39,693,725
Ireland - 0.4%
CRH PLC	4,099,800	88,238,476
Ryanair Holdings PLC sponsored ADR	1,138,900	34,804,784
TOTAL IRELAND		123,043,260
Italy - 2.5%
Fiat Industrial SpA (a)	20,580,792	278,510,905
Fiat SpA	14,025,700	136,136,390
Intesa Sanpaolo SpA	20,445,000	68,013,768
Mediaset SpA	8,559,000	55,569,158
Saipem SpA	6,762,650	338,289,799
TOTAL ITALY		876,520,020
Japan - 12.4%
ABC-Mart, Inc.	298,700	10,859,172
Canon, Inc. sponsored ADR (d)	4,104,600	201,782,136
Chiyoda Corp.	3,789,000	33,652,303
Denso Corp.	5,225,000	192,245,372
eAccess Ltd.	42,870	25,958,078
Elpida Memory, Inc. (a)(d)	3,579,300	51,805,658
Fanuc Ltd.	885,100	139,752,633
Fast Retailing Co. Ltd.	803,700	117,010,418
Honda Motor Co. Ltd.	5,469,700	235,756,068
Hoya Corp.	2,000,000	47,124,757
Itochu Corp.	6,178,000	67,139,085
Japan Tobacco, Inc.	53,692	201,475,831
JSR Corp.	4,543,500	93,659,869
KDDI Corp.	12,235	68,717,532
Keyence Corp.	731,100	193,998,028
Komatsu Ltd.	7,736,200	230,351,767
Mazda Motor Corp.	32,330,000	95,319,933
Mitsubishi Corp.	5,819,600	162,010,065
Mitsubishi UFJ Financial Group, Inc.	24,770,300	128,654,904
Mitsui & Co. Ltd.	8,605,100	144,676,390
Nintendo Co. Ltd.	317,900	85,904,265
Nitori Holdings Co. Ltd.	441,400	36,944,664
NSK Ltd.	13,881,000	132,924,782
NTT DoCoMo, Inc.	56,082	100,288,451

	Shares	Value
ORIX Corp.	4,020,290	$ 396,739,149
Rakuten, Inc.	196,702	173,024,909
ROHM Co. Ltd.	1,029,300	66,588,488
SOFTBANK CORP.	11,529,100	396,523,509
Sony Financial Holdings, Inc.	4,506	16,661,440
Sumitomo Corp.	2,944,600	42,368,088
Sumitomo Mitsui Financial Group, Inc.	2,810,400	95,553,587
Tokyo Electron Ltd.	2,698,100	175,863,001
Yahoo! Japan Corp.	299,774	113,036,128
TOTAL JAPAN		4,274,370,460
Korea (South) - 1.9%
Amorepacific Corp.	106,907	103,768,666
Cheil Worldwide, Inc.	84,120	1,066,641
Hynix Semiconductor, Inc. (a)	60,040	1,589,630
Korea Investment Holdings Co. Ltd.	16,640	748,884
KT Corp.	37,160	1,389,138
LG Corp.	27,183	2,068,081
NCsoft Corp.	70,900	12,187,300
NHN Corp. (a)	583,495	104,207,189
S1 Corp.	20,993	1,010,401
Samchully Co. Ltd.	9,630	915,812
Samsung Electronics Co. Ltd.	358,529	314,068,112
Shinhan Financial Group Co. Ltd.	2,186,480	96,840,658
TK Corp. (a)	32,850	721,607
Yuhan Corp.	6,657	894,634
TOTAL KOREA (SOUTH)		641,476,753
Luxembourg - 0.0%
Millicom International Cellular SA	9,900	923,175
Malaysia - 0.2%
Genting Bhd	17,806,800	62,002,446
Parkson Holdings Bhd	587,074	1,081,528
TOTAL MALAYSIA		63,083,974
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	1,776,800	101,259,832
Grupo Famsa SA de CV Series A (a)	394,000	703,363
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	2,112,242	50,820,543
Urbi, Desarrollos Urbanos, SA de CV (a)	255,500	618,261
Wal-Mart de Mexico SA de CV Series V	34,518,200	95,874,406
TOTAL MEXICO		249,276,405
Netherlands - 2.9%
AEGON NV (a)	13,650,000	101,014,830
Gemalto NV	1,700,000	85,958,826
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	221,000	2,516,335
sponsored ADR (a)(d)	16,160,800	184,071,512
Koninklijke KPN NV	9,835,116	155,041,113
Koninklijke Philips Electronics NV	59,250	1,845,921
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV unit (d)	6,500,600	$ 203,013,738
LyondellBasell Industries NV Class A (a)	2,653,300	95,359,602
Randstad Holdings NV (a)	934,994	51,033,871
Wolters Kluwer NV (Certificaten Van Aandelen)	5,236,500	120,005,185
TOTAL NETHERLANDS		999,860,933
Netherlands Antilles - 0.5%
Schlumberger Ltd.	1,924,800	171,287,952
Nigeria - 0.0%
Guaranty Trust Bank PLC GDR (Reg. S)	109,800	785,070
Norway - 1.2%
DnB NOR ASA	12,195,600	167,800,312
Pronova BioPharma ASA (a)	4,952,840	8,143,299
Storebrand ASA (A Shares) (a)	4,980,000	39,164,278
Telenor ASA	11,802,200	181,996,543
TOTAL NORWAY		397,104,432
Philippines - 0.0%
Manila Water Co., Inc.	2,331,300	957,376
Universal Robina Corp.	899,000	708,721
TOTAL PHILIPPINES		1,666,097
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	9,000,000	41,520,211
Russia - 1.0%
Lukoil Oil Co. sponsored ADR	550,000	34,083,500
Mobile TeleSystems OJSC sponsored ADR	50,400	963,144
OAO Gazprom sponsored ADR	2,597,800	69,517,128
OJSC MMC Norilsk Nickel sponsored ADR	3,774,200	97,374,360
Sberbank (Savings Bank of the Russian Federation) (a)	15,225,000	54,074,629
Sberbank (Savings Bank of the Russian Federation) GDR	3,500	1,327,246
TransContainer OJSC ADR	69,800	753,840
Uralkali JSC GDR (Reg. S)	2,450,900	93,011,655
TOTAL RUSSIA		351,105,502
South Africa - 0.6%
African Bank Investments Ltd.	263,200	1,336,171
AngloGold Ashanti Ltd.	29,400	1,263,719
AngloGold Ashanti Ltd. sponsored ADR	1,350,000	58,104,000
Aveng Ltd.	203,200	1,074,531
Bell Equipment Ltd. (a)	2,283	3,737
Impala Platinum Holdings Ltd.	1,232,700	34,955,475
Naspers Ltd. Class N	1,958,700	101,615,497
Shoprite Holdings Ltd.	821,900	10,185,442
TOTAL SOUTH AFRICA		208,538,572

	Shares	Value
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	5,454,727	$ 66,874,682
Banco Santander SA sponsored ADR (d)	38,778,700	474,651,288
Gestevision Telecinco SA	4,531,500	56,949,264
Inditex SA	2,314,910	174,903,280
International Consolidated Airlines Group (a)	291,000	1,195,030
Prosegur Compania de Seguridad SA (Reg.)	1,734,500	100,917,546
Red Electrica Corporacion SA	1,517,700	77,437,046
Telefonica SA	6,157,000	154,126,588
TOTAL SPAIN		1,107,054,724
Sweden - 1.0%
H&M Hennes & Mauritz AB (B Shares)	5,753,543	188,716,782
Sandvik AB	974,900	19,131,687
Swedbank AB (A Shares) (a)	8,328,300	130,646,075
TOTAL SWEDEN		338,494,544
Switzerland - 7.3%
Adecco SA (Reg.)	33,500	2,169,703
Clariant AG (Reg.) (a)	5,781,870	102,085,233
Kuehne & Nagel International AG	1,576,550	203,883,657
Nestle SA	13,959,388	754,781,292
Novartis AG	64,450	3,587,350
Novartis AG sponsored ADR (d)	2,735,600	152,810,616
Roche Holding AG (participation certificate)	364,378	55,419,881
Schindler Holding AG:
(participation certificate)	13,050	1,456,834
(Reg.)	1,278,570	142,191,230
Sonova Holding AG Class B	763,928	95,880,388
Syngenta AG (Switzerland)	322,840	104,096,182
The Swatch Group AG (Bearer)	84,750	33,984,377
Transocean Ltd. (a)	2,825,600	225,850,208
Transocean, Inc. (a)	25,160	1,982,634
UBS AG (a)	16,391,005	293,423,728
Zurich Financial Services AG	1,320,056	360,580,885
TOTAL SWITZERLAND		2,534,184,198
Taiwan - 1.9%
Advantech Co. Ltd.	195,000	602,324
Chroma ATE, Inc.	340,000	1,053,719
Giant Manufacturing Co. Ltd.	261,000	1,020,093
Hon Hai Precision Industry Co. Ltd. (Foxconn)	19,141,040	82,390,841
HTC Corp.	14,711,000	495,939,019
MediaTek, Inc.	45,000	613,636
Powertech Technology, Inc.	392,000	1,471,350
Synnex Technology International Corp.	423,000	1,115,764
Ta Chong Bank (a)	2,147,000	953,729
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Fertilizer Co. Ltd.	20,919,000	$ 78,878,461
WPG Holding Co. Ltd.	556,000	1,095,152
TOTAL TAIWAN		665,134,088
Thailand - 0.0%
Charoen Pokphand Foods PCL (For. Reg.)	1,156,400	819,452
Quality Houses PCL	15,762,600	1,040,469
TOTAL THAILAND		1,859,921
Turkey - 0.0%
Turkiye Is Bankasi AS Series C	242,000	760,162
United Kingdom - 18.8%
Anglo American PLC (United Kingdom)	3,869,200	189,786,316
Associated British Foods PLC	4,920,900	83,702,162
Aviva PLC	5,008,200	35,612,708
Barclays PLC	410,000	1,919,979
BG Group PLC	11,121,728	249,561,751
BHP Billiton PLC	4,745,480	181,178,039
BP PLC	340,500	2,675,261
BP PLC sponsored ADR	18,843,700	894,510,437
British American Tobacco PLC:
(United Kingdom)	99,400	3,670,658
sponsored ADR	1,773,400	131,444,408
British Land Co. PLC	125,000	1,038,069
Britvic PLC	4,600,700	33,056,038
Burberry Group PLC	6,263,800	107,748,140
Capita Group PLC	17,983,900	195,578,573
Carphone Warehouse Group PLC (a)	15,902,842	102,647,272
Centrica PLC	452,000	2,315,903
GlaxoSmithKline PLC	9,537,800	172,196,467
GlaxoSmithKline PLC sponsored ADR	3,131,200	113,756,496
HSBC Holdings PLC:
(United Kingdom)	459,871	5,013,369
sponsored ADR	9,939,900	543,116,136
Imperial Tobacco Group PLC	74,050	2,115,863
Inchcape PLC (a)	18,399,998	109,600,257
ITV PLC (a)	94,319,000	117,378,303
Johnson Matthey PLC	1,813,800	55,922,651
Kalahari Minerals PLC (a)	120,700	453,333
Lloyds Banking Group PLC (a)	286,550,900	289,757,967
Lonmin PLC	43,600	1,155,020
Misys PLC	15,000,355	81,517,906
Next PLC	2,508,000	79,414,869
Ocado Group PLC (a)	6,000,000	20,949,582
Pearson PLC	10,425,200	171,535,084
Premier Oil PLC (a)	19,171	622,088
Prudential PLC	229,500	2,486,686
QinetiQ Group PLC	16,755,100	35,584,279
Reckitt Benckiser Group PLC	5,891,200	320,339,996
Rio Tinto PLC	53,600	3,680,574
Rio Tinto PLC sponsored ADR (d)	3,501,000	243,249,480

	Shares	Value
Rockhopper Exploration PLC (a)	88,100	$ 502,335
Royal Dutch Shell PLC:
Class A (United Kingdom)	154,000	5,422,690
Class A sponsored ADR	4,900,000	347,851,000
Class B ADR (d)	10,800,000	762,156,000
Standard Chartered PLC (United Kingdom)	2,065,555	53,892,145
TalkTalk Telecom Group PLC	20,856,732	53,882,563
Tesco PLC	24,248,900	156,401,636
Vodafone Group PLC	1,739,000	4,880,068
Vodafone Group PLC sponsored ADR	18,853,300	534,679,588
TOTAL UNITED KINGDOM		6,505,960,145
United States of America - 6.2%
Anadarko Petroleum Corp.	1,814,200	139,838,536
Apple, Inc. (a)	787,000	267,044,840
Avon Products, Inc.	42,100	1,191,851
C. R. Bard, Inc.	864,700	81,584,445
Central European Distribution Corp. (a)	49,300	1,130,942
CF Industries Holdings, Inc.	729,200	98,471,168
Citigroup, Inc. (a)	34,286,700	165,261,894
eBay, Inc. (a)	2,883,600	87,546,096
First Cash Financial Services, Inc. (a)	17,900	590,521
General Motors Co.	2,517,900	91,878,171
Google, Inc. Class A (a)	406,608	244,111,179
Gran Tierra Energy, Inc. (a)	64,500	582,435
Illumina, Inc. (a)	1,027,800	71,267,652
Jacobs Engineering Group, Inc. (a)	1,314,200	67,510,454
JPMorgan Chase & Co.	1,903,200	85,529,808
Lear Corp. (a)	206,100	21,770,343
Medco Health Solutions, Inc. (a)	2,286,700	139,534,434
Newmont Mining Corp.	1,000,000	55,070,000
Philip Morris International, Inc.	603,100	34,521,444
QUALCOMM, Inc.	18,300	990,579
SanDisk Corp. (a)	2,786,000	126,400,820
Schweitzer-Mauduit International, Inc. (e)	1,297,914	77,822,923
The Walt Disney Co.	1,423,200	55,319,784
The Western Union Co.	72,300	1,466,244
Unisys Corp. (a)	403,982	11,444,810
Wells Fargo & Co.	6,137,200	198,968,024
Yahoo!, Inc. (a)	62,100	1,001,052
TOTAL UNITED STATES OF AMERICA		2,127,850,449
TOTAL COMMON STOCKS (Cost $25,854,824,127)		33,333,923,687
Nonconvertible Preferred Stocks - 1.4%
	Shares	Value
Germany - 1.4%
ProSiebenSat.1 Media AG	4,403,100	$ 135,234,678
Volkswagen AG	2,175,300	351,402,313
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $268,107,773)		486,636,991
Master Notes - 0.0%
	Principal Amount
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (g) (Cost $369,945)	$ 361,325	361,325
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	692,284,742	692,284,742
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	630,492,203	630,492,203
TOTAL MONEY MARKET FUNDS (Cost $1,322,776,945)		1,322,776,945
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $27,446,078,790)	35,143,698,948
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(624,978,294)
NET ASSETS - 100%	$ 34,518,720,654
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,435,871 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $361,325 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 370,453
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Painted Pony Petroleum Ltd. 144A	$ 9,544,006	$ 7,892,568	$ -	$ -	$ 22,435,871
Painted Pony Petroleum Ltd. Class A	21,509,462	3,954,028	-	-	37,084,058
Petrobank Energy & Resources Ltd.	223,863,859	-	-	108,873,999	132,042,254
Schweitzer-Mauduit International, Inc.	83,300,121	-	-	194,687	77,822,923
Total	$ 338,217,448	$ 11,846,596	$ -	$ 109,068,686	$ 269,385,106
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 621,574
Fidelity Securities Lending Cash Central Fund	3,596,649
Total	$ 4,218,223
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 6,505,960,145	$ 5,631,353,285	$ 874,606,860	$ -
Japan	4,274,370,460	3,714,117,450	560,253,010	-
Germany	2,685,254,661	2,685,254,661	-	-
Switzerland	2,534,184,198	2,133,076,938	401,107,260	-
France	2,138,571,401	1,963,733,727	174,837,674	-
United States of America	2,127,850,449	2,127,850,449	-	-
Canada	1,642,505,750	1,642,505,750	-	-
Australia	1,177,557,119	1,177,557,119	-	-
Spain	1,107,054,724	886,053,454	221,001,270	-
Other	9,627,251,771	8,249,274,648	1,377,977,123	-
Master Notes	361,325	-	-	361,325
Money Market Funds	1,322,776,945	1,322,776,945	-	-
Total Investments in Securities:	$ 35,143,698,948	$ 31,533,554,426	$ 3,609,783,197	$ 361,325
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 451,860
Total Realized Gain (Loss)	(1,056,146)
Total Unrealized Gain (Loss)	1,045,040
Cost of Purchases	463,066
Proceeds of Sales	(541,987)
Amortization/Accretion	(508)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 361,325
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (8,620)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $27,593,927,388. Net unrealized appreciation aggregated $7,549,771,560, of which $8,189,789,761 related to appreciated investment securities and $640,018,201 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

January 31, 2011

1.861978.102

EME-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 0.5%
Centamin Egypt Ltd.:
(Canada) (a)	50,000	$ 112,376
(United Kingdom) (a)	150,000	327,698
Paladin Energy Ltd. (a)	100,000	500,450
TOTAL AUSTRALIA		940,524
Bailiwick of Jersey - 0.2%
Randgold Resources Ltd.	5,300	403,928
Canada - 0.8%
Bankers Petroleum Ltd. (a)	190,600	1,587,857
Egypt - 0.2%
Arab Polvara Spinning & Weaving Co. (a)	730,000	299,104
Jordan - 0.2%
Jordan Phosphates Mines Co. (a)	15,548	371,440
Kazakhstan - 0.2%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	20,000	430,000
Kenya - 1.0%
British American Tobacco Kenya Ltd.	182,900	622,830
East African Breweries Ltd.	274,667	623,550
Safaricom Ltd.	10,600,000	581,986
TOTAL KENYA		1,828,366
Morocco - 1.0%
Maroc Telecom	101,700	1,940,829
Nigeria - 1.1%
Guaranty Trust Bank PLC GDR (Reg. S)	54,913	392,628
Nigerian Breweries PLC	1,074,416	579,048
Skye Bank PLC	5,000,000	305,291
United Bank for Africa PLC	3,986,048	273,771
Zenith Bank PLC	6,545,426	658,199
TOTAL NIGERIA		2,208,937
Poland - 2.9%
Bank Polska Kasa Opieki SA	52,500	3,126,633
Eurocash SA	124,500	1,376,685
Powszechna Kasa Oszczednosci Bank SA	75,400	1,080,594
TOTAL POLAND		5,583,912
Qatar - 0.9%
Qatar National Bank SAQ	30,207	1,667,429
Common Stocks - continued
	Shares	Value
Russia - 30.6%
Comstar United TeleSystems OJSC GDR (Reg. S) (a)	98,057	$ 635,900
DIXY Group OJSC (a)	113,700	1,627,753
Interregional Distribution Grid Companies Holding JSC (a)	6,534,000	1,227,990
Lukoil Oil Co. sponsored ADR (United Kingdom)	167,395	10,244,574
Magnit OJSC	15,800	2,069,696
Magnit OJSC GDR (Reg. S)	1,700	44,489
Novolipetsk Steel Ojsc	47,300	2,017,818
OAO Gazprom (a)	2,174,100	14,373,849
OAO Gazprom sponsored ADR (Reg. S)	11,900	314,874
OAO NOVATEK (a)	73,900	770,398
OAO NOVATEK GDR	45,300	5,109,840
OJSC MMC Norilsk Nickel (a)	100	25,117
OJSC Oil Co. Rosneft (a)	75,500	645,134
OJSC Oil Co. Rosneft GDR (Reg. S)	388,900	3,325,095
RusHydro JSC (a)	15,533,800	775,725
Sberbank (Savings Bank of the Russian Federation) (a)	2,844,700	10,103,520
Sistema JSFC sponsored GDR	25,900	593,110
Surgutneftegaz JSC sponsored ADR	4,100	45,551
TGK-1 OAO (a)	670,128,100	510,504
Uralkali JSC (a)	326,700	2,480,429
Uralkali JSC GDR (Reg. S)	1,200	45,540
VTB Bank JSC unit	287,600	2,057,778
TOTAL RUSSIA		59,044,684
South Africa - 45.0%
Africa Cellular Towers Ltd. (a)	5,335,800	89,056
African Rainbow Minerals Ltd.	75,800	2,219,241
AngloGold Ashanti Ltd.	96,800	4,160,816
ArcelorMittal South Africa Ltd.	35,000	399,177
Aspen Pharmacare Holdings Ltd.	213,600	2,531,186
Aveng Ltd.	166,000	877,816
Barloworld Ltd.	128,500	1,238,925
Bidvest Group Ltd.	90,300	1,927,877
Cashbuild Ltd.	89,100	1,120,783
Clicks Group Ltd.	822,391	4,535,287
DRDGOLD Ltd.	1,008,514	461,467
Exxaro Resources Ltd.	273,200	5,452,753
FirstRand Ltd.	2,072,100	5,617,017
Foschini Ltd.	149,700	1,655,074
Harmony Gold Mining Co. Ltd.	462,500	5,031,705
Illovo Sugar Ltd.	369,303	1,363,737
Impala Platinum Holdings Ltd.	60,200	1,707,082
Common Stocks - continued
	Shares	Value
South Africa - continued
Lewis Group Ltd.	38,300	$ 404,851
Mr Price Group Ltd.	163,800	1,295,400
MTN Group Ltd.	545,750	9,336,456
Nampak Ltd.	126,500	404,495
Naspers Ltd. Class N	70,600	3,662,661
Northam Platinum Ltd.	285,700	1,705,108
Paracon Holdings Ltd.	2,828,728	708,185
Pioneer Foods Ltd.	128,500	982,990
Raubex Group Ltd.	374,900	1,131,510
RMB Holdings Ltd.	204,300	1,090,293
Sanlam Ltd.	723,600	2,737,478
Sasol Ltd.	115,300	5,592,458
Shoprite Holdings Ltd.	452,500	5,607,632
Spur Corp. Ltd.	162,800	317,005
Standard Bank Group Ltd.	526,363	7,703,123
Tiger Brands Ltd.	64,600	1,671,201
Vodacom Group (Pty) Ltd.	185,200	1,803,110
Woolworths Holdings Ltd.	36,446	119,124
TOTAL SOUTH AFRICA		86,662,079
Turkey - 7.8%
Aygaz AS	105,000	568,027
Bim Birlesik Magazalar AS JSC	49,000	1,575,818
Boyner Buyuk Magazacilik AS (a)	296,000	689,959
Koc Holding AS	303,000	1,235,039
Tupras-Turkiye Petrol Rafinerileri AS	65,000	1,685,260
Turk Telekomunikasyon AS	187,000	766,881
Turkiye Garanti Bankasi AS	1,041,000	4,632,434
Turkiye Halk Bankasi AS	309,000	2,436,179
Turkiye Is Bankasi AS Series C	488,000	1,532,889
TOTAL TURKEY		15,122,486
United Arab Emirates - 0.9%
Dubai Financial Market PJSC (a)	2,326,050	873,919
First Gulf Bank PJSC	189,296	852,928
TOTAL UNITED ARAB EMIRATES		1,726,847
United Kingdom - 1.2%
Aurelian Oil & Gas PLC (a)	437,246	537,492
BowLeven PLC (a)	68,800	385,953
Hikma Pharmaceuticals PLC	108,442	1,396,437
TOTAL UNITED KINGDOM		2,319,882
Common Stocks - continued
	Shares	Value
Zambia - 0.2%
Zambeef Products PLC	629,909	$ 455,514
TOTAL COMMON STOCKS (Cost $160,689,920)		182,593,818
Nonconvertible Preferred Stocks - 1.3%

Russia - 1.3%
Surgutneftegaz JSC (a) (Cost $2,159,655)	4,350,900	2,501,581
Government Obligations - 0.3%
Principal Amount
Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	615,195
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $3,465,196)	3,465,196	3,465,196
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $166,987,099)		189,175,790
NET OTHER ASSETS (LIABILITIES) - 1.9%		3,624,125
NET ASSETS - 100%		$ 192,799,915
Currency Abbreviations
GHS	-	Ghana Cedi
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,428
Fidelity Securities Lending Cash Central Fund	20
Total	$ 3,448
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 86,662,079	$ 71,415,633	$ 15,246,446	$ -
Russia	61,546,265	61,546,265	-	-
Turkey	15,122,486	15,122,486	-	-
Poland	5,583,912	5,583,912	-	-
United Kingdom	2,319,882	2,319,882	-	-
Nigeria	2,208,937	2,208,937	-	-
Morocco	1,940,829	1,940,829	-	-
Kenya	1,828,366	1,828,366	-	-
United Arab Emirates	1,726,847	1,726,847	-	-
Other	6,155,796	3,785,335	2,370,461	-
Government Obligations	615,195	-	615,195	-
Money Market Funds	3,465,196	3,465,196	-	-
Total Investments in Securities:	$ 189,175,790	$ 170,943,688	$ 18,232,102	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $168,522,366. Net unrealized appreciation aggregated $20,653,424, of which $30,739,638 related to appreciated investment securities and $10,086,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Emerging Europe, Middle East,
Africa (EMEA) Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Emerging Europe, Middle East,
Africa (EMEA) Fund

1.861996.102

AEME-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 0.5%
Centamin Egypt Ltd.:
(Canada) (a)	50,000	$ 112,376
(United Kingdom) (a)	150,000	327,698
Paladin Energy Ltd. (a)	100,000	500,450
TOTAL AUSTRALIA		940,524
Bailiwick of Jersey - 0.2%
Randgold Resources Ltd.	5,300	403,928
Canada - 0.8%
Bankers Petroleum Ltd. (a)	190,600	1,587,857
Egypt - 0.2%
Arab Polvara Spinning & Weaving Co. (a)	730,000	299,104
Jordan - 0.2%
Jordan Phosphates Mines Co. (a)	15,548	371,440
Kazakhstan - 0.2%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	20,000	430,000
Kenya - 1.0%
British American Tobacco Kenya Ltd.	182,900	622,830
East African Breweries Ltd.	274,667	623,550
Safaricom Ltd.	10,600,000	581,986
TOTAL KENYA		1,828,366
Morocco - 1.0%
Maroc Telecom	101,700	1,940,829
Nigeria - 1.1%
Guaranty Trust Bank PLC GDR (Reg. S)	54,913	392,628
Nigerian Breweries PLC	1,074,416	579,048
Skye Bank PLC	5,000,000	305,291
United Bank for Africa PLC	3,986,048	273,771
Zenith Bank PLC	6,545,426	658,199
TOTAL NIGERIA		2,208,937
Poland - 2.9%
Bank Polska Kasa Opieki SA	52,500	3,126,633
Eurocash SA	124,500	1,376,685
Powszechna Kasa Oszczednosci Bank SA	75,400	1,080,594
TOTAL POLAND		5,583,912
Qatar - 0.9%
Qatar National Bank SAQ	30,207	1,667,429
Common Stocks - continued
	Shares	Value
Russia - 30.6%
Comstar United TeleSystems OJSC GDR (Reg. S) (a)	98,057	$ 635,900
DIXY Group OJSC (a)	113,700	1,627,753
Interregional Distribution Grid Companies Holding JSC (a)	6,534,000	1,227,990
Lukoil Oil Co. sponsored ADR (United Kingdom)	167,395	10,244,574
Magnit OJSC	15,800	2,069,696
Magnit OJSC GDR (Reg. S)	1,700	44,489
Novolipetsk Steel Ojsc	47,300	2,017,818
OAO Gazprom (a)	2,174,100	14,373,849
OAO Gazprom sponsored ADR (Reg. S)	11,900	314,874
OAO NOVATEK (a)	73,900	770,398
OAO NOVATEK GDR	45,300	5,109,840
OJSC MMC Norilsk Nickel (a)	100	25,117
OJSC Oil Co. Rosneft (a)	75,500	645,134
OJSC Oil Co. Rosneft GDR (Reg. S)	388,900	3,325,095
RusHydro JSC (a)	15,533,800	775,725
Sberbank (Savings Bank of the Russian Federation) (a)	2,844,700	10,103,520
Sistema JSFC sponsored GDR	25,900	593,110
Surgutneftegaz JSC sponsored ADR	4,100	45,551
TGK-1 OAO (a)	670,128,100	510,504
Uralkali JSC (a)	326,700	2,480,429
Uralkali JSC GDR (Reg. S)	1,200	45,540
VTB Bank JSC unit	287,600	2,057,778
TOTAL RUSSIA		59,044,684
South Africa - 45.0%
Africa Cellular Towers Ltd. (a)	5,335,800	89,056
African Rainbow Minerals Ltd.	75,800	2,219,241
AngloGold Ashanti Ltd.	96,800	4,160,816
ArcelorMittal South Africa Ltd.	35,000	399,177
Aspen Pharmacare Holdings Ltd.	213,600	2,531,186
Aveng Ltd.	166,000	877,816
Barloworld Ltd.	128,500	1,238,925
Bidvest Group Ltd.	90,300	1,927,877
Cashbuild Ltd.	89,100	1,120,783
Clicks Group Ltd.	822,391	4,535,287
DRDGOLD Ltd.	1,008,514	461,467
Exxaro Resources Ltd.	273,200	5,452,753
FirstRand Ltd.	2,072,100	5,617,017
Foschini Ltd.	149,700	1,655,074
Harmony Gold Mining Co. Ltd.	462,500	5,031,705
Illovo Sugar Ltd.	369,303	1,363,737
Impala Platinum Holdings Ltd.	60,200	1,707,082
Common Stocks - continued
	Shares	Value
South Africa - continued
Lewis Group Ltd.	38,300	$ 404,851
Mr Price Group Ltd.	163,800	1,295,400
MTN Group Ltd.	545,750	9,336,456
Nampak Ltd.	126,500	404,495
Naspers Ltd. Class N	70,600	3,662,661
Northam Platinum Ltd.	285,700	1,705,108
Paracon Holdings Ltd.	2,828,728	708,185
Pioneer Foods Ltd.	128,500	982,990
Raubex Group Ltd.	374,900	1,131,510
RMB Holdings Ltd.	204,300	1,090,293
Sanlam Ltd.	723,600	2,737,478
Sasol Ltd.	115,300	5,592,458
Shoprite Holdings Ltd.	452,500	5,607,632
Spur Corp. Ltd.	162,800	317,005
Standard Bank Group Ltd.	526,363	7,703,123
Tiger Brands Ltd.	64,600	1,671,201
Vodacom Group (Pty) Ltd.	185,200	1,803,110
Woolworths Holdings Ltd.	36,446	119,124
TOTAL SOUTH AFRICA		86,662,079
Turkey - 7.8%
Aygaz AS	105,000	568,027
Bim Birlesik Magazalar AS JSC	49,000	1,575,818
Boyner Buyuk Magazacilik AS (a)	296,000	689,959
Koc Holding AS	303,000	1,235,039
Tupras-Turkiye Petrol Rafinerileri AS	65,000	1,685,260
Turk Telekomunikasyon AS	187,000	766,881
Turkiye Garanti Bankasi AS	1,041,000	4,632,434
Turkiye Halk Bankasi AS	309,000	2,436,179
Turkiye Is Bankasi AS Series C	488,000	1,532,889
TOTAL TURKEY		15,122,486
United Arab Emirates - 0.9%
Dubai Financial Market PJSC (a)	2,326,050	873,919
First Gulf Bank PJSC	189,296	852,928
TOTAL UNITED ARAB EMIRATES		1,726,847
United Kingdom - 1.2%
Aurelian Oil & Gas PLC (a)	437,246	537,492
BowLeven PLC (a)	68,800	385,953
Hikma Pharmaceuticals PLC	108,442	1,396,437
TOTAL UNITED KINGDOM		2,319,882
Common Stocks - continued
	Shares	Value
Zambia - 0.2%
Zambeef Products PLC	629,909	$ 455,514
TOTAL COMMON STOCKS (Cost $160,689,920)		182,593,818
Nonconvertible Preferred Stocks - 1.3%

Russia - 1.3%
Surgutneftegaz JSC (a) (Cost $2,159,655)	4,350,900	2,501,581
Government Obligations - 0.3%
Principal Amount
Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	615,195
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $3,465,196)	3,465,196	3,465,196
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $166,987,099)		189,175,790
NET OTHER ASSETS (LIABILITIES) - 1.9%		3,624,125
NET ASSETS - 100%		$ 192,799,915
Currency Abbreviations
GHS	-	Ghana Cedi
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,428
Fidelity Securities Lending Cash Central Fund	20
Total	$ 3,448
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
South Africa	$ 86,662,079	$ 71,415,633	$ 15,246,446	$ -
Russia	61,546,265	61,546,265	-	-
Turkey	15,122,486	15,122,486	-	-
Poland	5,583,912	5,583,912	-	-
United Kingdom	2,319,882	2,319,882	-	-
Nigeria	2,208,937	2,208,937	-	-
Morocco	1,940,829	1,940,829	-	-
Kenya	1,828,366	1,828,366	-	-
United Arab Emirates	1,726,847	1,726,847	-	-
Other	6,155,796	3,785,335	2,370,461	-
Government Obligations	615,195	-	615,195	-
Money Market Funds	3,465,196	3,465,196	-	-
Total Investments in Securities:	$ 189,175,790	$ 170,943,688	$ 18,232,102	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $168,522,366. Net unrealized appreciation aggregated $20,653,424, of which $30,739,638 related to appreciated investment securities and $10,086,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Markets Fund -
Emerging Markets
Class K

January 31, 2011

1.813065.106

EMF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	363,700	$ 16,781,118
Austria - 0.3%
Erste Bank AG	329,500	16,509,729
Bailiwick of Jersey - 0.6%
Heritage Oil PLC	1,922,278	10,036,942
Randgold Resources Ltd. sponsored ADR	199,700	15,275,053
West China Cement Ltd. (a)	14,412,000	5,101,724
TOTAL BAILIWICK OF JERSEY		30,413,719
Bermuda - 2.6%
Aquarius Platinum Ltd.:
(Australia)	3,233,117	17,914,113
(United Kingdom)	815,422	4,569,766
Cheung Kong Infrastructure Holdings Ltd.	2,801,000	13,310,211
China Yurun Food Group Ltd.	6,971,000	22,530,936
Credicorp Ltd. (NY Shares)	171,600	17,891,016
G-Resources Group Ltd. (a)	3,720,000	276,731
Orient Overseas International Ltd.	2,826,000	28,325,967
Shenzhen International Holdings Ltd.	144,325,000	12,772,452
Sparkle Roll Group Ltd.	24,992,000	4,519,639
Texwinca Holdings Ltd.	6,170,000	6,702,737
TOTAL BERMUDA		128,813,568
Brazil - 13.4%
AES Tiete SA (PN) (non-vtg.)	659,800	9,290,617
Anhanguera Educacional Participacoes SA	150,900	3,198,990
Banco Bradesco SA (PN) sponsored ADR	4,124,550	78,036,486
Banco do Brasil SA	1,714,000	30,589,889
Banco do Estado do Rio Grande do Sul SA	1,202,200	11,823,736
Brasil Insurance Participacoes e Administracao SA	9,400	10,620,450
Cia Hering SA	727,700	11,171,886
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	493,500	18,831,960
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,574,400	42,036,480
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	191,900	4,695,364
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	9,515	157,188
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	1,931,796	32,956,440
Confab Industrial SA (PN) (non-vtg.)	791,900	2,744,937
Eletropaulo Metropolitana SA (PN-B)	538,300	10,491,604
Estacio Participacoes SA	474,700	6,832,264
Even Construtora e Incorporadora SA	598,400	2,834,999
Fleury SA	391,400	5,868,066
HRT Participacoes em Petroleo SA (a)	5,500	5,996,402

	Shares	Value
Light SA	657,200	$ 10,306,315
Lojas Renner SA	569,800	16,538,723
Natura Cosmeticos SA	228,600	5,853,805
OGX Petroleo e Gas Participacoes SA (a)	3,989,700	41,177,054
PDG Realty SA Empreendimentos e Participacoes	3,915,700	21,650,827
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	435,500	15,995,915
(PN) (non-vtg.)	1,934,000	31,419,526
(PN) sponsored ADR (non-vtg.)	2,000,439	66,514,597
SLC Agricola SA	569,800	6,762,424
Tegma Gestao Logistica	413,100	5,316,417
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	799,500	30,381,000
Vale SA:
(PN-A) sponsored ADR	3,558,898	110,254,660
sponsored ADR	142,700	4,970,241
TOTAL BRAZIL		655,319,262
British Virgin Islands - 0.3%
Camelot Information Systems, Inc. ADR	238,000	5,331,200
Mail.ru Group Ltd. GDR unit (a)(e)	293,400	10,445,040
TOTAL BRITISH VIRGIN ISLANDS		15,776,240
Canada - 1.9%
Carpathian Gold, Inc. (a)	106,500	64,894
China Gold International Resources Corp. Ltd. (a)	158,000	810,589
Eldorado Gold Corp.	1,211,911	19,478,222
First Quantum Minerals Ltd.	203,300	23,526,426
First Uranium Corp. (a)(d)	2,547,900	2,519,649
Niko Resources Ltd.	113,600	11,063,830
Petrominerales Ltd.	540,400	21,074,035
Uranium One, Inc.	2,294,800	15,014,424
TOTAL CANADA		93,552,069
Cayman Islands - 3.2%
3SBio, Inc. sponsored ADR (a)	475,177	7,645,598
Alibaba.com Ltd.	2,868,000	5,664,786
Bitauto Holdings Ltd. ADR	414,100	4,488,844
China Shanshui Cement Group Ltd.	24,856,000	19,414,765
China ZhengTong Auto Services Holdings Ltd.	5,099,500	4,231,706
Country Garden Holdings Co. Ltd.	13,248,000	4,961,543
E-Commerce China Dangdang, Inc. ADR	218,500	6,183,550
Eurasia Drilling Co. Ltd. GDR (Reg. S)	665,700	20,170,710
EVA Precision Industrial Holdings Ltd.	15,158,000	13,045,119
hiSoft Technology International Ltd. ADR (a)	79,400	2,391,528
International Mining Machinery Holdings Ltd.	10,358,500	7,997,918
Kingboard Chemical Holdings Ltd.	4,203,500	23,937,436
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	285,000	288,041
Microport Scientific Corp.	180,000	142,674
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Minth Group Ltd.	2,034,000	$ 3,078,340
Sany Heavy Equipment International Holdings Co. Ltd.	4,737,000	6,889,696
Shenguan Holdings Group Ltd.	9,162,000	12,291,520
SOHO China Ltd.	6,367,500	5,022,589
Trina Solar Ltd. (a)(d)	320,200	8,347,614
TOTAL CAYMAN ISLANDS		156,193,977
Chile - 0.2%
Empresas La Polar SA	1,350,311	8,296,922
China - 9.1%
Agricultural Bank of China (H Shares)	22,249,000	10,957,849
Anhui Expressway Co. Ltd. (H Shares)	8,504,000	7,013,226
Baidu.com, Inc. sponsored ADR (a)	182,322	19,805,639
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	2,584,600	5,927,130
China Communications Services Corp. Ltd. (H Shares)	14,080,000	8,613,996
China Construction Bank Corp. (H Shares)	84,827,000	74,526,081
China Merchants Bank Co. Ltd. (H Shares)	9,346,805	22,009,971
China Minsheng Banking Corp. Ltd. (H Shares)	19,730,500	16,727,196
China Petroleum & Chemical Corp.:
(H Shares)	12,894,000	14,251,159
sponsored ADR (H Shares) (d)	226,100	24,920,742
China Resources Land Ltd.	3,232,000	5,828,278
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	11,275,000	7,635,440
Digital China Holdings Ltd. (H Shares)	4,795,000	9,200,339
Dongfeng Motor Group Co. Ltd. (H Shares)	6,270,000	11,065,463
Global Bio-Chem Technology Group Co. Ltd. (a)	9,544,000	1,554,597
Golden Eagle Retail Group Ltd. (H Shares)	6,803,000	18,672,301
Harbin Power Equipment Co. Ltd. (H Shares)	13,268,000	16,693,910
Industrial & Commercial Bank of China Ltd. (H Shares)	117,697,670	87,554,700
Ping An Insurance Group Co. China Ltd. (H Shares)	4,450,500	44,095,158
Weichai Power Co. Ltd. (H Shares)	2,540,000	17,249,769
Yantai Changyu Pioneer Wine Co. (B Shares)	1,957,146	21,319,055
Zhaojin Mining Industry Co. Ltd. (H Shares)	792,500	2,901,944
TOTAL CHINA		448,523,943

	Shares	Value
Colombia - 0.7%
BanColombia SA sponsored ADR	127,700	$ 7,462,788
Ecopetrol SA ADR (d)	655,025	27,995,769
TOTAL COLOMBIA		35,458,557
Czech Republic - 0.7%
Komercni Banka AS	142,600	34,058,428
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	3,218,182	18,021,819
Georgia - 0.2%
Bank of Georgia unit (a)	480,001	9,235,219
Hong Kong - 3.1%
China Mobile (Hong Kong) Ltd.	3,355,900	32,987,435
CNOOC Ltd.	31,864,000	70,926,278
CNOOC Ltd. sponsored ADR (d)	101,000	22,488,660
I.T Ltd.	7,182,000	4,863,657
Shanghai Industrial Holdings Ltd.	5,649,000	22,713,953
TOTAL HONG KONG		153,979,983
Hungary - 0.1%
OTP Bank Ltd. (a)	93,900	2,621,615
India - 5.8%
Adani Enterprises Ltd.	1,078,428	13,277,666
Bank of Baroda	1,448,252	27,664,683
BGR Energy Systems Ltd.	397,212	4,769,578
Canara Bank	402,105	5,290,324
Indian Oil Corp. Ltd.	1,718,796	12,638,261
Indian Overseas Bank	3,721,281	10,564,946
Infosys Technologies Ltd. sponsored ADR	783,687	53,063,447
Infrastructure Development Finance Co. Ltd.	6,092,422	19,576,849
ITC Ltd.	3,000	10,645
Jain Irrigation Systems Ltd.	3,891,395	16,240,683
JSW Steel Ltd.	931,673	18,409,817
Reliance Industries Ltd.	361,140	7,244,866
Rural Electrification Corp. Ltd.	2,192,771	11,658,890
Shree Renuka Sugars Ltd.	1,698,408	3,044,718
Shriram Transport Finance Co. Ltd.	521,712	7,818,564
State Bank of India	129,132	7,446,119
Tata Consultancy Services Ltd.	1,790,327	45,300,253
Tata Steel Ltd.	881,230	12,301,644
Ultratech Cement Ltd.	285,758	6,253,314
TOTAL INDIA		282,575,267
Indonesia - 4.5%
PT Astra International Tbk	5,726,500	30,949,017
PT Bank Rakyat Indonesia Tbk	61,431,500	32,929,231
PT Bank Tabungan Negara Tbk	31,323,000	4,604,301
PT Bumi Serpong Damai Tbk	68,194,400	5,426,627
PT Ciputra Development Tbk (a)	98,853,500	3,332,273
PT Delta Dunia Petroindo Tbk (a)	61,669,500	8,724,271
PT Gudang Garam Tbk	2,569,000	10,576,430
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indo Tambangraya Megah Tbk	2,801,000	$ 14,333,189
PT Indocement Tunggal Prakarsa Tbk	11,128,000	16,664,993
PT Indofood Sukses Makmur Tbk	45,813,500	23,797,978
PT Kalbe Farma Tbk	20,703,500	6,464,143
PT Mitra Adiperkasa Tbk	8,531,000	2,027,156
PT Perusahaan Gas Negara Tbk Series B	54,733,600	25,558,153
PT Tambang Batubbara Bukit Asam Tbk	4,021,000	8,777,077
PT Tower Bersama Infrastructure Tbk	40,320,000	10,806,399
PT XL Axiata Tbk (a)	30,148,500	17,493,381
TOTAL INDONESIA		222,464,619
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	19,312,120	5,954,267
Kazakhstan - 0.5%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,254,511	26,971,987
Korea (South) - 14.9%
CJ CGV Co. Ltd.	214,490	4,931,906
CJ Corp.	321,306	21,661,889
Daelim Industrial Co.	133,396	14,830,053
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	326,530	11,925,509
DC Chemical Co. Ltd.	63,591	21,521,147
Doosan Co. Ltd.	106,502	15,881,985
GS Holdings Corp.	403,459	30,010,619
Hanjin Heavy Industries & Consolidated Co. Ltd.	437,319	14,995,471
Honam Petrochemical Corp.	109,310	35,236,896
Hynix Semiconductor, Inc. (a)	835,650	22,124,816
Hyundai Department Store Co. Ltd.	126,211	14,763,830
Hyundai Engineering & Construction Co. Ltd.	247,573	19,211,161
Hyundai Heavy Industries Co. Ltd.	116,622	50,507,139
Hyundai Mobis	155,491	35,891,892
Hyundai Motor Co.	407,239	65,092,798
Hyundai Steel Co.	193,903	24,067,439
Industrial Bank of Korea	2,012,960	30,467,400
Kia Motors Corp.	832,340	40,655,437
KT Corp.	478,990	17,905,904
LG Chemical Ltd.	105,689	39,637,808
Meritz Fire & Marine Insurance Co. Ltd.	577,440	5,362,543
Paradise Co. Ltd.	1,459,790	5,305,366
Samsung Electronics Co. Ltd.	144,993	127,012,534
Shinhan Financial Group Co. Ltd.	1,132,200	50,145,893
Tong Yang Securities, Inc.	966,660	7,760,040
Young Poong Precision Corp.	230,057	2,167,297
TOTAL KOREA (SOUTH)		729,074,772
Lebanon - 0.0%
BLOM Bank SAL GDR	247,400	2,474,000

	Shares	Value
Luxembourg - 0.9%
Evraz Group SA GDR (a)	710,449	$ 28,133,780
Millicom International Cellular SA	182,500	17,018,125
TOTAL LUXEMBOURG		45,151,905
Malaysia - 0.8%
AirAsia Bhd (a)	8,069,300	7,248,269
Axiata Group Bhd (a)	15,292,500	23,976,482
RHB Capital Bhd	3,352,400	9,252,909
TOTAL MALAYSIA		40,477,660
Mexico - 3.5%
America Movil SAB de CV Series L sponsored ADR	1,910,633	108,886,975
Cemex SA de CV sponsored ADR	700,000	6,629,000
Compartamos SAB de CV (a)	9,013,800	18,141,710
Genomma Lab Internacional SA de CV (a)	3,371,200	8,535,528
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	1,214,300	29,216,058
TOTAL MEXICO		171,409,271
Netherlands - 0.2%
New World Resources BV	491,926	7,997,117
Nigeria - 0.5%
Diamond Bank PLC (a)	47,978,943	2,620,473
Guaranty Trust Bank PLC GDR (Reg. S)	2,544,601	18,193,897
Guinness Nigeria PLC	2,079,687	2,779,522
TOTAL NIGERIA		23,593,892
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	2,936,300	4,919,243
Panama - 0.1%
Copa Holdings SA Class A	99,661	5,605,931
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	605,000	24,805,000
Grana y Montero SA	1,068,918	2,508,291
TOTAL PERU		27,313,291
Poland - 0.0%
LW Bogdanka S.A. (a)	17,169	678,676
Qatar - 0.3%
Commercial Bank of Qatar GDR (Reg. S)	2,702,839	12,469,161
Russia - 9.7%
Cherkizovo Group OJSC GDR (a)	442,565	8,658,269
LSR Group OJSC GDR (Reg. S) (a)	722,900	7,048,275
Magnit OJSC GDR (Reg. S)	950,700	24,879,819
Mechel Steel Group OAO sponsored ADR	1,032,200	32,545,266
Novolipetsk Steel Ojsc (a)	1,282,300	5,509,711
OAO Gazprom sponsored ADR	2,577,735	68,980,189
OAO NOVATEK GDR	448,258	50,563,502
Common Stocks - continued
	Shares	Value
Russia - continued
OAO Raspadskaya (a)	1,222,600	$ 9,282,848
OAO Tatneft sponsored ADR	984,000	34,981,200
OJSC Oil Co. Rosneft GDR (Reg. S)	6,642,000	56,789,100
Polymetal JSC GDR (Reg. S) (a)	1,260,076	20,892,060
RusHydro JSC (a)	3,096,263	154,725
RusHydro JSC sponsored ADR (a)	4,157,133	20,619,380
Sberbank (Savings Bank of the Russian Federation) (a)	14,240,900	50,579,402
Sberbank (Savings Bank of the Russian Federation) GDR	62,233	23,599,563
Severstal JSC (a)	763,835	13,841,417
Sistema JSFC sponsored GDR	737,521	16,889,231
TGK-1 OAO (a)	6,882,675,325	5,243,222
Uralkali JSC GDR (Reg. S)	639,600	24,272,820
TOTAL RUSSIA		475,329,999
Singapore - 0.9%
Keppel Corp. Ltd.	2,227,000	20,368,902
Straits Asia Resources Ltd.	8,440,000	17,154,472
Yanlord Land Group Ltd.	3,704,000	4,459,162
TOTAL SINGAPORE		41,982,536
South Africa - 4.9%
African Bank Investments Ltd.	5,989,799	30,408,031
African Rainbow Minerals Ltd.	931,598	27,274,942
AngloGold Ashanti Ltd.	611,900	26,301,690
AngloGold Ashanti Ltd. sponsored ADR	424,608	18,275,128
Aspen Pharmacare Holdings Ltd.	1,137,477	13,479,240
Clicks Group Ltd.	1,929,053	10,638,259
Foschini Ltd.	1,994,394	22,049,901
Gold Fields Ltd.	312,538	4,943,421
Imperial Holdings Ltd.	641,248	9,816,986
Mr Price Group Ltd.	1,930,953	15,270,799
Mvelaphanda Resources Ltd. (a)	3,065,002	15,773,050
Shoprite Holdings Ltd.	1,100,135	13,633,485
Standard Bank Group Ltd.	853,481	12,490,371
Wilson Bayly Holmes-Ovcon Ltd.	396,657	6,785,837
Woolworths Holdings Ltd.	3,840,230	12,551,866
TOTAL SOUTH AFRICA		239,693,006
Switzerland - 0.0%
Compagnie Financiere Richemont SA unit	450,100	2,443,379
Taiwan - 9.1%
Advanced Semiconductor Engineering, Inc.	8,684,605	10,779,482
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	5,977,540	36,582,545

	Shares	Value
Chroma ATE, Inc.	3,913,256	$ 12,127,860
Edison Opto Corp.	419,456	2,318,274
Farglory Land Development Co. Ltd.	3,742,000	9,342,114
Formosa Plastics Corp.	15,388,000	52,618,058
Fubon Financial Holding Co. Ltd.	30,706,651	42,930,098
HTC Corp.	1,628,100	54,886,705
Huaku Development Co. Ltd.	2,707,000	8,930,117
Kinsus Interconnect Technology Corp.	3,209,000	10,387,259
Macronix International Co. Ltd.	39,999,113	31,059,918
Pegatron Corp. (a)	12,483,000	17,237,201
Ruentex Development Co. Ltd.	10,390,000	15,742,424
Taishin Financial Holdings Co. Ltd.	72,445,380	42,160,018
Taiwan Cement Corp.	20,681,599	22,326,726
Taiwan Semiconductor Manufacturing Co. Ltd.	12,685,447	32,981,513
Unimicron Technology Corp.	4,429,000	9,227,083
Wistron Corp.	17,295,635	33,948,044
TOTAL TAIWAN		445,585,439
Thailand - 1.6%
Advanced Info Service PCL (For. Reg.)	5,978,900	15,476,849
Banpu PCL (For. Reg.)	417,700	9,866,397
BEC World PCL (For. Reg.)	9,795,700	9,984,292
PTT PCL (For. Reg.)	1,877,400	20,350,397
Siam Commercial Bank PCL (For. Reg.)	7,922,500	24,096,910
Total Access Communication PCL (For. Reg.)	105,200	137,010
TOTAL THAILAND		79,911,855
Turkey - 1.7%
Sinpas Gayrimenkul Yatirim Ortakligi AS	4,277,000	5,704,444
Tofas Turk Otomobil Fabrikasi AS	1,834,988	9,904,018
Turk Hava Yollari AO	7,639,571	24,663,744
Turkiye Garanti Bankasi AS	9,607,895	42,754,983
TOTAL TURKEY		83,027,189
United Kingdom - 1.1%
Eurasian Natural Resources Corp. PLC	973,422	15,699,949
Hikma Pharmaceuticals PLC	1,378,718	17,754,118
Kalahari Minerals PLC (a)	635,100	2,385,353
Xstrata PLC	868,370	19,262,924
TOTAL UNITED KINGDOM		55,102,344
United States of America - 0.7%
Central European Distribution Corp. (a)	349,800	8,024,412
China Agritech, Inc. (a)(d)	190,400	2,058,224
China Valves Technology, Inc. (a)(d)	495,200	3,614,960
Freeport-McMoRan Copper & Gold, Inc.	186,176	20,246,640
TOTAL UNITED STATES OF AMERICA		33,944,236
TOTAL COMMON STOCKS (Cost $3,827,186,088)		4,889,707,210
Money Market Funds - 1.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $73,176,837)	73,176,837	$ 73,176,837
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,900,362,925)	4,962,884,047
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(55,371,741)
NET ASSETS - 100%	$ 4,907,512,306
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,445,040 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,836
Fidelity Securities Lending Cash Central Fund	662,533
Total	$ 684,369
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 729,074,772	$ 711,168,868	$ 17,905,904	$ -
Brazil	655,319,262	655,319,262	-	-
Russia	475,329,999	475,329,999	-	-
China	448,523,943	434,272,784	14,251,159	-
Taiwan	445,585,439	401,824,444	43,760,995	-
India	282,575,267	254,910,584	27,664,683	-
South Africa	239,693,006	208,447,895	31,245,111	-
Indonesia	222,464,619	222,464,619	-	-
Mexico	171,409,271	171,409,271	-	-
Other	1,219,731,632	1,115,817,919	103,913,713	-
Money Market Funds	73,176,837	73,176,837	-	-
Total Investments in Securities:	$ 4,962,884,047	$ 4,724,142,482	$ 238,741,565	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $3,956,104,249. Net unrealized appreciation aggregated $1,006,779,798, of which $1,128,638,184 related to appreciated investment securities and $121,858,386 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Europe Fund -
Europe Fund

January 31, 2011

1.813067.106

EUR-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Austria - 0.7%
Erste Bank AG	112,900	$ 5,656,900
Bailiwick of Jersey - 1.8%
Experian PLC	464,100	5,760,775
Randgold Resources Ltd. sponsored ADR	20,100	1,537,449
Shire PLC	266,698	7,036,026
TOTAL BAILIWICK OF JERSEY		14,334,250
Belgium - 2.2%
Ageas	954,100	2,705,063
Anheuser-Busch InBev SA NV	152,651	8,421,924
Umicore SA	129,852	6,657,389
TOTAL BELGIUM		17,784,376
Bermuda - 0.4%
Huabao International Holdings Ltd.	1,977,000	2,926,147
British Virgin Islands - 0.3%
Sable Mining Africa Ltd. (a)	6,958,700	2,647,033
Canada - 1.8%
First Quantum Minerals Ltd.	45,100	5,219,094
Niko Resources Ltd.	15,800	1,538,807
Petrobank Energy & Resources Ltd. (a)	47,400	1,112,676
Uranium One, Inc.	945,600	6,186,874
TOTAL CANADA		14,057,451
Cayman Islands - 0.8%
China ZhengTong Auto Services Holdings Ltd.	1,692,000	1,404,068
E-Commerce China Dangdang, Inc. ADR	24,500	693,350
Hengdeli Holdings Ltd.	8,084,000	4,551,708
TOTAL CAYMAN ISLANDS		6,649,126
China - 0.4%
Baidu.com, Inc. sponsored ADR (a)	30,300	3,291,489
Denmark - 3.2%
Carlsberg AS Series B	61,400	6,117,223
FLSmidth & Co. A/S	41,700	3,582,469
Novo Nordisk AS Series B	114,001	12,833,710
Pandora A/S	47,800	3,050,485
TOTAL DENMARK		25,583,887
Falkland Islands - 0.1%
Falkland Oil & Gas Ltd. (a)(d)	500,000	752,776
Finland - 1.5%
Nokia Corp.	659,133	7,029,895
Nokian Tyres PLC	125,900	4,546,780
TOTAL FINLAND		11,576,675
France - 12.5%
Alstom SA	134,221	7,490,510
Atos Origin SA (a)	101,961	5,676,208
AXA SA	456,400	9,659,587
BNP Paribas SA	191,361	14,303,737

	Shares	Value
Club Mediterranee SA (a)	17,086	$ 391,912
Iliad Group SA	56,886	6,039,356
L'Oreal SA	77,300	8,973,850
LVMH Moet Hennessy - Louis Vuitton	69,825	10,902,088
Natixis SA (a)	1,091,400	5,792,729
PPR SA	59,900	9,573,862
Remy Cointreau SA	43,824	3,108,344
Safran SA	140,600	5,081,509
Schneider Electric SA	51,993	8,107,222
Societe Generale Series A	67,552	4,367,768
TOTAL FRANCE		99,468,682
Germany - 6.3%
Bayerische Motoren Werke AG (BMW)	90,662	6,960,441
Fresenius Medical Care AG & Co. KGaA	71,800	4,200,603
HeidelbergCement AG	95,500	6,240,196
Linde AG	36,566	5,328,765
MAN SE	52,912	6,116,540
Rheinmetall AG	58,500	5,008,610
Siemens AG (d)	125,307	16,061,785
TOTAL GERMANY		49,916,940
Ireland - 0.4%
Ryanair Holdings PLC sponsored ADR	106,500	3,254,640
Italy - 2.5%
Fiat Industrial SpA (a)	466,100	6,307,529
Fiat SpA	301,900	2,930,305
Intesa Sanpaolo SpA	1,297,925	4,317,768
Saipem SpA	129,757	6,490,868
TOTAL ITALY		20,046,470
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	181,000	6,601,826
Netherlands - 2.0%
AEGON NV (a)	803,300	5,944,704
ASML Holding NV (Netherlands)	105,700	4,431,238
ING Groep NV (Certificaten Van Aandelen) unit (a)	454,000	5,169,304
TOTAL NETHERLANDS		15,545,246
Norway - 3.0%
Aker Solutions ASA	169,900	3,089,466
DnB NOR ASA	378,800	5,211,942
Storebrand ASA (A Shares) (a)	1,000,500	7,868,245
Telenor ASA	193,800	2,988,505
Yara International ASA	88,900	5,001,971
TOTAL NORWAY		24,160,129
Poland - 0.5%
Eurocash SA	349,000	3,859,140
Qatar - 0.3%
Commercial Bank of Qatar GDR (Reg. S)	579,397	2,672,965
Common Stocks - continued
	Shares	Value
Russia - 4.2%
Magnit OJSC GDR (Reg. S)	174,600	$ 4,569,282
Magnitogorsk Iron & Steel Works OJSC unit	227,400	3,320,040
Mechel Steel Group OAO sponsored ADR	138,100	4,354,293
OAO Gazprom sponsored ADR	302,400	8,092,224
OJSC MMC Norilsk Nickel sponsored ADR	131,200	3,384,960
Sberbank (Savings Bank of the Russian Federation) GDR	11,100	4,209,264
Uralkali JSC GDR (Reg. S)	148,000	5,616,600
TOTAL RUSSIA		33,546,663
South Africa - 0.7%
Barloworld Ltd.	208,800	2,013,132
Clicks Group Ltd.	689,435	3,802,067
TOTAL SOUTH AFRICA		5,815,199
Spain - 7.7%
Banco Santander SA	1,659,657	20,318,864
Banco Santander SA rights (a)	1,492,881	282,038
Gestevision Telecinco SA	1,506,840	18,937,091
Inditex SA	98,823	7,466,583
Telefonica SA	584,081	14,621,149
TOTAL SPAIN		61,625,725
Sweden - 3.4%
Elekta AB (B Shares)	103,500	4,184,152
H&M Hennes & Mauritz AB (B Shares)	235,547	7,725,965
Sandvik AB	352,200	6,911,663
Swedbank AB (A Shares) (a)	518,917	8,140,253
TOTAL SWEDEN		26,962,033
Switzerland - 7.3%
Clariant AG (Reg.) (a)	214,550	3,788,115
Compagnie Financiere Richemont SA Series A	174,231	9,475,996
Julius Baer Group Ltd.	69,450	3,142,407
Schindler Holding AG (participation certificate)	51,171	5,712,465
The Swatch Group AG (Bearer)	19,600	7,859,514
Transocean Ltd. (a)	65,300	5,219,429
UBS AG (NY Shares) (a)	583,200	10,474,272
Zurich Financial Services AG	46,488	12,698,464
TOTAL SWITZERLAND		58,370,662

	Shares	Value
Turkey - 0.7%
Boyner Buyuk Magazacilik AS (a)	796,000	$ 1,855,432
Turkiye Garanti Bankasi AS	884,000	3,933,786
TOTAL TURKEY		5,789,218
United Kingdom - 28.5%
Aviva PLC	757,800	5,388,625
BG Group PLC	617,193	13,849,266
BHP Billiton PLC	241,250	9,210,702
BP PLC	1,782,800	14,007,213
BP PLC sponsored ADR	252,100	11,967,187
Burberry Group PLC	348,900	6,001,680
Carphone Warehouse Group PLC (a)	2,917,789	18,833,305
Fresnillo PLC	184,100	3,821,434
HSBC Holdings PLC (United Kingdom)	1,928,855	21,027,771
International Personal Finance PLC	588,700	3,224,688
ITV PLC (a)	4,522,700	5,628,419
Kazakhmys PLC	165,100	3,982,352
Kesa Electricals PLC	480,200	991,386
Lloyds Banking Group PLC (a)	7,272,500	7,353,894
Micro Focus International PLC	594,600	3,906,503
Misys PLC	1,105,300	6,006,641
Morgan Crucible Co. PLC	1,172,400	5,103,791
Next PLC	73,200	2,317,850
Reckitt Benckiser Group PLC	169,000	9,189,547
Royal Dutch Shell PLC Class A (Netherlands)	760,300	26,824,347
Sage Group PLC	636,400	3,007,925
Schroders PLC	164,300	4,744,614
SuperGroup PLC (d)	152,800	3,744,401
TalkTalk Telecom Group PLC	1,251,900	3,234,235
Vodafone Group PLC	7,142,700	20,044,199
Wolfson Microelectronics PLC (a)	940,600	4,549,666
Xstrata PLC	448,200	9,942,355
TOTAL UNITED KINGDOM		227,903,996
United States of America - 3.3%
Allergan, Inc.	46,000	3,248,060
Apple, Inc. (a)	13,800	4,682,616
Citigroup, Inc. (a)	752,600	3,627,532
Google, Inc. Class A (a)	6,300	3,782,268
Noble Energy, Inc.	33,700	3,070,070
Resolute Energy Corp. (a)(d)	73,300	1,326,730
Virgin Media, Inc.	258,800	6,511,408
TOTAL UNITED STATES OF AMERICA		26,248,684
TOTAL COMMON STOCKS (Cost $657,735,048)		777,048,328
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value
Germany - 1.6%
ProSiebenSat.1 Media AG	177,290	$ 5,445,199
Volkswagen AG	45,300	7,317,853
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,928,373)		12,763,052
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.19% (b)	4,465,351	4,465,351
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	19,639,180	19,639,180
TOTAL MONEY MARKET FUNDS (Cost $24,104,531)		24,104,531
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $690,767,952)	813,915,911
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(15,486,606)
NET ASSETS - 100%	$ 798,429,305
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,266
Fidelity Securities Lending Cash Central Fund	90,680
Total	$ 94,946
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 227,903,996	$ 124,047,245	$ 103,856,751	$ -
France	99,468,682	99,468,682	-	-
Germany	62,679,992	62,679,992	-	-
Spain	61,625,725	26,685,712	34,940,013	-
Switzerland	58,370,662	58,370,662	-	-
Russia	33,546,663	33,546,663	-	-
Sweden	26,962,033	26,962,033	-	-
United States of America	26,248,684	26,248,684	-	-
Denmark	25,583,887	12,750,177	12,833,710	-
Other	167,421,056	122,786,139	44,634,917	-
Money Market Funds	24,104,531	24,104,531	-	-
Total Investments in Securities:	$ 813,915,911	$ 617,650,520	$ 196,265,391	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $705,033,583. Net unrealized appreciation aggregated $108,882,328, of which $136,541,028 related to appreciated investment securities and $27,658,700 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Europe Capital Appreciation Fund

January 31, 2011

1.813014.106

ECA-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Austria - 0.7%
Erste Bank AG	62,200	$ 3,116,556
Bailiwick of Jersey - 1.7%
Experian PLC	234,200	2,907,075
Randgold Resources Ltd. sponsored ADR	11,100	849,039
Shire PLC	148,282	3,911,975
TOTAL BAILIWICK OF JERSEY		7,668,089
Belgium - 2.3%
Ageas	541,700	1,535,827
Anheuser-Busch InBev SA NV	85,924	4,740,522
Anheuser-Busch InBev SA NV (strip VVPR) (a)	103,680	568
Umicore SA	71,660	3,673,940
TOTAL BELGIUM		9,950,857
Bermuda - 0.4%
Huabao International Holdings Ltd.	1,184,000	1,752,432
British Virgin Islands - 0.3%
Sable Mining Africa Ltd. (a)	3,922,800	1,492,201
Canada - 1.9%
First Quantum Minerals Ltd.	26,700	3,089,796
Niko Resources Ltd.	10,200	993,407
Petrobank Energy & Resources Ltd. (a)	30,900	725,352
Uranium One, Inc.	525,000	3,434,972
TOTAL CANADA		8,243,527
Cayman Islands - 0.8%
China ZhengTong Auto Services Holdings Ltd.	956,000	793,315
E-Commerce China Dangdang, Inc. ADR	13,900	393,370
Hengdeli Holdings Ltd.	4,496,000	2,531,480
TOTAL CAYMAN ISLANDS		3,718,165
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	18,400	1,998,792
Denmark - 3.2%
Carlsberg AS Series B	31,300	3,118,389
FLSmidth & Co. A/S	23,700	2,036,079
Novo Nordisk AS Series B	64,330	7,241,976
Pandora A/S	29,400	1,876,240
TOTAL DENMARK		14,272,684
Falkland Islands - 0.1%
Falkland Oil & Gas Ltd. (a)(d)	285,200	429,383
Finland - 1.4%
Nokia Corp.	364,729	3,889,968
Nokian Tyres PLC	69,600	2,513,550
TOTAL FINLAND		6,403,518
France - 12.5%
Alstom SA	74,461	4,155,466
Atos Origin SA (a)	59,721	3,324,691
AXA SA	253,100	5,356,796

	Shares	Value
BNP Paribas SA	105,658	$ 7,897,661
Club Mediterranee SA (a)	9,700	222,495
Iliad Group SA	32,534	3,454,003
L'Oreal SA	43,100	5,003,531
LVMH Moet Hennessy - Louis Vuitton	38,478	6,007,741
Natixis SA (a)	589,200	3,127,246
PPR SA	33,800	5,402,279
Remy Cointreau SA	24,767	1,756,671
Safran SA	75,500	2,728,691
Schneider Electric SA	28,456	4,437,118
Societe Generale Series A	41,868	2,707,096
TOTAL FRANCE		55,581,485
Germany - 6.3%
Bayerische Motoren Werke AG (BMW)	50,116	3,847,582
Fresenius Medical Care AG & Co. KGaA	43,000	2,515,681
HeidelbergCement AG	53,000	3,463,146
Linde AG	20,334	2,963,275
MAN SE	29,823	3,447,490
Rheinmetall AG	32,400	2,773,999
Siemens AG (d)	69,494	8,907,704
TOTAL GERMANY		27,918,877
Ireland - 0.4%
Ryanair Holdings PLC sponsored ADR	60,500	1,848,880
Italy - 2.5%
Fiat Industrial SpA (a)	258,000	3,491,402
Fiat SpA	171,600	1,665,586
Intesa Sanpaolo SpA	720,040	2,395,335
Saipem SpA	69,242	3,463,711
TOTAL ITALY		11,016,034
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	100,600	3,669,302
Netherlands - 1.9%
AEGON NV (a)	440,300	3,258,376
ASML Holding NV (Netherlands)	60,000	2,515,367
ING Groep NV (Certificaten Van Aandelen) unit (a)	243,800	2,775,939
TOTAL NETHERLANDS		8,549,682
Norway - 3.0%
Aker Solutions ASA	105,400	1,916,596
DnB NOR ASA	200,000	2,751,817
Storebrand ASA (A Shares) (a)	567,000	4,459,065
Telenor ASA	102,400	1,579,065
Yara International ASA	48,900	2,751,366
TOTAL NORWAY		13,457,909
Poland - 0.5%
Eurocash SA	197,200	2,180,580
Qatar - 0.4%
Commercial Bank of Qatar GDR (Reg. S)	353,630	1,631,421
Common Stocks - continued
	Shares	Value
Russia - 4.2%
Magnit OJSC GDR (Reg. S)	96,500	$ 2,525,405
Magnitogorsk Iron & Steel Works OJSC unit	128,200	1,871,720
Mechel Steel Group OAO sponsored ADR (d)	76,600	2,415,198
OAO Gazprom sponsored ADR	167,900	4,493,004
OJSC MMC Norilsk Nickel sponsored ADR	72,900	1,880,820
Sberbank (Savings Bank of the Russian Federation) GDR	6,300	2,389,042
Uralkali JSC GDR (Reg. S)	81,100	3,077,745
TOTAL RUSSIA		18,652,934
South Africa - 0.7%
Barloworld Ltd.	116,100	1,119,371
Clicks Group Ltd.	382,007	2,106,676
TOTAL SOUTH AFRICA		3,226,047
Spain - 7.7%
Banco Santander SA	919,573	11,258,157
Banco Santander SA rights (a)	833,366	157,441
Gestevision Telecinco SA	834,950	10,493,167
Inditex SA	55,072	4,160,971
Telefonica SA	323,632	8,101,396
TOTAL SPAIN		34,171,132
Sweden - 3.4%
Elekta AB (B Shares)	58,700	2,373,041
H&M Hennes & Mauritz AB (B Shares)	131,113	4,300,519
Sandvik AB	188,600	3,701,135
Swedbank AB (A Shares) (a)	287,858	4,515,630
TOTAL SWEDEN		14,890,325
Switzerland - 7.4%
Clariant AG (Reg.) (a)	120,950	2,135,504
Compagnie Financiere Richemont SA Series A	96,606	5,254,163
Julius Baer Group Ltd.	43,130	1,951,505
Schindler Holding AG (participation certificate)	28,448	3,175,787
The Swatch Group AG (Bearer)	10,850	4,350,802
Transocean Ltd. (a)	36,900	2,949,417
UBS AG (a)	327,078	5,855,190
Zurich Financial Services AG	25,840	7,058,345
TOTAL SWITZERLAND		32,730,713

	Shares	Value
Turkey - 0.8%
Boyner Buyuk Magazacilik AS (a)	490,000	$ 1,142,163
Turkiye Garanti Bankasi AS	496,000	2,207,192
TOTAL TURKEY		3,349,355
United Kingdom - 27.1%
Aviva PLC	420,800	2,992,258
BG Group PLC	342,160	7,677,768
BHP Billiton PLC	134,161	5,122,143
BP PLC	791,500	6,218,706
BP PLC sponsored ADR	173,900	8,255,033
Burberry Group PLC	193,700	3,331,973
Carphone Warehouse Group PLC (a)	627,400	4,049,647
Fresnillo PLC	100,800	2,092,344
HSBC Holdings PLC sponsored ADR (d)	214,485	11,719,460
International Personal Finance PLC	334,300	1,831,176
ITV PLC (a)	2,678,000	3,332,723
Kazakhmys PLC	100,000	2,412,085
Kesa Electricals PLC	267,100	551,435
Lloyds Banking Group PLC (a)	3,980,000	4,024,544
Micro Focus International PLC	331,200	2,175,974
Misys PLC	610,900	3,319,874
Morgan Crucible Co. PLC	647,700	2,819,623
Next PLC	44,900	1,421,741
Reckitt Benckiser Group PLC	80,300	4,366,394
Royal Dutch Shell PLC Class A (United Kingdom)	418,866	14,749,226
Sage Group PLC	395,300	1,868,373
Schroders PLC	90,900	2,624,987
SuperGroup PLC	87,300	2,139,308
TalkTalk Telecom Group PLC	687,600	1,776,388
Vodafone Group PLC	3,965,500	11,128,183
Wolfson Microelectronics PLC (a)	514,500	2,488,628
Xstrata PLC	246,300	5,463,637
TOTAL UNITED KINGDOM		119,953,631
United States of America - 3.4%
Allergan, Inc.	25,500	1,800,555
Apple, Inc. (a)	7,330	2,487,216
Citigroup, Inc. (a)	417,900	2,014,278
Google, Inc. Class A (a)	3,500	2,101,260
Noble Energy, Inc.	26,800	2,441,480
Resolute Energy Corp. (a)(d)	40,800	738,480
Virgin Media, Inc.	138,900	3,494,724
TOTAL UNITED STATES OF AMERICA		15,077,993
TOTAL COMMON STOCKS (Cost $366,843,388)		426,952,504
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value
Germany - 1.6%
ProSiebenSat.1 Media AG	98,500	$ 3,025,281
Volkswagen AG	25,100	4,054,704
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,928,714)		7,079,985
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.19% (b)	6,459,075	6,459,075
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	15,005,718	15,005,718
TOTAL MONEY MARKET FUNDS (Cost $21,464,793)		21,464,793
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $393,236,895)		455,497,282
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(12,207,008)
NET ASSETS - 100%		$ 443,290,274
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,297
Fidelity Securities Lending Cash Central Fund	54,580
Total	$ 55,877
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 119,953,631	$ 90,467,797	$ 29,485,834	$ -
France	55,581,485	55,581,485	-	-
Germany	34,998,862	34,998,862	-	-
Spain	34,171,132	14,811,579	19,359,553	-
Switzerland	32,730,713	26,875,523	5,855,190	-
Russia	18,652,934	18,652,934	-	-
United States of America	15,077,993	15,077,993	-	-
Sweden	14,890,325	14,890,325	-	-
Denmark	14,272,684	7,030,708	7,241,976	-
Other	93,702,730	68,941,281	24,761,449	-
Money Market Funds	21,464,793	21,464,793	-	-
Total Investments in Securities:	$ 455,497,282	$ 368,793,280	$ 86,704,002	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $402,309,635. Net unrealized appreciation aggregated $53,187,647, of which $69,490,923 related to appreciated investment securities and $16,303,276 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Global Commodity Stock

January 31, 2011

1.879386.101

GCS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CHEMICALS - 18.8%
Commodity Chemicals - 0.3%
Grasim Industries Ltd.	35,933	$ 1,907,465
Diversified Chemicals - 0.1%
Dow Chemical Co.	13,000	461,240
FMC Corp.	1,300	98,878
		560,118
Fertilizers & Agricultural Chemicals - 18.1%
Agrium, Inc.	90,900	8,033,087
CF Industries Holdings, Inc.	49,472	6,680,699
China BlueChemical Ltd. (H shares)	186,000	153,632
Fertilizantes Fosfatados SA (PN) (a)	63,000	719,730
Incitec Pivot Ltd.	1,301,836	5,578,582
Israel Chemicals Ltd.	232,100	3,642,281
Israel Corp. Ltd. (Class A) (a)	100	114,555
K&S AG	77,607	5,736,113
Monsanto Co.	274,500	20,142,810
Nufarm Ltd. (a)	24,817	129,345
Potash Corp. of Saskatchewan, Inc.	184,400	32,676,616
Sinofert Holdings Ltd. (a)	4,870,000	2,704,584
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	5,700	304,836
Syngenta AG (Switzerland)	51,992	16,764,245
Taiwan Fertilizer Co. Ltd.	749,000	2,824,225
The Mosaic Co.	99,100	8,031,064
United Phosphorous Ltd.	490,232	1,455,986
Uralkali JSC GDR (Reg. S)	206,800	7,848,060
Yara International ASA	123,900	6,971,251
		130,511,701
Specialty Chemicals - 0.3%
Innophos Holdings, Inc.	61,938	2,054,483
Johnson Matthey PLC	8,600	265,153
LyondellBasell Industries NV Class A (a)	7,600	273,144
		2,592,780
TOTAL CHEMICALS		135,572,064
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Chiyoda Corp.	188,000	1,669,737
Fluor Corp.	1,600	110,704
Foster Wheeler Ag (a)	78,800	2,900,628
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	18,500	$ 950,345
Shaw Group, Inc. (a)	34,700	1,310,619
SNC-Lavalin Group, Inc.	1,900	111,351
		7,053,384
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
Cemex SA de CV sponsored ADR	85,200	806,844
HeidelbergCement AG	1,712	111,866
Ultratech Cement Ltd.	41,292	903,603
		1,822,313
CONTAINERS & PACKAGING - 0.4%
Paper Packaging - 0.4%
Greatview Aseptic Pack Co. Ltd.	1,809,000	1,401,390
Rock-Tenn Co. Class A	20,100	1,341,675
		2,743,065
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Regal-Beloit Corp.	18,202	1,214,801
ENERGY EQUIPMENT & SERVICES - 3.3%
Oil & Gas Drilling - 1.2%
Cathedral Energy Services Ltd.	100	989
Ensco International Ltd. ADR	17,400	945,516
Noble Corp.	75,300	2,880,225
Transocean Ltd. (a)	15,700	1,254,901
Trinidad Drilling Ltd.	169,100	1,219,560
Vantage Drilling Co. (a)	1,330,200	2,474,172
		8,775,363
Oil & Gas Equipment & Services - 2.1%
Aker Solutions ASA	42,500	772,821
Baker Hughes, Inc.	11,080	759,091
C&J Energy Services, Inc. (a)(e)	57,300	630,300
Fugro NV (Certificaten Van Aandelen) unit	1,100	88,637
Halliburton Co.	40,500	1,822,500
ION Geophysical Corp. (a)	415,300	3,949,503
National Oilwell Varco, Inc.	3,300	243,870
Oceaneering International, Inc. (a)	38,700	2,988,801
Petroleum Geo-Services ASA (a)	66,200	979,595
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Saipem SpA	17,432	$ 872,005
Schlumberger Ltd.	3,800	338,162
Schoeller-Bleckmann Oilfield Equipment AG	17,800	1,462,092
Technip SA	800	77,726
		14,985,103
TOTAL ENERGY EQUIPMENT & SERVICES		23,760,466
FOOD PRODUCTS - 4.1%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	426,500	13,933,755
Bunge Ltd.	49,900	3,396,693
Chaoda Modern Agriculture (Holdings) Ltd.	2,350,000	1,675,816
China Agri-Industries Holding Ltd.	1,310,000	1,401,267
China Green (Holdings) Ltd.	147,000	144,044
Golden Agri-Resources Ltd.	3,346,000	1,844,067
IOI Corp. Bhd	235,406	441,362
Kuala Lumpur Kepong Bhd	28,400	197,960
Origin Agritech Ltd. (a)	40,410	393,189
PPB Group Bhd	130,800	729,729
Viterra, Inc.	31,500	368,145
Wilmar International Ltd.	818,000	3,363,571
		27,889,598
Packaged Foods & Meats - 0.2%
China Yurun Food Group Ltd.	102,000	329,674
Cosan Ltd. Class A	66,400	861,872
MHP SA GDR (Reg. S) (a)	8,700	168,258
		1,359,804
TOTAL FOOD PRODUCTS		29,249,402
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	30,000	274,390
MACHINERY - 0.6%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Caterpillar, Inc.	3,800	368,638
Cummins, Inc.	2,000	211,760
Deere & Co.	1,200	109,080
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Jain Irrigation Systems Ltd.	243,780	$ 1,017,412
Komatsu Ltd.	32,700	973,670
PT United Tractors Tbk	21,500	50,732
Sany Heavy Equipment International Holdings Co. Ltd.	345,000	501,783
Weichai Power Co. Ltd. (H Shares)	74,000	502,552
		3,735,627
Industrial Machinery - 0.1%
Sandvik AB	11,900	233,529
Weg SA	9,500	113,145
		346,674
TOTAL MACHINERY		4,082,301
METALS & MINING - 33.3%
Aluminum - 0.3%
Alcoa, Inc.	136,400	2,260,148
Diversified Metals & Mining - 14.2%
African Rainbow Minerals Ltd.	19,800	579,696
Anglo American PLC (United Kingdom)	233,851	11,470,516
Antofagasta PLC	77,000	1,733,978
BHP Billiton PLC	883,758	33,741,069
Eramet SA	222	78,867
Eurasian Natural Resources Corp. PLC	32,300	520,954
Exxaro Resources Ltd.	5,800	115,761
First Quantum Minerals Ltd.	13,700	1,585,401
Freeport-McMoRan Copper & Gold, Inc.	60,600	6,590,250
Grande Cache Coal Corp. (a)	70,900	763,462
Grupo Mexico SA de CV Series B	254,582	994,559
Gulf Resources, Inc. (a)(d)	170,795	1,631,092
HudBay Minerals, Inc.	14,500	240,146
Ivanhoe Australia Ltd. (a)	52,630	172,031
Ivanhoe Mines Ltd. (a)	13,340	370,578
Jiangxi Copper Co. Ltd. (H Shares)	4,000	12,774
Kazakhmys PLC	153,100	3,692,902
KGHM Polska Miedz SA (Bearer)	2,100	123,017
MacArthur Coal Ltd.	165,118	2,053,563
Mirabela Nickel Ltd. (a)	63,000	141,261
Mitsubishi Materials Corp. (a)	409,000	1,255,702
Mongolian Mining Corp.	186,000	249,533
OJSC MMC Norilsk Nickel sponsored ADR	105,700	2,727,060
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Rio Tinto PLC	255,887	$ 17,571,103
Southern Copper Corp.	2,200	98,604
Sterlite Industries (India) Ltd.	173,488	624,688
Sumitomo Metal Mining Co. Ltd.	93,000	1,523,940
Teck Resources Ltd. Class B (sub. vtg.)	61,900	3,750,110
Vedanta Resources PLC	12,400	451,230
Walter Energy, Inc.	1,700	221,459
Xstrata PLC	312,591	6,934,160
		102,019,466
Gold - 9.1%
Agnico-Eagle Mines Ltd.:
(Canada)	32,200	2,204,563
(United States)	100	6,844
AngloGold Ashanti Ltd. sponsored ADR	121,400	5,225,056
Barrick Gold Corp.	179,800	8,525,728
Brigus Gold Corp. (a)	10,000	15,883
Centerra Gold, Inc.	5,100	81,867
Eldorado Gold Corp.	107,700	1,730,989
Franco-Nevada Corp.	34,600	961,860
Gold Fields Ltd. sponsored ADR	79,300	1,258,491
Goldcorp, Inc.	291,100	11,686,454
Harmony Gold Mining Co. Ltd. sponsored ADR	93,100	1,015,721
IAMGOLD Corp.	150,600	2,864,273
Kingsgate Consolidated NL	184,315	1,710,053
Kinross Gold Corp.	314,605	5,229,275
Kinross Gold Corp. warrants 9/17/14 (a)	2,772	10,245
Medusa Mining Ltd.	4,109	27,272
Newcrest Mining Ltd.	273,388	10,075,009
Newmont Mining Corp.	76,100	4,190,827
Osisko Mining Corp. (a)	35,500	471,986
Polyus Gold OJSC sponsored ADR	21,800	724,850
Randgold Resources Ltd. sponsored ADR	50,800	3,885,692
Royal Gold, Inc.	3,200	148,480
Yamana Gold, Inc.	302,400	3,404,303
Zhaojin Mining Industry Co. Ltd. (H Shares)	27,500	100,698
Zijin Mining Group Co. Ltd. (H Shares)	96,000	75,847
		65,632,266
Precious Metals & Minerals - 1.3%
Anglo Platinum Ltd. (a)	10,900	1,065,774
Aquarius Platinum Ltd. (United Kingdom)	109,500	613,657
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Compania de Minas Buenaventura SA sponsored ADR	41,100	$ 1,685,100
Impala Platinum Holdings Ltd.	51,500	1,460,377
Lonmin PLC	10,422	276,092
Northam Platinum Ltd.	40,500	241,711
Pan American Silver Corp.	33,200	1,089,292
Polymetal JSC GDR (Reg. S) (a)	15,700	260,306
Silver Standard Resources, Inc. (a)	12,700	292,862
Silver Wheaton Corp. (a)	61,800	1,906,904
Stillwater Mining Co. (a)	5,900	127,912
		9,019,987
Steel - 8.4%
Allegheny Technologies, Inc.	3,500	228,165
Apera M unit (a)	6,540	266,505
ArcelorMittal SA Class A unit (d)	156,000	5,690,880
BlueScope Steel Ltd.	517,507	1,093,330
CAP SA	20,843	1,039,562
Carpenter Technology Corp.	2,600	106,990
China Steel Corp.	2,454,819	2,857,193
Cliffs Natural Resources, Inc.	7,400	632,404
Commercial Metals Co.	50,100	837,672
Companhia Siderurgica Nacional SA (CSN)	10,400	172,762
Evraz Group SA GDR (a)	3,300	130,680
Fortescue Metals Group Ltd. (a)	50,000	317,899
Gerdau SA sponsored ADR	199,500	2,643,375
JFE Holdings, Inc.	102,000	3,274,488
Jindal Steel & Power Ltd.	103,151	1,492,960
JSW Steel Ltd.	16,516	326,355
Kobe Steel Ltd.	243,000	595,066
Maanshan Iron & Steel Co. Ltd. (H Shares)	5,295,000	2,954,193
Magnitogorsk Iron & Steel Works OJSC unit	29,400	429,240
Maruichi Steel Tube Ltd.	8,200	180,724
Mechel Steel Group OAO sponsored ADR	25,500	804,015
Nippon Steel Corp.	638,000	2,176,413
Novolipetsk Steel Ojsc	4,500	191,970
Nucor Corp.	29,200	1,340,572
OneSteel Ltd.	596,960	1,618,129
POSCO	11,838	4,816,063
Reliance Steel & Aluminum Co.	3,000	156,870
Salzgitter AG	4,495	363,681
Sumitomo Metal Industries Ltd.	563,000	1,316,959
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Tata Steel Ltd.	33,417	$ 466,489
Ternium SA sponsored ADR	9,500	369,930
Thyssenkrupp AG (d)	16,700	675,810
Tokyo Steel Manufacturing Co. Ltd.	20,500	218,037
United States Steel Corp.	76,600	4,417,522
Vale SA (PN-A) sponsored ADR	437,600	13,556,848
Voestalpine AG	31,000	1,390,938
Yamato Kogyo Co. Ltd.	53,700	1,614,664
		60,765,353
TOTAL METALS & MINING		239,697,220
OIL, GAS & CONSUMABLE FUELS - 31.0%
Coal & Consumable Fuels - 1.3%
Alpha Natural Resources, Inc. (a)	12,605	677,267
Banpu PCL (For. Reg.)	8,100	191,328
Cameco Corp.	2,800	116,100
China Coal Energy Co. Ltd. (H Shares)	397,000	579,451
China Shenhua Energy Co. Ltd. (H Shares)	46,500	188,760
Cloud Peak Energy, Inc. (a)	5,500	125,235
Extract Resources Ltd. (a)	43,559	386,772
Massey Energy Co.	13,000	817,180
Paladin Energy Ltd. (a)	125,842	613,244
Peabody Energy Corp.	39,800	2,524,116
PT Bumi Resources Tbk	1,019,000	306,895
Uranium One, Inc.	468,000	3,062,032
		9,588,380
Integrated Oil & Gas - 21.4%
BG Group PLC	307,670	6,903,843
BP PLC	1,544,400	12,134,137
Cenovus Energy, Inc.	4,700	162,441
Chevron Corp.	169,000	16,043,170
China Petroleum & Chemical Corp. (H Shares)	1,029,000	1,137,307
ConocoPhillips	76,200	5,445,252
Ecopetrol SA ADR	2,100	89,754
ENI SpA	217,827	5,156,725
Exxon Mobil Corp.	388,661	31,357,169
Hess Corp.	31,300	2,632,956
Imperial Oil Ltd.	21,100	941,080
InterOil Corp. (a)(d)	18,900	1,307,880
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Lukoil Oil Co. sponsored ADR	41,300	$ 2,559,361
Marathon Oil Corp.	78,400	3,582,880
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	2,300	257,895
Murphy Oil Corp.	11,600	769,080
OAO Gazprom sponsored ADR	292,600	7,829,976
Occidental Petroleum Corp.	81,000	7,831,080
Origin Energy Ltd.	107,349	1,757,659
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	284,400	9,456,300
Repsol YPF SA	69,541	2,188,677
Royal Dutch Shell PLC Class A (United Kingdom)	546,550	19,245,269
StatoilHydro ASA	20,900	507,650
Suncor Energy, Inc.	133,332	5,521,871
Surgutneftegaz JSC sponsored ADR	4,130	47,082
Total SA	157,455	9,212,674
		154,079,168
Oil & Gas Exploration & Production - 7.0%
Afren PLC (a)	50,000	116,280
Anadarko Petroleum Corp.	40,100	3,090,908
Apache Corp.	37,100	4,428,256
Baytex Energy Corp.	2,500	123,339
Berry Petroleum Co. Class A	8,100	378,027
BowLeven PLC (a)	41,600	233,367
Cabot Oil & Gas Corp.	3,200	133,216
Cairn Energy PLC (a)	8,281	54,950
Canadian Natural Resources Ltd.	103,600	4,620,657
Chesapeake Energy Corp.	32,700	965,631
Cimarex Energy Co.	9,800	1,020,474
CNOOC Ltd. sponsored ADR	9,400	2,093,004
CNPC (Hong Kong) Ltd.	212,000	309,430
Concho Resources, Inc. (a)	1,200	115,500
Denbury Resources, Inc. (a)	61,400	1,249,490
Devon Energy Corp.	14,500	1,286,005
EnCana Corp.	5,500	177,290
EOG Resources, Inc.	6,200	659,618
Falkland Oil & Gas Ltd. (a)	228,100	343,416
Gran Tierra Energy, Inc. (a)	7,600	68,249
Heritage Oil PLC	122,000	637,008
Japan Petroleum Exploration Co. Ltd.	41,200	1,674,001
Kodiak Oil & Gas Corp. (a)(d)	339,300	2,154,555
Lundin Petroleum AB (a)	2,800	34,896
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Newfield Exploration Co. (a)	1,500	$ 109,755
Nexen, Inc.	19,900	499,935
Niko Resources Ltd.	30,400	2,960,743
Noble Energy, Inc.	21,800	1,985,980
Northern Oil & Gas, Inc. (a)	5,200	143,364
OAO NOVATEK GDR	6,600	744,480
OGX Petroleo e Gas Participacoes SA (a)	121,300	1,251,918
Oil & Natural Gas Corp. Ltd.	21,897	562,799
Pacific Rubiales Energy Corp.	6,600	227,845
Painted Pony Petroleum Ltd. (a)(e)	15,000	157,327
Painted Pony Petroleum Ltd. Class A (a)	66,700	699,580
PetroBakken Energy Ltd. Class A	13,348	285,867
Petrobank Energy & Resources Ltd. (a)	90,200	2,117,371
Petrohawk Energy Corp. (a)	33,000	661,650
Petrominerales Ltd.	29,126	1,135,830
Pioneer Natural Resources Co.	1,300	123,708
Plains Exploration & Production Co. (a)	1,100	38,940
Premier Oil PLC (a)	4,000	129,798
Progress Energy Resources Corp.	42,300	575,493
QEP Resources, Inc.	8,600	349,504
Rockhopper Exploration PLC (a)	361,500	2,061,227
Santos Ltd.	73,458	988,994
Southwestern Energy Co. (a)	44,600	1,761,700
Talisman Energy, Inc.	99,900	2,289,188
Tullow Oil PLC	78,000	1,659,053
Ultra Petroleum Corp. (a)	5,300	252,969
Whiting Petroleum Corp. (a)	1,800	227,304
		49,969,889
Oil & Gas Refining & Marketing - 1.3%
CVR Energy, Inc. (a)	142,000	2,459,440
Frontier Oil Corp.	61,188	1,272,710
Holly Corp.	13,558	665,291
Neste Oil Oyj	4,000	75,459
Reliance Industries Ltd.	47,541	953,725
Tesoro Corp. (a)	70,600	1,359,050
Valero Energy Corp.	54,900	1,392,264
Western Refining, Inc. (a)	79,600	969,528
		9,147,467
TOTAL OIL, GAS & CONSUMABLE FUELS		222,784,904
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 4.2%
Forest Products - 0.5%
China Forestry Holdings Co. Ltd.	3,302,000	$ 1,249,346
Duratex SA	32,500	311,844
Sino-Forest Corp. (a)	102,100	2,221,295
		3,782,485
Paper Products - 3.7%
Domtar Corp.	1,400	123,102
Empresas CMPC SA	1,740	84,623
Fibria Celulose SA sponsored ADR (a)(d)	237,089	3,629,833
International Paper Co.	172,200	4,973,136
MeadWestvaco Corp.	7,700	220,451
Nine Dragons Paper (Holdings) Ltd.	739,000	1,044,503
Nippon Paper Group, Inc.	74,100	1,928,333
Oji Paper Co. Ltd.	758,000	3,536,964
Sappi Ltd. (a)	24,704	124,589
Stora Enso Oyj (R Shares)	171,800	2,043,838
Suzano Papel e Celulose SA	131,925	1,147,174
Svenska Cellulosa AB (SCA) (B Shares)	269,400	4,697,963
UPM-Kymmene Corp.	146,700	3,020,518
		26,575,027
TOTAL PAPER & FOREST PRODUCTS		30,357,512
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Rayonier, Inc.	2,900	171,709
Weyerhaeuser Co.	25,385	588,424
		760,133
ROAD & RAIL - 0.1%
Railroads - 0.1%
CSX Corp.	8,800	621,280
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	90,600	2,461,477
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	6,316	77,763
Kloeckner & Co. AG (a)	3,585	114,672
Mills Estruturas e Servicos de Engenharia SA	30,000	375,832
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Mitsubishi Corp.	49,500	$ 1,378,015
Noble Group Ltd.	675,090	1,150,482
		3,096,764
TRANSPORTATION INFRASTRUCTURE - 0.1%
Highways & Railtracks - 0.1%
Companhia de Concessoes Rodoviarias	4,500	124,219
Ecorodovias Infraestrutura e Logistica SA	41,800	325,877
		450,096
TOTAL COMMON STOCKS (Cost $604,873,878)		706,001,572
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.19% (b)	20,726,017	20,726,017
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	10,667,225	10,667,225
TOTAL MONEY MARKET FUNDS (Cost $31,393,242)		31,393,242
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $636,267,120)		737,394,814
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(18,063,473)
NET ASSETS - 100%		$ 719,331,341
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $787,627 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,840
Fidelity Securities Lending Cash Central Fund	53,190
Total	$ 61,030
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 706,001,572	$ 598,360,123	$ 106,392,103	$ 1,249,346
Money Market Funds	31,393,242	31,393,242	-	-
Total Investments in Securities:	$ 737,394,814	$ 629,753,365	$ 106,392,103	$ 1,249,346
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(200,920)
Cost of Purchases	981,201
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	469,065
Transfers out of Level 3	-
Ending Balance	$ 1,249,346
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (200,920)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $638,570,554. Net unrealized appreciation aggregated $98,824,260, of which $112,005,056 related to appreciated investment securities and $13,180,796 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Global Commodity Stock
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Global Commodity Stock Fund

1.879402.101

AGCS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CHEMICALS - 18.8%
Commodity Chemicals - 0.3%
Grasim Industries Ltd.	35,933	$ 1,907,465
Diversified Chemicals - 0.1%
Dow Chemical Co.	13,000	461,240
FMC Corp.	1,300	98,878
		560,118
Fertilizers & Agricultural Chemicals - 18.1%
Agrium, Inc.	90,900	8,033,087
CF Industries Holdings, Inc.	49,472	6,680,699
China BlueChemical Ltd. (H shares)	186,000	153,632
Fertilizantes Fosfatados SA (PN) (a)	63,000	719,730
Incitec Pivot Ltd.	1,301,836	5,578,582
Israel Chemicals Ltd.	232,100	3,642,281
Israel Corp. Ltd. (Class A) (a)	100	114,555
K&S AG	77,607	5,736,113
Monsanto Co.	274,500	20,142,810
Nufarm Ltd. (a)	24,817	129,345
Potash Corp. of Saskatchewan, Inc.	184,400	32,676,616
Sinofert Holdings Ltd. (a)	4,870,000	2,704,584
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	5,700	304,836
Syngenta AG (Switzerland)	51,992	16,764,245
Taiwan Fertilizer Co. Ltd.	749,000	2,824,225
The Mosaic Co.	99,100	8,031,064
United Phosphorous Ltd.	490,232	1,455,986
Uralkali JSC GDR (Reg. S)	206,800	7,848,060
Yara International ASA	123,900	6,971,251
		130,511,701
Specialty Chemicals - 0.3%
Innophos Holdings, Inc.	61,938	2,054,483
Johnson Matthey PLC	8,600	265,153
LyondellBasell Industries NV Class A (a)	7,600	273,144
		2,592,780
TOTAL CHEMICALS		135,572,064
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Chiyoda Corp.	188,000	1,669,737
Fluor Corp.	1,600	110,704
Foster Wheeler Ag (a)	78,800	2,900,628
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	18,500	$ 950,345
Shaw Group, Inc. (a)	34,700	1,310,619
SNC-Lavalin Group, Inc.	1,900	111,351
		7,053,384
CONSTRUCTION MATERIALS - 0.2%
Construction Materials - 0.2%
Cemex SA de CV sponsored ADR	85,200	806,844
HeidelbergCement AG	1,712	111,866
Ultratech Cement Ltd.	41,292	903,603
		1,822,313
CONTAINERS & PACKAGING - 0.4%
Paper Packaging - 0.4%
Greatview Aseptic Pack Co. Ltd.	1,809,000	1,401,390
Rock-Tenn Co. Class A	20,100	1,341,675
		2,743,065
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Regal-Beloit Corp.	18,202	1,214,801
ENERGY EQUIPMENT & SERVICES - 3.3%
Oil & Gas Drilling - 1.2%
Cathedral Energy Services Ltd.	100	989
Ensco International Ltd. ADR	17,400	945,516
Noble Corp.	75,300	2,880,225
Transocean Ltd. (a)	15,700	1,254,901
Trinidad Drilling Ltd.	169,100	1,219,560
Vantage Drilling Co. (a)	1,330,200	2,474,172
		8,775,363
Oil & Gas Equipment & Services - 2.1%
Aker Solutions ASA	42,500	772,821
Baker Hughes, Inc.	11,080	759,091
C&J Energy Services, Inc. (a)(e)	57,300	630,300
Fugro NV (Certificaten Van Aandelen) unit	1,100	88,637
Halliburton Co.	40,500	1,822,500
ION Geophysical Corp. (a)	415,300	3,949,503
National Oilwell Varco, Inc.	3,300	243,870
Oceaneering International, Inc. (a)	38,700	2,988,801
Petroleum Geo-Services ASA (a)	66,200	979,595
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Saipem SpA	17,432	$ 872,005
Schlumberger Ltd.	3,800	338,162
Schoeller-Bleckmann Oilfield Equipment AG	17,800	1,462,092
Technip SA	800	77,726
		14,985,103
TOTAL ENERGY EQUIPMENT & SERVICES		23,760,466
FOOD PRODUCTS - 4.1%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	426,500	13,933,755
Bunge Ltd.	49,900	3,396,693
Chaoda Modern Agriculture (Holdings) Ltd.	2,350,000	1,675,816
China Agri-Industries Holding Ltd.	1,310,000	1,401,267
China Green (Holdings) Ltd.	147,000	144,044
Golden Agri-Resources Ltd.	3,346,000	1,844,067
IOI Corp. Bhd	235,406	441,362
Kuala Lumpur Kepong Bhd	28,400	197,960
Origin Agritech Ltd. (a)	40,410	393,189
PPB Group Bhd	130,800	729,729
Viterra, Inc.	31,500	368,145
Wilmar International Ltd.	818,000	3,363,571
		27,889,598
Packaged Foods & Meats - 0.2%
China Yurun Food Group Ltd.	102,000	329,674
Cosan Ltd. Class A	66,400	861,872
MHP SA GDR (Reg. S) (a)	8,700	168,258
		1,359,804
TOTAL FOOD PRODUCTS		29,249,402
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	30,000	274,390
MACHINERY - 0.6%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Caterpillar, Inc.	3,800	368,638
Cummins, Inc.	2,000	211,760
Deere & Co.	1,200	109,080
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Jain Irrigation Systems Ltd.	243,780	$ 1,017,412
Komatsu Ltd.	32,700	973,670
PT United Tractors Tbk	21,500	50,732
Sany Heavy Equipment International Holdings Co. Ltd.	345,000	501,783
Weichai Power Co. Ltd. (H Shares)	74,000	502,552
		3,735,627
Industrial Machinery - 0.1%
Sandvik AB	11,900	233,529
Weg SA	9,500	113,145
		346,674
TOTAL MACHINERY		4,082,301
METALS & MINING - 33.3%
Aluminum - 0.3%
Alcoa, Inc.	136,400	2,260,148
Diversified Metals & Mining - 14.2%
African Rainbow Minerals Ltd.	19,800	579,696
Anglo American PLC (United Kingdom)	233,851	11,470,516
Antofagasta PLC	77,000	1,733,978
BHP Billiton PLC	883,758	33,741,069
Eramet SA	222	78,867
Eurasian Natural Resources Corp. PLC	32,300	520,954
Exxaro Resources Ltd.	5,800	115,761
First Quantum Minerals Ltd.	13,700	1,585,401
Freeport-McMoRan Copper & Gold, Inc.	60,600	6,590,250
Grande Cache Coal Corp. (a)	70,900	763,462
Grupo Mexico SA de CV Series B	254,582	994,559
Gulf Resources, Inc. (a)(d)	170,795	1,631,092
HudBay Minerals, Inc.	14,500	240,146
Ivanhoe Australia Ltd. (a)	52,630	172,031
Ivanhoe Mines Ltd. (a)	13,340	370,578
Jiangxi Copper Co. Ltd. (H Shares)	4,000	12,774
Kazakhmys PLC	153,100	3,692,902
KGHM Polska Miedz SA (Bearer)	2,100	123,017
MacArthur Coal Ltd.	165,118	2,053,563
Mirabela Nickel Ltd. (a)	63,000	141,261
Mitsubishi Materials Corp. (a)	409,000	1,255,702
Mongolian Mining Corp.	186,000	249,533
OJSC MMC Norilsk Nickel sponsored ADR	105,700	2,727,060
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Rio Tinto PLC	255,887	$ 17,571,103
Southern Copper Corp.	2,200	98,604
Sterlite Industries (India) Ltd.	173,488	624,688
Sumitomo Metal Mining Co. Ltd.	93,000	1,523,940
Teck Resources Ltd. Class B (sub. vtg.)	61,900	3,750,110
Vedanta Resources PLC	12,400	451,230
Walter Energy, Inc.	1,700	221,459
Xstrata PLC	312,591	6,934,160
		102,019,466
Gold - 9.1%
Agnico-Eagle Mines Ltd.:
(Canada)	32,200	2,204,563
(United States)	100	6,844
AngloGold Ashanti Ltd. sponsored ADR	121,400	5,225,056
Barrick Gold Corp.	179,800	8,525,728
Brigus Gold Corp. (a)	10,000	15,883
Centerra Gold, Inc.	5,100	81,867
Eldorado Gold Corp.	107,700	1,730,989
Franco-Nevada Corp.	34,600	961,860
Gold Fields Ltd. sponsored ADR	79,300	1,258,491
Goldcorp, Inc.	291,100	11,686,454
Harmony Gold Mining Co. Ltd. sponsored ADR	93,100	1,015,721
IAMGOLD Corp.	150,600	2,864,273
Kingsgate Consolidated NL	184,315	1,710,053
Kinross Gold Corp.	314,605	5,229,275
Kinross Gold Corp. warrants 9/17/14 (a)	2,772	10,245
Medusa Mining Ltd.	4,109	27,272
Newcrest Mining Ltd.	273,388	10,075,009
Newmont Mining Corp.	76,100	4,190,827
Osisko Mining Corp. (a)	35,500	471,986
Polyus Gold OJSC sponsored ADR	21,800	724,850
Randgold Resources Ltd. sponsored ADR	50,800	3,885,692
Royal Gold, Inc.	3,200	148,480
Yamana Gold, Inc.	302,400	3,404,303
Zhaojin Mining Industry Co. Ltd. (H Shares)	27,500	100,698
Zijin Mining Group Co. Ltd. (H Shares)	96,000	75,847
		65,632,266
Precious Metals & Minerals - 1.3%
Anglo Platinum Ltd. (a)	10,900	1,065,774
Aquarius Platinum Ltd. (United Kingdom)	109,500	613,657
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Compania de Minas Buenaventura SA sponsored ADR	41,100	$ 1,685,100
Impala Platinum Holdings Ltd.	51,500	1,460,377
Lonmin PLC	10,422	276,092
Northam Platinum Ltd.	40,500	241,711
Pan American Silver Corp.	33,200	1,089,292
Polymetal JSC GDR (Reg. S) (a)	15,700	260,306
Silver Standard Resources, Inc. (a)	12,700	292,862
Silver Wheaton Corp. (a)	61,800	1,906,904
Stillwater Mining Co. (a)	5,900	127,912
		9,019,987
Steel - 8.4%
Allegheny Technologies, Inc.	3,500	228,165
Apera M unit (a)	6,540	266,505
ArcelorMittal SA Class A unit (d)	156,000	5,690,880
BlueScope Steel Ltd.	517,507	1,093,330
CAP SA	20,843	1,039,562
Carpenter Technology Corp.	2,600	106,990
China Steel Corp.	2,454,819	2,857,193
Cliffs Natural Resources, Inc.	7,400	632,404
Commercial Metals Co.	50,100	837,672
Companhia Siderurgica Nacional SA (CSN)	10,400	172,762
Evraz Group SA GDR (a)	3,300	130,680
Fortescue Metals Group Ltd. (a)	50,000	317,899
Gerdau SA sponsored ADR	199,500	2,643,375
JFE Holdings, Inc.	102,000	3,274,488
Jindal Steel & Power Ltd.	103,151	1,492,960
JSW Steel Ltd.	16,516	326,355
Kobe Steel Ltd.	243,000	595,066
Maanshan Iron & Steel Co. Ltd. (H Shares)	5,295,000	2,954,193
Magnitogorsk Iron & Steel Works OJSC unit	29,400	429,240
Maruichi Steel Tube Ltd.	8,200	180,724
Mechel Steel Group OAO sponsored ADR	25,500	804,015
Nippon Steel Corp.	638,000	2,176,413
Novolipetsk Steel Ojsc	4,500	191,970
Nucor Corp.	29,200	1,340,572
OneSteel Ltd.	596,960	1,618,129
POSCO	11,838	4,816,063
Reliance Steel & Aluminum Co.	3,000	156,870
Salzgitter AG	4,495	363,681
Sumitomo Metal Industries Ltd.	563,000	1,316,959
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Tata Steel Ltd.	33,417	$ 466,489
Ternium SA sponsored ADR	9,500	369,930
Thyssenkrupp AG (d)	16,700	675,810
Tokyo Steel Manufacturing Co. Ltd.	20,500	218,037
United States Steel Corp.	76,600	4,417,522
Vale SA (PN-A) sponsored ADR	437,600	13,556,848
Voestalpine AG	31,000	1,390,938
Yamato Kogyo Co. Ltd.	53,700	1,614,664
		60,765,353
TOTAL METALS & MINING		239,697,220
OIL, GAS & CONSUMABLE FUELS - 31.0%
Coal & Consumable Fuels - 1.3%
Alpha Natural Resources, Inc. (a)	12,605	677,267
Banpu PCL (For. Reg.)	8,100	191,328
Cameco Corp.	2,800	116,100
China Coal Energy Co. Ltd. (H Shares)	397,000	579,451
China Shenhua Energy Co. Ltd. (H Shares)	46,500	188,760
Cloud Peak Energy, Inc. (a)	5,500	125,235
Extract Resources Ltd. (a)	43,559	386,772
Massey Energy Co.	13,000	817,180
Paladin Energy Ltd. (a)	125,842	613,244
Peabody Energy Corp.	39,800	2,524,116
PT Bumi Resources Tbk	1,019,000	306,895
Uranium One, Inc.	468,000	3,062,032
		9,588,380
Integrated Oil & Gas - 21.4%
BG Group PLC	307,670	6,903,843
BP PLC	1,544,400	12,134,137
Cenovus Energy, Inc.	4,700	162,441
Chevron Corp.	169,000	16,043,170
China Petroleum & Chemical Corp. (H Shares)	1,029,000	1,137,307
ConocoPhillips	76,200	5,445,252
Ecopetrol SA ADR	2,100	89,754
ENI SpA	217,827	5,156,725
Exxon Mobil Corp.	388,661	31,357,169
Hess Corp.	31,300	2,632,956
Imperial Oil Ltd.	21,100	941,080
InterOil Corp. (a)(d)	18,900	1,307,880
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Lukoil Oil Co. sponsored ADR	41,300	$ 2,559,361
Marathon Oil Corp.	78,400	3,582,880
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	2,300	257,895
Murphy Oil Corp.	11,600	769,080
OAO Gazprom sponsored ADR	292,600	7,829,976
Occidental Petroleum Corp.	81,000	7,831,080
Origin Energy Ltd.	107,349	1,757,659
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	284,400	9,456,300
Repsol YPF SA	69,541	2,188,677
Royal Dutch Shell PLC Class A (United Kingdom)	546,550	19,245,269
StatoilHydro ASA	20,900	507,650
Suncor Energy, Inc.	133,332	5,521,871
Surgutneftegaz JSC sponsored ADR	4,130	47,082
Total SA	157,455	9,212,674
		154,079,168
Oil & Gas Exploration & Production - 7.0%
Afren PLC (a)	50,000	116,280
Anadarko Petroleum Corp.	40,100	3,090,908
Apache Corp.	37,100	4,428,256
Baytex Energy Corp.	2,500	123,339
Berry Petroleum Co. Class A	8,100	378,027
BowLeven PLC (a)	41,600	233,367
Cabot Oil & Gas Corp.	3,200	133,216
Cairn Energy PLC (a)	8,281	54,950
Canadian Natural Resources Ltd.	103,600	4,620,657
Chesapeake Energy Corp.	32,700	965,631
Cimarex Energy Co.	9,800	1,020,474
CNOOC Ltd. sponsored ADR	9,400	2,093,004
CNPC (Hong Kong) Ltd.	212,000	309,430
Concho Resources, Inc. (a)	1,200	115,500
Denbury Resources, Inc. (a)	61,400	1,249,490
Devon Energy Corp.	14,500	1,286,005
EnCana Corp.	5,500	177,290
EOG Resources, Inc.	6,200	659,618
Falkland Oil & Gas Ltd. (a)	228,100	343,416
Gran Tierra Energy, Inc. (a)	7,600	68,249
Heritage Oil PLC	122,000	637,008
Japan Petroleum Exploration Co. Ltd.	41,200	1,674,001
Kodiak Oil & Gas Corp. (a)(d)	339,300	2,154,555
Lundin Petroleum AB (a)	2,800	34,896
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Newfield Exploration Co. (a)	1,500	$ 109,755
Nexen, Inc.	19,900	499,935
Niko Resources Ltd.	30,400	2,960,743
Noble Energy, Inc.	21,800	1,985,980
Northern Oil & Gas, Inc. (a)	5,200	143,364
OAO NOVATEK GDR	6,600	744,480
OGX Petroleo e Gas Participacoes SA (a)	121,300	1,251,918
Oil & Natural Gas Corp. Ltd.	21,897	562,799
Pacific Rubiales Energy Corp.	6,600	227,845
Painted Pony Petroleum Ltd. (a)(e)	15,000	157,327
Painted Pony Petroleum Ltd. Class A (a)	66,700	699,580
PetroBakken Energy Ltd. Class A	13,348	285,867
Petrobank Energy & Resources Ltd. (a)	90,200	2,117,371
Petrohawk Energy Corp. (a)	33,000	661,650
Petrominerales Ltd.	29,126	1,135,830
Pioneer Natural Resources Co.	1,300	123,708
Plains Exploration & Production Co. (a)	1,100	38,940
Premier Oil PLC (a)	4,000	129,798
Progress Energy Resources Corp.	42,300	575,493
QEP Resources, Inc.	8,600	349,504
Rockhopper Exploration PLC (a)	361,500	2,061,227
Santos Ltd.	73,458	988,994
Southwestern Energy Co. (a)	44,600	1,761,700
Talisman Energy, Inc.	99,900	2,289,188
Tullow Oil PLC	78,000	1,659,053
Ultra Petroleum Corp. (a)	5,300	252,969
Whiting Petroleum Corp. (a)	1,800	227,304
		49,969,889
Oil & Gas Refining & Marketing - 1.3%
CVR Energy, Inc. (a)	142,000	2,459,440
Frontier Oil Corp.	61,188	1,272,710
Holly Corp.	13,558	665,291
Neste Oil Oyj	4,000	75,459
Reliance Industries Ltd.	47,541	953,725
Tesoro Corp. (a)	70,600	1,359,050
Valero Energy Corp.	54,900	1,392,264
Western Refining, Inc. (a)	79,600	969,528
		9,147,467
TOTAL OIL, GAS & CONSUMABLE FUELS		222,784,904
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 4.2%
Forest Products - 0.5%
China Forestry Holdings Co. Ltd.	3,302,000	$ 1,249,346
Duratex SA	32,500	311,844
Sino-Forest Corp. (a)	102,100	2,221,295
		3,782,485
Paper Products - 3.7%
Domtar Corp.	1,400	123,102
Empresas CMPC SA	1,740	84,623
Fibria Celulose SA sponsored ADR (a)(d)	237,089	3,629,833
International Paper Co.	172,200	4,973,136
MeadWestvaco Corp.	7,700	220,451
Nine Dragons Paper (Holdings) Ltd.	739,000	1,044,503
Nippon Paper Group, Inc.	74,100	1,928,333
Oji Paper Co. Ltd.	758,000	3,536,964
Sappi Ltd. (a)	24,704	124,589
Stora Enso Oyj (R Shares)	171,800	2,043,838
Suzano Papel e Celulose SA	131,925	1,147,174
Svenska Cellulosa AB (SCA) (B Shares)	269,400	4,697,963
UPM-Kymmene Corp.	146,700	3,020,518
		26,575,027
TOTAL PAPER & FOREST PRODUCTS		30,357,512
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Rayonier, Inc.	2,900	171,709
Weyerhaeuser Co.	25,385	588,424
		760,133
ROAD & RAIL - 0.1%
Railroads - 0.1%
CSX Corp.	8,800	621,280
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
Tsutsumi Jewelry Co. Ltd.	90,600	2,461,477
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	6,316	77,763
Kloeckner & Co. AG (a)	3,585	114,672
Mills Estruturas e Servicos de Engenharia SA	30,000	375,832
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Mitsubishi Corp.	49,500	$ 1,378,015
Noble Group Ltd.	675,090	1,150,482
		3,096,764
TRANSPORTATION INFRASTRUCTURE - 0.1%
Highways & Railtracks - 0.1%
Companhia de Concessoes Rodoviarias	4,500	124,219
Ecorodovias Infraestrutura e Logistica SA	41,800	325,877
		450,096
TOTAL COMMON STOCKS (Cost $604,873,878)		706,001,572
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.19% (b)	20,726,017	20,726,017
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	10,667,225	10,667,225
TOTAL MONEY MARKET FUNDS (Cost $31,393,242)		31,393,242
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $636,267,120)		737,394,814
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(18,063,473)
NET ASSETS - 100%		$ 719,331,341
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $787,627 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,840
Fidelity Securities Lending Cash Central Fund	53,190
Total	$ 61,030
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 706,001,572	$ 598,360,123	$ 106,392,103	$ 1,249,346
Money Market Funds	31,393,242	31,393,242	-	-
Total Investments in Securities:	$ 737,394,814	$ 629,753,365	$ 106,392,103	$ 1,249,346
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(200,920)
Cost of Purchases	981,201
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	469,065
Transfers out of Level 3	-
Ending Balance	$ 1,249,346
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (200,920)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $638,570,554. Net unrealized appreciation aggregated $98,824,260, of which $112,005,056 related to appreciated investment securities and $13,180,796 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Capital Appreciation Fund

January 31, 2011

1.813010.106

IVF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Belgium - 1.3%
Ageas	1,229,700	$ 3,486,444
Anheuser-Busch InBev SA NV	87,270	4,814,782
TOTAL BELGIUM		8,301,226
Bermuda - 2.1%
Credicorp Ltd. (NY Shares)	33,402	3,482,493
GOME Electrical Appliances Holdings Ltd. (a)	9,227,000	3,491,131
Huabao International Holdings Ltd.	2,108,000	3,120,039
Petra Diamonds Ltd. (a)	1,218,618	3,376,613
TOTAL BERMUDA		13,470,276
Brazil - 5.5%
Anhanguera Educacional Participacoes SA	155,523	3,296,994
Banco Bradesco SA (PN) sponsored ADR	237,600	4,495,392
BR Malls Participacoes SA	368,000	3,354,483
Cia Hering SA	207,400	3,184,072
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	148,750	3,971,625
Drogasil SA	434,655	3,127,952
Iguatemi Empresa de Shopping Centers SA	144,400	3,117,481
Itau Unibanco Banco Multiplo SA ADR (a)(e)	217,400	4,674,100
Marisa Lojas SA	244,700	3,206,414
Mills Estruturas e Servicos de Engenharia SA	246,900	3,093,098
TOTAL BRAZIL		35,521,611
British Virgin Islands - 1.1%
ReneSola Ltd. sponsored ADR (a)(d)	317,900	3,360,203
Sable Mining Africa Ltd. (a)	10,301,700	3,918,683
TOTAL BRITISH VIRGIN ISLANDS		7,278,886
Canada - 3.4%
Aurcana Corp. unit (a)	7,668,700	6,587,400
Canadian Natural Resources Ltd.	118,700	5,294,131
Suncor Energy, Inc.	136,600	5,657,213
Teck Resources Ltd. Class B (sub. vtg.)	76,800	4,652,802
TOTAL CANADA		22,191,546
Cayman Islands - 4.9%
Ajisen (China) Holdings Ltd.	2,026,000	3,092,217
Belle International Holdings Ltd.	1,994,000	3,411,651
Hengan International Group Co. Ltd.	488,000	3,652,114
Hengdeli Holdings Ltd.	5,528,000	3,112,549
Maoye International Holdings Ltd. (d)	6,964,000	3,090,427
Peak Sport Products Co. Ltd. (d)	5,016,000	3,338,939
Shenguan Holdings Group Ltd.	2,362,000	3,168,803
Silver Base Group Holdings Ltd.	4,233,000	3,040,324
Trina Solar Ltd. (a)(d)	118,120	3,079,388
Vinda International Holdings Ltd.	3,226,000	3,028,719
TOTAL CAYMAN ISLANDS		32,015,131

	Shares	Value
China - 1.6%
Agricultural Bank of China (H Shares)	7,111,000	$ 3,502,237
Baidu.com, Inc. sponsored ADR (a)	31,500	3,421,845
Golden Eagle Retail Group Ltd. (H Shares)	1,207,000	3,312,872
TOTAL CHINA		10,236,954
Cyprus - 0.4%
AFI Development PLC (B Shares) (a)	2,086,976	2,733,939
Denmark - 1.0%
Carlsberg AS Series B	35,300	3,516,905
Pandora A/S	51,500	3,286,610
TOTAL DENMARK		6,803,515
Finland - 0.7%
Nokia Corp. sponsored ADR (d)	426,900	4,567,830
France - 5.6%
Atos Origin SA (a)	62,783	3,495,154
AXA SA	221,500	4,687,990
BNP Paribas SA	81,291	6,076,291
Christian Dior SA	27,000	3,709,237
LVMH Moet Hennessy - Louis Vuitton	31,063	4,850,004
PPR SA	24,600	3,931,836
Schneider Electric SA	30,898	4,817,897
Societe Generale Series A	76,569	4,950,788
TOTAL FRANCE		36,519,197
Germany - 2.1%
Bayerische Motoren Werke AG (BMW)	58,263	4,473,056
Daimler AG (Germany) (a)	76,396	5,586,991
HeidelbergCement AG	57,188	3,736,799
TOTAL GERMANY		13,796,846
Hong Kong - 1.2%
CNOOC Ltd. sponsored ADR	21,300	4,742,658
Emperor Watch & Jewellery Ltd.	21,200,000	3,099,733
TOTAL HONG KONG		7,842,391
India - 6.3%
Adani Enterprises Ltd.	228,392	2,811,975
Bank of Baroda	169,563	3,239,013
Crompton Greaves Ltd.	478,738	2,910,037
Gitanjali Gems Ltd.	708,283	3,098,207
Infrastructure Development Finance Co. Ltd.	1,010,512	3,247,090
ITC Ltd.	895,263	3,176,645
Jain Irrigation Systems Ltd.	700,637	2,924,099
LIC Housing Finance Ltd.	894,461	3,510,503
Rural Electrification Corp. Ltd.	547,392	2,910,465
Sun TV Ltd.	287,603	3,064,000
Tata Motors Ltd. sponsored ADR	137,000	3,323,620
Titan Industries Ltd.	42,901	3,371,321
United Spirits Ltd.	116,229	3,149,660
TOTAL INDIA		40,736,635
Common Stocks - continued
	Shares	Value
Indonesia - 3.1%
PT Bank Rakyat Indonesia Tbk	6,306,500	$ 3,380,484
PT Global Mediacom Tbk	44,758,500	3,561,695
PT Gudang Garam Tbk	843,500	3,472,643
PT Indofood Sukses Makmur Tbk	6,449,500	3,350,215
PT Mayora Indah Tbk	2,753,500	3,073,655
PT Mitra Adiperkasa Tbk	13,327,000	3,166,792
TOTAL INDONESIA		20,005,484
Italy - 2.5%
Intesa Sanpaolo SpA	1,369,539	4,556,004
Prysmian SpA	172,000	3,470,798
Saipem SpA	76,529	3,828,230
UniCredit SpA	1,855,500	4,595,185
TOTAL ITALY		16,450,217
Japan - 11.2%
Canon, Inc. sponsored ADR	105,000	5,161,800
eAccess Ltd. (d)	5,511	3,336,948
Fanuc Ltd.	29,000	4,578,947
Honda Motor Co. Ltd. sponsored ADR	135,800	5,912,732
Itochu Corp.	371,300	4,035,083
Japan Tobacco, Inc.	1,028	3,857,505
Keyence Corp.	13,700	3,635,307
Komatsu Ltd.	145,000	4,317,495
Marubeni Corp.	500,000	3,758,528
Mitsubishi Corp.	180,300	5,019,317
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,051,700	5,468,840
Mitsui & Co. Ltd.	272,500	4,581,506
ORIX Corp.	38,340	3,783,553
Rakuten, Inc.	3,904	3,434,074
SOFTBANK CORP.	130,000	4,471,126
Sumitomo Corp.	266,600	3,835,948
Uni-Charm Corp.	92,000	3,541,910
TOTAL JAPAN		72,730,619
Korea (South) - 1.1%
Hyundai Motor Co.	26,166	4,182,355
Lock & Lock Co. Ltd.	102,930	3,157,179
TOTAL KOREA (SOUTH)		7,339,534
Malaysia - 0.8%
Genting Bhd	941,900	3,279,652
Parkson Holdings Bhd	1,077,200	1,984,455
TOTAL MALAYSIA		5,264,107
Mexico - 1.1%
Grupo Mexico SA de CV Series B	951,400	3,716,774
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	141,500	3,404,490
TOTAL MEXICO		7,121,264
Netherlands - 2.9%
AEGON NV (a)	514,500	3,807,482

	Shares	Value
ING Groep NV sponsored ADR (a)	440,796	$ 5,020,666
Unilever NV unit	222,900	6,604,527
X5 Retail Group NV GDR (Reg. S) (a)	74,400	3,151,584
TOTAL NETHERLANDS		18,584,259
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	483,800	3,459,170
Norway - 0.5%
Aker Solutions ASA	173,800	3,160,384
Qatar - 0.5%
Commercial Bank of Qatar GDR (Reg. S)	713,485	3,291,561
Russia - 4.2%
LSR Group OJSC GDR (Reg. S) (a)	333,300	3,249,675
Magnit OJSC GDR (Reg. S)	135,105	3,535,698
Mechel Steel Group OAO sponsored ADR	336,600	3,315,510
OAO Gazprom sponsored ADR	220,100	5,889,876
Sberbank (Savings Bank of the Russian Federation) (a)	1,330,500	4,725,537
TNK-BP Holding	1,166,200	3,240,640
Uralkali JSC GDR (Reg. S)	91,300	3,464,835
TOTAL RUSSIA		27,421,771
South Africa - 3.0%
AngloGold Ashanti Ltd. sponsored ADR	89,000	3,830,560
Blue Label Telecoms Ltd.	2,896,062	2,537,649
Clicks Group Ltd.	578,961	3,192,829
Mr Price Group Ltd.	393,682	3,113,405
Naspers Ltd. Class N	71,700	3,719,728
Shoprite Holdings Ltd.	254,000	3,147,709
TOTAL SOUTH AFRICA		19,541,880
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	433,300	5,316,591
Banco Santander SA sponsored ADR	579,959	7,098,698
Inditex SA	49,848	3,766,271
TOTAL SPAIN		16,181,560
Sweden - 0.5%
EnergyO Solutions AB (a)	418,791	3,310,755
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	83,492	4,540,925
Credit Suisse Group sponsored ADR	114,300	5,110,353
Dufry AG (a)	28,100	3,366,107
Nestle SA	194,268	10,504,032
The Swatch Group AG (Bearer)	9,840	3,945,797
Transocean Ltd. (a)	54,900	4,388,157
TOTAL SWITZERLAND		31,855,371
Common Stocks - continued
	Shares	Value
Taiwan - 1.2%
HTC Corp.	132,800	$ 4,476,970
Synnex Technology International Corp.	1,260,000	3,323,554
TOTAL TAIWAN		7,800,524
Turkey - 0.5%
Turkiye Garanti Bankasi AS	764,000	3,399,788
United Kingdom - 12.1%
Anglo American PLC (United Kingdom)	117,500	5,763,437
Barclays PLC Sponsored ADR (d)	292,370	5,496,556
BG Group PLC	280,517	6,294,554
BP PLC	1,126,800	8,853,111
British American Tobacco PLC (United Kingdom)	171,100	6,318,406
Burberry Group PLC	205,500	3,534,954
Imperial Tobacco Group PLC	157,694	4,505,859
Lloyds Banking Group PLC (a)	5,013,400	5,069,510
Reckitt Benckiser Group PLC	82,800	4,502,334
Rio Tinto PLC	124,200	8,528,495
Royal Dutch Shell PLC Class B	338,396	11,790,091
Vedanta Resources PLC	92,500	3,366,028
Xstrata PLC	227,388	5,044,114
TOTAL UNITED KINGDOM		79,067,449
United States of America - 8.1%
Alpha Natural Resources, Inc. (a)	65,000	3,492,450
Apple, Inc. (a)	9,945	3,374,537
Bank of America Corp.	239,400	3,286,962
Cisco Systems, Inc. (a)	153,637	3,249,423
Citigroup, Inc. (a)	669,700	3,227,954
Google, Inc. Class A (a)	5,200	3,121,872
Hewlett-Packard Co.	72,853	3,328,654
JPMorgan Chase & Co.	74,794	3,361,242
Juniper Networks, Inc. (a)	92,100	3,418,752
Massey Energy Co.	54,000	3,394,440
MasterCard, Inc. Class A	13,760	3,254,378
Tiffany & Co., Inc.	55,200	3,208,776
United States Steel Corp.	57,100	3,292,957
Visa, Inc. Class A	47,760	3,336,036
Walter Energy, Inc.	25,600	3,334,912
Wells Fargo & Co.	103,652	3,360,398
TOTAL UNITED STATES OF AMERICA		53,043,743
TOTAL COMMON STOCKS (Cost $578,438,474)		641,045,423
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value
Germany - 0.7%
Volkswagen AG	27,200	$ 4,393,942
Italy - 0.6%
Fiat Industrial SpA (a)	407,700	3,717,221
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,452,707)		8,111,163
Money Market Funds - 3.3%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $21,333,259)	21,333,259	21,333,259
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $605,224,440)		670,489,845
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(19,285,828)
NET ASSETS - 100%		$ 651,204,017
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,674,100 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,791
Fidelity Securities Lending Cash Central Fund	45,619
Total	$ 48,410
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 79,067,449	$ 38,507,836	$ 40,559,613	$ -
Japan	72,730,619	72,730,619	-	-
United States of America	53,043,743	53,043,743	-	-
India	40,736,635	37,497,622	3,239,013	-
France	36,519,197	36,519,197	-	-
Brazil	35,521,611	35,521,611	-	-
Cayman Islands	32,015,131	32,015,131	-	-
Switzerland	31,855,371	31,855,371	-	-
Russia	27,421,771	27,421,771	-	-
Other	240,245,059	225,035,395	15,209,664	-
Money Market Funds	21,333,259	21,333,259	-	-
Total Investments in Securities:	$ 670,489,845	$ 611,481,555	$ 59,008,290	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $612,304,811. Net unrealized appreciation aggregated $58,185,034, of which $77,920,528 related to appreciated investment securities and $19,735,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Discovery Fund -

International Discovery
Class K

January 31, 2011

1.813016.106

IGI-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
Australia - 3.3%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 105,110
CSL Ltd.	751,085	27,851
JB Hi-Fi Ltd. (d)	1,134,389	20,846
Macquarie Group Ltd.	1,446,043	58,536
Mirabela Nickel Ltd. (a)	4,451,129	9,980
Newcrest Mining Ltd.	1,300,681	47,933
Wesfarmers Ltd.	1,097,894	37,232
Westfield Group unit	2,381,694	23,355
Westfield Retail Trust unit	2,944,742	7,777
TOTAL AUSTRALIA		338,620
Bailiwick of Jersey - 1.1%
Experian PLC	3,236,600	40,175
Heritage Oil PLC	4,067,400	21,237
Shire PLC	1,965,300	51,849
TOTAL BAILIWICK OF JERSEY		113,261
Belgium - 1.0%
Anheuser-Busch InBev SA NV	1,791,980	98,866
EVS Broadcast Equipment SA	41,474	2,539
TOTAL BELGIUM		101,405
Bermuda - 1.0%
Huabao International Holdings Ltd.	17,967,000	26,593
Li & Fung Ltd.	4,808,000	31,172
Noble Group Ltd.	26,477,364	45,122
TOTAL BERMUDA		102,887
Brazil - 1.2%
Banco ABC Brasil SA	325,100	2,632
Diagnosticos da America SA	836,000	10,152
Drogasil SA	3,269,000	23,525
Souza Cruz Industria Comerico	1,097,100	52,384
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	861,200	32,726
TOTAL BRAZIL		121,419
British Virgin Islands - 0.2%
HLS Systems International Ltd. (a)(d)	1,620,542	26,010
Canada - 2.3%
Bombardier, Inc. Class B (sub. vtg.)	5,368,600	30,567
First Quantum Minerals Ltd.	336,300	38,918
InterOil Corp. (a)(d)	312,600	21,632
Niko Resources Ltd.	483,100	47,050
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Open Text Corp. (a)	769,600	$ 38,007
Pan American Silver Corp.	843,000	27,659
Petrobank Energy & Resources Ltd. (a)	813,500	19,096
Petrominerales Ltd.	499,651	19,485
TOTAL CANADA		242,414
Cayman Islands - 1.4%
Bosideng International Holdings Ltd.	62,234,000	19,316
China Automation Group Ltd.	11,779,000	9,004
Ctrip.com International Ltd. sponsored ADR (a)	505,000	20,786
Hengdeli Holdings Ltd.	61,832,000	34,815
Minth Group Ltd.	953,000	1,442
Mongolian Mining Corp.	15,168,000	20,349
Shenguan Holdings Group Ltd.	21,268,000	28,533
Silver Base Group Holdings Ltd.	13,797,000	9,910
TOTAL CAYMAN ISLANDS		144,155
China - 0.4%
Baidu.com, Inc. sponsored ADR (a)	252,300	27,407
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	3,721,600	8,535
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,492,000	9,125
TOTAL CHINA		45,067
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	476
Denmark - 3.3%
Carlsberg AS Series B	622,000	61,969
Novo Nordisk AS Series B	1,311,389	147,630
Pandora A/S	677,900	43,262
William Demant Holding AS (a)	1,094,900	87,669
TOTAL DENMARK		340,530
France - 7.7%
Accor SA	1,071,365	48,988
Alstom SA	487,041	27,180
Atos Origin SA (a)	1,202,978	66,970
AXA SA	1,513,566	32,034
BNP Paribas SA	983,966	73,549
Club Mediterranee SA (a)	373,860	8,575
Compagnie Generale de Geophysique SA (a)	1,085,600	32,880
Edenred (a)	552,100	13,200
Iliad Group SA	509,521	54,094
Common Stocks - continued
	Shares	Value (000s)
France - continued
LVMH Moet Hennessy - Louis Vuitton	708,054	$ 110,552
Pernod-Ricard SA	329,525	31,411
PPR SA	564,800	90,272
Schneider Electric SA	588,962	91,836
Societe Generale Series A	1,336,863	86,439
Unibail-Rodamco	118,400	22,595
TOTAL FRANCE		790,575
Germany - 5.5%
Bayerische Motoren Werke AG (BMW)	1,333,070	102,344
Fresenius Medical Care AG & Co. KGaA	796,800	46,616
GEA Group AG	2,030,727	57,895
HeidelbergCement AG	245,167	16,020
Kabel Deutschland Holding AG	1,777,900	89,569
MAN SE	572,817	66,217
Metro AG	439,200	30,923
Siemens AG (d)	1,218,813	156,227
TOTAL GERMANY		565,811
Greece - 0.2%
Coca-Cola Hellenic Bottling Co. SA	692,200	20,383
Hong Kong - 1.7%
AIA Group Ltd.	5,311,400	14,612
Henderson Land Development Co. Ltd.	3,760,700	26,070
I.T Ltd.	26,130,000	17,695
Techtronic Industries Co. Ltd. (d)	65,201,500	81,117
Wharf Holdings Ltd.	4,890,000	36,941
TOTAL HONG KONG		176,435
India - 0.8%
Housing Development Finance Corp. Ltd.	810,219	11,110
INFO Edge India Ltd.	576,547	6,859
Infrastructure Development Finance Co. Ltd.	3,122,908	10,035
LIC Housing Finance Ltd.	2,326,700	9,132
Shriram Transport Finance Co. Ltd.	621,359	9,312
State Bank of India	217,944	12,567
The Jammu & Kashmir Bank Ltd.	545,569	8,760
Titan Industries Ltd.	160,588	12,620
TOTAL INDIA		80,395
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	42,086,000	22,559
Common Stocks - continued
	Shares	Value (000s)
Indonesia - continued
PT Sarana Menara Nusantara	14,469,000	$ 20,389
PT Tower Bersama Infrastructure Tbk	74,386,500	19,937
PT XL Axiata Tbk (a)	31,730,000	18,411
TOTAL INDONESIA		81,296
Ireland - 0.8%
Ingersoll-Rand Co. Ltd.	951,500	44,911
James Hardie Industries NV unit (a)	5,530,462	34,391
TOTAL IRELAND		79,302
Israel - 0.2%
Israel Chemicals Ltd.	1,513,500	23,751
Italy - 1.4%
Intesa Sanpaolo SpA	3,778,984	12,571
Intesa Sanpaolo SpA (Risparmio Shares)	6,681,302	19,254
Prysmian SpA	964,200	19,457
Saipem SpA	1,876,915	93,889
TOTAL ITALY		145,171
Japan - 17.9%
ABC-Mart, Inc.	1,529,000	55,586
Asics Corp.	3,665,000	48,760
Canon, Inc.	1,958,150	96,387
Cosmos Pharmaceutical Corp.	859,200	34,544
Denso Corp.	1,577,500	58,042
Digital Garage, Inc. (a)(d)	4,767	14,461
Don Quijote Co. Ltd.	1,367,200	44,024
eAccess Ltd.	24,546	14,863
Fanuc Ltd.	421,000	66,474
Goldcrest Co. Ltd.	161,770	4,332
Honda Motor Co. Ltd.	1,736,200	74,834
Japan Tobacco, Inc.	13,316	49,967
JSR Corp.	2,283,400	47,070
Kakaku.com, Inc.	5,979	33,763
Keyence Corp.	192,600	51,107
Komatsu Ltd.	1,543,000	45,944
Mazda Motor Corp.	14,841,000	43,756
Misumi Group, Inc.	1,254,900	32,259
Mitsubishi Corp.	3,525,000	98,131
Mitsubishi Estate Co. Ltd.	1,587,000	29,969
Mitsubishi UFJ Financial Group, Inc.	16,332,500	84,830
Mitsui & Co. Ltd.	2,230,900	37,508
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mizuho Financial Group, Inc.	29,453,500	$ 56,862
Murata Manufacturing Co. Ltd.	407,200	30,858
Nichi-iko Pharmaceutical Co. Ltd.	779,900	21,996
Nintendo Co. Ltd.	88,400	23,888
NSK Ltd.	2,878,000	27,560
Omron Corp.	1,439,900	37,033
ORIX Corp.	1,209,560	119,364
Osaka Securities Exchange Co. Ltd.	1,866	9,537
Otsuka Holdings Co. Ltd.	949,600	23,566
Rakuten, Inc.	80,045	70,410
SOFTBANK CORP.	4,003,100	137,680
Sony Corp.	704,500	24,243
Sony Financial Holdings, Inc.	7,099	26,249
Start Today Co. Ltd.	2,508,600	38,693
Sumitomo Mitsui Financial Group, Inc.	1,732,200	58,895
TDK Corp.	444,800	29,209
Tokyo Electron Ltd.	643,800	41,963
TOTAL JAPAN		1,844,617
Korea (South) - 1.8%
Fila Korea Ltd.	168,290	9,873
Hynix Semiconductor, Inc. (a)	1,435,690	38,012
Hyundai Motor Co.	163,148	26,077
Kia Motors Corp.	270,280	13,202
Lock & Lock Co. Ltd.	712,760	21,863
Orion Corp.	57,819	21,633
Samsung Electronics Co. Ltd.	38,175	33,441
Shinhan Financial Group Co. Ltd.	421,030	18,648
TOTAL KOREA (SOUTH)		182,749
Luxembourg - 0.6%
ArcelorMittal SA Class A unit	1,093,800	39,902
Millicom International Cellular SA	282,400	26,334
TOTAL LUXEMBOURG		66,236
Mexico - 0.3%
Wal-Mart de Mexico SA de CV Series V	11,191,400	31,084
Netherlands - 2.6%
Gemalto NV (d)	704,193	35,607
ING Groep NV (Certificaten Van Aandelen) unit (a)	7,920,600	90,185
Koninklijke KPN NV	1,639,951	25,852
Koninklijke Philips Electronics NV	1,788,638	55,725
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
LyondellBasell Industries NV Class A (a)	1,230,700	$ 44,231
Randstad Holdings NV (a)	229,781	12,542
TOTAL NETHERLANDS		264,142
Norway - 0.8%
Aker Solutions ASA	1,903,800	34,619
DnB NOR ASA	3,355,155	46,164
TOTAL NORWAY		80,783
Poland - 0.4%
Eurocash SA	3,613,290	39,955
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	23,504
Singapore - 0.4%
Keppel Corp. Ltd.	4,295,000	39,284
South Africa - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	816,100	35,125
Blue Label Telecoms Ltd.	9,765,427	8,557
Clicks Group Ltd.	4,526,147	24,961
Mr Price Group Ltd.	1,521,500	12,033
Sanlam Ltd.	7,188,000	27,193
Woolworths Holdings Ltd.	782,073	2,556
TOTAL SOUTH AFRICA		110,425
Spain - 3.5%
Antena 3 Television SA	2,176,200	22,642
Banco Bilbao Vizcaya Argentaria SA	3,891,541	47,710
Banco Santander SA	8,311,131	101,752
Banco Santander SA rights (a)	7,877,850	1,488
Gestevision Telecinco SA	3,080,300	38,711
Inditex SA	398,393	30,101
Prosegur Compania de Seguridad SA (Reg.)	479,200	27,881
Telefonica SA	3,645,705	91,262
TOTAL SPAIN		361,547
Sweden - 2.0%
Elekta AB (B Shares)	2,002,234	80,943
H&M Hennes & Mauritz AB (B Shares)	1,301,280	42,682
Modern Times Group MTG AB (B Shares)	392,400	27,220
Swedbank AB (A Shares) (a)	3,817,400	59,884
TOTAL SWEDEN		210,729
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 7.2%
Adecco SA (Reg.)	243,346	$ 15,761
Compagnie Financiere Richemont SA Series A	692,855	37,683
Credit Suisse Group	644,315	28,761
Foster Wheeler Ag (a)	195,100	7,182
Kuehne & Nagel International AG	197,400	25,528
Nestle SA	2,845,723	153,868
Novartis AG	2,213,358	123,198
Partners Group Holding	176,756	30,647
Schindler Holding AG (participation certificate)	463,534	51,747
Sonova Holding AG Class B	196,895	24,712
The Swatch Group AG (Bearer)	150,300	60,270
Transocean Ltd. (a)	571,700	45,696
UBS AG (a)	3,755,130	67,222
Zurich Financial Services AG	251,733	68,762
TOTAL SWITZERLAND		741,037
Taiwan - 0.7%
HTC Corp.	2,247,850	75,780
Thailand - 0.2%
Bangkok Bank Public Co. Ltd. (For. Reg.)	4,416,100	21,505
Turkey - 0.3%
Boyner Buyuk Magazacilik AS (a)(e)	6,011,100	14,012
Dogus Otomotiv Servis ve Ticaret AS	3,993,308	12,743
TOTAL TURKEY		26,755
United Kingdom - 21.6%
Aberdeen Asset Management PLC	12,139,132	43,260
Anglo American PLC (United Kingdom)	1,803,600	88,468
AstraZeneca PLC (United Kingdom)	225,444	10,990
Barclays PLC	20,242,493	94,793
BG Group PLC	943,475	21,171
BHP Billiton PLC	5,074,634	193,745
BP PLC	24,342,500	191,256
British Land Co. PLC	2,363,434	19,627
Britvic PLC	5,435,800	39,056
Burberry Group PLC	2,391,800	41,143
Carphone Warehouse Group PLC (a)	15,119,465	97,591
Cookson Group PLC (a)	1,543,760	16,430
GlaxoSmithKline PLC	6,239,100	112,641
HSBC Holdings PLC (United Kingdom)	13,307,460	145,074
IG Group Holdings PLC	6,526,105	47,245
InterContinental Hotel Group PLC	2,317,600	48,869
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
International Personal Finance PLC	9,411,888	$ 51,555
International Power PLC	3,956,720	26,794
Jupiter PLC (a)	2,155,200	10,867
Legal & General Group PLC	18,411,796	32,733
Lloyds Banking Group PLC (a)	49,557,364	50,112
Micro Focus International PLC	2,166,900	14,236
Ocado Group PLC (a)(d)	14,388,400	50,238
Reckitt Benckiser Group PLC	1,415,031	76,944
Rio Tinto PLC	1,536,344	105,497
Rockhopper Exploration PLC (a)	2,636,700	15,034
Royal Dutch Shell PLC Class B	5,903,573	205,685
Schroders PLC	1,532,400	44,252
SuperGroup PLC (d)	424,923	10,413
TalkTalk Telecom Group PLC	11,961,992	30,903
Ultra Electronics Holdings PLC	614,667	17,573
Vodafone Group PLC	50,284,743	141,112
Wolseley PLC (a)	1,486,964	51,847
Xstrata PLC	3,670,700	81,427
TOTAL UNITED KINGDOM		2,228,581
United States of America - 1.3%
General Motors Co.	615,900	22,474
Halliburton Co.	644,700	29,012
Virgin Media, Inc.	1,924,200	48,413
Walter Energy, Inc.	286,800	37,361
TOTAL UNITED STATES OF AMERICA		137,260
TOTAL COMMON STOCKS (Cost $8,580,187)		10,025,336
Nonconvertible Preferred Stocks - 1.8%

Germany - 1.5%
ProSiebenSat.1 Media AG	976,300	29,986
Volkswagen AG	789,800	127,586
TOTAL GERMANY		157,572
Italy - 0.3%
Fiat Industrial SpA (a)	3,339,800	30,451
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $144,183)		188,023
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	4,949,729	$ 4,950
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	228,783,543	228,784
TOTAL MONEY MARKET FUNDS (Cost $233,734)		233,734
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $8,958,104)		10,447,093
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(130,106)
NET ASSETS - 100%		$ 10,316,987
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 607	$ -	$ -	$ -	$ 476
Boyner Buyuk Magazacilik AS	11,256	2,951	-	-	14,012
Total	$ 11,863	$ 2,951	$ -	$ -	$ 14,488
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	1,107
Total	$ 1,148
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,228,581	$ 928,807	$ 1,299,774	$ -
Japan	1,844,617	1,448,566	396,051	-
France	790,575	757,695	32,880	-
Switzerland	741,037	521,856	219,181	-
Germany	723,383	723,383	-	-
Spain	361,547	120,823	240,724	-
Denmark	340,530	192,900	147,630	-
Australia	338,620	338,620	-	-
Netherlands	264,142	118,232	145,910	-
Cyprus	476	-	-	476
Other	2,579,851	2,429,136	150,715	-
Money Market Funds	233,734	233,734	-	-
Total Investments in Securities:	$ 10,447,093	$ 7,813,752	$ 2,632,865	$ 476
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 607
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(131)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 476
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (131)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $9,138,121,000. Net unrealized appreciation aggregated $1,308,972,000, of which $1,792,516,000 related to appreciated investment securities and $483,544,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.844601.104

AIGI-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
Australia - 3.3%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 105,110
CSL Ltd.	751,085	27,851
JB Hi-Fi Ltd. (d)	1,134,389	20,846
Macquarie Group Ltd.	1,446,043	58,536
Mirabela Nickel Ltd. (a)	4,451,129	9,980
Newcrest Mining Ltd.	1,300,681	47,933
Wesfarmers Ltd.	1,097,894	37,232
Westfield Group unit	2,381,694	23,355
Westfield Retail Trust unit	2,944,742	7,777
TOTAL AUSTRALIA		338,620
Bailiwick of Jersey - 1.1%
Experian PLC	3,236,600	40,175
Heritage Oil PLC	4,067,400	21,237
Shire PLC	1,965,300	51,849
TOTAL BAILIWICK OF JERSEY		113,261
Belgium - 1.0%
Anheuser-Busch InBev SA NV	1,791,980	98,866
EVS Broadcast Equipment SA	41,474	2,539
TOTAL BELGIUM		101,405
Bermuda - 1.0%
Huabao International Holdings Ltd.	17,967,000	26,593
Li & Fung Ltd.	4,808,000	31,172
Noble Group Ltd.	26,477,364	45,122
TOTAL BERMUDA		102,887
Brazil - 1.2%
Banco ABC Brasil SA	325,100	2,632
Diagnosticos da America SA	836,000	10,152
Drogasil SA	3,269,000	23,525
Souza Cruz Industria Comerico	1,097,100	52,384
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	861,200	32,726
TOTAL BRAZIL		121,419
British Virgin Islands - 0.2%
HLS Systems International Ltd. (a)(d)	1,620,542	26,010
Canada - 2.3%
Bombardier, Inc. Class B (sub. vtg.)	5,368,600	30,567
First Quantum Minerals Ltd.	336,300	38,918
InterOil Corp. (a)(d)	312,600	21,632
Niko Resources Ltd.	483,100	47,050
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Open Text Corp. (a)	769,600	$ 38,007
Pan American Silver Corp.	843,000	27,659
Petrobank Energy & Resources Ltd. (a)	813,500	19,096
Petrominerales Ltd.	499,651	19,485
TOTAL CANADA		242,414
Cayman Islands - 1.4%
Bosideng International Holdings Ltd.	62,234,000	19,316
China Automation Group Ltd.	11,779,000	9,004
Ctrip.com International Ltd. sponsored ADR (a)	505,000	20,786
Hengdeli Holdings Ltd.	61,832,000	34,815
Minth Group Ltd.	953,000	1,442
Mongolian Mining Corp.	15,168,000	20,349
Shenguan Holdings Group Ltd.	21,268,000	28,533
Silver Base Group Holdings Ltd.	13,797,000	9,910
TOTAL CAYMAN ISLANDS		144,155
China - 0.4%
Baidu.com, Inc. sponsored ADR (a)	252,300	27,407
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	3,721,600	8,535
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,492,000	9,125
TOTAL CHINA		45,067
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	21,633,000	476
Denmark - 3.3%
Carlsberg AS Series B	622,000	61,969
Novo Nordisk AS Series B	1,311,389	147,630
Pandora A/S	677,900	43,262
William Demant Holding AS (a)	1,094,900	87,669
TOTAL DENMARK		340,530
France - 7.7%
Accor SA	1,071,365	48,988
Alstom SA	487,041	27,180
Atos Origin SA (a)	1,202,978	66,970
AXA SA	1,513,566	32,034
BNP Paribas SA	983,966	73,549
Club Mediterranee SA (a)	373,860	8,575
Compagnie Generale de Geophysique SA (a)	1,085,600	32,880
Edenred (a)	552,100	13,200
Iliad Group SA	509,521	54,094
Common Stocks - continued
	Shares	Value (000s)
France - continued
LVMH Moet Hennessy - Louis Vuitton	708,054	$ 110,552
Pernod-Ricard SA	329,525	31,411
PPR SA	564,800	90,272
Schneider Electric SA	588,962	91,836
Societe Generale Series A	1,336,863	86,439
Unibail-Rodamco	118,400	22,595
TOTAL FRANCE		790,575
Germany - 5.5%
Bayerische Motoren Werke AG (BMW)	1,333,070	102,344
Fresenius Medical Care AG & Co. KGaA	796,800	46,616
GEA Group AG	2,030,727	57,895
HeidelbergCement AG	245,167	16,020
Kabel Deutschland Holding AG	1,777,900	89,569
MAN SE	572,817	66,217
Metro AG	439,200	30,923
Siemens AG (d)	1,218,813	156,227
TOTAL GERMANY		565,811
Greece - 0.2%
Coca-Cola Hellenic Bottling Co. SA	692,200	20,383
Hong Kong - 1.7%
AIA Group Ltd.	5,311,400	14,612
Henderson Land Development Co. Ltd.	3,760,700	26,070
I.T Ltd.	26,130,000	17,695
Techtronic Industries Co. Ltd. (d)	65,201,500	81,117
Wharf Holdings Ltd.	4,890,000	36,941
TOTAL HONG KONG		176,435
India - 0.8%
Housing Development Finance Corp. Ltd.	810,219	11,110
INFO Edge India Ltd.	576,547	6,859
Infrastructure Development Finance Co. Ltd.	3,122,908	10,035
LIC Housing Finance Ltd.	2,326,700	9,132
Shriram Transport Finance Co. Ltd.	621,359	9,312
State Bank of India	217,944	12,567
The Jammu & Kashmir Bank Ltd.	545,569	8,760
Titan Industries Ltd.	160,588	12,620
TOTAL INDIA		80,395
Indonesia - 0.8%
PT Bank Rakyat Indonesia Tbk	42,086,000	22,559
Common Stocks - continued
	Shares	Value (000s)
Indonesia - continued
PT Sarana Menara Nusantara	14,469,000	$ 20,389
PT Tower Bersama Infrastructure Tbk	74,386,500	19,937
PT XL Axiata Tbk (a)	31,730,000	18,411
TOTAL INDONESIA		81,296
Ireland - 0.8%
Ingersoll-Rand Co. Ltd.	951,500	44,911
James Hardie Industries NV unit (a)	5,530,462	34,391
TOTAL IRELAND		79,302
Israel - 0.2%
Israel Chemicals Ltd.	1,513,500	23,751
Italy - 1.4%
Intesa Sanpaolo SpA	3,778,984	12,571
Intesa Sanpaolo SpA (Risparmio Shares)	6,681,302	19,254
Prysmian SpA	964,200	19,457
Saipem SpA	1,876,915	93,889
TOTAL ITALY		145,171
Japan - 17.9%
ABC-Mart, Inc.	1,529,000	55,586
Asics Corp.	3,665,000	48,760
Canon, Inc.	1,958,150	96,387
Cosmos Pharmaceutical Corp.	859,200	34,544
Denso Corp.	1,577,500	58,042
Digital Garage, Inc. (a)(d)	4,767	14,461
Don Quijote Co. Ltd.	1,367,200	44,024
eAccess Ltd.	24,546	14,863
Fanuc Ltd.	421,000	66,474
Goldcrest Co. Ltd.	161,770	4,332
Honda Motor Co. Ltd.	1,736,200	74,834
Japan Tobacco, Inc.	13,316	49,967
JSR Corp.	2,283,400	47,070
Kakaku.com, Inc.	5,979	33,763
Keyence Corp.	192,600	51,107
Komatsu Ltd.	1,543,000	45,944
Mazda Motor Corp.	14,841,000	43,756
Misumi Group, Inc.	1,254,900	32,259
Mitsubishi Corp.	3,525,000	98,131
Mitsubishi Estate Co. Ltd.	1,587,000	29,969
Mitsubishi UFJ Financial Group, Inc.	16,332,500	84,830
Mitsui & Co. Ltd.	2,230,900	37,508
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mizuho Financial Group, Inc.	29,453,500	$ 56,862
Murata Manufacturing Co. Ltd.	407,200	30,858
Nichi-iko Pharmaceutical Co. Ltd.	779,900	21,996
Nintendo Co. Ltd.	88,400	23,888
NSK Ltd.	2,878,000	27,560
Omron Corp.	1,439,900	37,033
ORIX Corp.	1,209,560	119,364
Osaka Securities Exchange Co. Ltd.	1,866	9,537
Otsuka Holdings Co. Ltd.	949,600	23,566
Rakuten, Inc.	80,045	70,410
SOFTBANK CORP.	4,003,100	137,680
Sony Corp.	704,500	24,243
Sony Financial Holdings, Inc.	7,099	26,249
Start Today Co. Ltd.	2,508,600	38,693
Sumitomo Mitsui Financial Group, Inc.	1,732,200	58,895
TDK Corp.	444,800	29,209
Tokyo Electron Ltd.	643,800	41,963
TOTAL JAPAN		1,844,617
Korea (South) - 1.8%
Fila Korea Ltd.	168,290	9,873
Hynix Semiconductor, Inc. (a)	1,435,690	38,012
Hyundai Motor Co.	163,148	26,077
Kia Motors Corp.	270,280	13,202
Lock & Lock Co. Ltd.	712,760	21,863
Orion Corp.	57,819	21,633
Samsung Electronics Co. Ltd.	38,175	33,441
Shinhan Financial Group Co. Ltd.	421,030	18,648
TOTAL KOREA (SOUTH)		182,749
Luxembourg - 0.6%
ArcelorMittal SA Class A unit	1,093,800	39,902
Millicom International Cellular SA	282,400	26,334
TOTAL LUXEMBOURG		66,236
Mexico - 0.3%
Wal-Mart de Mexico SA de CV Series V	11,191,400	31,084
Netherlands - 2.6%
Gemalto NV (d)	704,193	35,607
ING Groep NV (Certificaten Van Aandelen) unit (a)	7,920,600	90,185
Koninklijke KPN NV	1,639,951	25,852
Koninklijke Philips Electronics NV	1,788,638	55,725
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
LyondellBasell Industries NV Class A (a)	1,230,700	$ 44,231
Randstad Holdings NV (a)	229,781	12,542
TOTAL NETHERLANDS		264,142
Norway - 0.8%
Aker Solutions ASA	1,903,800	34,619
DnB NOR ASA	3,355,155	46,164
TOTAL NORWAY		80,783
Poland - 0.4%
Eurocash SA	3,613,290	39,955
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	23,504
Singapore - 0.4%
Keppel Corp. Ltd.	4,295,000	39,284
South Africa - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	816,100	35,125
Blue Label Telecoms Ltd.	9,765,427	8,557
Clicks Group Ltd.	4,526,147	24,961
Mr Price Group Ltd.	1,521,500	12,033
Sanlam Ltd.	7,188,000	27,193
Woolworths Holdings Ltd.	782,073	2,556
TOTAL SOUTH AFRICA		110,425
Spain - 3.5%
Antena 3 Television SA	2,176,200	22,642
Banco Bilbao Vizcaya Argentaria SA	3,891,541	47,710
Banco Santander SA	8,311,131	101,752
Banco Santander SA rights (a)	7,877,850	1,488
Gestevision Telecinco SA	3,080,300	38,711
Inditex SA	398,393	30,101
Prosegur Compania de Seguridad SA (Reg.)	479,200	27,881
Telefonica SA	3,645,705	91,262
TOTAL SPAIN		361,547
Sweden - 2.0%
Elekta AB (B Shares)	2,002,234	80,943
H&M Hennes & Mauritz AB (B Shares)	1,301,280	42,682
Modern Times Group MTG AB (B Shares)	392,400	27,220
Swedbank AB (A Shares) (a)	3,817,400	59,884
TOTAL SWEDEN		210,729
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 7.2%
Adecco SA (Reg.)	243,346	$ 15,761
Compagnie Financiere Richemont SA Series A	692,855	37,683
Credit Suisse Group	644,315	28,761
Foster Wheeler Ag (a)	195,100	7,182
Kuehne & Nagel International AG	197,400	25,528
Nestle SA	2,845,723	153,868
Novartis AG	2,213,358	123,198
Partners Group Holding	176,756	30,647
Schindler Holding AG (participation certificate)	463,534	51,747
Sonova Holding AG Class B	196,895	24,712
The Swatch Group AG (Bearer)	150,300	60,270
Transocean Ltd. (a)	571,700	45,696
UBS AG (a)	3,755,130	67,222
Zurich Financial Services AG	251,733	68,762
TOTAL SWITZERLAND		741,037
Taiwan - 0.7%
HTC Corp.	2,247,850	75,780
Thailand - 0.2%
Bangkok Bank Public Co. Ltd. (For. Reg.)	4,416,100	21,505
Turkey - 0.3%
Boyner Buyuk Magazacilik AS (a)(e)	6,011,100	14,012
Dogus Otomotiv Servis ve Ticaret AS	3,993,308	12,743
TOTAL TURKEY		26,755
United Kingdom - 21.6%
Aberdeen Asset Management PLC	12,139,132	43,260
Anglo American PLC (United Kingdom)	1,803,600	88,468
AstraZeneca PLC (United Kingdom)	225,444	10,990
Barclays PLC	20,242,493	94,793
BG Group PLC	943,475	21,171
BHP Billiton PLC	5,074,634	193,745
BP PLC	24,342,500	191,256
British Land Co. PLC	2,363,434	19,627
Britvic PLC	5,435,800	39,056
Burberry Group PLC	2,391,800	41,143
Carphone Warehouse Group PLC (a)	15,119,465	97,591
Cookson Group PLC (a)	1,543,760	16,430
GlaxoSmithKline PLC	6,239,100	112,641
HSBC Holdings PLC (United Kingdom)	13,307,460	145,074
IG Group Holdings PLC	6,526,105	47,245
InterContinental Hotel Group PLC	2,317,600	48,869
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
International Personal Finance PLC	9,411,888	$ 51,555
International Power PLC	3,956,720	26,794
Jupiter PLC (a)	2,155,200	10,867
Legal & General Group PLC	18,411,796	32,733
Lloyds Banking Group PLC (a)	49,557,364	50,112
Micro Focus International PLC	2,166,900	14,236
Ocado Group PLC (a)(d)	14,388,400	50,238
Reckitt Benckiser Group PLC	1,415,031	76,944
Rio Tinto PLC	1,536,344	105,497
Rockhopper Exploration PLC (a)	2,636,700	15,034
Royal Dutch Shell PLC Class B	5,903,573	205,685
Schroders PLC	1,532,400	44,252
SuperGroup PLC (d)	424,923	10,413
TalkTalk Telecom Group PLC	11,961,992	30,903
Ultra Electronics Holdings PLC	614,667	17,573
Vodafone Group PLC	50,284,743	141,112
Wolseley PLC (a)	1,486,964	51,847
Xstrata PLC	3,670,700	81,427
TOTAL UNITED KINGDOM		2,228,581
United States of America - 1.3%
General Motors Co.	615,900	22,474
Halliburton Co.	644,700	29,012
Virgin Media, Inc.	1,924,200	48,413
Walter Energy, Inc.	286,800	37,361
TOTAL UNITED STATES OF AMERICA		137,260
TOTAL COMMON STOCKS (Cost $8,580,187)		10,025,336
Nonconvertible Preferred Stocks - 1.8%

Germany - 1.5%
ProSiebenSat.1 Media AG	976,300	29,986
Volkswagen AG	789,800	127,586
TOTAL GERMANY		157,572
Italy - 0.3%
Fiat Industrial SpA (a)	3,339,800	30,451
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $144,183)		188,023
Money Market Funds - 2.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	4,949,729	$ 4,950
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	228,783,543	228,784
TOTAL MONEY MARKET FUNDS (Cost $233,734)		233,734
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $8,958,104)		10,447,093
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(130,106)
NET ASSETS - 100%		$ 10,316,987
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 607	$ -	$ -	$ -	$ 476
Boyner Buyuk Magazacilik AS	11,256	2,951	-	-	14,012
Total	$ 11,863	$ 2,951	$ -	$ -	$ 14,488
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	1,107
Total	$ 1,148
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,228,581	$ 928,807	$ 1,299,774	$ -
Japan	1,844,617	1,448,566	396,051	-
France	790,575	757,695	32,880	-
Switzerland	741,037	521,856	219,181	-
Germany	723,383	723,383	-	-
Spain	361,547	120,823	240,724	-
Denmark	340,530	192,900	147,630	-
Australia	338,620	338,620	-	-
Netherlands	264,142	118,232	145,910	-
Cyprus	476	-	-	476
Other	2,579,851	2,429,136	150,715	-
Money Market Funds	233,734	233,734	-	-
Total Investments in Securities:	$ 10,447,093	$ 7,813,752	$ 2,632,865	$ 476
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 607
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(131)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 476
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (131)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $9,138,121,000. Net unrealized appreciation aggregated $1,308,972,000, of which $1,792,516,000 related to appreciated investment securities and $483,544,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Growth Fund

January 31, 2011

1.863101.103

IGF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 5.8%
Coca-Cola Amatil Ltd.	15,769	$ 176,632
CSL Ltd.	17,357	643,626
Leighton Holdings Ltd. (d)	15,556	489,099
MAp Group unit	39,980	119,128
Newcrest Mining Ltd.	5,811	214,149
Newcrest Mining Ltd. sponsored ADR	6,907	254,937
OZ Minerals Ltd.	194,924	316,630
Woolworths Ltd.	14,889	396,165
Worleyparsons Ltd.	11,691	322,141
TOTAL AUSTRALIA		2,932,507
Austria - 0.8%
Andritz AG	3,600	307,089
Zumtobel AG	3,800	110,989
TOTAL AUSTRIA		418,078
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	55,793	233,589
Bailiwick of Jersey - 0.7%
Informa PLC	15,243	105,200
Randgold Resources Ltd. sponsored ADR	3,535	270,392
TOTAL BAILIWICK OF JERSEY		375,592
Belgium - 3.4%
Anheuser-Busch InBev SA NV	25,406	1,401,677
Umicore SA	6,516	334,069
TOTAL BELGIUM		1,735,746
Bermuda - 1.7%
Lazard Ltd. Class A	4,500	187,740
Li & Fung Ltd.	52,000	337,138
Seadrill Ltd.	6,700	220,318
Trinity Ltd.	104,000	94,172
TOTAL BERMUDA		839,368
Brazil - 2.6%
Banco ABC Brasil SA	12,000	97,151
BM&F Bovespa SA	26,200	183,046
BR Malls Participacoes SA	11,100	101,181
Braskem SA Class A sponsored ADR	15,300	386,019
Fibria Celulose SA sponsored ADR (a)	6,903	105,685
Iguatemi Empresa de Shopping Centers SA	5,000	107,946
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA ADR	8,030	$ 172,645
Multiplan Empreendimentos Imobiliarios SA	8,700	166,904
TOTAL BRAZIL		1,320,577
Canada - 2.6%
Agnico-Eagle Mines Ltd. (Canada)	3,000	205,394
Fairfax Financial Holdings Ltd. (sub. vtg.)	300	114,474
Goldcorp, Inc.	2,700	108,393
Niko Resources Ltd.	3,900	379,832
Open Text Corp. (a)	4,200	207,420
Pan American Silver Corp.	5,900	193,579
Petrobank Energy & Resources Ltd. (a)	4,600	107,981
TOTAL CANADA		1,317,073
Cayman Islands - 1.3%
Alibaba.com Ltd.	56,000	110,609
China Lilang Ltd.	80,000	105,069
Sands China Ltd. (a)	74,000	183,178
Wynn Macau Ltd.	100,400	278,789
TOTAL CAYMAN ISLANDS		677,645
Chile - 0.3%
Banco Santander Chile sponsored ADR	2,000	169,760
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	2,580	280,265
Denmark - 2.2%
Novo Nordisk AS Series B sponsored ADR	8,300	938,979
William Demant Holding AS (a)	2,300	184,162
TOTAL DENMARK		1,123,141
Finland - 2.2%
Metso Corp.	6,400	341,527
Nokian Tyres PLC	13,200	476,708
Outotec OYJ	5,500	308,710
TOTAL FINLAND		1,126,945
France - 3.1%
Alstom SA	7,982	445,454
Danone	7,252	436,732
Remy Cointreau SA	2,690	190,796
Safran SA	13,900	502,368
TOTAL FRANCE		1,575,350
Common Stocks - continued
	Shares	Value
Germany - 5.0%
Bayerische Motoren Werke AG (BMW)	2,202	$ 169,055
E.ON AG	3,709	123,640
Linde AG	5,205	758,525
MAN SE	3,240	374,539
Siemens AG sponsored ADR	8,500	1,091,485
TOTAL GERMANY		2,517,244
Hong Kong - 1.0%
Hong Kong Exchanges and Clearing Ltd.	21,100	483,875
Ireland - 1.0%
CRH PLC sponsored ADR (d)	13,300	290,073
James Hardie Industries NV sponsored ADR (a)	7,500	233,550
TOTAL IRELAND		523,623
Israel - 0.2%
Azrieli Group	3,800	101,402
Italy - 2.0%
Azimut Holdings SpA	22,715	238,513
Fiat Industrial SpA (a)	21,700	293,657
Fiat SpA	26,000	252,361
Saipem SpA	4,923	246,265
TOTAL ITALY		1,030,796
Japan - 8.3%
Autobacs Seven Co. Ltd.	5,200	208,114
Denso Corp.	13,500	496,711
Fanuc Ltd.	4,600	726,316
Fast Retailing Co. Ltd.	1,900	276,620
Japan Steel Works Ltd.	26,000	271,467
Keyence Corp.	1,720	456,404
Kobayashi Pharmaceutical Co. Ltd.	5,000	233,918
MS&AD Insurance Group Holdings, Inc.	8,300	197,388
Nippon Thompson Co. Ltd.	13,000	111,976
Osaka Securities Exchange Co. Ltd.	41	209,546
Shiseido Co. Ltd.	11,600	233,470
SHO-BOND Holdings Co. Ltd.	5,400	116,382
USS Co. Ltd.	4,800	384,795
Yamato Kogyo Co. Ltd.	9,100	273,621
TOTAL JAPAN		4,196,728
Korea (South) - 0.5%
NHN Corp. (a)	1,565	279,496
Common Stocks - continued
	Shares	Value
Mexico - 1.0%
Wal-Mart de Mexico SA de CV Series V	180,200	$ 500,506
Netherlands - 2.2%
ASM International NV unit (a)	5,800	211,062
ASML Holding NV	7,900	331,879
Koninklijke KPN NV	21,655	341,370
QIAGEN NV (a)	11,800	217,710
TOTAL NETHERLANDS		1,102,021
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	2,100	86,100
Portugal - 0.5%
Jeronimo Martins SGPS SA	17,875	270,158
Singapore - 1.4%
City Developments Ltd.	17,000	150,969
Keppel Land Ltd.	35,000	122,577
Singapore Exchange Ltd.	50,000	330,675
Wing Tai Holdings Ltd.	81,000	103,846
TOTAL SINGAPORE		708,067
South Africa - 1.8%
African Rainbow Minerals Ltd.	12,639	370,039
Clicks Group Ltd.	34,462	190,050
JSE Ltd.	17,300	192,495
Mr Price Group Ltd.	22,100	174,776
TOTAL SOUTH AFRICA		927,360
Spain - 1.0%
Inditex SA	4,525	341,887
Prosegur Compania de Seguridad SA (Reg.)	3,300	192,002
TOTAL SPAIN		533,889
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	16,224	532,149
Swedish Match Co.	5,600	161,198
TOTAL SWEDEN		693,347
Switzerland - 9.6%
Credit Suisse Group sponsored ADR	6,120	273,625
Nestle SA	41,937	2,267,526
Novartis AG sponsored ADR	3,700	206,682
Roche Holding AG (participation certificate)	4,358	662,828
Sonova Holding AG Class B	4,554	571,571
Common Stocks - continued
	Shares	Value
Switzerland - continued
The Swatch Group AG:
(Bearer)	1,370	$ 549,364
(Reg.)	228	16,421
UBS AG (a)	6,203	111,043
UBS AG (NY Shares) (a)	11,800	211,928
TOTAL SWITZERLAND		4,870,988
Turkey - 1.2%
Anadolu Efes Biracilik ve Malt Sanayii AS	7,800	96,497
Coca-Cola Icecek AS	15,000	168,277
Turkiye Garanti Bankasi AS	73,500	327,074
TOTAL TURKEY		591,848
United Kingdom - 20.7%
Anglo American PLC:
ADR	15,400	378,378
(United Kingdom)	2,700	132,436
Babcock International Group PLC	26,900	248,597
BAE Systems PLC	36,100	197,743
BG Group PLC	51,372	1,152,742
BHP Billiton PLC ADR	29,300	2,247,603
Cobham PLC	36,000	121,085
GlaxoSmithKline PLC sponsored ADR	7,000	254,310
HSBC Holdings PLC (United Kingdom)	48,724	531,174
Imperial Tobacco Group PLC	6,266	179,041
InterContinental Hotel Group PLC ADR	22,355	476,385
Johnson Matthey PLC	10,824	333,723
Mothercare PLC	11,700	100,817
Reckitt Benckiser Group PLC	9,645	524,457
Rio Tinto PLC	3,635	249,606
Rio Tinto PLC sponsored ADR (d)	12,900	896,292
Serco Group PLC	44,530	392,981
Shaftesbury PLC	31,033	217,952
Standard Chartered PLC (United Kingdom)	34,198	892,256
Tesco PLC	117,353	756,909
Unite Group PLC (a)	31,900	103,718
Victrex PLC	5,400	124,544
TOTAL UNITED KINGDOM		10,512,749
United States of America - 10.2%
Allergan, Inc.	2,800	197,708
Autoliv, Inc.	5,300	407,040
Berkshire Hathaway, Inc. Class B (a)	3,300	269,775
Common Stocks - continued
	Shares	Value
United States of America - continued
Cymer, Inc. (a)	2,300	$ 111,757
eBay, Inc. (a)	6,136	186,289
Google, Inc. Class A (a)	360	216,130
Greenhill & Co., Inc.	997	69,212
ION Geophysical Corp. (a)	21,400	203,514
JPMorgan Chase & Co.	6,018	270,449
Juniper Networks, Inc. (a)	21,200	786,944
Lam Research Corp. (a)	2,000	99,780
Martin Marietta Materials, Inc.	1,400	116,900
Mead Johnson Nutrition Co. Class A	7,000	405,790
Mohawk Industries, Inc. (a)	3,600	199,980
Nuance Communications, Inc. (a)	5,444	110,677
Philip Morris International, Inc.	4,700	269,028
ResMed, Inc. (a)	8,300	261,367
Union Pacific Corp.	4,100	387,983
Visa, Inc. Class A	9,000	628,650
TOTAL UNITED STATES OF AMERICA		5,198,973
TOTAL COMMON STOCKS (Cost $44,374,015)		49,254,806
Investment Companies - 1.0%

United States of America - 1.0%
iShares MSCI EAFE Growth Index ETF (Cost $491,399)	8,000	489,040
Money Market Funds - 2.8%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $1,441,587)	1,441,587	1,441,587
Cash Equivalents - 2.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,411,000)	$ 1,411,008	$ 1,411,000
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $47,718,001)		52,596,433
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(1,844,160)
NET ASSETS - 100%		$ 50,752,273
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,411,000 due 2/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 321,993
Barclays Capital, Inc.	33,662
Credit Agricole Securities (USA), Inc.	254,300
Deutsche Bank Securities, Inc.	63,575
HSBC Securities (USA), Inc.	381,450
J.P. Morgan Securities, Inc.	254,300
Mizuho Securities USA, Inc.	89,005
Wells Fargo Securities LLC	12,715
$ 1,411,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 4,476
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 10,512,749	$ 9,731,969	$ 780,780	$ -
United States of America	5,198,973	5,198,973	-	-
Switzerland	4,870,988	4,759,945	111,043	-
Japan	4,196,728	4,196,728	-	-
Australia	2,932,507	2,932,507	-	-
Germany	2,517,244	2,517,244	-	-
Belgium	1,735,746	334,069	1,401,677	-
France	1,575,350	1,575,350	-	-
Brazil	1,320,577	1,320,577	-	-
Other	14,393,944	14,393,944	-	-
Investment Companies	489,040	489,040	-	-
Money Market Funds	1,441,587	1,441,587	-	-
Cash Equivalents	1,411,000	-	1,411,000	-
Total Investments in Securities:	$ 52,596,433	$ 48,891,933	$ 3,704,500	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $48,188,470. Net unrealized appreciation aggregated $4,407,963, of which $5,872,520 related to appreciated investment securities and $1,464,557 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
International Growth Fund

1.863093.103

AIGF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 5.8%
Coca-Cola Amatil Ltd.	15,769	$ 176,632
CSL Ltd.	17,357	643,626
Leighton Holdings Ltd. (d)	15,556	489,099
MAp Group unit	39,980	119,128
Newcrest Mining Ltd.	5,811	214,149
Newcrest Mining Ltd. sponsored ADR	6,907	254,937
OZ Minerals Ltd.	194,924	316,630
Woolworths Ltd.	14,889	396,165
Worleyparsons Ltd.	11,691	322,141
TOTAL AUSTRALIA		2,932,507
Austria - 0.8%
Andritz AG	3,600	307,089
Zumtobel AG	3,800	110,989
TOTAL AUSTRIA		418,078
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	55,793	233,589
Bailiwick of Jersey - 0.7%
Informa PLC	15,243	105,200
Randgold Resources Ltd. sponsored ADR	3,535	270,392
TOTAL BAILIWICK OF JERSEY		375,592
Belgium - 3.4%
Anheuser-Busch InBev SA NV	25,406	1,401,677
Umicore SA	6,516	334,069
TOTAL BELGIUM		1,735,746
Bermuda - 1.7%
Lazard Ltd. Class A	4,500	187,740
Li & Fung Ltd.	52,000	337,138
Seadrill Ltd.	6,700	220,318
Trinity Ltd.	104,000	94,172
TOTAL BERMUDA		839,368
Brazil - 2.6%
Banco ABC Brasil SA	12,000	97,151
BM&F Bovespa SA	26,200	183,046
BR Malls Participacoes SA	11,100	101,181
Braskem SA Class A sponsored ADR	15,300	386,019
Fibria Celulose SA sponsored ADR (a)	6,903	105,685
Iguatemi Empresa de Shopping Centers SA	5,000	107,946
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA ADR	8,030	$ 172,645
Multiplan Empreendimentos Imobiliarios SA	8,700	166,904
TOTAL BRAZIL		1,320,577
Canada - 2.6%
Agnico-Eagle Mines Ltd. (Canada)	3,000	205,394
Fairfax Financial Holdings Ltd. (sub. vtg.)	300	114,474
Goldcorp, Inc.	2,700	108,393
Niko Resources Ltd.	3,900	379,832
Open Text Corp. (a)	4,200	207,420
Pan American Silver Corp.	5,900	193,579
Petrobank Energy & Resources Ltd. (a)	4,600	107,981
TOTAL CANADA		1,317,073
Cayman Islands - 1.3%
Alibaba.com Ltd.	56,000	110,609
China Lilang Ltd.	80,000	105,069
Sands China Ltd. (a)	74,000	183,178
Wynn Macau Ltd.	100,400	278,789
TOTAL CAYMAN ISLANDS		677,645
Chile - 0.3%
Banco Santander Chile sponsored ADR	2,000	169,760
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	2,580	280,265
Denmark - 2.2%
Novo Nordisk AS Series B sponsored ADR	8,300	938,979
William Demant Holding AS (a)	2,300	184,162
TOTAL DENMARK		1,123,141
Finland - 2.2%
Metso Corp.	6,400	341,527
Nokian Tyres PLC	13,200	476,708
Outotec OYJ	5,500	308,710
TOTAL FINLAND		1,126,945
France - 3.1%
Alstom SA	7,982	445,454
Danone	7,252	436,732
Remy Cointreau SA	2,690	190,796
Safran SA	13,900	502,368
TOTAL FRANCE		1,575,350
Common Stocks - continued
	Shares	Value
Germany - 5.0%
Bayerische Motoren Werke AG (BMW)	2,202	$ 169,055
E.ON AG	3,709	123,640
Linde AG	5,205	758,525
MAN SE	3,240	374,539
Siemens AG sponsored ADR	8,500	1,091,485
TOTAL GERMANY		2,517,244
Hong Kong - 1.0%
Hong Kong Exchanges and Clearing Ltd.	21,100	483,875
Ireland - 1.0%
CRH PLC sponsored ADR (d)	13,300	290,073
James Hardie Industries NV sponsored ADR (a)	7,500	233,550
TOTAL IRELAND		523,623
Israel - 0.2%
Azrieli Group	3,800	101,402
Italy - 2.0%
Azimut Holdings SpA	22,715	238,513
Fiat Industrial SpA (a)	21,700	293,657
Fiat SpA	26,000	252,361
Saipem SpA	4,923	246,265
TOTAL ITALY		1,030,796
Japan - 8.3%
Autobacs Seven Co. Ltd.	5,200	208,114
Denso Corp.	13,500	496,711
Fanuc Ltd.	4,600	726,316
Fast Retailing Co. Ltd.	1,900	276,620
Japan Steel Works Ltd.	26,000	271,467
Keyence Corp.	1,720	456,404
Kobayashi Pharmaceutical Co. Ltd.	5,000	233,918
MS&AD Insurance Group Holdings, Inc.	8,300	197,388
Nippon Thompson Co. Ltd.	13,000	111,976
Osaka Securities Exchange Co. Ltd.	41	209,546
Shiseido Co. Ltd.	11,600	233,470
SHO-BOND Holdings Co. Ltd.	5,400	116,382
USS Co. Ltd.	4,800	384,795
Yamato Kogyo Co. Ltd.	9,100	273,621
TOTAL JAPAN		4,196,728
Korea (South) - 0.5%
NHN Corp. (a)	1,565	279,496
Common Stocks - continued
	Shares	Value
Mexico - 1.0%
Wal-Mart de Mexico SA de CV Series V	180,200	$ 500,506
Netherlands - 2.2%
ASM International NV unit (a)	5,800	211,062
ASML Holding NV	7,900	331,879
Koninklijke KPN NV	21,655	341,370
QIAGEN NV (a)	11,800	217,710
TOTAL NETHERLANDS		1,102,021
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	2,100	86,100
Portugal - 0.5%
Jeronimo Martins SGPS SA	17,875	270,158
Singapore - 1.4%
City Developments Ltd.	17,000	150,969
Keppel Land Ltd.	35,000	122,577
Singapore Exchange Ltd.	50,000	330,675
Wing Tai Holdings Ltd.	81,000	103,846
TOTAL SINGAPORE		708,067
South Africa - 1.8%
African Rainbow Minerals Ltd.	12,639	370,039
Clicks Group Ltd.	34,462	190,050
JSE Ltd.	17,300	192,495
Mr Price Group Ltd.	22,100	174,776
TOTAL SOUTH AFRICA		927,360
Spain - 1.0%
Inditex SA	4,525	341,887
Prosegur Compania de Seguridad SA (Reg.)	3,300	192,002
TOTAL SPAIN		533,889
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	16,224	532,149
Swedish Match Co.	5,600	161,198
TOTAL SWEDEN		693,347
Switzerland - 9.6%
Credit Suisse Group sponsored ADR	6,120	273,625
Nestle SA	41,937	2,267,526
Novartis AG sponsored ADR	3,700	206,682
Roche Holding AG (participation certificate)	4,358	662,828
Sonova Holding AG Class B	4,554	571,571
Common Stocks - continued
	Shares	Value
Switzerland - continued
The Swatch Group AG:
(Bearer)	1,370	$ 549,364
(Reg.)	228	16,421
UBS AG (a)	6,203	111,043
UBS AG (NY Shares) (a)	11,800	211,928
TOTAL SWITZERLAND		4,870,988
Turkey - 1.2%
Anadolu Efes Biracilik ve Malt Sanayii AS	7,800	96,497
Coca-Cola Icecek AS	15,000	168,277
Turkiye Garanti Bankasi AS	73,500	327,074
TOTAL TURKEY		591,848
United Kingdom - 20.7%
Anglo American PLC:
ADR	15,400	378,378
(United Kingdom)	2,700	132,436
Babcock International Group PLC	26,900	248,597
BAE Systems PLC	36,100	197,743
BG Group PLC	51,372	1,152,742
BHP Billiton PLC ADR	29,300	2,247,603
Cobham PLC	36,000	121,085
GlaxoSmithKline PLC sponsored ADR	7,000	254,310
HSBC Holdings PLC (United Kingdom)	48,724	531,174
Imperial Tobacco Group PLC	6,266	179,041
InterContinental Hotel Group PLC ADR	22,355	476,385
Johnson Matthey PLC	10,824	333,723
Mothercare PLC	11,700	100,817
Reckitt Benckiser Group PLC	9,645	524,457
Rio Tinto PLC	3,635	249,606
Rio Tinto PLC sponsored ADR (d)	12,900	896,292
Serco Group PLC	44,530	392,981
Shaftesbury PLC	31,033	217,952
Standard Chartered PLC (United Kingdom)	34,198	892,256
Tesco PLC	117,353	756,909
Unite Group PLC (a)	31,900	103,718
Victrex PLC	5,400	124,544
TOTAL UNITED KINGDOM		10,512,749
United States of America - 10.2%
Allergan, Inc.	2,800	197,708
Autoliv, Inc.	5,300	407,040
Berkshire Hathaway, Inc. Class B (a)	3,300	269,775
Common Stocks - continued
	Shares	Value
United States of America - continued
Cymer, Inc. (a)	2,300	$ 111,757
eBay, Inc. (a)	6,136	186,289
Google, Inc. Class A (a)	360	216,130
Greenhill & Co., Inc.	997	69,212
ION Geophysical Corp. (a)	21,400	203,514
JPMorgan Chase & Co.	6,018	270,449
Juniper Networks, Inc. (a)	21,200	786,944
Lam Research Corp. (a)	2,000	99,780
Martin Marietta Materials, Inc.	1,400	116,900
Mead Johnson Nutrition Co. Class A	7,000	405,790
Mohawk Industries, Inc. (a)	3,600	199,980
Nuance Communications, Inc. (a)	5,444	110,677
Philip Morris International, Inc.	4,700	269,028
ResMed, Inc. (a)	8,300	261,367
Union Pacific Corp.	4,100	387,983
Visa, Inc. Class A	9,000	628,650
TOTAL UNITED STATES OF AMERICA		5,198,973
TOTAL COMMON STOCKS (Cost $44,374,015)		49,254,806
Investment Companies - 1.0%

United States of America - 1.0%
iShares MSCI EAFE Growth Index ETF (Cost $491,399)	8,000	489,040
Money Market Funds - 2.8%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $1,441,587)	1,441,587	1,441,587
Cash Equivalents - 2.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.21%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,411,000)	$ 1,411,008	$ 1,411,000
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $47,718,001)		52,596,433
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(1,844,160)
NET ASSETS - 100%		$ 50,752,273
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,411,000 due 2/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 321,993
Barclays Capital, Inc.	33,662
Credit Agricole Securities (USA), Inc.	254,300
Deutsche Bank Securities, Inc.	63,575
HSBC Securities (USA), Inc.	381,450
J.P. Morgan Securities, Inc.	254,300
Mizuho Securities USA, Inc.	89,005
Wells Fargo Securities LLC	12,715
$ 1,411,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 4,476
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 10,512,749	$ 9,731,969	$ 780,780	$ -
United States of America	5,198,973	5,198,973	-	-
Switzerland	4,870,988	4,759,945	111,043	-
Japan	4,196,728	4,196,728	-	-
Australia	2,932,507	2,932,507	-	-
Germany	2,517,244	2,517,244	-	-
Belgium	1,735,746	334,069	1,401,677	-
France	1,575,350	1,575,350	-	-
Brazil	1,320,577	1,320,577	-	-
Other	14,393,944	14,393,944	-	-
Investment Companies	489,040	489,040	-	-
Money Market Funds	1,441,587	1,441,587	-	-
Cash Equivalents	1,411,000	-	1,411,000	-
Total Investments in Securities:	$ 52,596,433	$ 48,891,933	$ 3,704,500	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $48,188,470. Net unrealized appreciation aggregated $4,407,963, of which $5,872,520 related to appreciated investment securities and $1,464,557 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Small Cap Fund

January 31, 2011

1.813082.106

ISC-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 6.1%
Allied Gold Ltd. (a)(d)	628,349	$ 360,054
Ausenco Ltd.	327,607	1,061,049
Austal Ltd.	963,683	2,967,507
Australian Worldwide Exploration Ltd. (a)	922,101	1,635,677
Azumah Resources Ltd. (a)	477,794	295,210
BlueScope Steel Ltd.	214,319	452,789
carsales.com Ltd.	151,787	730,602
Centamin Egypt Ltd. (United Kingdom) (a)	1,924,214	4,203,735
Charter Hall Group unit	632,745	1,425,070
Dart Energy Ltd. (a)	765,524	835,357
Discovery Metals Ltd. (a)	875,240	1,046,665
DUET Group	688,657	1,142,658
Goodman Group unit	6,059,815	4,015,874
Iluka Resources Ltd. (a)	327,500	2,767,619
Industrea Ltd.	1,157,167	1,516,425
Iress Market Technology Ltd.	142,341	1,272,394
Ironbark Zinc Ltd. (a)	2,305,831	597,448
Kingsgate Consolidated NL	99,427	922,472
Lynas Corp. Ltd. (a)(d)	1,537,632	2,750,527
MAp Group unit	226,044	673,540
Medusa Mining Ltd.	239,743	1,591,180
Mineral Deposits Ltd. Australia (a)	5,639	26,974
Mineral Deposits Ltd. Canada (a)	453,500	2,106,458
Mirabela Nickel Ltd. (a)	141,399	317,050
Monto Minerals Ltd. (a)	273,551	4,634
Navitas Ltd.	786,431	2,993,802
Normandy Mt. Leyshon Ltd. (a)	420,125	146,536
Northern Iron Ltd. (a)	423,362	786,846
Panaust Ltd. (a)	2,277,343	1,838,284
Ramsay Health Care Ltd.	174,006	2,965,237
realestate.com.au Ltd.	82,531	980,376
SAI Global Ltd.	985,047	4,584,299
Sandfire Resources NL (a)	119,024	836,224
SomnoMed Ltd. (a)	531,849	492,913
Spark Infrastructure Group unit (f)	1,461,561	1,667,714
Super Cheap Auto Group Ltd.	296,365	1,934,494
Tiger Resources Ltd. (a)	16,061,347	7,042,612
Wotif.com Holdings Ltd.	277,981	1,174,573
TOTAL AUSTRALIA		62,162,878
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.7%
Informa PLC	849,919	$ 5,865,724
Renewable Energy Generation Ltd.	1,777,200	1,494,388
TOTAL BAILIWICK OF JERSEY		7,360,112
Belgium - 0.6%
EVS Broadcast Equipment SA	19,818	1,213,291
Hansen Transmissions International NV (a)	5,302,300	4,755,760
TOTAL BELGIUM		5,969,051
Bermuda - 2.6%
Aquarius Platinum Ltd.:
(Australia)	264,041	1,463,003
(United Kingdom)	1,308,700	7,334,182
Asia Satellite Telecommunications Holdings Ltd.	271,000	472,707
Asian Citrus Holdings Ltd.	750,722	895,459
Biosensors International Group Ltd. (a)	1,769,000	1,535,014
China Animal Healthcare Ltd.	4,707,000	1,232,681
China Green (Holdings) Ltd.	432,000	423,312
China LotSynergy Holdings Ltd. (a)	7,324,000	314,686
China Water Affairs Group Ltd.	1,134,000	430,515
Luk Fook Holdings International Ltd.	1,034,000	3,202,737
Man Wah Holdings Ltd.	348,000	548,102
Mingyuan Medicare Development Co. Ltd.	3,950,000	501,552
Noble Group Ltd.	315,272	537,283
Oakley Capital Investments Ltd. (a)	1,285,000	2,932,821
Texwinca Holdings Ltd.	1,090,000	1,184,114
Vtech Holdings Ltd.	295,600	3,285,161
TOTAL BERMUDA		26,293,329
British Virgin Islands - 0.6%
Kalahari Energy (a)(h)	1,451,000	15
Playtech Ltd. (d)	991,376	6,097,296
TOTAL BRITISH VIRGIN ISLANDS		6,097,311
Canada - 1.0%
AirSea Lines (a)(h)	1,893,338	26
AirSea Lines warrants 8/4/11 (a)(h)	1,862,300	25
Banro Corp. (a)	637,400	1,980,136
Equinox Minerals Ltd. unit (a)	306,097	1,814,994
Platmin Ltd. (a)	3,649,900	2,952,160
Rock Well Petroleum, Inc. (a)(h)	770,400	8
Common Stocks - continued
	Shares	Value
Canada - continued
Starfield Resources, Inc. (a)	4,328,075	$ 475,565
Teranga Gold Corp. (a)	1,276,399	3,391,491
TOTAL CANADA		10,614,405
Cayman Islands - 2.6%
AirMedia Group, Inc. ADR (a)(d)	71,900	488,201
AutoChina International Ltd. (a)	13,700	380,449
China Automation Group Ltd.	509,000	389,088
China Corn Oil Co. Ltd. (a)	580,000	378,643
China Haidian Holdings Ltd.	3,108,000	414,570
China High Precision Automation Group Ltd.	712,000	588,098
China Lilang Ltd.	340,000	446,542
China Metal International Holdings, Inc.	2,002,000	657,336
China Real Estate Information Corp. ADR (a)(d)	49,000	367,500
CNinsure, Inc. ADR (d)	31,900	538,153
Ctrip.com International Ltd. sponsored ADR (a)	40,700	1,675,212
Daphne International Holdings Ltd.	1,334,000	1,283,219
EVA Precision Industrial Holdings Ltd.	5,562,000	4,786,710
Fook Woo Group Holdings Ltd.	1,829,000	656,834
Gourmet Master Co. Ltd.	21,000	215,857
Hengdeli Holdings Ltd.	932,000	524,764
Kingdee International Software Group Co. Ltd.	1,112,000	731,654
KongZhong Corp. sponsored ADR (a)(d)	46,600	327,598
Little Sheep Group Ltd.	614,000	381,151
Maoye International Holdings Ltd.	938,000	416,258
Marwyn Value Investors II Ltd. (a)	1,846,800	3,608,671
Minth Group Ltd.	574,000	868,715
Neo-Neon Holdings Ltd.	804,000	422,789
Orchid Developments Group Ltd. (a)	1,211,000	504,296
PCD Stores Group Ltd.	1,228,000	385,876
Perfect World Co. Ltd. sponsored ADR Class B (a)	34,900	810,378
Sino-Life Group Ltd. (a)	3,020,000	251,770
VST Holdings Ltd. (a)	1,582,000	576,247
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	27,000	460,620
Xingda International Holdings Ltd.	1,813,000	1,785,840
Yip's Chemical Holdings Ltd.	592,000	710,692
TOTAL CAYMAN ISLANDS		26,033,731
China - 1.2%
51job, Inc. sponsored ADR (a)	12,800	691,328
AMVIG Holdings Ltd.	764,000	569,316
Baidu.com, Inc. sponsored ADR (a)	9,200	999,396
Common Stocks - continued
	Shares	Value
China - continued
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	152,200	$ 349,032
China Metal Recycling (Holdings) Ltd.	333,600	384,653
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	730,728
Digital China Holdings Ltd. (H Shares)	239,000	458,578
Global Bio-Chem Technology Group Co. Ltd. (a)	3,032,800	494,005
People's Food Holdings Ltd.	992,000	643,652
Royale Furniture Holdings Ltd.	1,854,000	970,183
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,820,000	3,790,517
Weiqiao Textile Co. Ltd. (H Shares)	2,055,500	1,916,618
Zhaojin Mining Industry Co. Ltd. (H Shares)	58,500	214,213
TOTAL CHINA		12,212,219
Cyprus - 0.9%
Buried Hill Energy (Cyprus) PCL (a)(h)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	781,900	4,239,138
TOTAL CYPRUS		9,106,638
Denmark - 0.5%
DSV de Sammensluttede Vognmaend AS	250,000	5,220,194
William Demant Holding AS (a)	200	16,014
TOTAL DENMARK		5,236,208
France - 7.9%
Altamir Amboise (a)	554,100	4,915,488
ALTEN	114,000	3,964,076
Audika SA	113,900	2,736,556
Compagnie Generale de Geophysique SA (a)	188,400	5,706,080
Delachaux SA	80,541	6,946,420
Devoteam SA	38,800	975,763
Faiveley Transport	50,672	4,519,453
Iliad Group SA	46,742	4,962,409
Ipsos SA	184,600	8,962,623
Laurent-Perrier Group	8,270	854,783
LeGuide.com SA (a)	85,800	3,201,965
Maisons France Confort (d)	89,444	4,480,403
Meetic (d)	140,200	3,222,568
Pierre & Vacances	28,100	2,460,471
Sartorius Stedim Biotech	53,700	2,880,329
SeLoger.com	198,800	10,301,141
Sopra Group SA	37,800	3,531,815
Common Stocks - continued
	Shares	Value
France - continued
SR Teleperformance SA	131,700	$ 4,746,326
Trigano SA	23,987	804,043
TOTAL FRANCE		80,172,712
Germany - 10.0%
Bilfinger Berger Se	82,010	7,244,892
CENTROTEC Sustainable AG (a)	177,573	4,825,484
CTS Eventim AG	111,908	7,169,856
Delticom AG	54,849	4,557,859
Drillisch AG	679,100	5,559,534
ElringKlinger AG	151,400	4,839,675
Freenet AG	164,700	1,926,678
GFK AG	142,601	7,376,417
HeidelbergCement AG	119,666	7,819,260
KROMI Logistik AG	118,100	1,358,103
Lanxess AG	121,885	8,858,627
MTU Aero Engines Holdings AG	95,100	6,695,769
Rational AG (d)	15,920	3,253,916
Rheinmetall AG	57,700	4,940,116
STRATEC Biomedical Systems AG	77,910	3,383,217
Stroer Out-of-Home Media AG	179,300	6,438,460
Tom Tailor Holding AG	223,900	4,469,048
United Internet AG	390,613	6,478,487
Wacker Chemie AG	24,200	4,373,134
TOTAL GERMANY		101,568,532
Gibraltar - 0.4%
PartyGaming PLC (a)(d)	1,324,700	4,048,215
Greece - 0.0%
Babis Vovos International Technical SA (a)	149,200	277,787
Hong Kong - 0.9%
Dah Sing Financial Holdings Ltd.	172,000	1,203,391
GZI Transport Ltd.	1,294,000	725,269
I.T Ltd.	2,064,000	1,397,743
Magnificent Estates Ltd.	28,076,000	1,278,342
REXCAPITAL Financial Holdings Ltd.	4,600,000	495,588
Techtronic Industries Co. Ltd.	3,084,500	3,837,427
Tian An China Investments Co. Ltd.	669,000	462,486
TOTAL HONG KONG		9,400,246
Iceland - 0.6%
Ossur hf (a)	3,457,100	5,840,983
Common Stocks - continued
	Shares	Value
India - 0.2%
Educomp Solutions Ltd.	24,874	$ 257,561
Geodesic Ltd.	256,340	447,791
Grasim Industries Ltd.	8,978	476,588
Indian Overseas Bank	110,621	314,060
The Jammu & Kashmir Bank Ltd.	14,265	229,049
TOTAL INDIA		1,725,049
Indonesia - 0.4%
AKR Corporindo Tbk PT	5,897,000	938,517
PT Bank Bukopin TBK (a)(g)	14,229,500	880,697
PT Lippo Karawaci Tbk	11,613,125	731,598
PT Mayora Indah Tbk	372,500	415,811
PT Mitra Adiperkasa Tbk	1,436,000	341,226
PT Tower Bersama Infrastructure Tbk	1,233,000	330,464
TOTAL INDONESIA		3,638,313
Ireland - 1.7%
Elan Corp. PLC sponsored ADR (a)	623,500	4,208,625
James Hardie Industries NV unit (a)	174,676	1,086,218
Kenmare Resources PLC (a)	14,887,700	8,464,934
Petroceltic International PLC (a)	11,142,200	2,230,738
Petroneft Resources PLC (a)	1,748,000	1,801,938
Vimio PLC (a)	867,300	14
TOTAL IRELAND		17,792,467
Isle of Man - 1.9%
Bahamas Petroleum Co. PLC (a)	6,311,300	1,945,885
Exillon Energy PLC (a)	1,148,799	7,378,295
IBS Group Holding Ltd. GDR (Reg. S)	328,700	9,787,289
TOTAL ISLE OF MAN		19,111,469
Italy - 0.6%
Tod's SpA	60,255	6,170,184
Japan - 23.8%
ABC-Mart, Inc.	62,700	2,279,444
Aeon Credit Service Co. Ltd.	120,000	1,682,749
Air Water, Inc.	166,000	2,178,143
Aozora Bank Ltd. (d)	1,390,000	3,065,180
AQ Interactive, Inc.	705	933,644
ARCS Co. Ltd.	138,700	2,130,857
Asahi Co. Ltd.	87,000	1,380,044
Asahi Diamond Industrial Co. Ltd.	1,000	19,968
Common Stocks - continued
	Shares	Value
Japan - continued
Asahi Intecc Co. Ltd.	272,100	$ 4,528,370
ASKUL Corp.	104,800	2,073,528
Avex Group Holdings, Inc.	163,900	2,394,202
Cellseed, Inc.	11,700	281,952
Chiba Bank Ltd.	358,000	2,228,777
Chiyoda Corp.	318,000	2,824,342
Circle K Sunkus Co. Ltd.	76,600	1,230,005
Create SD Holdings Co. Ltd.	48,200	1,075,222
Credit Saison Co. Ltd.	186,200	3,187,269
CyberAgent, Inc.	3,193	9,005,598
Dai-ichi Seiko Co. Ltd. (d)	44,400	2,385,526
Daihen Corp.	256,000	1,157,115
Daikyo, Inc. (a)	351,000	701,316
Digital Garage, Inc. (a)(d)	882	2,675,658
Disco Corp.	21,900	1,464,803
Don Quijote Co. Ltd.	84,000	2,704,825
Ebara Corp. (a)	588,000	2,858,333
EPS Co. Ltd. (d)	559	1,318,499
Exedy Corp.	127,000	4,265,826
Ferrotec Corp.	101,200	1,351,306
FreeBit Co., Ltd. (d)	215	868,330
Fuji Oil Co. Ltd.	188,200	2,726,240
Furuya Metal Co. Ltd.	33,400	1,932,870
Glory Ltd.	25,900	615,945
GREE, Inc.	239,800	3,847,668
Horiba Ltd.	51,300	1,413,125
Ibiden Co. Ltd.	140,900	4,761,898
Ichigo Group Holdings Co. Ltd. (a)	4,077	507,638
Isetan Mitsukoshi Holdings Ltd.	211,200	2,369,825
Japan Logistics Fund, Inc.	73	697,271
Japan Steel Works Ltd.	110,000	1,148,514
JP-Holdings, Inc.	110,700	2,099,901
JTEKT Corp.	323,400	4,046,440
Kandenko Co. Ltd.	281,000	1,811,026
Kenedix Realty Investment Corp.	652	3,006,603
Kimoto Co. Ltd.	337,700	3,196,795
KOMERI Co. Ltd.	66,600	1,544,101
Kuraray Co. Ltd.	297,300	4,172,632
Maeda Corp.	569,000	1,885,575
Makino Milling Machine Co. Ltd. (a)	302,000	2,546,101
Marui Group Co. Ltd.	175,800	1,486,418
Maruwa Ceramic Co. Ltd.	81,500	2,477,370
Common Stocks - continued
	Shares	Value
Japan - continued
Meiko Electronics Co. Ltd.	96,300	$ 2,037,928
Message Co. Ltd.	1,715	5,185,953
Minebea Ltd.	451,000	2,675,889
Misumi Group, Inc.	119,000	3,059,089
Mitsubishi UFJ Lease & Finance Co. Ltd.	122,630	4,967,651
Mitsumi Electric Co. Ltd.	117,700	1,944,459
mixi, Inc. (d)	355	1,829,496
Nabtesco Corp.	254,100	5,984,105
Nichi-iko Pharmaceutical Co. Ltd.	41,300	1,164,833
Nichicon Corp.	89,200	1,261,711
Nihon M&A Center, Inc.	426	1,868,421
Nippon Ceramic Co. Ltd.	53,700	935,563
Nippon Denko Co. Ltd.	109,000	815,375
Nippon Shinyaku Co. Ltd.	172,000	2,418,226
Nippon Shokubai Co. Ltd.	283,000	3,137,549
Nomura Real Estate Holdings, Inc.	129,800	2,359,425
Nomura Real Estate Residential Fund, Inc.	353	2,051,425
NS Solutions Corp.	58,100	1,251,472
NTT Urban Development Co.	1,270	1,308,991
Osaka Securities Exchange Co. Ltd.	154	787,074
OSAKA Titanium technologies Co. Ltd. (d)	55,800	3,246,162
Otsuka Corp.	42,100	2,667,154
Outsourcing, Inc.	150,000	822,368
Pigeon Corp.	45,900	1,397,467
Promise Co. Ltd.	98,700	869,397
Rensas Electronics Corp. (a)(d)	330,700	3,545,517
Riso Kagaku Corp.	160,600	2,674,710
Rohto Pharmaceutical Co. Ltd.	98,000	1,123,514
Saizeriya Co. Ltd.	119,000	2,345,785
Sanken Electric Co. Ltd.	401,000	2,149,610
Sankyu, Inc.	338,000	1,490,692
Santen Pharmaceutical Co. Ltd.	62,200	2,232,471
Sawada Holdings Co. Ltd. (a)	214,800	1,431,477
Sekisui Chemical Co. Ltd.	389,000	2,985,746
Shimadzu Corp.	426,000	3,368,348
Shimamura Co. Ltd.	20,700	1,853,618
Shin-Kobe Electric Machinery Co. Ltd.	262,000	3,297,344
Shindengen Electric Co. Ltd. (a)	285,000	1,503,472
Shizuoka Gas Co. Ltd.	88,000	534,990
SHO-BI Corp.	43,300	270,625
SHO-BOND Holdings Co. Ltd.	132,500	2,855,659
Simplex Holdings, Inc.	1,189	606,958
Common Stocks - continued
	Shares	Value
Japan - continued
So-net M3, Inc. (d)	227	$ 1,205,799
Sony Financial Holdings, Inc.	901	3,331,549
SRI Sports Ltd.	1,276	1,410,005
Sumitomo Trust & Banking Co. Ltd.	612,000	3,690,790
Sysmex Corp.	24,700	1,612,963
SystemPro Co. Ltd. (d)	1,980	2,294,079
Taiyo Yuden Co. Ltd.	71,000	1,075,207
Takata Corp.	93,100	2,853,796
The Suruga Bank Ltd.	221,000	2,065,144
Toho Co. Ltd.	120,000	1,972,222
Tokyu Livable, Inc.	185,700	2,262,427
Toto Ltd.	495,000	3,533,991
Towa Corp. (a)	257,500	2,086,227
Toyo Tanso Co. Ltd.	42,500	2,324,866
Toyota Boshoku Corp.	39,100	692,634
Tsubakimoto Chain Co.	268,000	1,515,010
Yamatake Corp.	124,100	2,881,757
Yamato Kogyo Co. Ltd.	80,000	2,405,458
TOTAL JAPAN		242,076,430
Korea (South) - 0.7%
Com2uS Corp. (a)	28,952	333,502
Daou Technology, Inc.	197,150	1,644,274
Fila Korea Ltd.	7,480	438,831
Hyosung Corp.	6,493	533,413
Interpark Corp. (a)	75,279	349,549
KC Tech Co. Ltd.	129,924	798,194
Lock & Lock Co. Ltd.	19,170	588,003
MNTECH Co. Ltd.	76,840	660,761
Power Logics Co. Ltd. (a)	57,033	417,610
Sodiff Advanced Materials Co. Ltd.	3,940	382,434
The Basic House Co. Ltd. (a)	59,860	1,026,286
TK Corp. (a)	18,178	399,311
TOTAL KOREA (SOUTH)		7,572,168
Luxembourg - 0.6%
GlobeOp Financial Services SA	964,385	5,854,061
Malaysia - 0.2%
JobStreet Corp. Bhd	1,223,100	1,118,628
Lion Industries Corp. Bhd	963,900	629,691
Common Stocks - continued
	Shares	Value
Malaysia - continued
Masterskill Education Group Bhd	478,400	$ 320,340
Top Glove Corp. Bhd	222,000	361,842
TOTAL MALAYSIA		2,430,501
Netherlands - 1.9%
CSM NV (exchangeable)	132,700	4,354,541
Gemalto NV	178,322	9,016,676
SMARTRAC NV (a)	96,033	2,424,949
Wavin NV (a)	273,912	3,806,103
TOTAL NETHERLANDS		19,602,269
Norway - 1.9%
Aker Solutions ASA	339,300	6,169,840
Pronova BioPharma ASA (a)	2,526,800	4,154,483
Schibsted ASA (B Shares)	221,000	6,628,470
Sevan Marine ASA (a)	2,000,000	2,116,649
TOTAL NORWAY		19,069,442
Philippines - 0.3%
Alliance Global Group, Inc.	2,595,000	672,930
Belle Corp. (a)	16,300,000	2,102,394
TOTAL PHILIPPINES		2,775,324
Poland - 0.0%
Warsaw Stock Exchange	2,700	45,306
Singapore - 1.8%
CSE Global Ltd.	1,069,000	1,052,955
First (REIT)	930,000	548,898
Goodpack Ltd.	1,516,000	2,595,403
Hyflux Ltd.	597,000	1,040,736
Oceanus Group Ltd. (a)	2,071,000	477,599
Pertama Holdings Ltd. (e)	21,312,000	7,663,790
Petra Foods Ltd.	370,000	462,789
Raffles Medical Group Ltd.	431,000	727,767
Straits Asia Resources Ltd.	316,000	642,276
Suntec (REIT)	1,776,000	2,151,970
Yanlord Land Group Ltd.	668,000	804,190
TOTAL SINGAPORE		18,168,373
South Africa - 0.4%
Blue Label Telecoms Ltd.	4,787,200	4,194,743
Common Stocks - continued
	Shares	Value
Spain - 0.6%
Obrascon Huarte Lain SA	199,500	$ 6,407,290
Sweden - 1.5%
Elekta AB (B Shares)	252,800	10,219,841
Modern Times Group MTG AB (B Shares)	80,400	5,577,102
XCounter AB (a)	1,108,000	44,366
TOTAL SWEDEN		15,841,309
Switzerland - 1.1%
Panalpina Welttransport Holding AG (a)	42,760	5,452,845
VZ Holding AG	49,410	6,175,269
TOTAL SWITZERLAND		11,628,114
United Kingdom - 17.9%
Abcam PLC	980,500	5,280,530
African Barrick Gold Ltd.	629,700	5,057,923
Amerisur Resources PLC (a)	1,378,676	502,356
Ashmore Group PLC	1,109,700	6,202,955
Asset Realisation Co. PLC (a)	340,000	5
Aurelian Oil & Gas PLC (a)	5,715,700	7,026,118
Avanti Communications Group PLC (a)(d)	430,500	4,309,440
Aveva Group PLC	188,500	4,987,570
Bond International Software PLC	617,066	568,286
Borders & Southern Petroleum PLC (a)	698,500	704,814
BowLeven PLC (a)	236,300	1,325,591
Cadogan Petroleum PLC (a)	1,406,300	568,731
Central Asia Metals PLC (a)	1,464,000	2,198,265
Centurion Electronics PLC (a)(e)	748,299	12
Ceres Power Holdings PLC (a)(d)	406,200	481,437
China Goldmines PLC (a)	669,353	257,297
Connaught PLC	429,800	7
Conygar Investment Co. PLC	2,333,700	4,335,814
Cove Energy PLC (a)	2,724,700	4,582,217
Craneware PLC	880,300	8,163,509
DTZ Holdings PLC (a)	1,804,400	1,156,007
EMIS Group PLC	382,345	2,663,865
European Nickel PLC (a)	2,276,950	711,141
Faroe Petroleum PLC (a)	458,447	1,446,515
GoIndustry-DoveBid PLC (a)	22,589	46,129
Hays PLC	2,007,843	3,894,409
ICAP PLC	983,500	8,451,070
IG Group Holdings PLC	1,264,300	9,152,847
Inchcape PLC (a)	684,320	4,076,177
Common Stocks - continued
	Shares	Value
United Kingdom - continued
International Personal Finance PLC	1,187,500	$ 6,504,701
Jazztel PLC (a)	974,900	5,078,298
Johnson Matthey PLC	178,900	5,515,802
Jubilee Platinum PLC (a)	2,729,847	1,377,262
Keronite PLC (a)(h)	13,620,267	218
London Mining PLC (a)	1,280,349	7,464,442
Melrose Resources PLC	256,100	963,929
Moneysupermarket.com Group PLC	1,822,600	2,609,736
Monitise PLC (a)	4,154,500	1,364,081
Mothercare PLC	501,800	4,323,949
Nautical Petroleum PLC (a)	414,850	3,342,156
NCC Group Ltd.	228,315	2,237,966
Ocado Group PLC (a)(d)	1,125,700	3,930,491
Pureprofile Media PLC (a)(h)	1,108,572	710,218
Redhall Group PLC	519,600	1,323,226
Regenersis PLC (a)	1,367,300	1,357,760
Rockhopper Exploration PLC (a)	654,100	3,729,596
Royalblue Group PLC	197,842	4,870,348
SDL PLC (a)	571,262	5,617,865
Serco Group PLC	447,430	3,948,611
SIG PLC (a)	1,479,300	3,454,470
Silverdell PLC (a)	4,958,000	873,508
Sinclair Pharma PLC (a)	4,246,949	2,618,818
Sphere Medical Holding PLC (a)(h)	555,599	1,512,788
SR Pharma PLC (a)	4,544,000	502,175
Sthree PLC	541,709	3,221,504
Synergy Health PLC	274,953	3,895,148
Ted Baker PLC	293,100	3,074,856
TMO Biotec (a)(h)	1,000,000	560,578
Travis Perkins PLC	248,700	4,031,103
Valiant Petroleum PLC (a)	156,200	1,583,625
Xchanging PLC	1,521,100	2,759,076
Zenergy Power PLC (a)	855,520	363,115
TOTAL UNITED KINGDOM		182,872,456
United States of America - 1.0%
ChinaCast Education Corp. (a)	59,500	448,630
CTC Media, Inc.	183,400	4,054,974
KIT Digital, Inc. (a)(d)	415,000	5,718,700
Common Stocks - continued
	Shares	Value
United States of America - continued
Mudalla Technology, Inc. (a)	996,527	$ 16
XL TechGroup, Inc. (a)	1,329,250	21
TOTAL UNITED STATES OF AMERICA		10,222,341
TOTAL COMMON STOCKS (Cost $816,490,783)		969,591,966
Convertible Bonds - 0.2%
		Principal Amount (j)
France - 0.2%
Pierre & Vacances 4% 10/1/15 (Cost $1,772,749)	EUR	16,968,000	1,847,255
Government Obligations - 0.4%

Germany - 0.4%
German Federal Republic 0.3437% to 0.659% 2/9/11 to 5/11/11 (Cost $3,713,043)	EUR	2,750,000	3,761,855
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	35,530,292	35,530,292
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	24,716,909	24,716,909
TOTAL MONEY MARKET FUNDS (Cost $60,247,201)		60,247,201
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $882,223,776)		1,035,448,277
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(16,458,462)
NET ASSETS - 100%		$ 1,018,989,815
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2011	$ 2,026,120	$ (2,177)

The face value of futures purchased as a percentage of net assets is 0.2%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,667,714 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,651,376 or 0.8% of net assets.

(i) Principal amount is stated in United States dollars unless otherwise noted.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 931,150
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 817,216
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 640,000
Rock Well Petroleum, Inc.	4/13/06	$ 1,155,600
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 944,518
TMO Biotec	10/27/05	$ 300,000
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Centurion Electronics PLC	$ 12	$ -	$ -	$ -	$ 12
Pertama Holdings Ltd.	7,080,399	-	-	-	7,663,790
Total	$ 7,080,411	$ -	$ -	$ -	$ 7,663,802
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,428
Fidelity Securities Lending Cash Central Fund	143,818
Total	$ 169,246
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 242,076,430	$ 242,076,430	$ -	$ -
United Kingdom	182,872,456	179,831,333	-	3,041,123
Germany	101,568,532	101,568,532	-	-
France	80,172,712	74,466,632	5,706,080	-
Australia	62,162,878	62,162,878	-	-
Bermuda	26,293,329	26,293,329	-	-
Cayman Islands	26,033,731	25,529,435	504,296	-
Netherlands	19,602,269	19,602,269	-	-
Isle of Man	19,111,469	19,111,469	-	-
Ireland	17,792,467	17,792,453	-	14
Canada	10,614,405	10,614,346	-	59
United States of America	10,222,341	10,222,304	-	37
Cyprus	9,106,638	4,239,138	-	4,867,500
British Virgin Islands	6,097,311	6,097,296	-	15
Other	155,864,998	154,463,347	1,401,651	-
Corporate Bonds	1,847,255	-	1,847,255	-
Government Obligations	3,761,855	-	3,761,855	-
Money Market Funds	60,247,201	60,247,201	-	-
Total Investments in Securities:	$ 1,035,448,277	$ 1,014,318,392	$ 13,221,137	$ 7,908,748
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,177)	$ (2,177)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,166,674
Total Realized Gain (Loss)	(502,833)
Total Unrealized Gain (Loss)	936,614
Cost of Purchases	-
Proceeds of Sales	(119,034)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(572,673)
Ending Balance	$ 7,908,748
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 425,680

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $906,936,723. Net unrealized appreciation aggregated $128,511,554, of which $218,451,062 related to appreciated investment securities and $89,939,508 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Future contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.813255.106

AISC-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 6.1%
Allied Gold Ltd. (a)(d)	628,349	$ 360,054
Ausenco Ltd.	327,607	1,061,049
Austal Ltd.	963,683	2,967,507
Australian Worldwide Exploration Ltd. (a)	922,101	1,635,677
Azumah Resources Ltd. (a)	477,794	295,210
BlueScope Steel Ltd.	214,319	452,789
carsales.com Ltd.	151,787	730,602
Centamin Egypt Ltd. (United Kingdom) (a)	1,924,214	4,203,735
Charter Hall Group unit	632,745	1,425,070
Dart Energy Ltd. (a)	765,524	835,357
Discovery Metals Ltd. (a)	875,240	1,046,665
DUET Group	688,657	1,142,658
Goodman Group unit	6,059,815	4,015,874
Iluka Resources Ltd. (a)	327,500	2,767,619
Industrea Ltd.	1,157,167	1,516,425
Iress Market Technology Ltd.	142,341	1,272,394
Ironbark Zinc Ltd. (a)	2,305,831	597,448
Kingsgate Consolidated NL	99,427	922,472
Lynas Corp. Ltd. (a)(d)	1,537,632	2,750,527
MAp Group unit	226,044	673,540
Medusa Mining Ltd.	239,743	1,591,180
Mineral Deposits Ltd. Australia (a)	5,639	26,974
Mineral Deposits Ltd. Canada (a)	453,500	2,106,458
Mirabela Nickel Ltd. (a)	141,399	317,050
Monto Minerals Ltd. (a)	273,551	4,634
Navitas Ltd.	786,431	2,993,802
Normandy Mt. Leyshon Ltd. (a)	420,125	146,536
Northern Iron Ltd. (a)	423,362	786,846
Panaust Ltd. (a)	2,277,343	1,838,284
Ramsay Health Care Ltd.	174,006	2,965,237
realestate.com.au Ltd.	82,531	980,376
SAI Global Ltd.	985,047	4,584,299
Sandfire Resources NL (a)	119,024	836,224
SomnoMed Ltd. (a)	531,849	492,913
Spark Infrastructure Group unit (f)	1,461,561	1,667,714
Super Cheap Auto Group Ltd.	296,365	1,934,494
Tiger Resources Ltd. (a)	16,061,347	7,042,612
Wotif.com Holdings Ltd.	277,981	1,174,573
TOTAL AUSTRALIA		62,162,878
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.7%
Informa PLC	849,919	$ 5,865,724
Renewable Energy Generation Ltd.	1,777,200	1,494,388
TOTAL BAILIWICK OF JERSEY		7,360,112
Belgium - 0.6%
EVS Broadcast Equipment SA	19,818	1,213,291
Hansen Transmissions International NV (a)	5,302,300	4,755,760
TOTAL BELGIUM		5,969,051
Bermuda - 2.6%
Aquarius Platinum Ltd.:
(Australia)	264,041	1,463,003
(United Kingdom)	1,308,700	7,334,182
Asia Satellite Telecommunications Holdings Ltd.	271,000	472,707
Asian Citrus Holdings Ltd.	750,722	895,459
Biosensors International Group Ltd. (a)	1,769,000	1,535,014
China Animal Healthcare Ltd.	4,707,000	1,232,681
China Green (Holdings) Ltd.	432,000	423,312
China LotSynergy Holdings Ltd. (a)	7,324,000	314,686
China Water Affairs Group Ltd.	1,134,000	430,515
Luk Fook Holdings International Ltd.	1,034,000	3,202,737
Man Wah Holdings Ltd.	348,000	548,102
Mingyuan Medicare Development Co. Ltd.	3,950,000	501,552
Noble Group Ltd.	315,272	537,283
Oakley Capital Investments Ltd. (a)	1,285,000	2,932,821
Texwinca Holdings Ltd.	1,090,000	1,184,114
Vtech Holdings Ltd.	295,600	3,285,161
TOTAL BERMUDA		26,293,329
British Virgin Islands - 0.6%
Kalahari Energy (a)(h)	1,451,000	15
Playtech Ltd. (d)	991,376	6,097,296
TOTAL BRITISH VIRGIN ISLANDS		6,097,311
Canada - 1.0%
AirSea Lines (a)(h)	1,893,338	26
AirSea Lines warrants 8/4/11 (a)(h)	1,862,300	25
Banro Corp. (a)	637,400	1,980,136
Equinox Minerals Ltd. unit (a)	306,097	1,814,994
Platmin Ltd. (a)	3,649,900	2,952,160
Rock Well Petroleum, Inc. (a)(h)	770,400	8
Common Stocks - continued
	Shares	Value
Canada - continued
Starfield Resources, Inc. (a)	4,328,075	$ 475,565
Teranga Gold Corp. (a)	1,276,399	3,391,491
TOTAL CANADA		10,614,405
Cayman Islands - 2.6%
AirMedia Group, Inc. ADR (a)(d)	71,900	488,201
AutoChina International Ltd. (a)	13,700	380,449
China Automation Group Ltd.	509,000	389,088
China Corn Oil Co. Ltd. (a)	580,000	378,643
China Haidian Holdings Ltd.	3,108,000	414,570
China High Precision Automation Group Ltd.	712,000	588,098
China Lilang Ltd.	340,000	446,542
China Metal International Holdings, Inc.	2,002,000	657,336
China Real Estate Information Corp. ADR (a)(d)	49,000	367,500
CNinsure, Inc. ADR (d)	31,900	538,153
Ctrip.com International Ltd. sponsored ADR (a)	40,700	1,675,212
Daphne International Holdings Ltd.	1,334,000	1,283,219
EVA Precision Industrial Holdings Ltd.	5,562,000	4,786,710
Fook Woo Group Holdings Ltd.	1,829,000	656,834
Gourmet Master Co. Ltd.	21,000	215,857
Hengdeli Holdings Ltd.	932,000	524,764
Kingdee International Software Group Co. Ltd.	1,112,000	731,654
KongZhong Corp. sponsored ADR (a)(d)	46,600	327,598
Little Sheep Group Ltd.	614,000	381,151
Maoye International Holdings Ltd.	938,000	416,258
Marwyn Value Investors II Ltd. (a)	1,846,800	3,608,671
Minth Group Ltd.	574,000	868,715
Neo-Neon Holdings Ltd.	804,000	422,789
Orchid Developments Group Ltd. (a)	1,211,000	504,296
PCD Stores Group Ltd.	1,228,000	385,876
Perfect World Co. Ltd. sponsored ADR Class B (a)	34,900	810,378
Sino-Life Group Ltd. (a)	3,020,000	251,770
VST Holdings Ltd. (a)	1,582,000	576,247
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	27,000	460,620
Xingda International Holdings Ltd.	1,813,000	1,785,840
Yip's Chemical Holdings Ltd.	592,000	710,692
TOTAL CAYMAN ISLANDS		26,033,731
China - 1.2%
51job, Inc. sponsored ADR (a)	12,800	691,328
AMVIG Holdings Ltd.	764,000	569,316
Baidu.com, Inc. sponsored ADR (a)	9,200	999,396
Common Stocks - continued
	Shares	Value
China - continued
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	152,200	$ 349,032
China Metal Recycling (Holdings) Ltd.	333,600	384,653
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	730,728
Digital China Holdings Ltd. (H Shares)	239,000	458,578
Global Bio-Chem Technology Group Co. Ltd. (a)	3,032,800	494,005
People's Food Holdings Ltd.	992,000	643,652
Royale Furniture Holdings Ltd.	1,854,000	970,183
Sino Prosper State Gold Resources Holdings, Ltd. (a)	74,820,000	3,790,517
Weiqiao Textile Co. Ltd. (H Shares)	2,055,500	1,916,618
Zhaojin Mining Industry Co. Ltd. (H Shares)	58,500	214,213
TOTAL CHINA		12,212,219
Cyprus - 0.9%
Buried Hill Energy (Cyprus) PCL (a)(h)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	781,900	4,239,138
TOTAL CYPRUS		9,106,638
Denmark - 0.5%
DSV de Sammensluttede Vognmaend AS	250,000	5,220,194
William Demant Holding AS (a)	200	16,014
TOTAL DENMARK		5,236,208
France - 7.9%
Altamir Amboise (a)	554,100	4,915,488
ALTEN	114,000	3,964,076
Audika SA	113,900	2,736,556
Compagnie Generale de Geophysique SA (a)	188,400	5,706,080
Delachaux SA	80,541	6,946,420
Devoteam SA	38,800	975,763
Faiveley Transport	50,672	4,519,453
Iliad Group SA	46,742	4,962,409
Ipsos SA	184,600	8,962,623
Laurent-Perrier Group	8,270	854,783
LeGuide.com SA (a)	85,800	3,201,965
Maisons France Confort (d)	89,444	4,480,403
Meetic (d)	140,200	3,222,568
Pierre & Vacances	28,100	2,460,471
Sartorius Stedim Biotech	53,700	2,880,329
SeLoger.com	198,800	10,301,141
Sopra Group SA	37,800	3,531,815
Common Stocks - continued
	Shares	Value
France - continued
SR Teleperformance SA	131,700	$ 4,746,326
Trigano SA	23,987	804,043
TOTAL FRANCE		80,172,712
Germany - 10.0%
Bilfinger Berger Se	82,010	7,244,892
CENTROTEC Sustainable AG (a)	177,573	4,825,484
CTS Eventim AG	111,908	7,169,856
Delticom AG	54,849	4,557,859
Drillisch AG	679,100	5,559,534
ElringKlinger AG	151,400	4,839,675
Freenet AG	164,700	1,926,678
GFK AG	142,601	7,376,417
HeidelbergCement AG	119,666	7,819,260
KROMI Logistik AG	118,100	1,358,103
Lanxess AG	121,885	8,858,627
MTU Aero Engines Holdings AG	95,100	6,695,769
Rational AG (d)	15,920	3,253,916
Rheinmetall AG	57,700	4,940,116
STRATEC Biomedical Systems AG	77,910	3,383,217
Stroer Out-of-Home Media AG	179,300	6,438,460
Tom Tailor Holding AG	223,900	4,469,048
United Internet AG	390,613	6,478,487
Wacker Chemie AG	24,200	4,373,134
TOTAL GERMANY		101,568,532
Gibraltar - 0.4%
PartyGaming PLC (a)(d)	1,324,700	4,048,215
Greece - 0.0%
Babis Vovos International Technical SA (a)	149,200	277,787
Hong Kong - 0.9%
Dah Sing Financial Holdings Ltd.	172,000	1,203,391
GZI Transport Ltd.	1,294,000	725,269
I.T Ltd.	2,064,000	1,397,743
Magnificent Estates Ltd.	28,076,000	1,278,342
REXCAPITAL Financial Holdings Ltd.	4,600,000	495,588
Techtronic Industries Co. Ltd.	3,084,500	3,837,427
Tian An China Investments Co. Ltd.	669,000	462,486
TOTAL HONG KONG		9,400,246
Iceland - 0.6%
Ossur hf (a)	3,457,100	5,840,983
Common Stocks - continued
	Shares	Value
India - 0.2%
Educomp Solutions Ltd.	24,874	$ 257,561
Geodesic Ltd.	256,340	447,791
Grasim Industries Ltd.	8,978	476,588
Indian Overseas Bank	110,621	314,060
The Jammu & Kashmir Bank Ltd.	14,265	229,049
TOTAL INDIA		1,725,049
Indonesia - 0.4%
AKR Corporindo Tbk PT	5,897,000	938,517
PT Bank Bukopin TBK (a)(g)	14,229,500	880,697
PT Lippo Karawaci Tbk	11,613,125	731,598
PT Mayora Indah Tbk	372,500	415,811
PT Mitra Adiperkasa Tbk	1,436,000	341,226
PT Tower Bersama Infrastructure Tbk	1,233,000	330,464
TOTAL INDONESIA		3,638,313
Ireland - 1.7%
Elan Corp. PLC sponsored ADR (a)	623,500	4,208,625
James Hardie Industries NV unit (a)	174,676	1,086,218
Kenmare Resources PLC (a)	14,887,700	8,464,934
Petroceltic International PLC (a)	11,142,200	2,230,738
Petroneft Resources PLC (a)	1,748,000	1,801,938
Vimio PLC (a)	867,300	14
TOTAL IRELAND		17,792,467
Isle of Man - 1.9%
Bahamas Petroleum Co. PLC (a)	6,311,300	1,945,885
Exillon Energy PLC (a)	1,148,799	7,378,295
IBS Group Holding Ltd. GDR (Reg. S)	328,700	9,787,289
TOTAL ISLE OF MAN		19,111,469
Italy - 0.6%
Tod's SpA	60,255	6,170,184
Japan - 23.8%
ABC-Mart, Inc.	62,700	2,279,444
Aeon Credit Service Co. Ltd.	120,000	1,682,749
Air Water, Inc.	166,000	2,178,143
Aozora Bank Ltd. (d)	1,390,000	3,065,180
AQ Interactive, Inc.	705	933,644
ARCS Co. Ltd.	138,700	2,130,857
Asahi Co. Ltd.	87,000	1,380,044
Asahi Diamond Industrial Co. Ltd.	1,000	19,968
Common Stocks - continued
	Shares	Value
Japan - continued
Asahi Intecc Co. Ltd.	272,100	$ 4,528,370
ASKUL Corp.	104,800	2,073,528
Avex Group Holdings, Inc.	163,900	2,394,202
Cellseed, Inc.	11,700	281,952
Chiba Bank Ltd.	358,000	2,228,777
Chiyoda Corp.	318,000	2,824,342
Circle K Sunkus Co. Ltd.	76,600	1,230,005
Create SD Holdings Co. Ltd.	48,200	1,075,222
Credit Saison Co. Ltd.	186,200	3,187,269
CyberAgent, Inc.	3,193	9,005,598
Dai-ichi Seiko Co. Ltd. (d)	44,400	2,385,526
Daihen Corp.	256,000	1,157,115
Daikyo, Inc. (a)	351,000	701,316
Digital Garage, Inc. (a)(d)	882	2,675,658
Disco Corp.	21,900	1,464,803
Don Quijote Co. Ltd.	84,000	2,704,825
Ebara Corp. (a)	588,000	2,858,333
EPS Co. Ltd. (d)	559	1,318,499
Exedy Corp.	127,000	4,265,826
Ferrotec Corp.	101,200	1,351,306
FreeBit Co., Ltd. (d)	215	868,330
Fuji Oil Co. Ltd.	188,200	2,726,240
Furuya Metal Co. Ltd.	33,400	1,932,870
Glory Ltd.	25,900	615,945
GREE, Inc.	239,800	3,847,668
Horiba Ltd.	51,300	1,413,125
Ibiden Co. Ltd.	140,900	4,761,898
Ichigo Group Holdings Co. Ltd. (a)	4,077	507,638
Isetan Mitsukoshi Holdings Ltd.	211,200	2,369,825
Japan Logistics Fund, Inc.	73	697,271
Japan Steel Works Ltd.	110,000	1,148,514
JP-Holdings, Inc.	110,700	2,099,901
JTEKT Corp.	323,400	4,046,440
Kandenko Co. Ltd.	281,000	1,811,026
Kenedix Realty Investment Corp.	652	3,006,603
Kimoto Co. Ltd.	337,700	3,196,795
KOMERI Co. Ltd.	66,600	1,544,101
Kuraray Co. Ltd.	297,300	4,172,632
Maeda Corp.	569,000	1,885,575
Makino Milling Machine Co. Ltd. (a)	302,000	2,546,101
Marui Group Co. Ltd.	175,800	1,486,418
Maruwa Ceramic Co. Ltd.	81,500	2,477,370
Common Stocks - continued
	Shares	Value
Japan - continued
Meiko Electronics Co. Ltd.	96,300	$ 2,037,928
Message Co. Ltd.	1,715	5,185,953
Minebea Ltd.	451,000	2,675,889
Misumi Group, Inc.	119,000	3,059,089
Mitsubishi UFJ Lease & Finance Co. Ltd.	122,630	4,967,651
Mitsumi Electric Co. Ltd.	117,700	1,944,459
mixi, Inc. (d)	355	1,829,496
Nabtesco Corp.	254,100	5,984,105
Nichi-iko Pharmaceutical Co. Ltd.	41,300	1,164,833
Nichicon Corp.	89,200	1,261,711
Nihon M&A Center, Inc.	426	1,868,421
Nippon Ceramic Co. Ltd.	53,700	935,563
Nippon Denko Co. Ltd.	109,000	815,375
Nippon Shinyaku Co. Ltd.	172,000	2,418,226
Nippon Shokubai Co. Ltd.	283,000	3,137,549
Nomura Real Estate Holdings, Inc.	129,800	2,359,425
Nomura Real Estate Residential Fund, Inc.	353	2,051,425
NS Solutions Corp.	58,100	1,251,472
NTT Urban Development Co.	1,270	1,308,991
Osaka Securities Exchange Co. Ltd.	154	787,074
OSAKA Titanium technologies Co. Ltd. (d)	55,800	3,246,162
Otsuka Corp.	42,100	2,667,154
Outsourcing, Inc.	150,000	822,368
Pigeon Corp.	45,900	1,397,467
Promise Co. Ltd.	98,700	869,397
Rensas Electronics Corp. (a)(d)	330,700	3,545,517
Riso Kagaku Corp.	160,600	2,674,710
Rohto Pharmaceutical Co. Ltd.	98,000	1,123,514
Saizeriya Co. Ltd.	119,000	2,345,785
Sanken Electric Co. Ltd.	401,000	2,149,610
Sankyu, Inc.	338,000	1,490,692
Santen Pharmaceutical Co. Ltd.	62,200	2,232,471
Sawada Holdings Co. Ltd. (a)	214,800	1,431,477
Sekisui Chemical Co. Ltd.	389,000	2,985,746
Shimadzu Corp.	426,000	3,368,348
Shimamura Co. Ltd.	20,700	1,853,618
Shin-Kobe Electric Machinery Co. Ltd.	262,000	3,297,344
Shindengen Electric Co. Ltd. (a)	285,000	1,503,472
Shizuoka Gas Co. Ltd.	88,000	534,990
SHO-BI Corp.	43,300	270,625
SHO-BOND Holdings Co. Ltd.	132,500	2,855,659
Simplex Holdings, Inc.	1,189	606,958
Common Stocks - continued
	Shares	Value
Japan - continued
So-net M3, Inc. (d)	227	$ 1,205,799
Sony Financial Holdings, Inc.	901	3,331,549
SRI Sports Ltd.	1,276	1,410,005
Sumitomo Trust & Banking Co. Ltd.	612,000	3,690,790
Sysmex Corp.	24,700	1,612,963
SystemPro Co. Ltd. (d)	1,980	2,294,079
Taiyo Yuden Co. Ltd.	71,000	1,075,207
Takata Corp.	93,100	2,853,796
The Suruga Bank Ltd.	221,000	2,065,144
Toho Co. Ltd.	120,000	1,972,222
Tokyu Livable, Inc.	185,700	2,262,427
Toto Ltd.	495,000	3,533,991
Towa Corp. (a)	257,500	2,086,227
Toyo Tanso Co. Ltd.	42,500	2,324,866
Toyota Boshoku Corp.	39,100	692,634
Tsubakimoto Chain Co.	268,000	1,515,010
Yamatake Corp.	124,100	2,881,757
Yamato Kogyo Co. Ltd.	80,000	2,405,458
TOTAL JAPAN		242,076,430
Korea (South) - 0.7%
Com2uS Corp. (a)	28,952	333,502
Daou Technology, Inc.	197,150	1,644,274
Fila Korea Ltd.	7,480	438,831
Hyosung Corp.	6,493	533,413
Interpark Corp. (a)	75,279	349,549
KC Tech Co. Ltd.	129,924	798,194
Lock & Lock Co. Ltd.	19,170	588,003
MNTECH Co. Ltd.	76,840	660,761
Power Logics Co. Ltd. (a)	57,033	417,610
Sodiff Advanced Materials Co. Ltd.	3,940	382,434
The Basic House Co. Ltd. (a)	59,860	1,026,286
TK Corp. (a)	18,178	399,311
TOTAL KOREA (SOUTH)		7,572,168
Luxembourg - 0.6%
GlobeOp Financial Services SA	964,385	5,854,061
Malaysia - 0.2%
JobStreet Corp. Bhd	1,223,100	1,118,628
Lion Industries Corp. Bhd	963,900	629,691
Common Stocks - continued
	Shares	Value
Malaysia - continued
Masterskill Education Group Bhd	478,400	$ 320,340
Top Glove Corp. Bhd	222,000	361,842
TOTAL MALAYSIA		2,430,501
Netherlands - 1.9%
CSM NV (exchangeable)	132,700	4,354,541
Gemalto NV	178,322	9,016,676
SMARTRAC NV (a)	96,033	2,424,949
Wavin NV (a)	273,912	3,806,103
TOTAL NETHERLANDS		19,602,269
Norway - 1.9%
Aker Solutions ASA	339,300	6,169,840
Pronova BioPharma ASA (a)	2,526,800	4,154,483
Schibsted ASA (B Shares)	221,000	6,628,470
Sevan Marine ASA (a)	2,000,000	2,116,649
TOTAL NORWAY		19,069,442
Philippines - 0.3%
Alliance Global Group, Inc.	2,595,000	672,930
Belle Corp. (a)	16,300,000	2,102,394
TOTAL PHILIPPINES		2,775,324
Poland - 0.0%
Warsaw Stock Exchange	2,700	45,306
Singapore - 1.8%
CSE Global Ltd.	1,069,000	1,052,955
First (REIT)	930,000	548,898
Goodpack Ltd.	1,516,000	2,595,403
Hyflux Ltd.	597,000	1,040,736
Oceanus Group Ltd. (a)	2,071,000	477,599
Pertama Holdings Ltd. (e)	21,312,000	7,663,790
Petra Foods Ltd.	370,000	462,789
Raffles Medical Group Ltd.	431,000	727,767
Straits Asia Resources Ltd.	316,000	642,276
Suntec (REIT)	1,776,000	2,151,970
Yanlord Land Group Ltd.	668,000	804,190
TOTAL SINGAPORE		18,168,373
South Africa - 0.4%
Blue Label Telecoms Ltd.	4,787,200	4,194,743
Common Stocks - continued
	Shares	Value
Spain - 0.6%
Obrascon Huarte Lain SA	199,500	$ 6,407,290
Sweden - 1.5%
Elekta AB (B Shares)	252,800	10,219,841
Modern Times Group MTG AB (B Shares)	80,400	5,577,102
XCounter AB (a)	1,108,000	44,366
TOTAL SWEDEN		15,841,309
Switzerland - 1.1%
Panalpina Welttransport Holding AG (a)	42,760	5,452,845
VZ Holding AG	49,410	6,175,269
TOTAL SWITZERLAND		11,628,114
United Kingdom - 17.9%
Abcam PLC	980,500	5,280,530
African Barrick Gold Ltd.	629,700	5,057,923
Amerisur Resources PLC (a)	1,378,676	502,356
Ashmore Group PLC	1,109,700	6,202,955
Asset Realisation Co. PLC (a)	340,000	5
Aurelian Oil & Gas PLC (a)	5,715,700	7,026,118
Avanti Communications Group PLC (a)(d)	430,500	4,309,440
Aveva Group PLC	188,500	4,987,570
Bond International Software PLC	617,066	568,286
Borders & Southern Petroleum PLC (a)	698,500	704,814
BowLeven PLC (a)	236,300	1,325,591
Cadogan Petroleum PLC (a)	1,406,300	568,731
Central Asia Metals PLC (a)	1,464,000	2,198,265
Centurion Electronics PLC (a)(e)	748,299	12
Ceres Power Holdings PLC (a)(d)	406,200	481,437
China Goldmines PLC (a)	669,353	257,297
Connaught PLC	429,800	7
Conygar Investment Co. PLC	2,333,700	4,335,814
Cove Energy PLC (a)	2,724,700	4,582,217
Craneware PLC	880,300	8,163,509
DTZ Holdings PLC (a)	1,804,400	1,156,007
EMIS Group PLC	382,345	2,663,865
European Nickel PLC (a)	2,276,950	711,141
Faroe Petroleum PLC (a)	458,447	1,446,515
GoIndustry-DoveBid PLC (a)	22,589	46,129
Hays PLC	2,007,843	3,894,409
ICAP PLC	983,500	8,451,070
IG Group Holdings PLC	1,264,300	9,152,847
Inchcape PLC (a)	684,320	4,076,177
Common Stocks - continued
	Shares	Value
United Kingdom - continued
International Personal Finance PLC	1,187,500	$ 6,504,701
Jazztel PLC (a)	974,900	5,078,298
Johnson Matthey PLC	178,900	5,515,802
Jubilee Platinum PLC (a)	2,729,847	1,377,262
Keronite PLC (a)(h)	13,620,267	218
London Mining PLC (a)	1,280,349	7,464,442
Melrose Resources PLC	256,100	963,929
Moneysupermarket.com Group PLC	1,822,600	2,609,736
Monitise PLC (a)	4,154,500	1,364,081
Mothercare PLC	501,800	4,323,949
Nautical Petroleum PLC (a)	414,850	3,342,156
NCC Group Ltd.	228,315	2,237,966
Ocado Group PLC (a)(d)	1,125,700	3,930,491
Pureprofile Media PLC (a)(h)	1,108,572	710,218
Redhall Group PLC	519,600	1,323,226
Regenersis PLC (a)	1,367,300	1,357,760
Rockhopper Exploration PLC (a)	654,100	3,729,596
Royalblue Group PLC	197,842	4,870,348
SDL PLC (a)	571,262	5,617,865
Serco Group PLC	447,430	3,948,611
SIG PLC (a)	1,479,300	3,454,470
Silverdell PLC (a)	4,958,000	873,508
Sinclair Pharma PLC (a)	4,246,949	2,618,818
Sphere Medical Holding PLC (a)(h)	555,599	1,512,788
SR Pharma PLC (a)	4,544,000	502,175
Sthree PLC	541,709	3,221,504
Synergy Health PLC	274,953	3,895,148
Ted Baker PLC	293,100	3,074,856
TMO Biotec (a)(h)	1,000,000	560,578
Travis Perkins PLC	248,700	4,031,103
Valiant Petroleum PLC (a)	156,200	1,583,625
Xchanging PLC	1,521,100	2,759,076
Zenergy Power PLC (a)	855,520	363,115
TOTAL UNITED KINGDOM		182,872,456
United States of America - 1.0%
ChinaCast Education Corp. (a)	59,500	448,630
CTC Media, Inc.	183,400	4,054,974
KIT Digital, Inc. (a)(d)	415,000	5,718,700
Common Stocks - continued
	Shares	Value
United States of America - continued
Mudalla Technology, Inc. (a)	996,527	$ 16
XL TechGroup, Inc. (a)	1,329,250	21
TOTAL UNITED STATES OF AMERICA		10,222,341
TOTAL COMMON STOCKS (Cost $816,490,783)		969,591,966
Convertible Bonds - 0.2%
		Principal Amount (j)
France - 0.2%
Pierre & Vacances 4% 10/1/15 (Cost $1,772,749)	EUR	16,968,000	1,847,255
Government Obligations - 0.4%

Germany - 0.4%
German Federal Republic 0.3437% to 0.659% 2/9/11 to 5/11/11 (Cost $3,713,043)	EUR	2,750,000	3,761,855
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	35,530,292	35,530,292
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	24,716,909	24,716,909
TOTAL MONEY MARKET FUNDS (Cost $60,247,201)		60,247,201
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $882,223,776)		1,035,448,277
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(16,458,462)
NET ASSETS - 100%		$ 1,018,989,815
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2011	$ 2,026,120	$ (2,177)

The face value of futures purchased as a percentage of net assets is 0.2%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,667,714 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,651,376 or 0.8% of net assets.

(i) Principal amount is stated in United States dollars unless otherwise noted.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 931,150
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 817,216
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 640,000
Rock Well Petroleum, Inc.	4/13/06	$ 1,155,600
Sphere Medical Holding PLC	8/27/08 - 3/16/10	$ 944,518
TMO Biotec	10/27/05	$ 300,000
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Centurion Electronics PLC	$ 12	$ -	$ -	$ -	$ 12
Pertama Holdings Ltd.	7,080,399	-	-	-	7,663,790
Total	$ 7,080,411	$ -	$ -	$ -	$ 7,663,802
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,428
Fidelity Securities Lending Cash Central Fund	143,818
Total	$ 169,246
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 242,076,430	$ 242,076,430	$ -	$ -
United Kingdom	182,872,456	179,831,333	-	3,041,123
Germany	101,568,532	101,568,532	-	-
France	80,172,712	74,466,632	5,706,080	-
Australia	62,162,878	62,162,878	-	-
Bermuda	26,293,329	26,293,329	-	-
Cayman Islands	26,033,731	25,529,435	504,296	-
Netherlands	19,602,269	19,602,269	-	-
Isle of Man	19,111,469	19,111,469	-	-
Ireland	17,792,467	17,792,453	-	14
Canada	10,614,405	10,614,346	-	59
United States of America	10,222,341	10,222,304	-	37
Cyprus	9,106,638	4,239,138	-	4,867,500
British Virgin Islands	6,097,311	6,097,296	-	15
Other	155,864,998	154,463,347	1,401,651	-
Corporate Bonds	1,847,255	-	1,847,255	-
Government Obligations	3,761,855	-	3,761,855	-
Money Market Funds	60,247,201	60,247,201	-	-
Total Investments in Securities:	$ 1,035,448,277	$ 1,014,318,392	$ 13,221,137	$ 7,908,748
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,177)	$ (2,177)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,166,674
Total Realized Gain (Loss)	(502,833)
Total Unrealized Gain (Loss)	936,614
Cost of Purchases	-
Proceeds of Sales	(119,034)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(572,673)
Ending Balance	$ 7,908,748
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 425,680

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $906,936,723. Net unrealized appreciation aggregated $128,511,554, of which $218,451,062 related to appreciated investment securities and $89,939,508 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Future contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Small Cap
Opportunities Fund

January 31, 2011

1.827842.105

ILS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 1.0%
MAp Group unit	1,015,958	$ 3,027,234
OZ Minerals Ltd.	1,017,654	1,653,053
TOTAL AUSTRALIA		4,680,287
Austria - 1.5%
Andritz AG	57,800	4,930,478
Zumtobel AG	75,781	2,213,382
TOTAL AUSTRIA		7,143,860
Bailiwick of Guernsey - 0.8%
Resolution Ltd.	900,273	3,769,185
Bailiwick of Jersey - 1.1%
Informa PLC	470,236	3,245,338
Randgold Resources Ltd. sponsored ADR	23,600	1,805,164
TOTAL BAILIWICK OF JERSEY		5,050,502
Belgium - 1.3%
Gimv NV	39,800	2,113,520
Umicore SA	74,474	3,818,211
TOTAL BELGIUM		5,931,731
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	326,589	1,809,570
Great Eagle Holdings Ltd.	482,000	1,610,417
Lazard Ltd. Class A	25,000	1,043,000
Trinity Ltd.	3,422,000	3,098,620
TOTAL BERMUDA		7,561,607
Brazil - 4.3%
Banco ABC Brasil SA	434,300	3,516,072
Banco Pine SA	112,100	933,775
BR Malls Participacoes SA	196,600	1,792,096
Braskem SA Class A sponsored ADR (d)	297,200	7,498,356
Cia Hering SA	64,000	982,549
Iguatemi Empresa de Shopping Centers SA	46,700	1,008,216
Multiplan Empreendimentos Imobiliarios SA	89,600	1,718,923
Odontoprev SA	166,500	2,246,627
TOTAL BRAZIL		19,696,614
Canada - 5.0%
Agnico-Eagle Mines Ltd. (Canada)	23,100	1,581,534
Eldorado Gold Corp.	104,600	1,681,165
Fairfax Financial Holdings Ltd. (sub. vtg.) (d)	7,790	2,972,510
Common Stocks - continued
	Shares	Value
Canada - continued
Niko Resources Ltd.	61,300	$ 5,970,183
Open Text Corp. (a)	40,500	2,000,120
Pan American Silver Corp.	60,400	1,981,725
Petrobank Energy & Resources Ltd. (a)	151,300	3,551,643
Petrominerales Ltd.	48,879	1,906,139
Quadra FNX Mining Ltd. (a)	66,000	890,021
Tuscany International Drilling, Inc. (a)	256,200	478,568
TOTAL CANADA		23,013,608
Cayman Islands - 1.5%
China Lilang Ltd.	1,338,000	1,757,275
Intime Department Store Group Co. Ltd.	1,213,000	1,770,462
Vantage Drilling Co. (a)	625,331	1,163,116
Wynn Macau Ltd.	762,000	2,115,907
TOTAL CAYMAN ISLANDS		6,806,760
Cyprus - 0.1%
AFI Development PLC GDR (Reg. S)	470,800	621,456
Denmark - 0.5%
William Demant Holding AS (a)	28,533	2,284,652
Finland - 2.9%
Metso Corp.	42,500	2,267,954
Nokian Tyres PLC	126,400	4,564,837
Outotec OYJ	112,800	6,331,351
TOTAL FINLAND		13,164,142
France - 3.3%
Audika SA	120,384	2,892,340
Laurent-Perrier Group	25,963	2,683,523
Remy Cointreau SA	42,298	3,000,108
Saft Groupe SA	92,419	3,504,649
Vetoquinol SA	26,912	1,115,960
Virbac SA	13,600	2,110,396
TOTAL FRANCE		15,306,976
Germany - 3.0%
alstria office REIT-AG	75,100	1,058,963
Bilfinger Berger Se	36,159	3,194,343
CTS Eventim AG	61,997	3,972,098
Fielmann AG	29,537	2,679,704
Software AG (Bearer)	18,827	2,970,472
TOTAL GERMANY		13,875,580
Common Stocks - continued
	Shares	Value
Greece - 0.5%
Terna Energy SA	443,751	$ 2,174,833
India - 0.6%
Apollo Tyres Ltd.	842,892	941,758
Jyothy Laboratories Ltd.	351,322	1,800,501
TOTAL INDIA		2,742,259
Ireland - 0.7%
James Hardie Industries NV:
unit (a)	40,000	248,739
sponsored ADR (a)	102,775	3,200,414
TOTAL IRELAND		3,449,153
Israel - 0.8%
Azrieli Group	73,005	1,948,112
Ituran Location & Control Ltd.	116,586	1,803,585
TOTAL ISRAEL		3,751,697
Italy - 2.4%
Azimut Holdings SpA	631,773	6,633,762
Interpump Group SpA (a)	560,858	4,414,934
TOTAL ITALY		11,048,696
Japan - 21.9%
Aozora Bank Ltd. (d)	1,209,000	2,666,045
Asahi Co. Ltd.	73,000	1,157,968
Autobacs Seven Co. Ltd.	98,200	3,930,154
Daikoku Denki Co. Ltd.	166,800	2,078,904
Daikokutenbussan Co. Ltd.	105,500	3,611,781
FCC Co. Ltd.	147,900	3,355,139
GCA Savvian Group Corp. (a)(d)	1,941	2,608,337
Glory Ltd.	58,400	1,388,850
Goldcrest Co. Ltd.	54,690	1,464,530
Japan Steel Works Ltd.	229,000	2,390,997
Kamigumi Co. Ltd.	298,000	2,501,486
Kobayashi Pharmaceutical Co. Ltd.	137,700	6,442,105
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,230,484
Meiko Network Japan Co. Ltd.	120,500	1,027,656
Miraial Co. Ltd.	44,200	1,144,310
MS&AD Insurance Group Holdings, Inc.	38,660	919,400
Nabtesco Corp.	205,000	4,827,790
Nachi-Fujikoshi Corp.	503,000	2,291,935
Nagaileben Co. Ltd.	39,900	1,031,042
Common Stocks - continued
	Shares	Value
Japan - continued
Nihon M&A Center, Inc.	443	$ 1,942,982
Nihon Parkerizing Co. Ltd.	162,000	2,271,711
Nippon Seiki Co. Ltd.	186,000	2,252,486
Nippon Thompson Co. Ltd.	732,000	6,305,117
Nitto Kohki Co. Ltd.	38,900	994,775
Obic Co. Ltd.	13,740	2,638,187
Osaka Securities Exchange Co. Ltd.	1,472	7,523,189
OSG Corp.	208,900	3,092,270
Seven Bank Ltd.	483	1,089,810
SHO-BOND Holdings Co. Ltd.	122,200	2,633,672
Shoei Co. Ltd.	73,800	666,250
The Nippon Synthetic Chemical Industry Co. Ltd.	288,000	1,908,772
THK Co. Ltd.	65,700	1,709,737
Toho Holdings Co. Ltd.	138,600	1,872,654
Tsumura & Co.	76,500	2,406,469
Tsutsumi Jewelry Co. Ltd.	41,400	1,124,781
USS Co. Ltd.	89,540	7,178,036
Yamatake Corp.	91,000	2,113,134
Yamato Kogyo Co. Ltd.	168,700	5,072,510
TOTAL JAPAN		100,865,455
Korea (South) - 0.7%
NCsoft Corp.	5,095	875,801
NHN Corp. (a)	13,235	2,363,657
TOTAL KOREA (SOUTH)		3,239,458
Luxembourg - 0.3%
GlobeOp Financial Services SA	223,800	1,358,523
Netherlands - 3.0%
Aalberts Industries NV	192,200	3,802,110
ASM International NV unit (a)	138,500	5,040,015
Heijmans NV unit (a)	81,690	1,812,264
QIAGEN NV (a)(d)	166,200	3,066,390
TOTAL NETHERLANDS		13,720,779
Norway - 0.3%
Sevan Marine ASA (a)	1,190,500	1,259,936
Papua New Guinea - 0.2%
Oil Search Ltd.	134,418	892,135
Philippines - 0.2%
Jollibee Food Corp.	492,860	834,979
Common Stocks - continued
	Shares	Value
Portugal - 0.5%
Jeronimo Martins SGPS SA	154,600	$ 2,336,587
Singapore - 2.1%
Allgreen Properties Ltd.	2,765,000	2,356,043
Keppel Land Ltd.	461,000	1,614,509
Singapore Exchange Ltd.	497,000	3,286,914
Wing Tai Holdings Ltd.	1,967,000	2,521,795
TOTAL SINGAPORE		9,779,261
South Africa - 2.6%
African Rainbow Minerals Ltd.	133,600	3,911,486
Clicks Group Ltd.	595,513	3,284,109
JSE Ltd.	199,281	2,217,375
Mr Price Group Ltd.	350,900	2,775,067
TOTAL SOUTH AFRICA		12,188,037
Spain - 1.3%
Grifols SA (d)	35,332	538,353
Prosegur Compania de Seguridad SA (Reg.)	96,209	5,597,680
TOTAL SPAIN		6,136,033
Sweden - 1.3%
Fagerhult AB	35,150	964,402
Intrum Justitia AB	151,800	2,400,112
Swedish Match Co.	84,600	2,435,240
TOTAL SWEDEN		5,799,754
Switzerland - 1.9%
Bank Sarasin & Co. Ltd. Series B (Reg.)	121,200	5,571,233
Sonova Holding AG Class B	25,726	3,228,863
TOTAL SWITZERLAND		8,800,096
Turkey - 1.1%
Albaraka Turk Katilim Bankasi AS	1,455,000	2,158,242
Asya Katilim Bankasi AS	571,000	996,447
Coca-Cola Icecek AS	190,000	2,131,505
TOTAL TURKEY		5,286,194
United Kingdom - 16.2%
AMEC PLC	135,700	2,608,127
Babcock International Group PLC	344,700	3,185,552
Bellway PLC	223,172	2,189,341
Britvic PLC	411,200	2,954,473
Cobham PLC	421,800	1,418,710
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Dechra Pharmaceuticals PLC	228,400	$ 1,865,666
Derwent London PLC	70,900	1,782,845
Great Portland Estates PLC	522,489	3,014,314
H&T Group PLC (d)	371,803	1,911,549
InterContinental Hotel Group PLC ADR (d)	195,500	4,166,105
Johnson Matthey PLC	118,089	3,640,892
Meggitt PLC	860,445	4,892,368
Micro Focus International PLC	321,800	2,114,216
Mothercare PLC	323,401	2,786,707
Persimmon PLC	256,563	1,679,036
Rotork PLC	65,300	1,715,239
Serco Group PLC	650,476	5,740,510
Shaftesbury PLC	489,732	3,439,503
Spectris PLC	174,487	3,772,806
Spirax-Sarco Engineering PLC	179,230	5,201,595
Ted Baker PLC	229,000	2,402,395
Ultra Electronics Holdings PLC	100,669	2,878,072
Unite Group PLC (a)	1,539,170	5,004,380
Victrex PLC	178,582	4,118,772
TOTAL UNITED KINGDOM		74,483,173
United States of America - 11.4%
Advanced Energy Industries, Inc. (a)	228,119	3,523,298
ANSYS, Inc. (a)	15,285	801,698
Autoliv, Inc.	57,600	4,423,680
Broadridge Financial Solutions, Inc.	45,705	1,046,187
Cymer, Inc. (a)	71,700	3,483,903
Dril-Quip, Inc. (a)	26,083	2,011,521
Evercore Partners, Inc. Class A	42,700	1,379,210
Greenhill & Co., Inc.	10,500	728,910
ION Geophysical Corp. (a)	430,889	4,097,754
Juniper Networks, Inc. (a)	95,200	3,533,824
Kansas City Southern (a)	79,300	3,963,414
Lam Research Corp. (a)	23,203	1,157,598
Martin Marietta Materials, Inc. (d)	23,900	1,995,650
Mohawk Industries, Inc. (a)	82,000	4,555,100
Oceaneering International, Inc. (a)	22,600	1,745,398
PriceSmart, Inc.	191,196	6,976,742
ResMed, Inc. (a)	148,200	4,666,818
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	22,500	$ 1,177,425
Solutia, Inc. (a)	46,156	1,080,974
TOTAL UNITED STATES OF AMERICA		52,349,104
TOTAL COMMON STOCKS (Cost $338,083,078)		451,403,102
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.19% (b)	10,771,322	10,771,322
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	8,192,457	8,192,457
TOTAL MONEY MARKET FUNDS (Cost $18,963,779)		18,963,779
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $357,046,857)		470,366,881
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(9,264,265)
NET ASSETS - 100%		$ 461,102,616
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,766
Fidelity Securities Lending Cash Central Fund	18,400
Total	$ 23,166
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 100,865,455	$ 100,865,455	$ -	$ -
United Kingdom	74,483,173	74,483,173	-	-
United States of America	52,349,104	52,349,104	-	-
Canada	23,013,608	23,013,608	-	-
Brazil	19,696,614	19,696,614	-	-
France	15,306,976	15,306,976	-	-
Germany	13,875,580	13,875,580	-	-
Netherlands	13,720,779	13,720,779	-	-
Finland	13,164,142	13,164,142	-	-
Other	124,927,671	123,985,913	941,758	-
Money Market Funds	18,963,779	18,963,779	-	-
Total Investments in Securities:	$ 470,366,881	$ 469,425,123	$ 941,758	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $357,734,234. Net unrealized appreciation aggregated $112,632,647, of which $120,939,924 related to appreciated investment securities and $8,307,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.829636.105

AILS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 1.0%
MAp Group unit	1,015,958	$ 3,027,234
OZ Minerals Ltd.	1,017,654	1,653,053
TOTAL AUSTRALIA		4,680,287
Austria - 1.5%
Andritz AG	57,800	4,930,478
Zumtobel AG	75,781	2,213,382
TOTAL AUSTRIA		7,143,860
Bailiwick of Guernsey - 0.8%
Resolution Ltd.	900,273	3,769,185
Bailiwick of Jersey - 1.1%
Informa PLC	470,236	3,245,338
Randgold Resources Ltd. sponsored ADR	23,600	1,805,164
TOTAL BAILIWICK OF JERSEY		5,050,502
Belgium - 1.3%
Gimv NV	39,800	2,113,520
Umicore SA	74,474	3,818,211
TOTAL BELGIUM		5,931,731
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia)	326,589	1,809,570
Great Eagle Holdings Ltd.	482,000	1,610,417
Lazard Ltd. Class A	25,000	1,043,000
Trinity Ltd.	3,422,000	3,098,620
TOTAL BERMUDA		7,561,607
Brazil - 4.3%
Banco ABC Brasil SA	434,300	3,516,072
Banco Pine SA	112,100	933,775
BR Malls Participacoes SA	196,600	1,792,096
Braskem SA Class A sponsored ADR (d)	297,200	7,498,356
Cia Hering SA	64,000	982,549
Iguatemi Empresa de Shopping Centers SA	46,700	1,008,216
Multiplan Empreendimentos Imobiliarios SA	89,600	1,718,923
Odontoprev SA	166,500	2,246,627
TOTAL BRAZIL		19,696,614
Canada - 5.0%
Agnico-Eagle Mines Ltd. (Canada)	23,100	1,581,534
Eldorado Gold Corp.	104,600	1,681,165
Fairfax Financial Holdings Ltd. (sub. vtg.) (d)	7,790	2,972,510
Common Stocks - continued
	Shares	Value
Canada - continued
Niko Resources Ltd.	61,300	$ 5,970,183
Open Text Corp. (a)	40,500	2,000,120
Pan American Silver Corp.	60,400	1,981,725
Petrobank Energy & Resources Ltd. (a)	151,300	3,551,643
Petrominerales Ltd.	48,879	1,906,139
Quadra FNX Mining Ltd. (a)	66,000	890,021
Tuscany International Drilling, Inc. (a)	256,200	478,568
TOTAL CANADA		23,013,608
Cayman Islands - 1.5%
China Lilang Ltd.	1,338,000	1,757,275
Intime Department Store Group Co. Ltd.	1,213,000	1,770,462
Vantage Drilling Co. (a)	625,331	1,163,116
Wynn Macau Ltd.	762,000	2,115,907
TOTAL CAYMAN ISLANDS		6,806,760
Cyprus - 0.1%
AFI Development PLC GDR (Reg. S)	470,800	621,456
Denmark - 0.5%
William Demant Holding AS (a)	28,533	2,284,652
Finland - 2.9%
Metso Corp.	42,500	2,267,954
Nokian Tyres PLC	126,400	4,564,837
Outotec OYJ	112,800	6,331,351
TOTAL FINLAND		13,164,142
France - 3.3%
Audika SA	120,384	2,892,340
Laurent-Perrier Group	25,963	2,683,523
Remy Cointreau SA	42,298	3,000,108
Saft Groupe SA	92,419	3,504,649
Vetoquinol SA	26,912	1,115,960
Virbac SA	13,600	2,110,396
TOTAL FRANCE		15,306,976
Germany - 3.0%
alstria office REIT-AG	75,100	1,058,963
Bilfinger Berger Se	36,159	3,194,343
CTS Eventim AG	61,997	3,972,098
Fielmann AG	29,537	2,679,704
Software AG (Bearer)	18,827	2,970,472
TOTAL GERMANY		13,875,580
Common Stocks - continued
	Shares	Value
Greece - 0.5%
Terna Energy SA	443,751	$ 2,174,833
India - 0.6%
Apollo Tyres Ltd.	842,892	941,758
Jyothy Laboratories Ltd.	351,322	1,800,501
TOTAL INDIA		2,742,259
Ireland - 0.7%
James Hardie Industries NV:
unit (a)	40,000	248,739
sponsored ADR (a)	102,775	3,200,414
TOTAL IRELAND		3,449,153
Israel - 0.8%
Azrieli Group	73,005	1,948,112
Ituran Location & Control Ltd.	116,586	1,803,585
TOTAL ISRAEL		3,751,697
Italy - 2.4%
Azimut Holdings SpA	631,773	6,633,762
Interpump Group SpA (a)	560,858	4,414,934
TOTAL ITALY		11,048,696
Japan - 21.9%
Aozora Bank Ltd. (d)	1,209,000	2,666,045
Asahi Co. Ltd.	73,000	1,157,968
Autobacs Seven Co. Ltd.	98,200	3,930,154
Daikoku Denki Co. Ltd.	166,800	2,078,904
Daikokutenbussan Co. Ltd.	105,500	3,611,781
FCC Co. Ltd.	147,900	3,355,139
GCA Savvian Group Corp. (a)(d)	1,941	2,608,337
Glory Ltd.	58,400	1,388,850
Goldcrest Co. Ltd.	54,690	1,464,530
Japan Steel Works Ltd.	229,000	2,390,997
Kamigumi Co. Ltd.	298,000	2,501,486
Kobayashi Pharmaceutical Co. Ltd.	137,700	6,442,105
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,230,484
Meiko Network Japan Co. Ltd.	120,500	1,027,656
Miraial Co. Ltd.	44,200	1,144,310
MS&AD Insurance Group Holdings, Inc.	38,660	919,400
Nabtesco Corp.	205,000	4,827,790
Nachi-Fujikoshi Corp.	503,000	2,291,935
Nagaileben Co. Ltd.	39,900	1,031,042
Common Stocks - continued
	Shares	Value
Japan - continued
Nihon M&A Center, Inc.	443	$ 1,942,982
Nihon Parkerizing Co. Ltd.	162,000	2,271,711
Nippon Seiki Co. Ltd.	186,000	2,252,486
Nippon Thompson Co. Ltd.	732,000	6,305,117
Nitto Kohki Co. Ltd.	38,900	994,775
Obic Co. Ltd.	13,740	2,638,187
Osaka Securities Exchange Co. Ltd.	1,472	7,523,189
OSG Corp.	208,900	3,092,270
Seven Bank Ltd.	483	1,089,810
SHO-BOND Holdings Co. Ltd.	122,200	2,633,672
Shoei Co. Ltd.	73,800	666,250
The Nippon Synthetic Chemical Industry Co. Ltd.	288,000	1,908,772
THK Co. Ltd.	65,700	1,709,737
Toho Holdings Co. Ltd.	138,600	1,872,654
Tsumura & Co.	76,500	2,406,469
Tsutsumi Jewelry Co. Ltd.	41,400	1,124,781
USS Co. Ltd.	89,540	7,178,036
Yamatake Corp.	91,000	2,113,134
Yamato Kogyo Co. Ltd.	168,700	5,072,510
TOTAL JAPAN		100,865,455
Korea (South) - 0.7%
NCsoft Corp.	5,095	875,801
NHN Corp. (a)	13,235	2,363,657
TOTAL KOREA (SOUTH)		3,239,458
Luxembourg - 0.3%
GlobeOp Financial Services SA	223,800	1,358,523
Netherlands - 3.0%
Aalberts Industries NV	192,200	3,802,110
ASM International NV unit (a)	138,500	5,040,015
Heijmans NV unit (a)	81,690	1,812,264
QIAGEN NV (a)(d)	166,200	3,066,390
TOTAL NETHERLANDS		13,720,779
Norway - 0.3%
Sevan Marine ASA (a)	1,190,500	1,259,936
Papua New Guinea - 0.2%
Oil Search Ltd.	134,418	892,135
Philippines - 0.2%
Jollibee Food Corp.	492,860	834,979
Common Stocks - continued
	Shares	Value
Portugal - 0.5%
Jeronimo Martins SGPS SA	154,600	$ 2,336,587
Singapore - 2.1%
Allgreen Properties Ltd.	2,765,000	2,356,043
Keppel Land Ltd.	461,000	1,614,509
Singapore Exchange Ltd.	497,000	3,286,914
Wing Tai Holdings Ltd.	1,967,000	2,521,795
TOTAL SINGAPORE		9,779,261
South Africa - 2.6%
African Rainbow Minerals Ltd.	133,600	3,911,486
Clicks Group Ltd.	595,513	3,284,109
JSE Ltd.	199,281	2,217,375
Mr Price Group Ltd.	350,900	2,775,067
TOTAL SOUTH AFRICA		12,188,037
Spain - 1.3%
Grifols SA (d)	35,332	538,353
Prosegur Compania de Seguridad SA (Reg.)	96,209	5,597,680
TOTAL SPAIN		6,136,033
Sweden - 1.3%
Fagerhult AB	35,150	964,402
Intrum Justitia AB	151,800	2,400,112
Swedish Match Co.	84,600	2,435,240
TOTAL SWEDEN		5,799,754
Switzerland - 1.9%
Bank Sarasin & Co. Ltd. Series B (Reg.)	121,200	5,571,233
Sonova Holding AG Class B	25,726	3,228,863
TOTAL SWITZERLAND		8,800,096
Turkey - 1.1%
Albaraka Turk Katilim Bankasi AS	1,455,000	2,158,242
Asya Katilim Bankasi AS	571,000	996,447
Coca-Cola Icecek AS	190,000	2,131,505
TOTAL TURKEY		5,286,194
United Kingdom - 16.2%
AMEC PLC	135,700	2,608,127
Babcock International Group PLC	344,700	3,185,552
Bellway PLC	223,172	2,189,341
Britvic PLC	411,200	2,954,473
Cobham PLC	421,800	1,418,710
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Dechra Pharmaceuticals PLC	228,400	$ 1,865,666
Derwent London PLC	70,900	1,782,845
Great Portland Estates PLC	522,489	3,014,314
H&T Group PLC (d)	371,803	1,911,549
InterContinental Hotel Group PLC ADR (d)	195,500	4,166,105
Johnson Matthey PLC	118,089	3,640,892
Meggitt PLC	860,445	4,892,368
Micro Focus International PLC	321,800	2,114,216
Mothercare PLC	323,401	2,786,707
Persimmon PLC	256,563	1,679,036
Rotork PLC	65,300	1,715,239
Serco Group PLC	650,476	5,740,510
Shaftesbury PLC	489,732	3,439,503
Spectris PLC	174,487	3,772,806
Spirax-Sarco Engineering PLC	179,230	5,201,595
Ted Baker PLC	229,000	2,402,395
Ultra Electronics Holdings PLC	100,669	2,878,072
Unite Group PLC (a)	1,539,170	5,004,380
Victrex PLC	178,582	4,118,772
TOTAL UNITED KINGDOM		74,483,173
United States of America - 11.4%
Advanced Energy Industries, Inc. (a)	228,119	3,523,298
ANSYS, Inc. (a)	15,285	801,698
Autoliv, Inc.	57,600	4,423,680
Broadridge Financial Solutions, Inc.	45,705	1,046,187
Cymer, Inc. (a)	71,700	3,483,903
Dril-Quip, Inc. (a)	26,083	2,011,521
Evercore Partners, Inc. Class A	42,700	1,379,210
Greenhill & Co., Inc.	10,500	728,910
ION Geophysical Corp. (a)	430,889	4,097,754
Juniper Networks, Inc. (a)	95,200	3,533,824
Kansas City Southern (a)	79,300	3,963,414
Lam Research Corp. (a)	23,203	1,157,598
Martin Marietta Materials, Inc. (d)	23,900	1,995,650
Mohawk Industries, Inc. (a)	82,000	4,555,100
Oceaneering International, Inc. (a)	22,600	1,745,398
PriceSmart, Inc.	191,196	6,976,742
ResMed, Inc. (a)	148,200	4,666,818
Common Stocks - continued
	Shares	Value
United States of America - continued
Solera Holdings, Inc.	22,500	$ 1,177,425
Solutia, Inc. (a)	46,156	1,080,974
TOTAL UNITED STATES OF AMERICA		52,349,104
TOTAL COMMON STOCKS (Cost $338,083,078)		451,403,102
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.19% (b)	10,771,322	10,771,322
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	8,192,457	8,192,457
TOTAL MONEY MARKET FUNDS (Cost $18,963,779)		18,963,779
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $357,046,857)		470,366,881
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(9,264,265)
NET ASSETS - 100%		$ 461,102,616
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,766
Fidelity Securities Lending Cash Central Fund	18,400
Total	$ 23,166
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 100,865,455	$ 100,865,455	$ -	$ -
United Kingdom	74,483,173	74,483,173	-	-
United States of America	52,349,104	52,349,104	-	-
Canada	23,013,608	23,013,608	-	-
Brazil	19,696,614	19,696,614	-	-
France	15,306,976	15,306,976	-	-
Germany	13,875,580	13,875,580	-	-
Netherlands	13,720,779	13,720,779	-	-
Finland	13,164,142	13,164,142	-	-
Other	124,927,671	123,985,913	941,758	-
Money Market Funds	18,963,779	18,963,779	-	-
Total Investments in Securities:	$ 470,366,881	$ 469,425,123	$ 941,758	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $357,734,234. Net unrealized appreciation aggregated $112,632,647, of which $120,939,924 related to appreciated investment securities and $8,307,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Value Fund

January 31, 2011

1.844602.104

FIV-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.6%
Commonwealth Bank of Australia	9,042	$ 472,707
Macquarie Group Ltd.	49,337	1,997,155
Wesfarmers Ltd.	15,938	540,499
Westfield Group unit	127,286	1,248,173
Westfield Retail Trust unit	157,377	415,610
TOTAL AUSTRALIA		4,674,144
Bailiwick of Jersey - 1.3%
Informa PLC	90,838	626,919
United Business Media Ltd.	101,800	1,145,412
WPP PLC	54,427	673,008
TOTAL BAILIWICK OF JERSEY		2,445,339
Bermuda - 0.7%
Seadrill Ltd.	38,300	1,259,432
Brazil - 1.4%
Banco do Brasil SA	53,138	948,358
Banco Santander (Brasil) SA ADR	45,900	532,440
Cyrela Brazil Realty SA	35,700	394,145
Itau Unibanco Banco Multiplo SA ADR	10,933	235,060
Vivo Participacoes SA sponsored ADR	15,300	520,812
TOTAL BRAZIL		2,630,815
Canada - 2.8%
Open Text Corp. (a)	8,000	395,085
Petrobank Energy & Resources Ltd. (a)	20,700	485,916
Petrominerales Ltd.	12,713	495,770
Power Corp. of Canada (sub. vtg.) (d)	20,500	552,687
Suncor Energy, Inc.	22,600	935,966
The Toronto-Dominion Bank	22,800	1,707,210
Yamana Gold, Inc.	48,300	543,743
TOTAL CANADA		5,116,377
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	179,000	276,416
China ZhengTong Auto Services Holdings Ltd.	201,000	166,795
Hengdeli Holdings Ltd.	892,000	502,242
TOTAL CAYMAN ISLANDS		945,453
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	272,072	640,678
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	927,000	$ 689,591
Nine Dragons Paper (Holdings) Ltd.	251,000	354,764
TOTAL CHINA		1,685,033
Denmark - 1.0%
Novo Nordisk AS Series B	6,165	694,027
Vestas Wind Systems AS (a)(d)	33,505	1,154,942
TOTAL DENMARK		1,848,969
France - 10.2%
Alstom SA	8,417	469,730
Atos Origin SA (a)	9,086	505,821
AXA SA sponsored ADR	188,900	4,012,236
BNP Paribas SA	26,393	1,972,808
Christian Dior SA	5,400	741,847
Compagnie de St. Gobain	24,678	1,429,747
Credit Agricole SA	50,500	745,961
PPR SA	6,200	990,951
Schneider Electric SA	4,385	683,749
Societe Generale Series A	58,807	3,802,335
Total SA sponsored ADR	31,800	1,868,886
Unibail-Rodamco	7,266	1,386,633
TOTAL FRANCE		18,610,704
Germany - 7.1%
Allianz AG sponsored ADR	51,500	718,940
BASF AG	16,700	1,284,404
Bayer AG	9,743	718,394
Bayerische Motoren Werke AG (BMW)	11,233	862,397
Daimler AG (United States) (a)	30,400	2,222,848
Deutsche Boerse AG	10,000	757,878
E.ON AG	75,575	2,519,304
HeidelbergCement AG	23,800	1,555,148
Kabel Deutschland Holding AG	5,700	287,161
Metro AG	10,300	725,199
Munich Re Group	4,821	755,034
Volkswagen AG (d)	3,837	583,067
TOTAL GERMANY		12,989,774
Greece - 0.2%
Public Power Corp. of Greece	18,520	302,979
Common Stocks - continued
	Shares	Value
Hong Kong - 3.8%
China Resources Power Holdings Co. Ltd.	396,000	$ 692,777
CNOOC Ltd.	363,000	808,004
Swire Pacific Ltd. (A Shares)	123,300	1,938,819
Techtronic Industries Co. Ltd.	555,000	690,476
Wharf Holdings Ltd.	367,000	2,772,458
TOTAL HONG KONG		6,902,534
India - 0.7%
Adani Power Ltd. (a)	51,631	139,373
Bank of Baroda	37,000	706,778
Reliance Industries Ltd.	8,455	169,617
State Bank of India	3,049	175,814
TOTAL INDIA		1,191,582
Indonesia - 0.7%
PT Bank Rakyat Indonesia Tbk	1,606,000	860,867
PT Semen Gresik (Persero) Tbk	497,500	426,131
TOTAL INDONESIA		1,286,998
Ireland - 0.4%
CRH PLC sponsored ADR (d)	30,000	654,300
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,000	1,038,350
Italy - 1.7%
Intesa Sanpaolo SpA	647,919	2,155,413
UniCredit SpA	389,609	964,875
TOTAL ITALY		3,120,288
Japan - 19.3%
ABC-Mart, Inc.	14,100	512,602
Aisin Seiki Co. Ltd.	30,900	1,172,679
Denso Corp.	45,200	1,663,060
East Japan Railway Co.	13,900	917,861
Honda Motor Co. Ltd.	31,500	1,357,719
Japan Retail Fund Investment Corp.	714	1,310,914
Japan Tobacco, Inc.	97	363,986
JSR Corp.	26,900	554,518
Konica Minolta Holdings, Inc.	50,500	487,281
Miraca Holdings, Inc.	12,100	463,627
Mitsubishi Corp.	66,400	1,848,489
Mitsubishi UFJ Financial Group, Inc.	562,300	2,920,540
Mitsui & Co. Ltd.	128,000	2,152,047
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Electric Glass Co. Ltd.	125,000	$ 1,880,787
Nippon Telegraph & Telephone Corp.	10,800	501,066
Obic Co. Ltd.	3,880	744,990
ORIX Corp.	16,480	1,626,316
Promise Co. Ltd. (d)	59,900	527,628
Ricoh Co. Ltd.	30,000	427,266
Seven & i Holdings Co., Ltd.	16,600	429,561
SOFTBANK CORP.	14,200	488,385
Sumitomo Corp.	148,700	2,139,555
Sumitomo Metal Industries Ltd.	180,000	421,053
Sumitomo Mitsui Financial Group, Inc.	50,300	1,710,200
Tokio Marine Holdings, Inc.	26,000	774,805
Tokyo Electron Ltd.	22,000	1,433,967
Tokyo Gas Co. Ltd.	429,000	1,865,899
Toyota Motor Corp.	70,000	2,881,870
USS Co. Ltd.	6,120	490,614
West Japan Railway Co.	132	503,363
Yamada Denki Co. Ltd.	9,260	628,389
TOTAL JAPAN		35,201,037
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	1,582	1,385,817
Shinhan Financial Group Co. Ltd.	15,815	700,457
Shinhan Financial Group Co. Ltd. sponsored ADR	2,200	196,262
TOTAL KOREA (SOUTH)		2,282,536
Luxembourg - 0.9%
Apera M unit (a)	1,630	66,423
Aperam (a)	590	24,191
ArcelorMittal SA:
(Netherlands)	11,800	430,395
Class A unit (d)	32,600	1,189,248
TOTAL LUXEMBOURG		1,710,257
Netherlands - 3.6%
Gemalto NV	21,398	1,081,969
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	131,968	1,502,605
sponsored ADR (a)	164,100	1,869,099
Koninklijke KPN NV	82,942	1,307,501
Randstad Holdings NV (a)	16,139	880,899
TOTAL NETHERLANDS		6,642,073
Common Stocks - continued
	Shares	Value
Norway - 1.1%
Aker Solutions ASA	86,460	$ 1,572,191
DnB NOR ASA	32,800	451,298
TOTAL NORWAY		2,023,489
Portugal - 0.7%
Energias de Portugal SA	337,291	1,295,674
Russia - 0.8%
Mechel Steel Group OAO sponsored ADR	20,500	646,365
OAO Gazprom sponsored ADR	26,900	719,844
TOTAL RUSSIA		1,366,209
Singapore - 1.7%
DBS Group Holdings Ltd.	31,585	370,862
United Overseas Bank Ltd.	126,200	1,953,377
Yanlord Land Group Ltd.	564,000	678,987
TOTAL SINGAPORE		3,003,226
South Africa - 0.2%
Impala Platinum Holdings Ltd.	12,300	348,789
Spain - 6.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	79,716	978,115
Banco Santander SA	77,889	953,580
Banco Santander SA:
rights (a)	77,889	14,715
sponsored ADR	277,300	3,394,152
Gestevision Telecinco SA	21,850	274,598
Iberdrola SA	249,811	2,140,865
International Consolidated Airlines Group (a)	88,300	362,615
Red Electrica Corporacion SA	10,400	530,635
Telefonica SA sponsored ADR (d)	115,200	2,894,976
TOTAL SPAIN		11,544,251
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	31,294	385,725
Switzerland - 5.1%
Lonza Group AG	8,480	667,784
Roche Holding AG (participation certificate)	23,334	3,548,973
Transocean Ltd. (a)	18,439	1,473,829
Zurich Financial Services AG	13,038	3,561,405
TOTAL SWITZERLAND		9,251,991
Common Stocks - continued
	Shares	Value
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	136,752	$ 588,636
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	196,900	598,887
Turkey - 0.2%
Turkcell Iletisim Hizmet AS sponsored ADR	22,253	344,031
United Kingdom - 19.5%
Aberdeen Asset Management PLC	202,260	720,788
Aegis Group PLC	342,500	765,248
Anglo American PLC (United Kingdom)	50,017	2,453,360
AstraZeneca PLC sponsored ADR (d)	9,300	454,770
Aviva PLC	110,728	787,374
BAE Systems PLC	158,200	866,563
Barclays PLC	614,491	2,877,585
BP PLC sponsored ADR	97,500	4,628,325
Centrica PLC	99,225	508,397
GlaxoSmithKline PLC sponsored ADR	58,300	2,118,039
HSBC Holdings PLC sponsored ADR	23,170	1,266,009
Imperial Tobacco Group PLC	24,643	704,135
International Power PLC	69,857	473,056
Lloyds Banking Group PLC (a)	727,600	735,743
Misys PLC	66,500	361,388
Prudential PLC	113,283	1,227,448
Rio Tinto PLC	17,302	1,188,084
Royal Dutch Shell PLC Class A sponsored ADR	104,200	7,397,162
Tesco PLC	78,377	505,519
Vedanta Resources PLC	27,600	1,004,350
Vodafone Group PLC sponsored ADR	138,412	3,925,364
Wolseley PLC (a)	17,762	619,324
TOTAL UNITED KINGDOM		35,588,031
TOTAL COMMON STOCKS (Cost $179,995,075)		178,877,913
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.1%
Volkswagen AG	1,600	258,467
Italy - 0.9%
Fiat Industrial SpA (a)	45,300	413,025
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA (Risparmio Shares)	45,300	$ 345,738
Telecom Italia SpA (Risparmio Shares)	680,500	810,160
TOTAL ITALY		1,568,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,665,864)		1,827,390
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.19% (b)	1,582,926	1,582,926
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	5,255,300	5,255,300
TOTAL MONEY MARKET FUNDS (Cost $6,838,226)		6,838,226
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $188,499,165)		187,543,529
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(5,234,796)
NET ASSETS - 100%		$ 182,308,733
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 485
Fidelity Securities Lending Cash Central Fund	21,456
Total	$ 21,941
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 35,588,031	$ 28,771,797	$ 6,816,234	$ -
Japan	35,201,037	25,829,642	9,371,395	-
France	18,610,704	18,610,704	-	-
Germany	13,248,241	13,248,241	-	-
Spain	11,544,251	10,590,671	953,580	-
Switzerland	9,251,991	9,251,991	-	-
Hong Kong	6,902,534	6,094,530	808,004	-
Netherlands	6,642,073	5,139,468	1,502,605	-
Canada	5,116,377	5,116,377	-	-
Other	38,600,064	34,899,971	3,700,093	-
Money Market Funds	6,838,226	6,838,226	-	-
Total Investments in Securities:	$ 187,543,529	$ 164,391,618	$ 23,151,911	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $189,949,027. Net unrealized depreciation aggregated $2,405,498, of which $21,543,007 related to appreciated investment securities and $23,948,505 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.844600.104

AFIV-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.6%
Commonwealth Bank of Australia	9,042	$ 472,707
Macquarie Group Ltd.	49,337	1,997,155
Wesfarmers Ltd.	15,938	540,499
Westfield Group unit	127,286	1,248,173
Westfield Retail Trust unit	157,377	415,610
TOTAL AUSTRALIA		4,674,144
Bailiwick of Jersey - 1.3%
Informa PLC	90,838	626,919
United Business Media Ltd.	101,800	1,145,412
WPP PLC	54,427	673,008
TOTAL BAILIWICK OF JERSEY		2,445,339
Bermuda - 0.7%
Seadrill Ltd.	38,300	1,259,432
Brazil - 1.4%
Banco do Brasil SA	53,138	948,358
Banco Santander (Brasil) SA ADR	45,900	532,440
Cyrela Brazil Realty SA	35,700	394,145
Itau Unibanco Banco Multiplo SA ADR	10,933	235,060
Vivo Participacoes SA sponsored ADR	15,300	520,812
TOTAL BRAZIL		2,630,815
Canada - 2.8%
Open Text Corp. (a)	8,000	395,085
Petrobank Energy & Resources Ltd. (a)	20,700	485,916
Petrominerales Ltd.	12,713	495,770
Power Corp. of Canada (sub. vtg.) (d)	20,500	552,687
Suncor Energy, Inc.	22,600	935,966
The Toronto-Dominion Bank	22,800	1,707,210
Yamana Gold, Inc.	48,300	543,743
TOTAL CANADA		5,116,377
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	179,000	276,416
China ZhengTong Auto Services Holdings Ltd.	201,000	166,795
Hengdeli Holdings Ltd.	892,000	502,242
TOTAL CAYMAN ISLANDS		945,453
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	272,072	640,678
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	927,000	$ 689,591
Nine Dragons Paper (Holdings) Ltd.	251,000	354,764
TOTAL CHINA		1,685,033
Denmark - 1.0%
Novo Nordisk AS Series B	6,165	694,027
Vestas Wind Systems AS (a)(d)	33,505	1,154,942
TOTAL DENMARK		1,848,969
France - 10.2%
Alstom SA	8,417	469,730
Atos Origin SA (a)	9,086	505,821
AXA SA sponsored ADR	188,900	4,012,236
BNP Paribas SA	26,393	1,972,808
Christian Dior SA	5,400	741,847
Compagnie de St. Gobain	24,678	1,429,747
Credit Agricole SA	50,500	745,961
PPR SA	6,200	990,951
Schneider Electric SA	4,385	683,749
Societe Generale Series A	58,807	3,802,335
Total SA sponsored ADR	31,800	1,868,886
Unibail-Rodamco	7,266	1,386,633
TOTAL FRANCE		18,610,704
Germany - 7.1%
Allianz AG sponsored ADR	51,500	718,940
BASF AG	16,700	1,284,404
Bayer AG	9,743	718,394
Bayerische Motoren Werke AG (BMW)	11,233	862,397
Daimler AG (United States) (a)	30,400	2,222,848
Deutsche Boerse AG	10,000	757,878
E.ON AG	75,575	2,519,304
HeidelbergCement AG	23,800	1,555,148
Kabel Deutschland Holding AG	5,700	287,161
Metro AG	10,300	725,199
Munich Re Group	4,821	755,034
Volkswagen AG (d)	3,837	583,067
TOTAL GERMANY		12,989,774
Greece - 0.2%
Public Power Corp. of Greece	18,520	302,979
Common Stocks - continued
	Shares	Value
Hong Kong - 3.8%
China Resources Power Holdings Co. Ltd.	396,000	$ 692,777
CNOOC Ltd.	363,000	808,004
Swire Pacific Ltd. (A Shares)	123,300	1,938,819
Techtronic Industries Co. Ltd.	555,000	690,476
Wharf Holdings Ltd.	367,000	2,772,458
TOTAL HONG KONG		6,902,534
India - 0.7%
Adani Power Ltd. (a)	51,631	139,373
Bank of Baroda	37,000	706,778
Reliance Industries Ltd.	8,455	169,617
State Bank of India	3,049	175,814
TOTAL INDIA		1,191,582
Indonesia - 0.7%
PT Bank Rakyat Indonesia Tbk	1,606,000	860,867
PT Semen Gresik (Persero) Tbk	497,500	426,131
TOTAL INDONESIA		1,286,998
Ireland - 0.4%
CRH PLC sponsored ADR (d)	30,000	654,300
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,000	1,038,350
Italy - 1.7%
Intesa Sanpaolo SpA	647,919	2,155,413
UniCredit SpA	389,609	964,875
TOTAL ITALY		3,120,288
Japan - 19.3%
ABC-Mart, Inc.	14,100	512,602
Aisin Seiki Co. Ltd.	30,900	1,172,679
Denso Corp.	45,200	1,663,060
East Japan Railway Co.	13,900	917,861
Honda Motor Co. Ltd.	31,500	1,357,719
Japan Retail Fund Investment Corp.	714	1,310,914
Japan Tobacco, Inc.	97	363,986
JSR Corp.	26,900	554,518
Konica Minolta Holdings, Inc.	50,500	487,281
Miraca Holdings, Inc.	12,100	463,627
Mitsubishi Corp.	66,400	1,848,489
Mitsubishi UFJ Financial Group, Inc.	562,300	2,920,540
Mitsui & Co. Ltd.	128,000	2,152,047
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Electric Glass Co. Ltd.	125,000	$ 1,880,787
Nippon Telegraph & Telephone Corp.	10,800	501,066
Obic Co. Ltd.	3,880	744,990
ORIX Corp.	16,480	1,626,316
Promise Co. Ltd. (d)	59,900	527,628
Ricoh Co. Ltd.	30,000	427,266
Seven & i Holdings Co., Ltd.	16,600	429,561
SOFTBANK CORP.	14,200	488,385
Sumitomo Corp.	148,700	2,139,555
Sumitomo Metal Industries Ltd.	180,000	421,053
Sumitomo Mitsui Financial Group, Inc.	50,300	1,710,200
Tokio Marine Holdings, Inc.	26,000	774,805
Tokyo Electron Ltd.	22,000	1,433,967
Tokyo Gas Co. Ltd.	429,000	1,865,899
Toyota Motor Corp.	70,000	2,881,870
USS Co. Ltd.	6,120	490,614
West Japan Railway Co.	132	503,363
Yamada Denki Co. Ltd.	9,260	628,389
TOTAL JAPAN		35,201,037
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	1,582	1,385,817
Shinhan Financial Group Co. Ltd.	15,815	700,457
Shinhan Financial Group Co. Ltd. sponsored ADR	2,200	196,262
TOTAL KOREA (SOUTH)		2,282,536
Luxembourg - 0.9%
Apera M unit (a)	1,630	66,423
Aperam (a)	590	24,191
ArcelorMittal SA:
(Netherlands)	11,800	430,395
Class A unit (d)	32,600	1,189,248
TOTAL LUXEMBOURG		1,710,257
Netherlands - 3.6%
Gemalto NV	21,398	1,081,969
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	131,968	1,502,605
sponsored ADR (a)	164,100	1,869,099
Koninklijke KPN NV	82,942	1,307,501
Randstad Holdings NV (a)	16,139	880,899
TOTAL NETHERLANDS		6,642,073
Common Stocks - continued
	Shares	Value
Norway - 1.1%
Aker Solutions ASA	86,460	$ 1,572,191
DnB NOR ASA	32,800	451,298
TOTAL NORWAY		2,023,489
Portugal - 0.7%
Energias de Portugal SA	337,291	1,295,674
Russia - 0.8%
Mechel Steel Group OAO sponsored ADR	20,500	646,365
OAO Gazprom sponsored ADR	26,900	719,844
TOTAL RUSSIA		1,366,209
Singapore - 1.7%
DBS Group Holdings Ltd.	31,585	370,862
United Overseas Bank Ltd.	126,200	1,953,377
Yanlord Land Group Ltd.	564,000	678,987
TOTAL SINGAPORE		3,003,226
South Africa - 0.2%
Impala Platinum Holdings Ltd.	12,300	348,789
Spain - 6.3%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	79,716	978,115
Banco Santander SA	77,889	953,580
Banco Santander SA:
rights (a)	77,889	14,715
sponsored ADR	277,300	3,394,152
Gestevision Telecinco SA	21,850	274,598
Iberdrola SA	249,811	2,140,865
International Consolidated Airlines Group (a)	88,300	362,615
Red Electrica Corporacion SA	10,400	530,635
Telefonica SA sponsored ADR (d)	115,200	2,894,976
TOTAL SPAIN		11,544,251
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	31,294	385,725
Switzerland - 5.1%
Lonza Group AG	8,480	667,784
Roche Holding AG (participation certificate)	23,334	3,548,973
Transocean Ltd. (a)	18,439	1,473,829
Zurich Financial Services AG	13,038	3,561,405
TOTAL SWITZERLAND		9,251,991
Common Stocks - continued
	Shares	Value
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	136,752	$ 588,636
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	196,900	598,887
Turkey - 0.2%
Turkcell Iletisim Hizmet AS sponsored ADR	22,253	344,031
United Kingdom - 19.5%
Aberdeen Asset Management PLC	202,260	720,788
Aegis Group PLC	342,500	765,248
Anglo American PLC (United Kingdom)	50,017	2,453,360
AstraZeneca PLC sponsored ADR (d)	9,300	454,770
Aviva PLC	110,728	787,374
BAE Systems PLC	158,200	866,563
Barclays PLC	614,491	2,877,585
BP PLC sponsored ADR	97,500	4,628,325
Centrica PLC	99,225	508,397
GlaxoSmithKline PLC sponsored ADR	58,300	2,118,039
HSBC Holdings PLC sponsored ADR	23,170	1,266,009
Imperial Tobacco Group PLC	24,643	704,135
International Power PLC	69,857	473,056
Lloyds Banking Group PLC (a)	727,600	735,743
Misys PLC	66,500	361,388
Prudential PLC	113,283	1,227,448
Rio Tinto PLC	17,302	1,188,084
Royal Dutch Shell PLC Class A sponsored ADR	104,200	7,397,162
Tesco PLC	78,377	505,519
Vedanta Resources PLC	27,600	1,004,350
Vodafone Group PLC sponsored ADR	138,412	3,925,364
Wolseley PLC (a)	17,762	619,324
TOTAL UNITED KINGDOM		35,588,031
TOTAL COMMON STOCKS (Cost $179,995,075)		178,877,913
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.1%
Volkswagen AG	1,600	258,467
Italy - 0.9%
Fiat Industrial SpA (a)	45,300	413,025
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA (Risparmio Shares)	45,300	$ 345,738
Telecom Italia SpA (Risparmio Shares)	680,500	810,160
TOTAL ITALY		1,568,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,665,864)		1,827,390
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.19% (b)	1,582,926	1,582,926
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	5,255,300	5,255,300
TOTAL MONEY MARKET FUNDS (Cost $6,838,226)		6,838,226
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $188,499,165)		187,543,529
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(5,234,796)
NET ASSETS - 100%		$ 182,308,733
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 485
Fidelity Securities Lending Cash Central Fund	21,456
Total	$ 21,941
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 35,588,031	$ 28,771,797	$ 6,816,234	$ -
Japan	35,201,037	25,829,642	9,371,395	-
France	18,610,704	18,610,704	-	-
Germany	13,248,241	13,248,241	-	-
Spain	11,544,251	10,590,671	953,580	-
Switzerland	9,251,991	9,251,991	-	-
Hong Kong	6,902,534	6,094,530	808,004	-
Netherlands	6,642,073	5,139,468	1,502,605	-
Canada	5,116,377	5,116,377	-	-
Other	38,600,064	34,899,971	3,700,093	-
Money Market Funds	6,838,226	6,838,226	-	-
Total Investments in Securities:	$ 187,543,529	$ 164,391,618	$ 23,151,911	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $189,949,027. Net unrealized depreciation aggregated $2,405,498, of which $21,543,007 related to appreciated investment securities and $23,948,505 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Japan Fund

January 31, 2011

1.813056.106

JPN-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 6.5%
Bridgestone Corp.	158,100	$ 3,035,643
Denso Corp.	423,900	15,596,711
NOK Corp.	141,600	2,849,942
Stanley Electric Co. Ltd.	457,000	8,563,182
Toyoda Gosei Co. Ltd.	295,700	6,902,549
		36,948,027
Automobiles - 5.1%
Honda Motor Co. Ltd.	323,400	13,939,249
Toyota Motor Corp.	361,500	14,882,800
		28,822,049
Hotels, Restaurants & Leisure - 0.3%
Saizeriya Co. Ltd.	100,800	1,987,018
Household Durables - 1.3%
Sekisui House Ltd.	757,000	7,368,945
Leisure Equipment & Products - 2.0%
Nikon Corp.	297,800	6,893,519
Sega Sammy Holdings, Inc.	218,200	4,370,380
		11,263,899
Media - 1.3%
Fuji Media Holdings, Inc.	4,791	7,436,323
Multiline Retail - 2.1%
Isetan Mitsukoshi Holdings Ltd.	371,140	4,164,473
Ryohin Keikaku Co. Ltd.	77,600	3,337,329
Takashimaya Co. Ltd.	552,000	4,546,199
		12,048,001
Specialty Retail - 2.3%
Honeys Co. Ltd.	121,040	1,538,069
Nishimatsuya Chain Co. Ltd.	390,600	3,502,456
Shimachu Co. Ltd.	126,100	2,834,485
Xebio Co. Ltd.	108,200	2,472,992
Yamada Denki Co. Ltd.	37,520	2,546,131
		12,894,133
TOTAL CONSUMER DISCRETIONARY		118,768,395
CONSUMER STAPLES - 4.7%
Beverages - 1.1%
Coca-Cola West Co. Ltd.	84,700	1,542,721
Kirin Holdings Co. Ltd.	340,000	4,573,099
		6,115,820
Food & Staples Retailing - 2.8%
FamilyMart Co. Ltd.	173,300	6,439,632
Lawson, Inc.	144,500	7,209,156
Seven & i Holdings Co., Ltd.	98,900	2,559,254
		16,208,042

	Shares	Value
Personal Products - 0.8%
Kao Corp.	86,400	$ 2,257,895
Kose Corp.	83,200	2,117,505
		4,375,400
TOTAL CONSUMER STAPLES		26,699,262
FINANCIALS - 31.3%
Capital Markets - 1.0%
Matsui Securities Co. Ltd.	606,800	4,029,069
Nomura Holdings, Inc.	289,600	1,765,883
		5,794,952
Commercial Banks - 16.3%
Chiba Bank Ltd.	1,064,000	6,624,074
Mitsubishi UFJ Financial Group, Inc.	4,801,600	24,939,114
Mizuho Financial Group, Inc.	6,672,400	12,881,431
Seven Bank Ltd.	3,266	7,369,191
Sumitomo Mitsui Financial Group, Inc.	650,000	22,099,997
Sumitomo Trust & Banking Co. Ltd.	3,031,000	18,279,057
		92,192,864
Consumer Finance - 1.5%
Credit Saison Co. Ltd.	512,800	8,777,827
Diversified Financial Services - 3.0%
ORIX Corp.	174,320	17,202,632
Insurance - 4.6%
MS&AD Insurance Group Holdings, Inc.	204,200	4,856,218
NKSJ Holdings, Inc.	1,224,000	8,350,877
Sony Financial Holdings, Inc.	746	2,758,419
T&D Holdings, Inc.	412,550	10,379,091
		26,344,605
Real Estate Investment Trusts - 1.4%
Japan Prime Realty Investment Corp.	764	2,046,828
Japan Real Estate Investment Corp.	280	2,800,682
Nomura Real Estate Office Fund, Inc.	409	2,905,056
		7,752,566
Real Estate Management & Development - 3.5%
Mitsubishi Estate Co. Ltd.	571,000	10,782,773
Mitsui Fudosan Co. Ltd.	432,000	8,778,947
		19,561,720
TOTAL FINANCIALS		177,627,166
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Alfresa Holdings Corp.	63,900	2,635,252
INDUSTRIALS - 19.3%
Air Freight & Logistics - 0.6%
Yamato Holdings Co. Ltd.	239,000	3,628,095
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
Asahi Glass Co. Ltd.	11,000	$ 137,098
Daikin Industries Ltd.	119,700	4,135,833
		4,272,931
Construction & Engineering - 0.4%
Kandenko Co. Ltd.	327,000	2,107,493
Electrical Equipment - 3.0%
Mitsubishi Electric Corp.	925,000	10,198,891
Sumitomo Electric Industries Ltd.	479,400	6,962,047
		17,160,938
Machinery - 2.9%
Fanuc Ltd.	37,700	5,952,632
Kubota Corp.	501,000	5,096,674
Makita Corp.	48,200	2,087,610
NSK Ltd.	370,000	3,543,129
		16,680,045
Marine - 0.7%
Iino Kaiun Kaisha Ltd.	331,700	1,507,360
Mitsui OSK Lines Ltd.	368,000	2,398,636
		3,905,996
Road & Rail - 1.0%
East Japan Railway Co.	89,900	5,936,379
Trading Companies & Distributors - 7.9%
Itochu Corp.	1,009,900	10,975,034
Mitsubishi Corp.	496,300	13,816,344
Mitsui & Co. Ltd.	870,200	14,630,556
Sumitomo Corp.	363,000	5,222,990
		44,644,924
Transportation Infrastructure - 2.0%
The Sumitomo Warehouse Co. Ltd.	2,134,000	11,309,576
TOTAL INDUSTRIALS		109,646,377
INFORMATION TECHNOLOGY - 13.3%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	445,000	2,770,407
Toshiba Corp.	347,000	2,050,378
		4,820,785
Electronic Equipment & Components - 6.6%
Ibiden Co. Ltd.	360,000	12,166,667
Nippon Electric Glass Co. Ltd.	315,500	4,747,107
Shimadzu Corp.	180,000	1,423,246
Yamatake Corp.	514,000	11,935,721
Yaskawa Electric Corp.	649,000	7,013,438
		37,286,179

	Shares	Value
Internet Software & Services - 0.3%
Kakaku.com, Inc.	304	$ 1,716,667
Office Electronics - 3.3%
Canon, Inc.	343,900	16,928,041
Konica Minolta Holdings, Inc.	166,000	1,601,754
		18,529,795
Semiconductors & Semiconductor Equipment - 1.6%
Tokyo Electron Ltd.	139,200	9,073,100
Software - 0.7%
Nintendo Co. Ltd.	13,800	3,729,094
TOTAL INFORMATION TECHNOLOGY		75,155,620
MATERIALS - 8.1%
Chemicals - 6.3%
JSR Corp.	506,900	10,449,254
Mitsubishi Chemical Holdings Corp.	491,000	3,421,686
Nissan Chemical Industries Co. Ltd.	409,100	5,053,940
Nitto Denko Corp.	122,100	6,084,174
Shin-Etsu Chemical Co., Ltd.	127,500	7,176,535
Tokai Carbon Co. Ltd.	597,000	3,498,502
		35,684,091
Metals & Mining - 1.8%
Nippon Steel Corp.	1,316,000	4,489,279
Sumitomo Metal Industries Ltd.	2,282,000	5,338,012
Yamato Kogyo Co. Ltd.	6,900	207,471
		10,034,762
TOTAL MATERIALS		45,718,853
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
NTT DoCoMo, Inc.	5,478	9,796,015
UTILITIES - 0.1%
Electric Utilities - 0.1%
Tokyo Electric Power Co.	15,100	367,014
TOTAL COMMON STOCKS (Cost $619,747,632)		566,413,954
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a) (Cost $6,174,995)	6,174,995	$ 6,174,995
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $625,922,627)	572,588,949
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(5,576,374)
NET ASSETS - 100%	$ 567,012,575
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,862
Fidelity Securities Lending Cash Central Fund	272
Total	$ 7,134
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,768,395	$ 89,946,346	$ 28,822,049	$ -
Consumer Staples	26,699,262	26,699,262	-	-
Financials	177,627,166	115,940,741	61,686,425	-
Health Care	2,635,252	2,635,252	-	-
Industrials	109,646,377	109,646,377	-	-
Information Technology	75,155,620	58,227,579	16,928,041	-
Materials	45,718,853	45,718,853	-	-
Telecommunication Services	9,796,015	-	9,796,015	-
Utilities	367,014	367,014	-	-
Money Market Funds	6,174,995	6,174,995	-	-
Total Investments in Securities:	$ 572,588,949	$ 455,356,419	$ 117,232,530	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $652,747,669. Net unrealized depreciation aggregated $80,158,720, of which $35,220,355 related to appreciated investment securities and $115,379,075 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Japan Fund

1.813049.106

AJAF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 6.5%
Bridgestone Corp.	158,100	$ 3,035,643
Denso Corp.	423,900	15,596,711
NOK Corp.	141,600	2,849,942
Stanley Electric Co. Ltd.	457,000	8,563,182
Toyoda Gosei Co. Ltd.	295,700	6,902,549
		36,948,027
Automobiles - 5.1%
Honda Motor Co. Ltd.	323,400	13,939,249
Toyota Motor Corp.	361,500	14,882,800
		28,822,049
Hotels, Restaurants & Leisure - 0.3%
Saizeriya Co. Ltd.	100,800	1,987,018
Household Durables - 1.3%
Sekisui House Ltd.	757,000	7,368,945
Leisure Equipment & Products - 2.0%
Nikon Corp.	297,800	6,893,519
Sega Sammy Holdings, Inc.	218,200	4,370,380
		11,263,899
Media - 1.3%
Fuji Media Holdings, Inc.	4,791	7,436,323
Multiline Retail - 2.1%
Isetan Mitsukoshi Holdings Ltd.	371,140	4,164,473
Ryohin Keikaku Co. Ltd.	77,600	3,337,329
Takashimaya Co. Ltd.	552,000	4,546,199
		12,048,001
Specialty Retail - 2.3%
Honeys Co. Ltd.	121,040	1,538,069
Nishimatsuya Chain Co. Ltd.	390,600	3,502,456
Shimachu Co. Ltd.	126,100	2,834,485
Xebio Co. Ltd.	108,200	2,472,992
Yamada Denki Co. Ltd.	37,520	2,546,131
		12,894,133
TOTAL CONSUMER DISCRETIONARY		118,768,395
CONSUMER STAPLES - 4.7%
Beverages - 1.1%
Coca-Cola West Co. Ltd.	84,700	1,542,721
Kirin Holdings Co. Ltd.	340,000	4,573,099
		6,115,820
Food & Staples Retailing - 2.8%
FamilyMart Co. Ltd.	173,300	6,439,632
Lawson, Inc.	144,500	7,209,156
Seven & i Holdings Co., Ltd.	98,900	2,559,254
		16,208,042

	Shares	Value
Personal Products - 0.8%
Kao Corp.	86,400	$ 2,257,895
Kose Corp.	83,200	2,117,505
		4,375,400
TOTAL CONSUMER STAPLES		26,699,262
FINANCIALS - 31.3%
Capital Markets - 1.0%
Matsui Securities Co. Ltd.	606,800	4,029,069
Nomura Holdings, Inc.	289,600	1,765,883
		5,794,952
Commercial Banks - 16.3%
Chiba Bank Ltd.	1,064,000	6,624,074
Mitsubishi UFJ Financial Group, Inc.	4,801,600	24,939,114
Mizuho Financial Group, Inc.	6,672,400	12,881,431
Seven Bank Ltd.	3,266	7,369,191
Sumitomo Mitsui Financial Group, Inc.	650,000	22,099,997
Sumitomo Trust & Banking Co. Ltd.	3,031,000	18,279,057
		92,192,864
Consumer Finance - 1.5%
Credit Saison Co. Ltd.	512,800	8,777,827
Diversified Financial Services - 3.0%
ORIX Corp.	174,320	17,202,632
Insurance - 4.6%
MS&AD Insurance Group Holdings, Inc.	204,200	4,856,218
NKSJ Holdings, Inc.	1,224,000	8,350,877
Sony Financial Holdings, Inc.	746	2,758,419
T&D Holdings, Inc.	412,550	10,379,091
		26,344,605
Real Estate Investment Trusts - 1.4%
Japan Prime Realty Investment Corp.	764	2,046,828
Japan Real Estate Investment Corp.	280	2,800,682
Nomura Real Estate Office Fund, Inc.	409	2,905,056
		7,752,566
Real Estate Management & Development - 3.5%
Mitsubishi Estate Co. Ltd.	571,000	10,782,773
Mitsui Fudosan Co. Ltd.	432,000	8,778,947
		19,561,720
TOTAL FINANCIALS		177,627,166
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Alfresa Holdings Corp.	63,900	2,635,252
INDUSTRIALS - 19.3%
Air Freight & Logistics - 0.6%
Yamato Holdings Co. Ltd.	239,000	3,628,095
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
Asahi Glass Co. Ltd.	11,000	$ 137,098
Daikin Industries Ltd.	119,700	4,135,833
		4,272,931
Construction & Engineering - 0.4%
Kandenko Co. Ltd.	327,000	2,107,493
Electrical Equipment - 3.0%
Mitsubishi Electric Corp.	925,000	10,198,891
Sumitomo Electric Industries Ltd.	479,400	6,962,047
		17,160,938
Machinery - 2.9%
Fanuc Ltd.	37,700	5,952,632
Kubota Corp.	501,000	5,096,674
Makita Corp.	48,200	2,087,610
NSK Ltd.	370,000	3,543,129
		16,680,045
Marine - 0.7%
Iino Kaiun Kaisha Ltd.	331,700	1,507,360
Mitsui OSK Lines Ltd.	368,000	2,398,636
		3,905,996
Road & Rail - 1.0%
East Japan Railway Co.	89,900	5,936,379
Trading Companies & Distributors - 7.9%
Itochu Corp.	1,009,900	10,975,034
Mitsubishi Corp.	496,300	13,816,344
Mitsui & Co. Ltd.	870,200	14,630,556
Sumitomo Corp.	363,000	5,222,990
		44,644,924
Transportation Infrastructure - 2.0%
The Sumitomo Warehouse Co. Ltd.	2,134,000	11,309,576
TOTAL INDUSTRIALS		109,646,377
INFORMATION TECHNOLOGY - 13.3%
Computers & Peripherals - 0.8%
Fujitsu Ltd.	445,000	2,770,407
Toshiba Corp.	347,000	2,050,378
		4,820,785
Electronic Equipment & Components - 6.6%
Ibiden Co. Ltd.	360,000	12,166,667
Nippon Electric Glass Co. Ltd.	315,500	4,747,107
Shimadzu Corp.	180,000	1,423,246
Yamatake Corp.	514,000	11,935,721
Yaskawa Electric Corp.	649,000	7,013,438
		37,286,179

	Shares	Value
Internet Software & Services - 0.3%
Kakaku.com, Inc.	304	$ 1,716,667
Office Electronics - 3.3%
Canon, Inc.	343,900	16,928,041
Konica Minolta Holdings, Inc.	166,000	1,601,754
		18,529,795
Semiconductors & Semiconductor Equipment - 1.6%
Tokyo Electron Ltd.	139,200	9,073,100
Software - 0.7%
Nintendo Co. Ltd.	13,800	3,729,094
TOTAL INFORMATION TECHNOLOGY		75,155,620
MATERIALS - 8.1%
Chemicals - 6.3%
JSR Corp.	506,900	10,449,254
Mitsubishi Chemical Holdings Corp.	491,000	3,421,686
Nissan Chemical Industries Co. Ltd.	409,100	5,053,940
Nitto Denko Corp.	122,100	6,084,174
Shin-Etsu Chemical Co., Ltd.	127,500	7,176,535
Tokai Carbon Co. Ltd.	597,000	3,498,502
		35,684,091
Metals & Mining - 1.8%
Nippon Steel Corp.	1,316,000	4,489,279
Sumitomo Metal Industries Ltd.	2,282,000	5,338,012
Yamato Kogyo Co. Ltd.	6,900	207,471
		10,034,762
TOTAL MATERIALS		45,718,853
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
NTT DoCoMo, Inc.	5,478	9,796,015
UTILITIES - 0.1%
Electric Utilities - 0.1%
Tokyo Electric Power Co.	15,100	367,014
TOTAL COMMON STOCKS (Cost $619,747,632)		566,413,954
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a) (Cost $6,174,995)	6,174,995	$ 6,174,995
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $625,922,627)	572,588,949
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(5,576,374)
NET ASSETS - 100%	$ 567,012,575
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,862
Fidelity Securities Lending Cash Central Fund	272
Total	$ 7,134
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,768,395	$ 89,946,346	$ 28,822,049	$ -
Consumer Staples	26,699,262	26,699,262	-	-
Financials	177,627,166	115,940,741	61,686,425	-
Health Care	2,635,252	2,635,252	-	-
Industrials	109,646,377	109,646,377	-	-
Information Technology	75,155,620	58,227,579	16,928,041	-
Materials	45,718,853	45,718,853	-	-
Telecommunication Services	9,796,015	-	9,796,015	-
Utilities	367,014	367,014	-	-
Money Market Funds	6,174,995	6,174,995	-	-
Total Investments in Securities:	$ 572,588,949	$ 455,356,419	$ 117,232,530	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $652,747,669. Net unrealized depreciation aggregated $80,158,720, of which $35,220,355 related to appreciated investment securities and $115,379,075 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Japan Smaller Companies Fund

January 31, 2011

1.813017.106

JSC-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
CONSUMER DISCRETIONARY - 29.0%
Auto Components - 5.3%
Nippon Seiki Co. Ltd.	47,000	$ 569,176
Stanley Electric Co. Ltd.	865,300	16,213,833
Yachiyo Industry Co. Ltd.	86,800	744,483
		17,527,492
Automobiles - 6.2%
Honda Motor Co. Ltd.	424,400	18,292,573
Mazda Motor Corp.	834,000	2,458,918
		20,751,491
Household Durables - 3.3%
Arnest One Corp.	579,800	7,530,054
Haseko Corp. (a)	1,512,000	1,400,000
Hitachi Koki Co. Ltd.	209,800	2,093,399
		11,023,453
Internet & Catalog Retail - 7.3%
DeNA Co. Ltd.	423,700	15,274,468
Start Today Co. Ltd.	574,900	8,867,244
		24,141,712
Media - 1.5%
CyberAgent, Inc.	1,328	3,745,517
Opt, Inc.	572	793,748
Proto Corp.	9,100	398,568
		4,937,833
Specialty Retail - 4.8%
ABC-Mart, Inc.	52,400	1,904,990
Bals Corp.	941	918,300
Bell-Park Co., Ltd.	439	684,600
MEGANE TOP CO. LTD. (d)	261,390	2,554,030
Otsuka Kagu Ltd.	44,600	472,734
Pal Co. Ltd.	73,500	2,559,247
Point, Inc.	152,420	6,963,633
		16,057,534
Textiles, Apparel & Luxury Goods - 0.6%
Fuji Spinning Co. Ltd.	672,000	1,244,444
Japan Vilene Co. Ltd.	144,000	761,404
		2,005,848
TOTAL CONSUMER DISCRETIONARY		96,445,363
CONSUMER STAPLES - 3.5%
Household Products - 3.5%
Pigeon Corp. (d)	334,900	10,196,334
Uni-Charm Corp.	40,600	1,563,060
		11,759,394
FINANCIALS - 25.9%
Capital Markets - 1.0%
Mizuho Securities Co. Ltd.	986,000	2,594,737
SBI Holdings, Inc.	5,915	789,099
		3,383,836

	Shares	Value
Commercial Banks - 8.0%
Mizuho Financial Group, Inc.	8,372,200	$ 16,162,988
Sumitomo Mitsui Financial Group, Inc.	304,400	10,349,599
		26,512,587
Consumer Finance - 1.4%
Aeon Credit Service Co. Ltd.	335,900	4,710,294
Diversified Financial Services - 9.7%
Japan Securities Finance Co. Ltd.	343,100	2,508,041
ORIX Corp.	177,150	17,481,908
Osaka Securities Exchange Co. Ltd.	2,430	12,419,408
		32,409,357
Insurance - 1.2%
Fuji Fire & Marine Insurance Co. Ltd. (a)	2,835,000	3,868,421
Real Estate Management & Development - 4.6%
Airport Facilities Co. Ltd.	161,400	725,592
Takara Leben Co. Ltd.	1,210,200	10,143,977
Toc Co. Ltd.	102,300	447,438
Toho Real Estate Co. Ltd.	45,200	325,453
Tokyo Tatemono Co. Ltd.	417,000	1,915,314
Tokyu Land Corp.	321,000	1,646,455
		15,204,229
TOTAL FINANCIALS		86,088,724
HEALTH CARE - 2.3%
Biotechnology - 2.0%
Sosei Group Corp. (a)(d)	3,690	6,527,632
Health Care Equipment & Supplies - 0.1%
Sysmex Corp.	500	32,651
Terumo Corp.	4,000	207,115
		239,766
Pharmaceuticals - 0.2%
Rohto Pharmaceutical Co. Ltd.	60,000	687,866
TOTAL HEALTH CARE		7,455,264
INDUSTRIALS - 12.5%
Airlines - 1.5%
Skymark Airlines, Inc. (a)	315,900	5,068,717
Building Products - 4.7%
Asahi Glass Co. Ltd.	170,000	2,118,787
Daikin Industries Ltd.	240,500	8,309,674
Nichias Corp.	789,000	4,402,559
Shinko Kogyo Co. Ltd.	206,000	798,099
		15,629,119
Construction & Engineering - 0.1%
Yahagi Construction Co. Ltd.	48,900	290,731
Electrical Equipment - 0.7%
Nidec Corp.	15,500	1,465,587
Nippon Carbon Co. Ltd.	305,000	917,824
		2,383,411
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 4.4%
HIRANO TECSEED Co. Ltd.	185,000	$ 3,137,427
Hoshizaki Electric Co. Ltd.	80,700	1,523,940
Komatsu Ltd.	22,700	675,911
Kubota Corp.	224,000	2,278,752
Makita Corp.	56,300	2,438,432
Miura Co. Ltd.	36,000	998,684
Nitta Corp.	170,500	3,408,754
		14,461,900
Marine - 0.1%
Japan Transcity Corp.	54,000	203,289
Professional Services - 0.5%
Fullcast Holdings Co. Ltd. (a)(d)	5,163	1,790,821
Trading Companies & Distributors - 0.5%
JFE Shoji Holdings, Inc.	69,000	333,735
Mitsui & Co. Ltd.	84,900	1,427,412
		1,761,147
TOTAL INDUSTRIALS		41,589,135
INFORMATION TECHNOLOGY - 17.5%
Computers & Peripherals - 1.8%
Mutoh Holdings Co. Ltd. (a)	240,000	584,795
Toshiba Corp.	831,000	4,910,271
Wacom Co. Ltd.	200	333,090
		5,828,156
Electronic Equipment & Components - 2.5%
Origin Electric Co. Ltd.	605,000	3,891,813
Shinko Shoji Co. Ltd.	65,500	569,773
Taiyo Yuden Co. Ltd.	89,000	1,347,795
TDK Corp.	39,900	2,620,139
		8,429,520
Internet Software & Services - 6.3%
GREE, Inc. (d)	1,041,900	16,717,621
Kakaku.com, Inc.	742	4,190,022
		20,907,643
IT Services - 0.8%
CAC Corp.	64,500	505,281
NEC Fielding Ltd.	33,300	403,673
Net One Systems Co. Ltd.	1,207	1,902,848
		2,811,802
Office Electronics - 1.5%
Canon, Inc.	102,600	5,050,355
Semiconductors & Semiconductor Equipment - 4.6%
Elpida Memory, Inc. (a)(d)	260,600	3,771,842
Ferrotec Corp.	215,000	2,870,858
Samco, Inc.	32,800	482,329

	Shares	Value
Shinko Electric Industries Co.Ltd.	511,400	$ 5,763,219
Tokyo Electron Ltd.	34,700	2,261,757
		15,150,005
TOTAL INFORMATION TECHNOLOGY		58,177,481
MATERIALS - 9.7%
Chemicals - 4.9%
Kanto Denka Kogyo Co. Ltd. (d)	671,000	5,714,291
Nippon Soda Co. Ltd.	102,000	484,649
Nitto Denko Corp.	37,800	1,883,553
Stella Chemifa Corp.	113,200	5,247,637
Toda Kogyo Corp. (d)	252,000	2,769,298
		16,099,428
Metals & Mining - 4.8%
Chuo Denki Kogyo Co. Ltd.	137,500	845,973
Hitachi Metals Ltd.	311,000	3,656,372
Sumitomo Metal Mining Co. Ltd.	439,000	7,193,652
Toyo Kohan Co. Ltd.	357,000	2,244,298
Yamato Kogyo Co. Ltd.	70,700	2,125,824
		16,066,119
TOTAL MATERIALS		32,165,547
TOTAL COMMON STOCKS (Cost $280,043,459)		333,680,908
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.19% (b)	525,629	525,629
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	15,417,357	15,417,357
TOTAL MONEY MARKET FUNDS (Cost $15,942,986)		15,942,986
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $44,000)	$ 44,000	44,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $296,030,445)	349,667,894
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(17,129,369)
NET ASSETS - 100%	$ 332,538,525
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,000 due 2/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 10,041
Barclays Capital, Inc.	1,050
Credit Agricole Securities (USA), Inc.	7,930
Deutsche Bank Securities, Inc.	1,982
HSBC Securities (USA), Inc.	11,896
J.P. Morgan Securities, Inc.	7,930
Mizuho Securities USA, Inc.	2,775
Wells Fargo Securities LLC	396
$ 44,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,586
Fidelity Securities Lending Cash Central Fund	34,635
Total	$ 36,221
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 96,445,363	$ 78,152,790	$ 18,292,573	$ -
Consumer Staples	11,759,394	11,759,394	-	-
Financials	86,088,724	59,576,137	26,512,587	-
Health Care	7,455,264	7,455,264	-	-
Industrials	41,589,135	40,123,548	1,465,587	-
Information Technology	58,177,481	53,127,126	5,050,355	-
Materials	32,165,547	32,165,547	-	-
Money Market Funds	15,942,986	15,942,986	-	-
Cash Equivalents	44,000	-	44,000	-
Total Investments in Securities:	$ 349,667,894	$ 298,302,792	$ 51,365,102	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $305,295,123. Net unrealized appreciation aggregated $44,372,771, of which $56,177,824 related to appreciated investment securities and $11,805,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Latin America Fund

January 31, 2011

1.813035.106

LAF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Bermuda - 0.7%
Credicorp Ltd. (NY Shares)	286,900	$ 29,912,194
Brazil - 59.5%
AES Tiete SA (PN) (non-vtg.)	5,745,745	80,905,603
Banco Bradesco SA:
(PN)	3,290,316	60,774,652
(PN) sponsored ADR	4,716,722	89,240,380
Banco do Estado do Rio Grande do Sul SA	100	984
BR Malls Participacoes SA	1,493,400	13,613,002
Brascan Residential Properties SA	4,234,400	19,502,364
Brasil Foods SA	1,924,400	31,563,622
Brasil Insurance Participacoes e Administracao SA	11,300	12,767,136
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	484,057	7,967,578
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	6,382,730	170,418,891
sponsored ADR (d)	352,525	7,790,803
Companhia de Concessoes Rodoviarias	1,945,600	53,706,727
CPFL Energia SA sponsored ADR (d)	420,967	31,660,928
Drogasil SA	651,400	4,687,736
Eletropaulo Metropolitana SA (PN-B)	997,020	19,432,174
Gerdau SA	390,500	3,817,181
Gerdau SA sponsored ADR	341,057	4,519,005
Itau Unibanco Banco Multiplo SA	3,585,931	76,535,703
Itau Unibanco Banco Multiplo SA:
ADR	11,649,603	250,466,465
ADR (a)(e)	590,300	12,691,450
Itausa-Investimentos Itau SA (PN)	4,987,700	35,265,357
Light SA	695,700	10,910,078
Lojas Americanas SA (PN)	7,822,600	62,815,361
Multiplan Empreendimentos Imobiliarios SA	555,800	10,662,694
Multiplus SA	1,836,300	34,336,332
Odontoprev SA	2,057,500	27,762,369
OGX Petroleo e Gas Participacoes SA (a)	4,203,300	43,381,585
Petroleo Brasileiro SA - Petrobras:
(ON)	938,228	16,907,797
(ON) sponsored ADR	5,079,420	186,567,097
(PN) (non-vtg.)	9,078,671	147,490,973
(PN) sponsored ADR (non-vtg.)	3,791,961	126,082,703
Souza Cruz Industria Comerico	2,115,100	100,992,061
TAM SA (PN) sponsored ADR (ltd. vtg.)	2,776,336	61,079,392
TIM Participacoes SA	6,855,400	25,324,896
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	1,963,172	74,600,536
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,195,650	17,918,617
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,153,600	48,398,470
Vale SA:
(PN-A)	1,813,500	55,454,492

	Shares	Value
(PN-A) sponsored ADR	7,709,345	$ 238,835,508
sponsored ADR	5,103,500	177,754,905
Vivo Participacoes SA:
(PN)	806,938	27,099,567
sponsored ADR	1,261,841	42,953,068
TOTAL BRAZIL		2,524,656,242
Canada - 1.0%
Petrominerales Ltd.	770,800	30,058,967
Silver Standard Resources, Inc. (a)	506,800	11,686,810
TOTAL CANADA		41,745,777
Chile - 12.1%
Banco Santander Chile sponsored ADR	1,323,100	112,304,728
CAP SA	2,940,288	146,649,268
Cencosud SA	6,940,914	46,828,177
Compania Cervecerias Unidas SA	3,869,596	41,883,243
Compania Cervecerias Unidas SA sponsored ADR	241,700	13,117,059
Empresa Nacional de Electricidad SA	7,518,537	13,023,622
Empresas La Polar SA	1,801,860	11,071,443
Enersis SA	45,750,203	19,031,020
Enersis SA sponsored ADR	3,078,747	63,914,788
SACI Falabella	4,501,497	44,996,329
TOTAL CHILE		512,819,677
Colombia - 3.0%
BanColombia SA sponsored ADR	993,200	58,042,608
Bolsa de Valores de Colombia	385,727,359	8,469,359
Ecopetrol SA	27,756,465	59,012,077
Ecopetrol SA ADR (d)	97,600	4,171,424
TOTAL COLOMBIA		129,695,468
Luxembourg - 1.5%
Millicom International Cellular SA	322,113	30,037,037
Ternium SA sponsored ADR (d)	867,307	33,772,935
TOTAL LUXEMBOURG		63,809,972
Mexico - 16.9%
America Movil SAB de CV:
Series L	2,590,600	7,376,886
Series L sponsored ADR	6,064,614	345,622,348
Bolsa Mexicana de Valores SA de CV	14,054,300	29,734,438
Coca-Cola FEMSA SAB de CV sponsored ADR (d)	449,000	35,551,820
Compartamos SAB de CV (a)	4,876,400	9,814,533
Fomento Economico Mexicano SAB de CV sponsored ADR	225,258	11,954,442
Grupo Comercial Chedraui de CV (a)	5,790,100	17,885,879
Grupo Modelo SAB de CV Series C	5,249,300	32,348,446
Industrias Penoles SA de CV	611,955	20,284,009
Common Stocks - continued
	Shares	Value
Mexico - continued
Kimberly-Clark de Mexico SA de CV Series A	6,044,900	$ 33,385,154
Wal-Mart de Mexico SA de CV Series V	61,686,670	171,334,914
TOTAL MEXICO		715,292,869
Peru - 1.7%
Compania de Minas Buenaventura SA sponsored ADR	1,737,300	71,229,300
United States of America - 1.7%
First Cash Financial Services, Inc. (a)	567,126	18,709,487
Southern Copper Corp.	1,155,100	51,771,582
TOTAL UNITED STATES OF AMERICA		70,481,069
TOTAL COMMON STOCKS (Cost $2,167,390,140)		4,159,642,568
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.19% (b)	6,820,694	6,820,694
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	45,817,950	45,817,950
TOTAL MONEY MARKET FUNDS (Cost $52,638,644)		52,638,644
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,220,028,784)		4,212,281,212
NET OTHER ASSETS (LIABILITIES) - 0.7%		27,658,538
NET ASSETS - 100%		$ 4,239,939,750
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,691,450 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,060
Fidelity Securities Lending Cash Central Fund	219,353
Total	$ 251,413
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $2,261,743,049. Net unrealized appreciation aggregated $1,950,538,163, of which $1,973,610,894 related to appreciated investment securities and $23,072,731 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Latin America Fund

1.917425.100

FALAA-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Bermuda - 0.7%
Credicorp Ltd. (NY Shares)	286,900	$ 29,912,194
Brazil - 59.5%
AES Tiete SA (PN) (non-vtg.)	5,745,745	80,905,603
Banco Bradesco SA:
(PN)	3,290,316	60,774,652
(PN) sponsored ADR	4,716,722	89,240,380
Banco do Estado do Rio Grande do Sul SA	100	984
BR Malls Participacoes SA	1,493,400	13,613,002
Brascan Residential Properties SA	4,234,400	19,502,364
Brasil Foods SA	1,924,400	31,563,622
Brasil Insurance Participacoes e Administracao SA	11,300	12,767,136
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	484,057	7,967,578
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	6,382,730	170,418,891
sponsored ADR (d)	352,525	7,790,803
Companhia de Concessoes Rodoviarias	1,945,600	53,706,727
CPFL Energia SA sponsored ADR (d)	420,967	31,660,928
Drogasil SA	651,400	4,687,736
Eletropaulo Metropolitana SA (PN-B)	997,020	19,432,174
Gerdau SA	390,500	3,817,181
Gerdau SA sponsored ADR	341,057	4,519,005
Itau Unibanco Banco Multiplo SA	3,585,931	76,535,703
Itau Unibanco Banco Multiplo SA:
ADR	11,649,603	250,466,465
ADR (a)(e)	590,300	12,691,450
Itausa-Investimentos Itau SA (PN)	4,987,700	35,265,357
Light SA	695,700	10,910,078
Lojas Americanas SA (PN)	7,822,600	62,815,361
Multiplan Empreendimentos Imobiliarios SA	555,800	10,662,694
Multiplus SA	1,836,300	34,336,332
Odontoprev SA	2,057,500	27,762,369
OGX Petroleo e Gas Participacoes SA (a)	4,203,300	43,381,585
Petroleo Brasileiro SA - Petrobras:
(ON)	938,228	16,907,797
(ON) sponsored ADR	5,079,420	186,567,097
(PN) (non-vtg.)	9,078,671	147,490,973
(PN) sponsored ADR (non-vtg.)	3,791,961	126,082,703
Souza Cruz Industria Comerico	2,115,100	100,992,061
TAM SA (PN) sponsored ADR (ltd. vtg.)	2,776,336	61,079,392
TIM Participacoes SA	6,855,400	25,324,896
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	1,963,172	74,600,536
Usinas Siderurgicas de Minas Gerais SA - Usiminas	1,195,650	17,918,617
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,153,600	48,398,470
Vale SA:
(PN-A)	1,813,500	55,454,492

	Shares	Value
(PN-A) sponsored ADR	7,709,345	$ 238,835,508
sponsored ADR	5,103,500	177,754,905
Vivo Participacoes SA:
(PN)	806,938	27,099,567
sponsored ADR	1,261,841	42,953,068
TOTAL BRAZIL		2,524,656,242
Canada - 1.0%
Petrominerales Ltd.	770,800	30,058,967
Silver Standard Resources, Inc. (a)	506,800	11,686,810
TOTAL CANADA		41,745,777
Chile - 12.1%
Banco Santander Chile sponsored ADR	1,323,100	112,304,728
CAP SA	2,940,288	146,649,268
Cencosud SA	6,940,914	46,828,177
Compania Cervecerias Unidas SA	3,869,596	41,883,243
Compania Cervecerias Unidas SA sponsored ADR	241,700	13,117,059
Empresa Nacional de Electricidad SA	7,518,537	13,023,622
Empresas La Polar SA	1,801,860	11,071,443
Enersis SA	45,750,203	19,031,020
Enersis SA sponsored ADR	3,078,747	63,914,788
SACI Falabella	4,501,497	44,996,329
TOTAL CHILE		512,819,677
Colombia - 3.0%
BanColombia SA sponsored ADR	993,200	58,042,608
Bolsa de Valores de Colombia	385,727,359	8,469,359
Ecopetrol SA	27,756,465	59,012,077
Ecopetrol SA ADR (d)	97,600	4,171,424
TOTAL COLOMBIA		129,695,468
Luxembourg - 1.5%
Millicom International Cellular SA	322,113	30,037,037
Ternium SA sponsored ADR (d)	867,307	33,772,935
TOTAL LUXEMBOURG		63,809,972
Mexico - 16.9%
America Movil SAB de CV:
Series L	2,590,600	7,376,886
Series L sponsored ADR	6,064,614	345,622,348
Bolsa Mexicana de Valores SA de CV	14,054,300	29,734,438
Coca-Cola FEMSA SAB de CV sponsored ADR (d)	449,000	35,551,820
Compartamos SAB de CV (a)	4,876,400	9,814,533
Fomento Economico Mexicano SAB de CV sponsored ADR	225,258	11,954,442
Grupo Comercial Chedraui de CV (a)	5,790,100	17,885,879
Grupo Modelo SAB de CV Series C	5,249,300	32,348,446
Industrias Penoles SA de CV	611,955	20,284,009
Common Stocks - continued
	Shares	Value
Mexico - continued
Kimberly-Clark de Mexico SA de CV Series A	6,044,900	$ 33,385,154
Wal-Mart de Mexico SA de CV Series V	61,686,670	171,334,914
TOTAL MEXICO		715,292,869
Peru - 1.7%
Compania de Minas Buenaventura SA sponsored ADR	1,737,300	71,229,300
United States of America - 1.7%
First Cash Financial Services, Inc. (a)	567,126	18,709,487
Southern Copper Corp.	1,155,100	51,771,582
TOTAL UNITED STATES OF AMERICA		70,481,069
TOTAL COMMON STOCKS (Cost $2,167,390,140)		4,159,642,568
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.19% (b)	6,820,694	6,820,694
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	45,817,950	45,817,950
TOTAL MONEY MARKET FUNDS (Cost $52,638,644)		52,638,644
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,220,028,784)		4,212,281,212
NET OTHER ASSETS (LIABILITIES) - 0.7%		27,658,538
NET ASSETS - 100%		$ 4,239,939,750
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,691,450 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,060
Fidelity Securities Lending Cash Central Fund	219,353
Total	$ 251,413
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $2,261,743,049. Net unrealized appreciation aggregated $1,950,538,163, of which $1,973,610,894 related to appreciated investment securities and $23,072,731 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Nordic Fund

January 31, 2011

1.813058.106

NOR-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Bermuda - 1.1%
Golar LNG Energy Ltd. (a)	1,559,700	$ 5,398,754
Canada - 0.0%
Etrion Corp. (a)	85,429	81,922
Denmark - 21.0%
A.P. Moller - Maersk AS Series A	372	3,501,249
Carlsberg AS Series B	119,400	11,895,706
Danske Bank AS (a)	639,924	17,158,030
DSV de Sammensluttede Vognmaend AS	174,400	3,641,607
FLSmidth & Co. A/S	172,200	14,793,793
Novo Nordisk AS Series B	424,801	47,822,149
Pandora A/S	97,500	6,222,223
TOTAL DENMARK		105,034,757
Finland - 19.3%
Kone Oyj (B Shares)	215,960	11,760,927
Metso Corp.	193,800	10,341,870
Nokia Corp.	2,834,629	30,232,357
Nokian Tyres PLC	404,100	14,593,756
Outotec OYJ	164,900	9,255,672
Sampo OYJ (A Shares)	430,400	12,668,178
UPM-Kymmene Corp.	382,200	7,869,406
TOTAL FINLAND		96,722,166
Iceland - 0.4%
Ossur hf (a)	1,080,470	1,825,520
Marshall Islands - 0.5%
Ocean Rig UDW, Inc. (a)	134,600	2,655,659
Norway - 20.2%
Aker Solutions ASA	470,900	8,562,858
DnB NOR ASA	1,198,100	16,484,761
Norsk Hydro ASA	2,191,500	16,438,146
Schibsted ASA (B Shares)	192,600	5,776,667
StatoilHydro ASA	794,096	19,288,179
Storebrand ASA (A Shares) (a)	1,169,500	9,197,314
Telenor ASA	742,500	11,449,766
Yara International ASA	249,000	14,010,021
TOTAL NORWAY		101,207,712
Sweden - 37.4%
ASSA ABLOY AB (B Shares)	433,400	11,790,318

	Shares	Value
Bilia AB (A Shares)	143,393	$ 2,767,304
Elekta AB (B Shares)	148,100	5,987,178
H&M Hennes & Mauritz AB (B Shares)	509,659	16,716,866
Lundin Petroleum AB (a)	374,200	4,663,579
Modern Times Group MTG AB (B Shares)	76,450	5,303,103
Nordea Bank AB	2,560,800	31,081,138
Rezidor Hotel Group AB (a)	500,000	2,983,941
Sandvik AB	1,113,000	21,841,797
Scania AB (B Shares)	508,000	11,402,282
SKF AB (B Shares)	293,500	8,375,705
Swedbank AB (A Shares) (a)	1,411,458	22,141,547
Swedish Match Co.	327,800	9,435,835
Telefonaktiebolaget LM Ericsson (B Shares)	984,416	12,133,772
Volvo AB (B Shares) (a)	1,176,100	20,363,711
TOTAL SWEDEN		186,988,076
TOTAL COMMON STOCKS (Cost $411,200,814)		499,914,566
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.19% (b) (Cost $2,339,556)	2,339,556	2,339,556
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $413,540,370)		502,254,122
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,068,369)
NET ASSETS - 100%		$ 500,185,753
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,694
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Sweden	$ 186,988,076	$ 174,854,304	$ 12,133,772	$ -
Denmark	105,034,757	57,212,608	47,822,149	-
Norway	101,207,712	81,919,533	19,288,179	-
Finland	96,722,166	66,489,809	30,232,357	-
Bermuda	5,398,754	5,398,754	-	-
Marshall Islands	2,655,659	2,655,659	-	-
Iceland	1,825,520	1,825,520	-	-
Canada	81,922	81,922	-	-
Money Market Funds	2,339,556	2,339,556	-	-
Total Investments in Securities:	$ 502,254,122	$ 392,777,665	$ 109,476,457	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $417,204,238. Net unrealized appreciation aggregated $85,049,884, of which $99,252,163 related to appreciated investment securities and $14,202,279 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Overseas Fund -
Overseas
Class K
Class F

January 31, 2011

1.813070.106

OVE-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
Australia - 2.2%
Australia & New Zealand Banking Group Ltd.	1,954,750	$ 46,109,305
Macquarie Group Ltd.	626,847	25,374,680
Newcrest Mining Ltd.	1,526,259	56,246,336
TOTAL AUSTRALIA		127,730,321
Austria - 1.1%
Erste Bank AG	563,100	28,214,351
Wienerberger AG (a)	1,786,918	36,938,990
TOTAL AUSTRIA		65,153,341
Bailiwick of Jersey - 3.2%
Charter International PLC	1,557,500	20,143,652
Heritage Oil PLC	3,957,400	20,663,085
United Business Media Ltd.	7,070,900	79,558,877
WPP PLC	5,350,306	66,158,359
TOTAL BAILIWICK OF JERSEY		186,523,973
Belgium - 0.8%
Ageas	5,941,678	16,845,840
Anheuser-Busch InBev SA NV	564,472	31,142,543
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,312,640	34,568
TOTAL BELGIUM		48,022,951
Bermuda - 0.9%
GOME Electrical Appliances Holdings Ltd. (a)	93,574,000	35,404,692
Ports Design Ltd.	7,513,500	20,670,605
TOTAL BERMUDA		56,075,297
Brazil - 1.8%
Banco do Brasil SA	1,437,500	25,655,172
BM&F Bovespa SA	3,137,600	21,920,864
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	4,352,700	59,327,301
TOTAL BRAZIL		106,903,337
British Virgin Islands - 0.4%
Camelot Information Systems, Inc. ADR (d)	1,012,300	22,675,520
Canada - 2.2%
Goldcorp, Inc.	326,100	13,091,558
Harry Winston Diamond Corp. (a)	2,390,974	25,865,796
Niko Resources Ltd.	341,600	33,269,404
Pan American Silver Corp.	634,500	20,817,951
Talisman Energy, Inc.	1,480,100	33,916,186
TOTAL CANADA		126,960,895
Cayman Islands - 3.0%
3SBio, Inc. sponsored ADR (a)	900,000	14,481,000
China Lodging Group Ltd. ADR (d)	1,218,200	24,400,546

	Shares	Value
China Medical System Holding Ltd. (a)	12,555,400	$ 11,594,357
China Shanshui Cement Group Ltd.	22,971,000	17,942,411
China ZhengTong Auto Services Holdings Ltd.	2,040,000	1,692,848
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	3,337,400	25,898,224
Mindray Medical International Ltd. sponsored ADR (d)	678,400	17,746,944
Minth Group Ltd.	11,980,000	18,131,028
PCD Stores Group Ltd.	40,572,000	12,749,000
Yingde Gases Group Co. Ltd. (a)	38,733,600	29,807,306
TOTAL CAYMAN ISLANDS		174,443,664
China - 0.4%
China Merchants Bank Co. Ltd. (H Shares)	9,785,500	23,043,015
Denmark - 0.3%
Carlsberg AS Series B	159,400	15,880,868
Finland - 0.8%
Neste Oil Oyj	719,500	13,573,238
Nokia Corp.	3,109,856	33,167,754
TOTAL FINLAND		46,740,992
France - 18.1%
Accor SA	806,023	36,855,079
Alstom SA	1,967,243	109,786,491
AXA SA	1,253,837	26,537,134
BNP Paribas SA	617,426	46,150,988
Carrefour SA	1,061,518	52,003,411
Christian Dior SA	437,800	60,144,592
Compagnie de St. Gobain	778,245	45,088,465
L'Oreal SA	400,700	46,517,744
Pernod-Ricard SA	2,816,667	268,494,465
PPR SA	793,469	126,820,745
Renault SA (a)	292,200	19,115,042
Safran SA	1,670,300	60,367,314
Schneider Electric SA	159,269	24,834,672
Societe Generale Series A	937,908	60,643,134
Television Francaise 1 SA	651,200	12,645,825
Total SA	811,100	47,457,369
Vallourec SA	184,800	20,072,322
TOTAL FRANCE		1,063,534,792
Germany - 7.9%
Deutsche Boerse AG	549,892	41,675,127
Fresenius Medical Care AG & Co. KGaA (d)	544,600	31,861,396
HeidelbergCement AG	1,130,629	73,877,978
Linde AG	409,943	59,741,014
Munich Re Group	129,625	20,301,038
Puma AG	52,400	16,384,411
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	2,148,343	$ 124,172,464
Siemens AG (d)	760,288	97,453,313
TOTAL GERMANY		465,466,741
Hong Kong - 0.9%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	2,514,900	41,395,254
Emperor Watch & Jewellery Ltd.	92,650,000	13,546,711
TOTAL HONG KONG		54,941,965
India - 0.9%
Bharti Airtel Ltd.	2,628,490	18,297,617
Infrastructure Development Finance Co. Ltd.	5,581,060	17,933,684
Reliance Industries Ltd.	745,100	14,947,527
TOTAL INDIA		51,178,828
Indonesia - 0.2%
PT Indosat Tbk sponsored ADR (d)	425,600	11,606,112
Ireland - 0.4%
Ryanair Holdings PLC sponsored ADR	744,900	22,764,144
Italy - 3.8%
Bulgari SpA (d)	13,323,014	138,982,751
Fiat Industrial SpA (a)	1,006,500	13,620,527
Intesa Sanpaolo SpA	10,042,586	33,408,370
Saipem SpA	798,067	39,921,913
TOTAL ITALY		225,933,561
Japan - 18.1%
Hitachi Ltd.	6,197,000	33,823,782
Japan Tobacco, Inc.	35,421	132,915,060
Kenedix, Inc. (a)(d)	71,644	18,094,300
Keyence Corp.	110,000	29,188,597
Mazda Motor Corp.	87,560,000	258,156,923
Mitsubishi Corp.	3,326,700	92,610,984
Mitsubishi UFJ Financial Group, Inc.	8,823,900	45,830,612
Mitsui & Co. Ltd.	2,875,600	48,347,077
NOK Corp.	729,400	14,680,419
NSK Ltd.	1,637,000	15,675,950
Rakuten, Inc.	87,129	76,641,251
Ricoh Co. Ltd.	3,998,000	56,940,327
SOFTBANK CORP.	1,211,200	41,657,135
Sumitomo Mitsui Financial Group, Inc.	1,168,700	39,735,795
Tokyo Broadcasting System Holding	1,852,500	25,119,792
Tokyo Electron Ltd.	1,249,700	81,455,837
Toshiba Corp.	7,425,000	43,873,356
Toto Ltd.	2,025,000	14,457,237
TOTAL JAPAN		1,069,204,434

	Shares	Value
Korea (South) - 0.6%
NHN Corp. (a)	85,515	$ 15,272,244
Shinhan Financial Group Co. Ltd.	495,630	21,951,783
TOTAL KOREA (SOUTH)		37,224,027
Netherlands - 2.0%
AEGON NV (a)	4,140,400	30,640,425
Akzo Nobel NV	318,894	19,944,513
ING Groep NV (Certificaten Van Aandelen) unit (a)	2,824,600	32,161,268
Koninklijke Philips Electronics NV	1,114,100	34,709,553
TOTAL NETHERLANDS		117,455,759
Norway - 1.2%
Aker Solutions ASA	2,601,700	47,309,380
Sevan Marine ASA (a)(d)	24,336,552	25,755,974
TOTAL NORWAY		73,065,354
Russia - 0.7%
OAO Gazprom sponsored ADR	1,494,000	39,979,440
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA	3,019,012	37,012,937
Inditex SA	376,925	28,478,610
TOTAL SPAIN		65,491,547
Switzerland - 3.3%
Julius Baer Group Ltd.	1,065,480	48,209,824
The Swatch Group AG (Bearer)	120,060	48,143,532
Transocean Ltd. (a)	550,600	44,009,458
UBS AG (a)	3,172,953	56,800,648
TOTAL SWITZERLAND		197,163,462
United Kingdom - 13.6%
Anglo American PLC (United Kingdom)	1,540,800	75,577,059
Barclays PLC	12,092,748	56,628,837
BG Group PLC	2,023,824	45,412,823
BHP Billiton PLC	1,737,700	66,343,779
BP PLC	7,666,000	60,230,700
HSBC Holdings PLC sponsored ADR	1,193,564	65,216,337
Imperial Tobacco Group PLC	1,706,549	48,761,969
ITV PLC (a)	21,426,630	26,665,057
Lloyds Banking Group PLC (a)	36,624,310	37,034,208
Micro Focus International PLC	4,399,600	28,905,233
Misys PLC	6,860,500	37,282,691
Prudential PLC	2,188,847	23,716,665
Rio Tinto PLC	1,162,010	79,792,241
Royal Dutch Shell PLC Class B ADR	1,635,700	115,431,349
Xstrata PLC	1,483,100	32,899,389
TOTAL UNITED KINGDOM		799,898,337
United States of America - 2.3%
AsiaInfo Holdings, Inc. (a)(d)	1,200,600	25,764,876
Fluor Corp.	867,400	60,015,406
Common Stocks - continued
	Shares	Value
United States of America - continued
NII Holdings, Inc. (a)	873,500	$ 36,669,530
Viad Corp.	681,900	16,045,107
TOTAL UNITED STATES OF AMERICA		138,494,919
TOTAL COMMON STOCKS (Cost $5,060,992,984)		5,433,557,596
Nonconvertible Preferred Stocks - 2.9%

Germany - 2.9%
Porsche Automobil Holding SE	509,100	47,281,624
Volkswagen AG	755,568	122,055,966
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $114,064,656)		169,337,590
Money Market Funds - 9.9%

Fidelity Cash Central Fund, 0.19% (b)	360,306,564	360,306,564
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	221,239,360	221,239,360
TOTAL MONEY MARKET FUNDS (Cost $581,545,924)		581,545,924
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $5,756,603,564)	6,184,441,110
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(293,863,679)
NET ASSETS - 100%	$ 5,890,577,431
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bulgari SpA	$ 203,182,267	$ -	$ 57,911,856	$ -	$ -
Total	$ 203,182,267	$ -	$ 57,911,856	$ -	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,525
Fidelity Securities Lending Cash Central Fund	1,030,879
Total	$ 1,071,404
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 1,069,204,434	$ 983,638,027	$ 85,566,407	$ -
France	1,063,534,792	1,016,077,423	47,457,369	-
United Kingdom	799,898,337	476,151,907	323,746,430	-
Germany	634,804,331	634,804,331	-	-
Italy	225,933,561	225,933,561	-	-
Switzerland	197,163,462	140,362,814	56,800,648	-
Bailiwick of Jersey	186,523,973	120,365,614	66,158,359	-
Cayman Islands	174,443,664	174,443,664	-	-
United States of America	138,494,919	138,494,919	-	-
Other	1,112,893,713	914,059,233	198,834,480	-
Money Market Funds	581,545,924	581,545,924	-	-
Total Investments in Securities:	$ 6,184,441,110	$ 5,405,877,417	$ 778,563,693	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $5,835,354,118. Net unrealized appreciation aggregated $349,086,992, of which $687,399,089 related to appreciated investment securities and $338,312,097 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pacific Basin Fund

January 31, 2011

1.813019.106

PAF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 8.2%
Ausenco Ltd. (d)	1,830,665	$ 5,929,135
Austal Ltd.	2,568,947	7,910,660
Australian Worldwide Exploration Ltd. (a)	2,270,671	4,027,850
Dart Energy Ltd. (a)	1,319,932	1,440,339
Goodman Group unit	17,864,844	11,839,135
Iluka Resources Ltd. (a)	544,382	4,600,433
Lynas Corp. Ltd. (a)(d)	4,303,572	7,698,261
Macquarie Group Ltd.	126,781	5,132,077
MAp Group unit	2,900,400	8,642,277
Navitas Ltd.	1,458,923	5,553,859
Newcrest Mining Ltd.	211,101	7,779,583
Origin Energy Ltd.	536,729	8,788,034
realestate.com.au Ltd.	294,913	3,503,235
Wotif.com Holdings Ltd.	374,330	1,581,684
TOTAL AUSTRALIA		84,426,562
Bermuda - 5.6%
Aquarius Platinum Ltd. (Australia)	372,850	2,065,894
Asian Citrus Holdings Ltd.	4,193,896	5,002,467
Biosensors International Group Ltd. (a)	13,351,000	11,585,061
China Animal Healthcare Ltd.	13,770,000	3,606,121
China LotSynergy Holdings Ltd. (a)	21,764,000	935,120
China Water Affairs Group Ltd.	6,846,000	2,599,036
Huabao International Holdings Ltd.	1,873,000	2,772,217
Man Wah Holdings Ltd.	1,994,800	3,141,820
Mingyuan Medicare Development Co. Ltd. (d)	27,510,000	3,493,087
Noble Group Ltd.	4,825,527	8,223,615
Texwinca Holdings Ltd.	2,906,000	3,156,913
Vtech Holdings Ltd.	955,400	10,617,870
TOTAL BERMUDA		57,199,221
Cayman Islands - 12.6%
AirMedia Group, Inc. ADR (a)(d)	388,000	2,634,520
AutoChina International Ltd. (a)(d)	116,900	3,246,313
China Automation Group Ltd.	3,187,000	2,436,194
China Haidian Holdings Ltd.	15,968,000	2,129,940
China High Precision Automation Group Ltd.	4,875,000	4,026,652
China Lilang Ltd. (d)	3,264,000	4,286,805
China Real Estate Information Corp. ADR (a)(d)	301,300	2,259,750
CNinsure, Inc. ADR (d)	178,700	3,014,669
Ctrip.com International Ltd. sponsored ADR (a)(d)	292,600	12,043,416
Daphne International Holdings Ltd.	3,308,000	3,182,075
EVA Precision Industrial Holdings Ltd.	22,466,000	19,334,453
Fook Woo Group Holdings Ltd.	11,590,000	4,162,220
Hengan International Group Co. Ltd.	301,000	2,252,636
Hengdeli Holdings Ltd.	5,274,000	2,969,534
Kingdee International Software Group Co. Ltd.	8,270,928	5,441,958
KongZhong Corp. sponsored ADR (a)(d)	460,800	3,239,424
Little Sheep Group Ltd.	4,223,000	2,621,501

	Shares	Value
Maoye International Holdings Ltd.	6,182,000	$ 2,743,397
Minth Group Ltd.	3,792,000	5,738,970
Neo-Neon Holdings Ltd. (d)	5,122,500	2,693,701
PCD Stores Group Ltd.	7,878,000	2,475,516
Perfect World Co. Ltd. sponsored ADR Class B (a)	242,375	5,627,948
SouFun Holdings Ltd. ADR (d)	31,800	2,453,688
Tencent Holdings Ltd.	480,600	12,451,416
VST Holdings Ltd. (a)	3,748,000	1,365,217
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	240,300	4,099,518
Xingda International Holdings Ltd.	10,540,000	10,382,106
TOTAL CAYMAN ISLANDS		129,313,537
China - 7.5%
51job, Inc. sponsored ADR (a)	80,900	4,369,409
AMVIG Holdings Ltd.	9,052,000	6,745,347
Baidu.com, Inc. sponsored ADR (a)	75,100	8,158,113
Beijing Jingkelong Co. Ltd. (H Shares)	1,866,000	2,579,966
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	328,400	753,103
China Mengniu Dairy Co. Ltd.	3,228,000	9,004,848
China Metal Recycling (Holdings) Ltd.	3,657,600	4,217,349
Dalian Port (PDA) Co. Ltd. (H Shares)	6,926,000	2,833,719
Digital China Holdings Ltd. (H Shares)	1,403,000	2,691,986
Global Bio-Chem Technology Group Co. Ltd. (a)	17,681,600	2,880,109
People's Food Holdings Ltd.	4,855,000	3,150,133
Ping An Insurance Group Co. China Ltd. (H Shares)	1,592,000	15,773,394
Royale Furniture Holdings Ltd.	12,517,962	6,550,544
Sinotrans Ltd. (H Shares)	6,359,000	1,712,741
Yantai Changyu Pioneer Wine Co. (B Shares)	312,700	3,406,219
Zhejiang Expressway Co. Ltd. (H Shares)	1,654,000	1,538,003
TOTAL CHINA		76,364,983
Hong Kong - 4.0%
China State Construction International Holdings Ltd.	5,110,752	5,034,190
Magnificent Estates Ltd.	25,748,000	1,172,345
PCCW Ltd.	10,267,000	4,845,906
PYI Corp. Ltd. (a)	28,483,617	1,516,096
REXCAPITAL Financial Holdings Ltd.	33,086,967	3,564,674
Techtronic Industries Co. Ltd. (d)	9,222,000	11,473,092
Television Broadcasts Ltd.	764,000	4,105,736
Tian An China Investments Co. Ltd.	4,934,800	3,411,473
Wharf Holdings Ltd.	828,000	6,255,028
TOTAL HONG KONG		41,378,540
India - 2.4%
Educomp Solutions Ltd.	158,035	1,636,391
Financial Technologies India Ltd.	102,689	1,589,579
Gateway Distriparks Ltd.	797,796	1,850,643
Common Stocks - continued
	Shares	Value
India - continued
Geodesic Ltd.	1,605,385	$ 2,804,388
Grasim Industries Ltd.	65,351	3,469,090
Indian Overseas Bank	1,251,645	3,553,497
INFO Edge India Ltd.	175,376	2,086,333
NIIT Ltd.	1,948,036	2,306,185
Reliance Industries Ltd.	87,888	1,763,130
Shriram Transport Finance Co. Ltd.	230,211	3,450,025
TOTAL INDIA		24,509,261
Indonesia - 2.6%
AKR Corporindo Tbk PT	49,138,500	7,820,475
PT Ciputra Development Tbk (a)	124,171,000	4,185,706
PT Lippo Karawaci Tbk	75,952,500	4,784,821
PT Perusahaan Gas Negara Tbk Series B	6,647,740	3,104,198
PT Tambang Batubbara Bukit Asam Tbk	1,461,500	3,190,176
PT United Tractors Tbk	1,315,500	3,104,113
TOTAL INDONESIA		26,189,489
Ireland - 0.5%
James Hardie Industries NV unit (a)	748,779	4,656,261
Japan - 37.8%
ABC-Mart, Inc.	127,700	4,642,505
Adeka Corp.	332,200	3,808,482
Aeon Credit Service Co. Ltd.	1,035,700	14,523,522
Aozora Bank Ltd.	969,000	2,136,806
BLife Investment Corp. (d)	406	2,997,515
Chiyoda Corp.	547,000	4,858,224
Credit Saison Co. Ltd.	289,200	4,950,366
Culture Convenience Club Co. Ltd. (d)	549,200	3,010,965
Digital Garage, Inc. (a)(d)	3,710	11,254,752
eAccess Ltd. (d)	7,052	4,270,034
Elpida Memory, Inc. (a)	394,600	5,711,316
FreeBit Co., Ltd. (d)	73	294,828
Fuji Fire & Marine Insurance Co. Ltd. (a)	4,294,000	5,859,259
Fuji Heavy Industries Ltd.	904,000	7,742,593
Fuji Spinning Co. Ltd.	3,786,000	7,011,111
Fujifilm Holdings Corp.	230,500	8,326,419
Fujitsu Ltd.	780,000	4,855,994
GMO Internet, Inc. (d)	1,291,600	7,238,499
GREE, Inc.	159,700	2,562,438
H.I.S. Co. Ltd.	133,800	3,481,930
Hamakyorex Co. Ltd.	91,100	2,785,831
Haseko Corp. (a)	3,748,500	3,470,833
Hikari Tsushin, Inc.	207,400	4,697,327
Honeys Co. Ltd.	177,100	2,250,430
Horiba Ltd.	23,000	633,565
ISE Chemical Corp.	456,000	3,294,444
Kenedix Realty Investment Corp.	2,783	12,833,400
Message Co. Ltd.	1,416	4,281,813
Micronics Japan Co. Ltd.	339,900	4,269,455
Mitsui & Co. Ltd.	603,000	10,138,158
Mizuho Financial Group, Inc.	9,649,600	18,629,078

	Shares	Value
MS&AD Insurance Group Holdings, Inc.	408,200	$ 9,707,680
Nihon M&A Center, Inc.	669	2,934,211
Nippon Seiki Co. Ltd.	655,000	7,932,139
Nishimatsu Construction Co. Ltd.	1,899,000	2,498,684
Nitta Corp.	497,400	9,944,364
Nittoku Engineering Co. Ltd.	421,600	6,420,565
NTT Urban Development Co.	6,101	6,288,311
ORIX Corp.	368,630	36,377,963
Parco Co. Ltd.	270,100	2,570,030
Promise Co. Ltd. (d)	806,400	7,103,158
Rakuten, Inc.	7,323	6,441,528
Rohto Pharmaceutical Co. Ltd.	634,000	7,268,446
Saizeriya Co. Ltd.	339,500	6,692,386
Sankyo Seiko Co. Ltd.	925,400	3,427,407
Seven Bank Ltd.	1,416	3,194,971
SHO-BOND Holdings Co. Ltd.	128,800	2,775,916
So-Net Entertainment Corp.	3,949	13,500,115
SOFTBANK CORP.	559,500	19,243,037
Sony Financial Holdings, Inc.	1,902	7,032,858
Sumitomo Trust & Banking Co. Ltd.	1,615,000	9,739,583
Tokyo Ohka Kogyo Co. Ltd.	139,700	3,073,809
Toridoll Corp. (d)	3,158	4,566,942
Toshiba Corp.	1,738,000	10,269,615
Toshiba Plant Systems & Services Corp.	217,000	3,175,158
Tosoh Corp.	1,376,000	4,459,259
Toyo Engineering Corp.	363,000	1,370,980
Toyo Tanso Co. Ltd. (d)	91,700	5,016,240
Yamato Kogyo Co. Ltd.	234,600	7,054,006
TOTAL JAPAN		386,901,253
Korea (South) - 9.9%
Com2uS Corp. (a)	190,506	2,194,466
Daou Technology, Inc.	1,117,860	9,323,197
Fila Korea Ltd.	25,860	1,517,136
Halla Climate Control Co.	278,050	4,394,674
Hyosung Corp.	50,081	4,114,257
Infopia Co. Ltd. (a)	195,412	2,355,676
Interpark Corp. (a)	467,633	2,171,396
Jinsung T.E.C. Co. Ltd. (a)	408,038	3,599,881
Jusung Engineering Co. Ltd. (a)	87,852	1,568,961
KC Tech Co. Ltd.	858,875	5,276,536
Korea Electric Power Corp. (a)	166,920	4,235,907
LG Chemical Ltd.	23,832	8,938,000
Lock & Lock Co. Ltd.	181,100	5,554,894
MNTECH Co. Ltd.	467,070	4,016,417
NHN Corp. (a)	28,998	5,178,793
Power Logics Co. Ltd. (a)	343,039	2,511,816
Samsung Electronics Co. Ltd.	22,991	20,139,905
Sodiff Advanced Materials Co. Ltd.	28,261	2,743,138
The Basic House Co. Ltd. (a)	399,901	6,856,212
TK Corp. (a)	201,579	4,428,034
TOTAL KOREA (SOUTH)		101,119,296
Common Stocks - continued
	Shares	Value
Malaysia - 1.5%
IJM Corp. Bhd	1,320,280	$ 2,824,705
IJM Land Bhd warrants 9/11/13 (a)	116,970	53,489
JobStreet Corp. Bhd	6,331,250	5,790,462
Lion Industries Corp. Bhd	5,596,400	3,655,986
Top Glove Corp. Bhd	2,070,500	3,374,749
TOTAL MALAYSIA		15,699,391
Philippines - 1.0%
Alliance Global Group, Inc.	25,222,542	6,540,655
DMCI Holdings, Inc.	4,424,500	3,373,094
TOTAL PHILIPPINES		9,913,749
Singapore - 2.8%
CSE Global Ltd.	7,480,500	7,368,222
First (REIT)	4,410,000	2,602,838
Goodpack Ltd.	9,377,000	16,053,494
Goodpack Ltd. warrants 11/30/12 (a)	2,233,800	3,021,008
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	2,948
TOTAL SINGAPORE		29,048,510
Taiwan - 2.7%
104 Corp.	479,000	1,971,092
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,821,592	7,840,875
Lite-On Technology Corp.	3,034,163	4,137,495
MediaTek, Inc.	269,000	3,668,182
St. Shine Optical Co. Ltd.	371,000	4,701,377
Tatung Co. Ltd. (a)	21,527,000	5,055,583
TOTAL TAIWAN		27,374,604

	Shares	Value
United States of America - 0.2%
ChinaCast Education Corp. (a)	276,800	$ 2,087,072
TOTAL COMMON STOCKS (Cost $806,991,595)		1,016,181,729
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.19% (b)	23,683,724	23,683,724
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	43,027,395	43,027,395
TOTAL MONEY MARKET FUNDS (Cost $66,711,119)		66,711,119
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $873,702,714)	1,082,892,848
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(59,514,533)
NET ASSETS - 100%	$ 1,023,378,315
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,594
Fidelity Securities Lending Cash Central Fund	160,206
Total	$ 171,800
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 386,901,253	$ 368,272,175	$ 18,629,078	$ -
Cayman Islands	129,313,537	129,313,537	-	-
Korea (South)	101,119,296	96,883,389	4,235,907	-
Australia	84,426,562	84,426,562	-	-
China	76,364,983	76,364,983	-	-
Bermuda	57,199,221	57,199,221	-	-
Hong Kong	41,378,540	39,862,444	1,516,096	-
Singapore	29,048,510	29,048,510	-	-
Taiwan	27,374,604	27,374,604	-	-
Other	83,055,223	79,586,133	3,469,090	-
Money Market Funds	66,711,119	66,711,119	-	-
Total Investments in Securities:	$ 1,082,892,848	$ 1,055,042,677	$ 27,850,171	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $908,088,623. Net unrealized appreciation aggregated $174,804,225, of which $223,209,526 related to appreciated investment securities and $48,405,301 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series
Emerging Markets Fund -
Series Emerging Markets
Class F

January 31, 2011

1.873105.102

ILF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	238,000	$ 10,981,320
BBVA Banco Frances SA sponsored ADR (d)	584,874	6,392,673
TOTAL ARGENTINA		17,373,993
Australia - 0.6%
Centamin Egypt Ltd. (United Kingdom) (a)	4,602,900	10,055,728
Extract Resources Ltd. (a)	971,943	8,630,135
TOTAL AUSTRALIA		18,685,863
Bailiwick of Guernsey - 0.3%
Chariot Oil & Gas Ltd. (a)	2,132,900	8,890,555
Bailiwick of Jersey - 0.1%
Heritage Oil PLC	786,900	4,108,703
Bermuda - 0.3%
GP Investments, Ltd. unit (a)	2,223,622	9,067,844
Brazil - 12.5%
AES Tiete SA (PN) (non-vtg.)	547,200	7,705,101
Anhanguera Educacional Participacoes SA	580,016	12,295,991
Banco do Brasil SA	2,670,257	47,656,281
Banco do Estado do Rio Grande do Sul SA	2,603,100	25,601,703
BM&F Bovespa SA	1,347,400	9,413,619
BR Properties SA	724,100	7,282,253
Brasil Insurance Participacoes e Administracao SA	1,400	1,581,769
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	655,900	10,600,603
Cia Hering SA	620,100	9,519,976
Companhia Paranaense de Energia-Copel:
(PN-B)	10,800	275,262
(PN-B) sponsored ADR (d)	355,000	9,084,450
Diagnosticos da America SA	575,000	6,982,759
Ecorodovias Infraestrutura e Logistica SA	1,247,600	9,726,417
Gerdau SA sponsored ADR	1,106,300	14,658,475
Iguatemi Empresa de Shopping Centers SA	644,600	13,916,402
Itau Unibanco Banco Multiplo SA:
ADR	1,102,060	23,694,290
ADR (a)(e)	267,800	5,757,700
Localiza Rent A Car SA	723,600	10,870,273
Lojas Americanas SA (PN)	1,737,300	13,950,493
Mills Estruturas e Servicos de Engenharia SA	1,055,000	13,216,762
Multiplus SA	569,000	10,639,532
Natura Cosmeticos SA	339,400	8,691,082
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	1,560,800	57,328,184
Common Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras: - continued
(PN) sponsored ADR (non-vtg.)	560,000	$ 18,620,000
TIM Participacoes SA	2,883,000	10,650,243
TIM Participacoes SA sponsored ADR (non-vtg.)	158,900	6,038,200
Vale SA (PN-A) sponsored ADR	953,800	29,548,724
Vivo Participacoes SA sponsored ADR	325,100	11,066,404
TOTAL BRAZIL		406,372,948
British Virgin Islands - 0.6%
Mail.ru Group Ltd. GDR unit (a)(e)	293,600	10,452,160
Sable Mining Africa Ltd. (a)	26,439,100	10,057,219
TOTAL BRITISH VIRGIN ISLANDS		20,509,379
Canada - 3.3%
Africa Oil Corp. (a)	1,770,100	3,660,081
Etrion Corp. (a)	185,699	178,075
First Quantum Minerals Ltd.	83,300	9,639,701
IAMGOLD Corp.	546,900	10,401,534
Pacific Rubiales Energy Corp.	137,800	4,757,135
Petrominerales Ltd.	283,600	11,059,578
Uranium One, Inc. (d)	8,750,300	57,251,488
Yamana Gold, Inc.	815,400	9,179,461
TOTAL CANADA		106,127,053
Cayman Islands - 4.7%
Ajisen (China) Holdings Ltd.	4,125,000	6,295,852
Alibaba.com Ltd.	4,571,000	9,028,499
Chigo Holding Ltd.	86,102,000	6,957,247
China Shanshui Cement Group Ltd.	29,008,000	22,657,849
CNinsure, Inc. ADR	266,000	4,487,420
Ctrip.com International Ltd. sponsored ADR (a)	201,800	8,306,088
E-Commerce China Dangdang, Inc. ADR	8,400	237,720
Enn Energy Holdings Ltd.	3,751,760	11,163,661
Eurasia Drilling Co. Ltd. GDR (Reg. S)	365,600	11,077,680
Greatview Aseptic Pack Co. Ltd.	8,636,000	6,690,109
Hengan International Group Co. Ltd.	1,704,000	12,752,463
Hengdeli Holdings Ltd.	8,664,000	4,878,278
Mongolian Mining Corp.	4,216,000	5,656,085
Shenguan Holdings Group Ltd.	10,648,000	14,285,102
Tencent Holdings Ltd.	398,900	10,334,727
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Trina Solar Ltd. (a)(d)	294,500	$ 7,677,615
Xueda Education Group sponsored ADR	977,800	9,778,000
TOTAL CAYMAN ISLANDS		152,264,395
Chile - 0.8%
Cencosud SA	1,751,606	11,817,538
Enersis SA	31,657,162	13,168,643
TOTAL CHILE		24,986,181
China - 7.5%
Baidu.com, Inc. sponsored ADR (a)	112,000	12,166,560
China Construction Bank Corp. (H Shares)	69,544,000	61,098,964
China Petroleum & Chemical Corp. (H Shares)	27,972,000	30,916,195
China Railway Group Ltd.	18,810,000	13,630,784
Digital China Holdings Ltd. (H Shares)	3,628,000	6,961,174
Golden Eagle Retail Group Ltd. (H Shares)	4,835,000	13,270,701
Harbin Power Equipment Co. Ltd. (H Shares)	7,138,000	8,981,092
Industrial & Commercial Bank of China Ltd. (H Shares)	85,062,000	63,277,191
Ping An Insurance Group Co. China Ltd. (H Shares)	1,857,000	18,398,991
Weichai Power Co. Ltd. (H Shares)	2,049,000	13,915,267
TOTAL CHINA		242,616,919
Egypt - 0.5%
Citadel Capital Corp. (a)	4,956,700	5,974,273
Commercial International Bank Ltd.	1,192,993	7,427,820
Housing & Development Bank	454,914	1,777,718
TOTAL EGYPT		15,179,811
Finland - 0.4%
Nokian Tyres PLC	336,100	12,137,989
Hong Kong - 2.4%
Cathay Pacific Airways Ltd.	3,144,000	7,919,680
China Mobile (Hong Kong) Ltd.	49,500	486,569
China Mobile (Hong Kong) Ltd. sponsored ADR	830,700	40,820,598
CNOOC Ltd. sponsored ADR (d)	100,800	22,444,128
Lenovo Group Ltd.	12,928,000	7,494,685
TOTAL HONG KONG		79,165,660
India - 8.3%
Adani Power Ltd. (a)	3,599,177	9,715,618
Agre Developers Ltd.	32,095	41,673
Bank of Baroda	640,135	12,227,935
Bank of India	679,311	6,509,230
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd.	438,547	$ 23,279,815
Housing Development and Infrastructure Ltd. (a)	956,280	2,736,849
Idea Cellular Ltd. (a)	3,907,083	5,951,214
Indiabulls Real Estate Ltd. (a)	3,006,230	7,888,688
Infosys Technologies Ltd. sponsored ADR	505,600	34,234,176
ITC Ltd.	4,956,073	17,585,542
Jain Irrigation Systems Ltd.	2,539,734	10,599,544
JK Cement Ltd.	1,063,196	2,902,473
Larsen & Toubro Ltd.	412,483	14,771,977
Power Finance Corp. Ltd.	1,757,400	9,403,480
Power Grid Corp. of India Ltd.	2,499,629	5,266,540
Reliance Industries Ltd.	1,555,626	31,207,571
SREI Infrastructure Finance Ltd.	3,478,356	6,080,007
State Bank of India	125,832	7,255,831
Sun TV Ltd.	844,379	8,995,653
Tata Consultancy Services Ltd.	818,284	20,704,861
Ultratech Cement Ltd.	737,044	16,128,919
Union Bank of India	1,054,947	7,778,139
Unitech Ltd.	5,934,386	6,222,526
TOTAL INDIA		267,488,261
Indonesia - 2.0%
PT Bakrieland Development Tbk	555,615,000	7,982,999
PT Bank Rakyat Indonesia Tbk	35,366,500	18,957,565
PT Bank Tabungan Negara Tbk	68,517,500	10,071,679
PT Indosat Tbk	14,211,500	7,657,082
PT Perusahaan Gas Negara Tbk Series B	25,577,000	11,943,320
PT Tower Bersama Infrastructure Tbk	30,803,500	8,255,826
TOTAL INDONESIA		64,868,471
Isle of Man - 0.1%
Bahamas Petroleum Co. PLC (a)	14,990,800	4,621,928
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan unit (a)	982,080	10,125,245
Korea (South) - 10.6%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	545,760	19,932,215
GS Engineering & Construction Corp.	147,648	15,689,355
Hana Financial Group, Inc.	398,440	15,797,067
Hyundai Mipo Dockyard Co. Ltd.	90,516	16,609,927
Hyundai Mobis	20,698	4,777,707
KB Financial Group, Inc.	421,500	21,778,840
Korea Electric Power Corp. (a)	452,740	11,489,123
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Display Co. Ltd.	399,700	$ 13,609,542
LG Innotek Co. Ltd.	74,467	9,342,664
Lock & Lock Co. Ltd.	331,620	10,171,804
Orion Corp.	53,379	19,971,699
Pacific Corp.	64,282	10,791,400
S-Oil Corp.	169,165	16,842,863
Samsung Electronics Co. Ltd.	91,683	80,313,466
Samsung Engineering Co. Ltd.	108,082	19,012,978
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	396,600	35,380,686
Shinsegae Co. Ltd.	24,746	12,727,938
Tong Yang Life Insurance Co. Ltd.	784,310	7,914,013
TOTAL KOREA (SOUTH)		342,153,287
Luxembourg - 0.6%
Evraz Group SA GDR (a)	240,600	9,527,760
Millicom International Cellular SA	110,400	10,294,800
TOTAL LUXEMBOURG		19,822,560
Malaysia - 1.4%
Axiata Group Bhd (a)	12,713,300	19,932,660
Genting Bhd	6,849,200	23,848,594
TOTAL MALAYSIA		43,781,254
Mexico - 4.2%
America Movil SAB de CV Series L sponsored ADR	1,061,000	60,466,390
Cemex SA de CV sponsored ADR	1,442,700	13,662,369
Genomma Lab Internacional SA de CV (a)	6,187,800	15,666,866
Grupo Modelo SAB de CV Series C	2,914,700	17,961,636
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	1,143,958	27,523,629
TOTAL MEXICO		135,280,890
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	2,006,523	14,346,639
Philippines - 0.5%
Metropolitan Bank & Trust Co.	5,930,988	8,694,852
Robinsons Land Corp.	21,085,900	6,677,757
TOTAL PHILIPPINES		15,372,609
Poland - 1.2%
Eurocash SA	1,181,209	13,061,465
Common Stocks - continued
	Shares	Value
Poland - continued
Polska Grupa Energetyczna SA	1,133,600	$ 9,037,058
Powszechna Kasa Oszczednosci Bank SA	1,098,600	15,744,572
TOTAL POLAND		37,843,095
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	1,207,814	5,572,077
Russia - 9.8%
Bank St. Petersburg OJSC (a)	999,014	5,762,343
Interregional Distribution Grid Companies Holding JSC (a)	45,618,600	8,573,487
Lukoil Oil Co. sponsored ADR	217,500	13,478,475
M Video OJSC (a)	1,358,300	12,490,325
Magnit OJSC GDR (Reg. S)	462,500	12,103,625
Magnitogorsk Iron & Steel Works OJSC unit	1,943,600	28,376,560
OAO Gazprom sponsored ADR	3,014,900	80,678,726
OAO NOVATEK GDR	140,100	15,803,280
OJSC MMC Norilsk Nickel ADR	692,512	17,562,104
OJSC Oil Co. Rosneft GDR (Reg. S)	2,152,700	18,405,585
Sberbank (Savings Bank of the Russian Federation) (a)	18,619,800	66,131,940
Uralkali JSC GDR (Reg. S)	1,041,000	39,505,950
TOTAL RUSSIA		318,872,400
Singapore - 0.8%
First Resources Ltd.	13,872,000	14,639,775
Yangzijiang Shipbuilding Holdings Ltd.	8,779,000	12,764,962
TOTAL SINGAPORE		27,404,737
South Africa - 4.6%
African Bank Investments Ltd.	1,989,600	10,100,476
AngloGold Ashanti Ltd.	802,200	34,481,477
Aspen Pharmacare Holdings Ltd.	972,800	11,527,798
Aveng Ltd.	2,258,300	11,941,996
Barloworld Ltd.	912,200	8,794,918
Blue Label Telecoms Ltd.	12,608,000	11,047,651
Gold Fields Ltd. sponsored ADR	762,600	12,102,462
Impala Platinum Holdings Ltd.	583,000	16,532,037
MTN Group Ltd.	732,500	12,531,294
Naspers Ltd. Class N	394,700	20,476,661
TOTAL SOUTH AFRICA		149,536,770
Sweden - 0.3%
Lundin Petroleum AB (a)	751,200	9,362,054
Common Stocks - continued
	Shares	Value
Taiwan - 9.2%
Acer, Inc.	4,100,755	$ 11,197,998
Asia Cement Corp.	12,629,000	13,959,742
China Steel Corp.	21,876,000	25,461,736
Chroma ATE, Inc.	2,875,089	8,910,400
Delta Electronics, Inc.	3,638,000	16,849,553
Fubon Financial Holding Co. Ltd.	11,898,000	16,634,256
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,297,584	18,498,554
HTC Corp.	965,000	32,532,197
Pegatron Corp. (a)	6,376,000	8,804,325
Synnex Technology International Corp.	4,513,739	11,906,075
Taiwan Fertilizer Co. Ltd.	7,493,000	28,253,564
Taiwan Mobile Co. Ltd.	5,481,000	12,928,667
Taiwan Semiconductor Manufacturing Co. Ltd.	3,618,284	9,407,353
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,897,051	50,934,457
Unimicron Technology Corp.	4,849,000	10,102,083
Wintek Corp. (a)	7,385,000	12,715,220
Wintek Corp. unit (a)(e)	270,500	2,330,289
WPG Holding Co. Ltd.	3,983,000	7,845,303
TOTAL TAIWAN		299,271,772
Thailand - 1.9%
Advanced Info Service PCL (For. Reg.)	4,187,200	10,838,893
Land & House PCL:
NVDR	32,535,700	5,842,845
(For. Reg.)	3,348,100	617,511
PTT Aromatics & Refining PLC	2,073,800	2,482,789
PTT PCL (For. Reg.)	1,864,000	20,205,145
Siam Cement PCL (For. Reg.)	305,700	3,293,904
Siam Commercial Bank PCL (For. Reg.)	5,728,200	17,422,773
TOTAL THAILAND		60,703,860
Turkey - 2.2%
Koc Holding AS	108,896	443,864
TAV Havalimanlari Holding AS (a)	1,759,000	8,287,965
Turkiye Garanti Bankasi AS	1,873,000	8,334,821
Turkiye Is Bankasi AS Series C	5,155,000	16,192,708
Turkiye Vakiflar Bankasi TAO	11,305,000	27,830,944
Yazicilar Holding AS	1,346,000	10,108,632
TOTAL TURKEY		71,198,934
United Kingdom - 2.3%
Afren PLC (a)	4,834,000	11,241,930
Antofagasta PLC	331,900	7,474,122
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Aurelian Oil & Gas PLC (a)	5,590,300	$ 6,871,968
Faroe Petroleum PLC (a)	1,080,958	3,410,693
Hikma Pharmaceuticals PLC	823,247	10,601,171
Kazakhmys PLC	978,900	23,611,899
Premier Oil PLC (a)	380,067	12,332,957
TOTAL UNITED KINGDOM		75,544,740
United States of America - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	103,000	11,201,250
Gran Tierra Energy, Inc. (a)	1,266,000	11,368,834
ION Geophysical Corp. (a)	782,600	7,442,526
Oceaneering International, Inc. (a)	96,300	7,437,249
TOTAL UNITED STATES OF AMERICA		37,449,859
TOTAL COMMON STOCKS (Cost $2,633,663,735)		3,128,108,735
Nonconvertible Preferred Stocks - 0.3%

Korea (South) - 0.3%
Hyundai Motor Co. Series 2 (Cost $11,307,876)	189,570	11,206,194
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.19% (b)	91,844,279	91,844,279
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	48,887,572	48,887,572
TOTAL MONEY MARKET FUNDS (Cost $140,731,851)		140,731,851
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $8,179,000)	$ 8,179,053	$ 8,179,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,793,882,462)		3,288,225,780
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(50,656,009)
NET ASSETS - 100%		$ 3,237,569,771
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,540,149 or 0.6% of net assets.

# Additonal information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,179,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 2,519,205
Barclays Capital, Inc.	1,545,875
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,113,920
$ 8,179,000
Affiliated Central Funds
Fund	Income earned
Fidelity Cash Central Fund	$ 35,025
Fidelity Securities Lending Cash Central Fund	1,141,178
Total	$ 1,176,203
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 406,372,948	$ 406,372,948	$ -	$ -
Korea (South)	353,359,481	306,481,976	46,877,505	-
Russia	318,872,400	318,872,400	-	-
Taiwan	299,271,772	289,864,419	9,407,353	-
India	267,488,261	224,202,372	43,285,889	-
China	242,616,919	211,700,724	30,916,195	-
Cayman Islands	152,264,395	152,264,395	-	-
South Africa	149,536,770	115,055,293	34,481,477	-
Mexico	135,280,890	135,280,890	-	-
Other	814,251,093	798,584,713	15,666,380	-
Money Market Funds	140,731,851	140,731,851	-	-
Cash Equivalents	8,179,000	-	8,179,000	-
Total Investments in Securities:	$ 3,288,225,780	$ 3,099,411,981	$ 188,813,799	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $2,800,794,080. Net unrealized appreciation aggregated $487,431,700, of which $573,107,883 related to appreciated investment securities and $85,676,183 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series International
Growth Fund

January 31, 2011

1.907948.101

GSV-S-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 5.8%
Coca-Cola Amatil Ltd.	1,731,944	$ 19,399,889
CSL Ltd.	1,810,998	67,154,750
Leighton Holdings Ltd. (d)	1,594,343	50,127,982
MAp Group unit	4,101,475	12,221,102
Newcrest Mining Ltd.	542,929	20,008,247
Newcrest Mining Ltd. sponsored ADR	802,586	29,623,449
OZ Minerals Ltd.	20,735,757	33,682,677
Woolworths Ltd.	1,807,002	48,080,502
Worleyparsons Ltd.	1,251,962	34,497,322
TOTAL AUSTRALIA		314,795,920
Austria - 0.8%
Andritz AG	350,249	29,877,077
Zumtobel AG	408,300	11,925,469
TOTAL AUSTRIA		41,802,546
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	6,798,173	28,462,000
Bailiwick of Jersey - 0.8%
Informa PLC	2,050,581	14,152,105
Randgold Resources Ltd. sponsored ADR	400,165	30,608,621
TOTAL BAILIWICK OF JERSEY		44,760,726
Belgium - 3.4%
Anheuser-Busch InBev SA NV	2,662,623	146,899,847
Umicore SA	693,016	35,530,272
TOTAL BELGIUM		182,430,119
Bermuda - 1.9%
Lazard Ltd. Class A	581,200	24,247,664
Li & Fung Ltd.	5,760,000	37,344,552
Seadrill Ltd.	894,900	29,427,311
Trinity Ltd.	11,970,000	10,838,831
TOTAL BERMUDA		101,858,358
Brazil - 3.0%
Banco ABC Brasil SA	1,902,000	15,398,501
BM&F Bovespa SA	3,095,000	21,623,238
BR Malls Participacoes SA	1,556,600	14,189,097
Braskem SA Class A sponsored ADR	1,826,835	46,091,047
Fibria Celulose SA sponsored ADR (a)(d)	776,700	11,891,277
Iguatemi Empresa de Shopping Centers SA	554,400	11,969,055
Common Stocks - continued
	Shares	Value
Brazil - continued
Itau Unibanco Banco Multiplo SA ADR	966,600	$ 20,781,900
Multiplan Empreendimentos Imobiliarios SA	1,033,500	19,827,085
TOTAL BRAZIL		161,771,200
Canada - 2.6%
Agnico-Eagle Mines Ltd. (Canada)	323,300	22,134,634
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,300	11,180,302
Goldcorp, Inc.	306,700	12,312,729
Niko Resources Ltd.	439,500	42,804,165
Open Text Corp. (a)	404,500	19,976,506
Pan American Silver Corp.	655,700	21,513,523
Petrobank Energy & Resources Ltd. (a)	527,900	12,392,019
TOTAL CANADA		142,313,878
Cayman Islands - 1.3%
Alibaba.com Ltd.	5,988,000	11,827,314
China Lilang Ltd. (d)	8,753,000	11,495,834
Sands China Ltd. (a)	7,994,800	19,790,124
Wynn Macau Ltd.	10,058,200	27,929,411
TOTAL CAYMAN ISLANDS		71,042,683
Chile - 0.4%
Banco Santander Chile sponsored ADR	252,700	21,449,176
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	262,820	28,550,137
Denmark - 2.4%
Novo Nordisk AS Series B sponsored ADR	963,866	109,042,161
William Demant Holding AS (a)	267,300	21,402,850
TOTAL DENMARK		130,445,011
Finland - 2.1%
Metso Corp.	680,400	36,308,607
Nokian Tyres PLC	1,269,100	45,832,557
Outotec OYJ	611,600	34,328,496
TOTAL FINLAND		116,469,660
France - 3.1%
Alstom SA	789,767	44,074,752
Danone	857,905	51,665,021
Remy Cointreau SA	301,703	21,399,157
Safran SA	1,399,486	50,579,663
TOTAL FRANCE		167,718,593
Common Stocks - continued
	Shares	Value
Germany - 4.8%
Bayerische Motoren Werke AG (BMW)	241,823	$ 18,565,603
E.ON AG	393,757	13,125,949
Linde AG	533,547	77,753,831
MAN SE	363,230	41,988,792
Siemens AG sponsored ADR	850,524	109,215,787
TOTAL GERMANY		260,649,962
Hong Kong - 1.0%
Hong Kong Exchanges and Clearing Ltd.	2,265,800	51,960,425
Ireland - 1.1%
CRH PLC sponsored ADR (d)	1,588,500	34,645,185
James Hardie Industries NV unit (a)	4,049,332	25,180,658
TOTAL IRELAND		59,825,843
Israel - 0.2%
Azrieli Group	433,800	11,575,795
Italy - 2.1%
Azimut Holdings SpA	2,345,566	24,628,982
Fiat Industrial SpA (a)	2,456,800	33,246,806
Fiat SpA	2,856,800	27,728,701
Saipem SpA	514,269	25,725,412
TOTAL ITALY		111,329,901
Japan - 8.3%
Autobacs Seven Co. Ltd.	512,700	20,519,244
Denso Corp.	1,403,300	51,632,140
Fanuc Ltd.	487,800	77,021,053
Fast Retailing Co. Ltd.	201,500	29,336,319
Japan Steel Works Ltd.	2,693,000	28,117,703
Keyence Corp.	181,500	48,161,185
Kobayashi Pharmaceutical Co. Ltd.	523,800	24,505,263
MS&AD Insurance Group Holdings, Inc.	822,100	19,550,916
Nippon Thompson Co. Ltd.	2,260,000	19,466,618
Osaka Securities Exchange Co. Ltd.	4,140	21,158,992
Shiseido Co. Ltd.	1,403,300	28,243,806
SHO-BOND Holdings Co. Ltd.	563,700	12,148,944
USS Co. Ltd.	515,970	41,363,093
Yamato Kogyo Co. Ltd.	1,026,100	30,853,007
TOTAL JAPAN		452,078,283
Korea (South) - 0.6%
NHN Corp. (a)	182,511	32,594,895
Common Stocks - continued
	Shares	Value
Mexico - 1.0%
Wal-Mart de Mexico SA de CV Series V	19,607,100	$ 54,458,780
Netherlands - 2.3%
ASM International NV unit (a)	732,465	26,654,401
ASML Holding NV	958,900	40,283,389
Koninklijke KPN NV	2,237,841	35,277,404
QIAGEN NV (a)(d)	1,162,300	21,444,435
TOTAL NETHERLANDS		123,659,629
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	257,900	10,573,900
Portugal - 0.5%
Jeronimo Martins SGPS SA	1,814,600	27,425,429
Singapore - 1.4%
City Developments Ltd.	1,709,000	15,176,861
Keppel Land Ltd.	3,760,000	13,168,230
Singapore Exchange Ltd.	5,121,000	33,867,777
Wing Tai Holdings Ltd.	8,763,000	11,234,615
TOTAL SINGAPORE		73,447,483
South Africa - 1.9%
African Rainbow Minerals Ltd.	1,397,100	40,903,718
Clicks Group Ltd.	4,172,308	23,009,265
JSE Ltd.	1,701,000	18,926,813
Mr Price Group Ltd.	2,820,500	22,305,715
TOTAL SOUTH AFRICA		105,145,511
Spain - 1.1%
Inditex SA	473,146	35,748,598
Prosegur Compania de Seguridad SA (Reg.)	365,500	21,265,704
TOTAL SPAIN		57,014,302
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	1,698,270	55,703,425
Swedish Match Co.	666,200	19,176,795
TOTAL SWEDEN		74,880,220
Switzerland - 9.9%
Credit Suisse Group sponsored ADR	669,020	29,911,884
Nestle SA	4,425,681	239,295,675
Novartis AG sponsored ADR (d)	475,291	26,549,755
Roche Holding AG (participation certificate)	541,526	82,363,113
Sonova Holding AG Class B	493,494	61,938,293
Common Stocks - continued
	Shares	Value
Switzerland - continued
The Swatch Group AG:
(Bearer)	151,810	$ 60,875,143
(Reg.)	32,278	2,324,741
UBS AG (a)	630,180	11,281,173
UBS AG (NY Shares) (a)	1,302,200	23,387,512
TOTAL SWITZERLAND		537,927,289
Turkey - 1.1%
Anadolu Efes Biracilik ve Malt Sanayii AS	804,000	9,946,650
Coca-Cola Icecek AS	1,480,871	16,613,074
Turkiye Garanti Bankasi AS	8,013,000	35,657,725
TOTAL TURKEY		62,217,449
United Kingdom - 20.4%
Anglo American PLC (United Kingdom)	1,049,700	51,488,343
Babcock International Group PLC	2,806,700	25,938,176
BAE Systems PLC	4,027,500	22,061,207
BG Group PLC	5,460,135	122,520,606
BHP Billiton PLC ADR	3,094,290	237,362,986
Cobham PLC	3,671,680	12,349,567
GlaxoSmithKline PLC sponsored ADR	789,450	28,680,719
HSBC Holdings PLC (United Kingdom)	5,092,200	55,513,564
Imperial Tobacco Group PLC	667,926	19,084,941
InterContinental Hotel Group PLC ADR (d)	2,190,715	46,684,137
Johnson Matthey PLC	1,086,500	33,498,710
Mothercare PLC	1,375,000	11,848,206
Reckitt Benckiser Group PLC	1,011,800	55,017,655
Rio Tinto PLC	416,000	28,565,651
Rio Tinto PLC sponsored ADR (d)	1,346,600	93,561,768
Serco Group PLC	4,780,745	42,190,512
Shaftesbury PLC	3,202,300	22,490,506
Standard Chartered PLC (United Kingdom)	3,704,778	96,660,913
Tesco PLC	12,065,229	77,818,852
Unite Group PLC (a)	3,261,500	10,604,276
Victrex PLC	534,707	12,332,354
TOTAL UNITED KINGDOM		1,106,273,649
United States of America - 10.6%
Allergan, Inc.	297,700	21,020,597
Autoliv, Inc.	604,500	46,425,600
Berkshire Hathaway, Inc. Class B (a)	355,200	29,037,600
Cymer, Inc. (a)	276,800	13,449,712
Common Stocks - continued
	Shares	Value
United States of America - continued
eBay, Inc. (a)	701,400	$ 21,294,504
Google, Inc. Class A (a)	36,600	21,973,176
Greenhill & Co., Inc.	113,203	7,858,552
ION Geophysical Corp. (a)	2,095,300	19,926,303
JPMorgan Chase & Co.	647,919	29,117,480
Juniper Networks, Inc. (a)	2,486,500	92,298,880
Lam Research Corp. (a)	231,657	11,557,368
Martin Marietta Materials, Inc. (d)	141,800	11,840,300
Mead Johnson Nutrition Co. Class A	694,600	40,265,962
Mohawk Industries, Inc. (a)	387,100	21,503,405
Nuance Communications, Inc. (a)	590,905	12,013,099
Philip Morris International, Inc.	501,900	28,728,756
ResMed, Inc. (a)	870,200	27,402,598
Union Pacific Corp.	453,600	42,924,168
Visa, Inc. Class A	1,064,506	74,355,744
TOTAL UNITED STATES OF AMERICA		572,993,804
TOTAL COMMON STOCKS (Cost $4,657,184,652)		5,339,902,556
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.19% (b)	101,269,415	101,269,415
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	157,036,893	157,036,893
TOTAL MONEY MARKET FUNDS (Cost $258,306,308)		258,306,308
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $4,915,490,960)		5,598,208,864
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(177,717,603)
NET ASSETS - 100%		$ 5,420,491,261
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,344
Fidelity Securities Lending Cash Central Fund	553,869
Total	$ 591,213
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,106,273,649	$ 1,022,194,434	$ 84,079,215	$ -
United States of America	572,993,804	572,993,804	-	-
Switzerland	537,927,289	526,646,116	11,281,173	-
Japan	452,078,283	452,078,283	-	-
Australia	314,795,920	314,795,920	-	-
Germany	260,649,962	260,649,962	-	-
Belgium	182,430,119	35,530,272	146,899,847	-
France	167,718,593	167,718,593	-	-
Brazil	161,771,200	161,771,200	-	-
Other	1,583,263,737	1,583,263,737	-	-
Money Market Funds	258,306,308	258,306,308	-	-
Total Investments in Securities:	$ 5,598,208,864	$ 5,355,948,629	$ 242,260,235	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $4,919,507,391. Net unrealized appreciation aggregated $678,701,473, of which $763,870,717 related to appreciated investment securities and $85,169,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series International
Small Cap Fund -
Series International Small Cap
Class F

January 31, 2011

1.907961.101

SCF-S-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 1.0%
MAp Group unit	2,384,053	$ 7,103,726
OZ Minerals Ltd.	2,615,126	4,247,949
TOTAL AUSTRALIA		11,351,675
Austria - 1.6%
Andritz AG	142,762	12,177,940
Zumtobel AG	174,719	5,103,125
TOTAL AUSTRIA		17,281,065
Bailiwick of Guernsey - 0.8%
Resolution Ltd.	2,111,421	8,839,914
Bailiwick of Jersey - 1.1%
Informa PLC	1,157,118	7,985,861
Randgold Resources Ltd. sponsored ADR	56,800	4,344,632
TOTAL BAILIWICK OF JERSEY		12,330,493
Belgium - 1.3%
Gimv NV	100,800	5,352,834
Umicore SA	182,281	9,345,374
TOTAL BELGIUM		14,698,208
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia)	838,317	4,644,962
Great Eagle Holdings Ltd.	1,321,000	4,413,612
Lazard Ltd. Class A	101,700	4,242,924
Trinity Ltd.	7,956,000	7,204,156
TOTAL BERMUDA		20,505,654
Brazil - 4.2%
Banco ABC Brasil SA	1,039,000	8,411,694
Banco Pine SA	272,100	2,266,548
BR Malls Participacoes SA	436,500	3,978,891
Braskem SA Class A sponsored ADR (d)	680,800	17,176,584
Cia Hering SA	157,800	2,422,597
Iguatemi Empresa de Shopping Centers SA	118,600	2,560,480
Multiplan Empreendimentos Imobiliarios SA	219,700	4,214,814
Odontoprev SA	383,800	5,178,711
TOTAL BRAZIL		46,210,319
Canada - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	53,800	3,683,400
Eldorado Gold Corp.	239,800	3,854,142
Fairfax Financial Holdings Ltd. (sub. vtg.)	18,200	6,944,761
Common Stocks - continued
	Shares	Value
Canada - continued
Niko Resources Ltd.	137,800	$ 13,420,737
Open Text Corp. (a)	99,700	4,923,752
Pan American Silver Corp.	140,800	4,619,649
Petrobank Energy & Resources Ltd. (a)	344,500	8,086,854
Petrominerales Ltd.	126,550	4,935,083
Quadra FNX Mining Ltd. (a)	155,300	2,094,246
Tuscany International Drilling, Inc. (a)	586,000	1,094,616
TOTAL CANADA		53,657,240
Cayman Islands - 1.5%
China Lilang Ltd. (d)	3,329,000	4,372,173
Intime Department Store Group Co. Ltd.	2,955,000	4,313,039
Vantage Drilling Co. (a)	1,236,369	2,299,646
Wynn Macau Ltd.	1,763,600	4,897,130
TOTAL CAYMAN ISLANDS		15,881,988
Cyprus - 0.1%
AFI Development PLC GDR (Reg. S)	997,800	1,317,096
Denmark - 0.4%
William Demant Holding AS (a)	49,900	3,995,519
Finland - 2.9%
Metso Corp.	111,600	5,955,380
Nokian Tyres PLC	316,200	11,419,316
Outotec OYJ	251,800	14,133,282
TOTAL FINLAND		31,507,978
France - 3.0%
Audika SA	92,341	2,218,580
Laurent-Perrier Group	59,926	6,193,921
Remy Cointreau SA	101,873	7,225,637
Saft Groupe SA	234,849	8,905,779
Vetoquinol SA	65,405	2,712,150
Virbac SA	34,800	5,400,130
TOTAL FRANCE		32,656,197
Germany - 3.1%
alstria office REIT-AG	185,100	2,610,040
Bilfinger Berger Se	87,903	7,765,489
CTS Eventim AG	147,473	9,448,477
Fielmann AG	75,995	6,894,542
Software AG (Bearer)	46,300	7,305,087
TOTAL GERMANY		34,023,635
Common Stocks - continued
	Shares	Value
Greece - 0.5%
Terna Energy SA	1,040,300	$ 5,098,531
India - 0.6%
Apollo Tyres Ltd.	1,935,443	2,162,459
Jyothy Laboratories Ltd.	820,151	4,203,218
TOTAL INDIA		6,365,677
Ireland - 0.8%
James Hardie Industries NV unit (a)	1,385,445	8,615,351
Israel - 0.8%
Azrieli Group	178,013	4,750,212
Ituran Location & Control Ltd.	255,243	3,948,609
TOTAL ISRAEL		8,698,821
Italy - 2.6%
Azimut Holdings SpA	1,616,964	16,978,494
Interpump Group SpA (a)	1,375,317	10,826,152
TOTAL ITALY		27,804,646
Japan - 21.9%
Aozora Bank Ltd. (d)	2,861,000	6,308,979
Asahi Co. Ltd. (d)	183,100	2,904,437
Autobacs Seven Co. Ltd.	251,400	10,061,513
Daikoku Denki Co. Ltd.	401,500	5,004,075
Daikokutenbussan Co. Ltd.	250,100	8,562,147
FCC Co. Ltd.	365,600	8,293,704
GCA Savvian Group Corp. (a)(d)	3,785	5,086,324
Glory Ltd.	150,100	3,569,630
Goldcrest Co. Ltd.	114,860	3,075,808
Japan Steel Works Ltd.	544,000	5,679,922
Kamigumi Co. Ltd.	708,000	5,943,129
Kobayashi Pharmaceutical Co. Ltd.	344,100	16,098,246
Kyoto Kimono Yuzen Co. Ltd.	223,900	2,506,873
Meiko Network Japan Co. Ltd.	19,400	165,448
Miraial Co. Ltd.	95,300	2,467,258
MS&AD Insurance Group Holdings, Inc.	102,530	2,438,335
Nabtesco Corp.	471,100	11,094,497
Nachi-Fujikoshi Corp.	1,204,000	5,486,062
Nagaileben Co. Ltd.	110,200	2,847,639
Nihon M&A Center, Inc.	958	4,201,754
Nihon Parkerizing Co. Ltd.	407,000	5,707,322
Nippon Seiki Co. Ltd.	276,000	3,342,398
Nippon Thompson Co. Ltd.	1,698,000	14,625,804
Common Stocks - continued
	Shares	Value
Japan - continued
Nitto Kohki Co. Ltd.	101,300	$ 2,590,506
Obic Co. Ltd.	30,800	5,913,840
Osaka Securities Exchange Co. Ltd.	3,562	18,204,912
OSG Corp.	492,900	7,296,217
Seven Bank Ltd.	1,069	2,412,022
SHO-BOND Holdings Co. Ltd.	291,400	6,280,295
Shoei Co. Ltd.	189,600	1,711,667
The Nippon Synthetic Chemical Industry Co. Ltd.	669,000	4,433,918
THK Co. Ltd.	166,700	4,338,099
Toho Holdings Co. Ltd.	385,600	5,209,922
Tsumura & Co.	191,300	6,017,746
Tsutsumi Jewelry Co. Ltd.	88,400	2,401,706
USS Co. Ltd.	226,440	18,152,719
Yamatake Corp.	224,800	5,220,137
Yamato Kogyo Co. Ltd.	401,000	12,057,359
TOTAL JAPAN		237,712,369
Korea (South) - 0.7%
NCsoft Corp.	13,655	2,347,216
NHN Corp. (a)	31,655	5,653,311
TOTAL KOREA (SOUTH)		8,000,527
Luxembourg - 0.3%
GlobeOp Financial Services SA	493,400	2,995,063
Netherlands - 2.7%
Aalberts Industries NV	473,600	9,368,779
ASM International NV unit (a)(d)	317,600	11,557,464
Heijmans NV unit (a)	49,600	1,100,358
QIAGEN NV (a)(d)	402,200	7,420,590
TOTAL NETHERLANDS		29,447,191
Norway - 0.2%
Sevan Marine ASA (a)	2,141,400	2,266,296
Papua New Guinea - 0.2%
Oil Search Ltd.	315,465	2,093,748
Philippines - 0.2%
Jollibee Food Corp.	1,281,400	2,170,883
Portugal - 0.5%
Jeronimo Martins SGPS SA	361,600	5,465,136
Singapore - 2.2%
Allgreen Properties Ltd.	7,058,000	6,014,087
Common Stocks - continued
	Shares	Value
Singapore - continued
Keppel Land Ltd.	1,099,000	$ 3,848,906
Singapore Exchange Ltd.	1,214,000	8,028,799
Wing Tai Holdings Ltd.	5,035,000	6,455,128
TOTAL SINGAPORE		24,346,920
South Africa - 2.6%
African Rainbow Minerals Ltd.	307,727	9,009,504
Clicks Group Ltd.	1,462,388	8,064,714
JSE Ltd.	392,200	4,363,960
Mr Price Group Ltd.	858,400	6,788,593
TOTAL SOUTH AFRICA		28,226,771
Spain - 1.5%
Grifols SA (d)	105,800	1,612,071
Prosegur Compania de Seguridad SA (Reg.)	243,900	14,190,712
TOTAL SPAIN		15,802,783
Sweden - 1.3%
Fagerhult AB	80,700	2,214,146
Intrum Justitia AB	377,600	5,970,238
Swedish Match Co.	190,200	5,474,972
TOTAL SWEDEN		13,659,356
Switzerland - 1.8%
Bank Sarasin & Co. Ltd. Series B (Reg.)	275,409	12,659,800
Sonova Holding AG Class B	59,217	7,432,309
TOTAL SWITZERLAND		20,092,109
Turkey - 1.2%
Albaraka Turk Katilim Bankasi AS	3,621,000	5,371,131
Asya Katilim Bankasi AS	1,462,000	2,551,324
Coca-Cola Icecek AS	430,000	4,823,933
TOTAL TURKEY		12,746,388
United Kingdom - 16.5%
AMEC PLC	323,178	6,211,417
Babcock International Group PLC	873,600	8,073,392
Bellway PLC	549,600	5,391,634
Britvic PLC	1,040,500	7,475,995
Cobham PLC	1,128,800	3,796,679
Dechra Pharmaceuticals PLC	577,803	4,719,735
Derwent London PLC	190,300	4,785,266
Great Portland Estates PLC	1,288,000	7,430,657
Common Stocks - continued
	Shares	Value
United Kingdom - continued
H&T Group PLC	429,906	$ 2,210,274
InterContinental Hotel Group PLC ADR (d)	497,000	10,591,070
Johnson Matthey PLC	284,200	8,762,387
Meggitt PLC	2,085,746	11,859,255
Micro Focus International PLC	644,500	4,234,345
Mothercare PLC	751,600	6,476,445
Persimmon PLC	596,700	3,905,009
Rotork PLC	172,200	4,523,188
Serco Group PLC	1,633,609	14,416,749
Shaftesbury PLC	1,235,500	8,677,207
Spectris PLC	400,929	8,668,997
Spirax-Sarco Engineering PLC	456,700	13,254,301
Ted Baker PLC	410,349	4,304,892
Ultra Electronics Holdings PLC	266,100	7,607,653
Unite Group PLC (a)	3,799,651	12,353,993
Victrex PLC	442,200	10,198,795
TOTAL UNITED KINGDOM		179,929,335
United States of America - 11.0%
Advanced Energy Industries, Inc. (a)	532,908	8,230,764
ANSYS, Inc. (a)	34,715	1,820,802
Autoliv, Inc.	134,000	10,291,200
Broadridge Financial Solutions, Inc.	113,295	2,593,323
Cymer, Inc. (a)	180,700	8,780,213
Dril-Quip, Inc. (a)	61,817	4,767,327
Greenhill & Co., Inc.	24,500	1,700,790
ION Geophysical Corp. (a)	1,047,100	9,957,921
Juniper Networks, Inc. (a)	199,600	7,409,152
Kansas City Southern (a)	167,200	8,356,656
Lam Research Corp. (a)	47,300	2,359,797
Martin Marietta Materials, Inc. (d)	54,000	4,509,000
Mohawk Industries, Inc. (a)	211,862	11,768,934
Oceaneering International, Inc. (a)	51,200	3,954,176
PriceSmart, Inc.	441,900	16,124,931
ResMed, Inc. (a)	360,800	11,361,592
Solera Holdings, Inc.	51,100	2,674,063
Solutia, Inc. (a)	109,200	2,557,464
TOTAL UNITED STATES OF AMERICA		119,218,105
TOTAL COMMON STOCKS (Cost $925,854,064)		1,065,012,987
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	23,468,177	$ 23,468,177
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	22,729,305	22,729,305
TOTAL MONEY MARKET FUNDS (Cost $46,197,482)		46,197,482
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $972,051,546)		1,111,210,469
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(23,454,105)
NET ASSETS - 100%		$ 1,087,756,364
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,969
Fidelity Securities Lending Cash Central Fund	61,746
Total	$ 78,715
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 237,712,369	$ 237,712,369	$ -	$ -
United Kingdom	179,929,335	179,929,335	-	-
United States of America	119,218,105	119,218,105	-	-
Canada	53,657,240	53,657,240	-	-
Brazil	46,210,319	46,210,319	-	-
Germany	34,023,635	34,023,635	-	-
France	32,656,197	32,656,197	-	-
Finland	31,507,978	31,507,978	-	-
Netherlands	29,447,191	29,447,191	-	-
Other	300,650,618	298,488,159	2,162,459	-
Money Market Funds	46,197,482	46,197,482	-	-
Total Investments in Securities:	$ 1,111,210,469	$ 1,109,048,010	$ 2,162,459	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $972,488,019. Net unrealized appreciation aggregated $138,722,450, of which $163,677,578 related to appreciated investment securities and $24,955,128 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series International
Value Fund

January 31, 2011

1.907974.101

VSF-S-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 2.6%
Commonwealth Bank of Australia	285,356	$ 14,918,130
Macquarie Group Ltd.	1,557,022	63,028,034
Wesfarmers Ltd.	498,268	16,897,562
Westfield Group unit	3,912,342	38,364,629
Westfield Retail Trust unit	4,618,853	12,197,733
TOTAL AUSTRALIA		145,406,088
Bailiwick of Jersey - 1.3%
Informa PLC	2,753,181	19,001,106
United Business Media Ltd.	3,174,300	35,715,926
WPP PLC	1,634,234	20,207,861
TOTAL BAILIWICK OF JERSEY		74,924,893
Bermuda - 0.7%
Seadrill Ltd.	1,194,300	39,272,586
Brazil - 1.4%
Banco do Brasil SA	1,656,912	29,571,035
Banco Santander (Brasil) SA ADR	1,378,200	15,987,120
Cyrela Brazil Realty SA	1,126,700	12,439,309
Itau Unibanco Banco Multiplo SA ADR	320,200	6,884,300
Vivo Participacoes SA sponsored ADR	495,700	16,873,628
TOTAL BRAZIL		81,755,392
Canada - 2.8%
Open Text Corp. (a)	240,200	11,862,439
Petrobank Energy & Resources Ltd. (a)	636,200	14,934,272
Petrominerales Ltd.	390,754	15,238,274
Power Corp. of Canada (sub. vtg.) (d)	630,100	16,987,713
Suncor Energy, Inc.	692,500	28,679,503
The Toronto-Dominion Bank	719,500	53,874,458
Yamana Gold, Inc.	1,504,900	16,941,587
TOTAL CANADA		158,518,246
Cayman Islands - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	5,649,000	8,723,317
China ZhengTong Auto Services Holdings Ltd.	6,250,000	5,186,423
Hengdeli Holdings Ltd.	27,704,000	15,598,779
TOTAL CAYMAN ISLANDS		29,508,519
China - 0.9%
China Merchants Bank Co. Ltd. (H Shares)	8,676,945	20,432,576
Common Stocks - continued
	Shares	Value
China - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	29,516,000	$ 21,956,803
Nine Dragons Paper (Holdings) Ltd.	7,537,000	10,652,799
TOTAL CHINA		53,042,178
Denmark - 1.0%
Novo Nordisk AS Series B	188,368	21,205,606
Vestas Wind Systems AS (a)(d)	1,044,791	36,014,705
TOTAL DENMARK		57,220,311
France - 10.3%
Alstom SA	252,730	14,104,175
Atos Origin SA (a)	272,818	15,187,883
AXA SA sponsored ADR	5,961,500	126,622,260
BNP Paribas SA	832,975	62,262,716
Christian Dior SA	167,800	23,052,221
Compagnie de St. Gobain	769,511	44,582,451
Credit Agricole SA	1,653,200	24,420,260
PPR SA	195,700	31,278,878
Schneider Electric SA	140,773	21,950,607
Societe Generale Series A	1,855,892	119,998,024
Total SA sponsored ADR	1,003,600	58,981,572
Unibail-Rodamco	226,554	43,235,248
TOTAL FRANCE		585,676,295
Germany - 7.1%
Allianz AG sponsored ADR	1,546,300	21,586,348
BASF AG	520,740	40,050,332
Bayer AG	304,534	22,454,613
Bayerische Motoren Werke AG (BMW)	354,501	27,216,290
Daimler AG (United States) (a)	959,400	70,151,328
Deutsche Boerse AG	330,300	25,032,724
E.ON AG	2,356,584	78,557,081
HeidelbergCement AG	751,100	49,078,654
Kabel Deutschland Holding AG	179,014	9,018,582
Metro AG	309,300	21,777,092
Munich Re Group	146,274	22,908,498
Volkswagen AG (d)	117,936	17,921,437
TOTAL GERMANY		405,752,979
Greece - 0.2%
Public Power Corp. of Greece	569,278	9,313,132
Common Stocks - continued
	Shares	Value
Hong Kong - 3.8%
China Resources Power Holdings Co. Ltd.	11,890,000	$ 20,800,790
CNOOC Ltd.	11,456,000	25,499,983
Swire Pacific Ltd. (A Shares)	3,891,000	61,183,640
Techtronic Industries Co. Ltd.	17,545,000	21,827,737
Wharf Holdings Ltd.	11,444,000	86,452,340
TOTAL HONG KONG		215,764,490
India - 0.6%
Adani Power Ltd. (a)	1,610,768	4,348,107
Bank of Baroda	1,110,968	21,221,843
Reliance Industries Ltd.	264,627	5,308,709
State Bank of India	95,401	5,501,093
TOTAL INDIA		36,379,752
Indonesia - 0.7%
PT Bank Rakyat Indonesia Tbk	50,683,500	27,167,963
PT Semen Gresik (Persero) Tbk	15,513,000	13,287,590
TOTAL INDONESIA		40,455,553
Ireland - 0.4%
CRH PLC sponsored ADR (d)	922,096	20,110,914
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	592,500	32,380,125
Italy - 1.7%
Intesa Sanpaolo SpA	20,447,624	68,022,497
UniCredit SpA	12,295,600	30,450,312
TOTAL ITALY		98,472,809
Japan - 19.4%
ABC-Mart, Inc.	439,700	15,985,195
Aisin Seiki Co. Ltd.	963,500	36,565,577
Denso Corp.	1,426,500	52,485,746
East Japan Railway Co.	433,500	28,625,366
Honda Motor Co. Ltd.	982,200	42,334,974
Japan Retail Fund Investment Corp.	22,264	40,877,008
Japan Tobacco, Inc.	2,913	10,930,848
JSR Corp.	838,800	17,291,053
Konica Minolta Holdings, Inc.	1,574,500	15,192,544
Miraca Holdings, Inc.	377,300	14,456,731
Mitsubishi Corp.	2,100,000	58,461,258
Mitsubishi UFJ Financial Group, Inc.	17,745,600	92,169,189
Mitsui & Co. Ltd.	4,018,200	67,557,457
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Electric Glass Co. Ltd.	3,945,000	$ 59,357,640
Nippon Telegraph & Telephone Corp.	336,800	15,625,837
Obic Co. Ltd.	122,450	23,511,355
ORIX Corp.	520,090	51,324,672
Promise Co. Ltd. (d)	1,798,550	15,842,491
Ricoh Co. Ltd.	947,000	13,487,366
Seven & i Holdings Co., Ltd.	512,200	13,254,298
SOFTBANK CORP.	445,800	15,332,522
Sumitomo Corp.	4,692,800	67,521,892
Sumitomo Metal Industries Ltd.	5,681,000	13,288,889
Sumitomo Mitsui Financial Group, Inc.	1,587,400	53,971,593
Tokio Marine Holdings, Inc.	820,500	24,451,060
Tokyo Electron Ltd.	686,300	44,733,249
Tokyo Gas Co. Ltd.	13,539,000	58,886,733
Toyota Motor Corp.	2,209,100	90,947,702
USS Co. Ltd.	190,830	15,298,019
West Japan Railway Co.	4,116	15,695,760
Yamada Denki Co. Ltd.	284,620	19,314,491
TOTAL JAPAN		1,104,778,515
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	49,330	43,212,627
Shinhan Financial Group Co. Ltd.	486,100	21,529,693
Shinhan Financial Group Co. Ltd. sponsored ADR	68,900	6,146,569
TOTAL KOREA (SOUTH)		70,888,889
Luxembourg - 1.0%
Apera M unit (a)	50,445	2,055,634
Aperam (a)	19,717	808,428
ArcelorMittal SA:
(Netherlands)	394,356	14,383,811
Class A unit (d)	1,008,900	36,804,672
TOTAL LUXEMBOURG		54,052,545
Netherlands - 3.7%
Gemalto NV	667,234	33,738,030
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	4,115,052	46,854,525
sponsored ADR (a)(d)	5,178,800	58,986,532
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	2,586,302	$ 40,770,555
Randstad Holdings NV (a)	509,329	27,800,211
TOTAL NETHERLANDS		208,149,853
Norway - 1.1%
Aker Solutions ASA	2,695,987	49,023,897
DnB NOR ASA	1,022,800	14,072,793
TOTAL NORWAY		63,096,690
Portugal - 0.7%
Energias de Portugal SA	10,517,428	40,401,795
Russia - 0.7%
Mechel Steel Group OAO sponsored ADR	630,100	19,867,053
OAO Gazprom sponsored ADR	826,800	22,125,168
TOTAL RUSSIA		41,992,221
Singapore - 1.7%
DBS Group Holdings Ltd.	1,002,197	11,767,510
United Overseas Bank Ltd.	3,982,677	61,645,563
Yanlord Land Group Ltd.	17,799,000	21,427,814
TOTAL SINGAPORE		94,840,887
South Africa - 0.2%
Impala Platinum Holdings Ltd.	369,300	10,472,181
Spain - 6.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	2,423,500	29,736,345
Banco Santander SA	2,394,045	29,309,836
Banco Santander SA:
rights (a)	2,394,045	452,288
sponsored ADR (d)	8,751,300	107,115,912
Gestevision Telecinco SA	603,385	7,582,993
Iberdrola SA	8,126,250	69,641,475
International Consolidated Airlines Group (a)(d)	2,651,300	10,887,910
Red Electrica Corporacion SA	312,300	15,934,367
Telefonica SA sponsored ADR (d)	3,620,700	90,988,191
TOTAL SPAIN		361,649,317
Sweden - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	1,072,978	13,225,375
Switzerland - 5.1%
Lonza Group AG	255,636	20,130,844
Roche Holding AG (participation certificate)	736,396	112,001,764
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (a)	575,000	$ 45,959,750
Zurich Financial Services AG	411,465	112,394,030
TOTAL SWITZERLAND		290,486,388
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,264,200	18,354,856
Thailand - 0.3%
Siam Commercial Bank PCL (For. Reg.)	5,912,200	17,982,424
Turkey - 0.2%
Turkcell Iletisim Hizmet AS sponsored ADR	696,505	10,767,967
United Kingdom - 19.7%
Aberdeen Asset Management PLC	6,216,790	22,154,596
Aegis Group PLC	10,808,930	24,150,411
Anglo American PLC (United Kingdom)	1,559,600	76,499,209
AstraZeneca PLC sponsored ADR (d)	282,900	13,833,810
Aviva PLC	3,494,500	24,848,969
BAE Systems PLC	4,992,600	27,347,681
Barclays PLC	19,161,095	89,729,028
BP PLC sponsored ADR	3,077,000	146,065,190
Centrica PLC	2,979,300	15,264,975
GlaxoSmithKline PLC sponsored ADR	1,823,400	66,244,122
HSBC Holdings PLC sponsored ADR	725,184	39,624,054
Imperial Tobacco Group PLC	777,706	22,221,733
International Power PLC	2,147,169	14,540,148
Lloyds Banking Group PLC (a)	22,718,100	22,972,360
Misys PLC	2,240,400	12,175,226
Prudential PLC	3,532,397	38,274,341
Rio Tinto PLC	539,500	37,046,079
Royal Dutch Shell PLC Class A sponsored ADR (d)	3,288,400	233,443,514
Tesco PLC	2,379,003	15,344,200
Vedanta Resources PLC	860,600	31,316,794
Vodafone Group PLC sponsored ADR	4,413,300	125,161,188
Wolseley PLC (a)	583,300	20,338,458
TOTAL UNITED KINGDOM		1,118,596,086
TOTAL COMMON STOCKS (Cost $4,970,859,341)		5,603,690,251
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
Germany - 0.1%
Volkswagen AG	49,200	$ 7,947,866
Italy - 0.9%
Fiat Industrial SpA (a)	1,434,000	13,074,552
Fiat SpA (Risparmio Shares)	1,434,000	10,944,539
Telecom Italia SpA (Risparmio Shares)	21,274,100	25,327,604
TOTAL ITALY		49,346,695
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $41,584,861)		57,294,561
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.19% (b)	33,958,518	33,958,518
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	184,497,510	184,497,510
TOTAL MONEY MARKET FUNDS (Cost $218,456,028)		218,456,028
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $6,132,000)	$ 6,132,039	6,132,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $5,237,032,230)		5,885,572,840
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(194,163,622)
NET ASSETS - 100%		$ 5,691,409,218
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,132,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,888,710
Barclays Capital, Inc.	1,158,981
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,084,309
$ 6,132,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,883
Fidelity Securities Lending Cash Central Fund	607,438
Total	$ 638,321
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,118,596,086	$ 905,725,309	$ 212,870,777	$ -
Japan	1,104,778,515	809,729,220	295,049,295	-
France	585,676,295	585,676,295	-	-
Germany	413,700,845	413,700,845	-	-
Spain	361,649,317	332,339,481	29,309,836	-
Switzerland	290,486,388	290,486,388	-	-
Hong Kong	215,764,490	190,264,507	25,499,983	-
Netherlands	208,149,853	161,295,328	46,854,525	-
Canada	158,518,246	158,518,246	-	-
Other	1,203,664,777	1,088,092,677	115,572,100	-
Money Market Funds	218,456,028	218,456,028	-	-
Cash Equivalents	6,132,000	-	6,132,000	-
Total Investments in Securities:	$ 5,885,572,840	$ 5,154,284,324	$ 731,288,516	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $5,263,191,947. Net unrealized appreciation aggregated $622,380,893, of which $731,234,241 related to appreciated investment securities and $108,853,348 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Emerging Asia Fund
(formerly Fidelity Southeast Asia Fund)

January 31, 2011

1.813038.106

SEA-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Bermuda - 2.1%
Cheung Kong Infrastructure Holdings Ltd.	593,000	$ 2,817,906
China Yurun Food Group Ltd.	3,088,000	9,980,710
Huabao International Holdings Ltd.	5,214,000	7,717,212
Jardine Matheson Holdings Ltd.	191,200	8,913,744
Jinhui Shipping & Transportation Ltd. (a)(d)	364,500	1,261,682
Noble Group Ltd.	4,824,818	8,222,407
TOTAL BERMUDA		38,913,661
Canada - 0.3%
Niko Resources Ltd.	58,200	5,668,265
Cayman Islands - 5.6%
AAC Acoustic Technology Holdings, Inc.	492,000	1,325,159
Agile Property Holdings Ltd.	2,758,000	4,096,250
Belle International Holdings Ltd.	6,342,000	10,850,898
Bosideng International Holdings Ltd.	2,698,000	837,415
Central China Real Estate Ltd.	19,164,000	5,776,139
Chaoda Modern Agriculture (Holdings) Ltd.	9,698,000	6,915,771
China Infrastructure Machinery Holdings Ltd.	2,456,000	1,433,255
China Lilang Ltd.	2,059,000	2,704,207
China Shanshui Cement Group Ltd.	3,830,000	2,991,573
Country Garden Holdings Co. Ltd.	13,981,000	5,236,061
Enn Energy Holdings Ltd.	1,704,000	5,070,388
International Taifeng Holdings Ltd.	6,498,000	3,392,015
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,076,190	7,425,711
Kingboard Chemical Holdings Ltd.	2,765,500	15,748,538
Sands China Ltd. (a)	798,000	1,975,349
Shenguan Holdings Group Ltd.	2,984,000	4,003,263
Shui On Land Ltd.	14,892,750	7,162,915
Tencent Holdings Ltd.	407,200	10,549,764
Trina Solar Ltd. (a)(d)	162,300	4,231,161
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	95,500	1,105,890
Youyuan International Holdings Ltd.	5,092,000	2,664,601
TOTAL CAYMAN ISLANDS		105,496,323
China - 13.8%
Agricultural Bank of China (H Shares)	30,651,000	15,095,916
Air China Ltd. (H Shares) (a)	5,154,000	5,308,155
Baidu.com, Inc. sponsored ADR (a)	40,900	4,442,967
Bank of China Ltd. (H Shares)	22,009,000	11,432,440
China Communications Services Corp. Ltd. (H Shares)	5,948,000	3,638,924
China Construction Bank Corp. (H Shares)	53,228,000	46,764,288
China Life Insurance Co. Ltd. (H Shares)	1,382,000	5,388,971
China Merchants Bank Co. Ltd. (H Shares)	5,415,000	12,751,308
China Metal Recycling (Holdings) Ltd.	2,640,000	3,044,018
China Minsheng Banking Corp. Ltd. (H Shares)	10,731,500	9,097,991

	Shares	Value
China Oilfield Services Ltd. (H Shares)	4,082,000	$ 7,895,106
China Petroleum & Chemical Corp. (H Shares)	30,652,000	33,878,279
China Railway Group Ltd.	6,442,000	4,668,236
China Southern Airlines Ltd. (H Shares) (a)	2,338,000	1,196,891
Dalian Port (PDA) Co. Ltd. (H Shares)	4,520,000	1,849,323
Dongfeng Motor Group Co. Ltd. (H Shares)	3,196,000	5,640,386
Great Wall Motor Co. Ltd. (H Shares)	2,950,000	4,646,265
Harbin Power Equipment Co. Ltd. (H Shares)	4,058,000	5,105,810
Huaneng Power International, Inc. (H Shares)	7,956,000	4,439,921
Industrial & Commercial Bank of China Ltd. (H Shares)	53,593,000	39,867,561
Ping An Insurance Group Co. China Ltd. (H Shares)	2,533,000	25,096,738
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	519,015	922,628
Sina Corp. (a)	9,300	792,825
Sinotrans Ltd. (H Shares)	19,080,000	5,139,031
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares) (a)	286,600	558,732
Zhongpin, Inc. (a)(d)	154,500	2,920,050
TOTAL CHINA		261,582,760
Hong Kong - 13.6%
Cathay Pacific Airways Ltd.	4,369,000	11,005,433
China Everbright Ltd.	1,640,000	3,407,552
China Mobile (Hong Kong) Ltd.	5,015,300	49,298,812
China Resources Power Holdings Co. Ltd.	3,309,116	5,789,086
China State Construction International Holdings Ltd.	874,000	860,907
Citic Pacific Ltd.	3,559,000	9,563,032
CNOOC Ltd.	15,061,000	33,524,375
First Pacific Co. Ltd.	2,544,000	2,202,442
Galaxy Entertainment Group Ltd. (a)(d)	885,000	1,359,827
Hang Lung Group Ltd.	1,054,000	6,657,796
Hang Seng Bank Ltd.	1,202,800	19,838,919
Hong Kong Electric Holdings Ltd.	4,067,500	25,771,406
Hong Kong Exchanges and Clearing Ltd.	511,000	11,718,500
Hongkong Land Holdings Ltd.	2,304,000	16,220,160
New World Development Co. Ltd.	3,172,000	6,004,864
PCCW Ltd.	24,693,000	11,654,812
Sinotruk Hong Kong Ltd.	1,757,000	1,633,779
SJM Holdings Ltd.	2,039,000	3,415,419
Swire Pacific Ltd. (A Shares)	933,000	14,670,865
Television Broadcasts Ltd.	621,000	3,337,254
Wharf Holdings Ltd.	2,401,000	18,138,070
TOTAL HONG KONG		256,073,310
India - 5.9%
Apollo Tyres Ltd.	1,157,964	1,293,786
Bank of Baroda	367,350	7,017,164
Common Stocks - continued
	Shares	Value
India - continued
Bank of India	376,161	$ 3,604,414
Cadila Healthcare Ltd.	166,199	2,998,473
Canara Bank	268,252	3,529,277
Dena Bank	265,546	611,273
Ess Dee Aluminium Ltd.	231,706	2,078,907
HCL Infosystems Ltd.	455,220	1,080,806
Hindalco Industries Ltd.	1,398,602	7,009,033
ICSA (India) Ltd.	286,636	751,227
Indian Oil Corp. Ltd.	828,912	6,094,968
Indian Overseas Bank	777,581	2,207,600
Mahindra & Mahindra Financial Services Ltd.	361,732	5,496,826
Maruti Suzuki India Ltd.	136,380	3,740,047
Mphasis BFL Ltd.	162,983	2,399,487
Oriental Bank of Commerce	396,292	2,856,416
Patni Computer Systems Ltd.	701,614	7,169,247
Piramal Healthcare Ltd.	209,101	2,006,822
Ramky Infrastructure Ltd.	117,198	670,196
Reliance Infrastructure Ltd.	148,144	2,287,059
Rural Electrification Corp. Ltd.	920,916	4,896,480
Shree Renuka Sugars Ltd.	959,636	1,720,329
Sintex Industries Ltd.	388,839	1,207,034
State Bank of India	130,874	7,546,567
Sun TV Ltd.	181,907	1,937,960
Tata Chemicals Ltd.	579,970	4,440,425
Tata Consultancy Services Ltd.	561,744	14,213,686
Tata Power Co. Ltd.	170,995	4,638,601
Titan Industries Ltd.	20,731	1,629,120
Voltas Ltd.	621,408	2,603,608
Welspun Gujarat Stahl Rohren Ltd.	269,567	891,203
Yes Bank Ltd.	205,200	1,178,137
TOTAL INDIA		111,806,178
Indonesia - 1.9%
Indofood Sukses Makmur Tbk PT (a)	750,500	379,481
PT Astra International Tbk	2,133,500	11,530,556
PT Bank Rakyat Indonesia Tbk	27,735,000	14,866,839
PT BISI International Tbk (a)	2,443,000	372,607
PT Indofood Sukses Makmur Tbk	9,505,000	4,937,405
PT XL Axiata Tbk (a)	6,628,000	3,845,834
TOTAL INDONESIA		35,932,722
Korea (South) - 20.8%
Busan Bank	1,009,170	12,165,463
Celltrion, Inc. (a)	96,718	3,100,504
Cheil Worldwide, Inc.	544,220	6,900,704
CJ CheilJedang Corp.	38,517	6,620,850
CJ Corp.	99,539	6,710,746
CJ Home Shopping (a)	15,849	3,719,271
Dongbu Insurance Co. Ltd.	107,600	4,362,131
Doosan Co. Ltd.	52,152	7,777,105
Doosan Construction & Engineering Co. Ltd.	648,550	3,532,676

	Shares	Value
Duksan Hi-Metal Co. Ltd. (a)	178,952	$ 3,443,613
GS Holdings Corp.	323,580	24,068,954
Halla Climate Control Co.	272,430	4,305,848
Hanwha Corp.	234,090	11,935,745
Honam Petrochemical Corp.	41,258	13,299,825
Hyosung Corp.	32,672	2,684,072
Hyundai Heavy Industries Co. Ltd.	35,027	15,169,638
Hyundai Mipo Dockyard Co. Ltd.	28,054	5,147,984
Hyundai Mobis	71,458	16,494,606
Hyundai Motor Co.	135,575	21,670,214
Hyundai Steel Co.	110,796	13,752,113
Industrial Bank of Korea	828,970	12,546,976
Kia Motors Corp.	277,210	13,540,253
Korea Zinc Co. Ltd.	21,364	5,665,909
Kyeryong Construction Industrial Co. Ltd.	60,160	956,221
LG Chemical Ltd.	60,505	22,691,913
LG Corp.	147,972	11,257,700
Lotte Shopping Co. Ltd.	17,689	7,155,369
Meritz Fire & Marine Insurance Co. Ltd.	153,960	1,429,788
Samsung Electronics Co. Ltd.	84,358	73,896,828
Samsung Heavy Industries Ltd.	302,080	11,504,601
Shinhan Financial Group Co. Ltd.	350,480	15,522,993
SK Telecom Co. Ltd.	198,987	29,279,475
TOTAL KOREA (SOUTH)		392,310,088
Malaysia - 2.7%
AMMB Holdings Bhd	4,250,000	9,203,822
Axiata Group Bhd (a)	8,574,000	13,442,822
Glomac Bhd	1,615,900	955,342
Malayan Banking Bhd	5,759,677	16,367,529
Public Bank Bhd (For. Reg.)	2,664,900	11,664,106
TOTAL MALAYSIA		51,633,621
Mauritius - 0.4%
Golden Agri-Resources Ltd.	12,335,000	6,798,136
Philippines - 0.1%
Universal Robina Corp.	2,308,000	1,819,499
Singapore - 5.0%
Avago Technologies Ltd.	94,100	2,701,611
City Developments Ltd.	747,000	6,633,771
Keppel Corp. Ltd.	3,444,000	31,500,000
Keppel Land Ltd.	2,461,000	8,618,887
MobileOne Ltd.	2,763,000	5,291,862
SembCorp Industries Ltd.	4,285,000	17,284,709
SembCorp Marine Ltd.	2,757,000	11,616,815
Yangzijiang Shipbuilding Holdings Ltd.	2,932,000	4,263,227
Yanlord Land Group Ltd.	5,351,000	6,441,948
TOTAL SINGAPORE		94,352,830
Taiwan - 18.6%
Advanced Semiconductor Engineering, Inc.	7,368,000	9,145,289
Chroma ATE, Inc.	4,069,125	12,610,925
Delta Electronics, Inc.	3,811,000	17,650,809
Common Stocks - continued
	Shares	Value
Taiwan - continued
Farglory Land Development Co. Ltd.	1,308,000	$ 3,265,496
Formosa Chemicals & Fibre Corp.	6,372,000	23,258,678
Formosa Plastics Corp.	9,287,000	31,756,168
Fubon Financial Holding Co. Ltd.	19,910,034	27,835,654
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,736,000	28,994,491
HTC Corp.	672,250	22,662,974
Huaku Development Co. Ltd.	993,269	3,276,693
Hung Poo Real Estate Development Co. Ltd.	3,967,447	6,359,665
Insyde Software Corp.	463,928	1,837,180
King Slide Works Co. Ltd.	323,400	1,676,023
Macronix International Co. Ltd.	17,634,000	13,693,068
Nan Ya Plastics Corp.	8,546,000	23,689,842
Taishin Financial Holdings Co. Ltd.	44,005,820	25,609,448
Taiwan Cement Corp.	5,714,364	6,168,916
Taiwan Semiconductor Manufacturing Co. Ltd.	21,776,192	56,616,984
Tripod Technology Corp.	2,180,000	10,096,763
Unified-President Enterprises Corp.	4,535,000	6,230,940
Unimicron Technology Corp.	2,292,000	4,775,000
Wistron Corp.	7,035,000	13,808,368
TOTAL TAIWAN		351,019,374
Thailand - 4.6%
Advanced Info Service PCL (For. Reg.)	999,700	2,587,801
Asian Property Development PCL (For. Reg.)	9,227,600	1,746,690
Bangkok Bank Public Co. Ltd.:
(For. Reg.)	678,200	3,302,673
NVDR	1,158,200	5,583,944
Banpu PCL:
unit	710,700	16,787,284
(For. Reg.)	75,400	1,781,006
BEC World PCL (For. Reg.)	4,536,300	4,623,635
C.P. Seven Eleven PCL	5,750,200	7,163,330
Charoen Pokphand Foods PCL (For. Reg.)	8,362,500	5,925,862
Delta Electronics PCL (For. Reg.)	2,089,100	1,926,528
Electricity Generating PCL unit	2,755,700	9,496,264
LPN Development PCL unit	4,786,300	1,324,150
National Finance PCL (For. Reg.)	4,629,800	4,531,676
PTT PCL (For. Reg.)	543,700	5,893,529
Siam Cement PCL (For. Reg.)	489,800	5,277,573
Siam Commercial Bank PCL (For. Reg.)	1,792,000	5,450,510
Siam Makro PCL (For. Reg.)	557,300	2,560,641
Supalai PCL (For. Reg.)	4,303,200	1,350,624
TOTAL THAILAND		87,313,720
United Kingdom - 0.9%
HSBC Holdings PLC (Hong Kong)	1,571,603	17,179,090

	Shares	Value
United States of America - 0.2%
China Natural Gas, Inc. (a)(d)	84,700	$ 439,593
ChinaCast Education Corp. (a)	46,100	347,594
Cognizant Technology Solutions Corp. Class A (a)	27,300	1,991,535
SORL Auto Parts, Inc. (a)	112,900	854,653
TOTAL UNITED STATES OF AMERICA		3,633,375
TOTAL COMMON STOCKS (Cost $1,533,725,939)		1,821,532,952
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.14% 4/14/11 (e) (Cost $2,799,229)	$ 2,800,000	2,799,188
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	62,126,715	62,126,715
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	13,847,030	13,847,030
TOTAL MONEY MARKET FUNDS (Cost $75,973,745)		75,973,745
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,612,498,913)		1,900,305,885
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,927,682)
NET ASSETS - 100%		$ 1,888,378,203
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
110 Hang Seng 100 Index Contracts (Hong Kong)	Feb. 2011	$ 16,486,315	$ (345,660)
139 Hang Seng China Enterprises Index Contracts (Hong Kong)	Feb. 2011	11,168,242	(143,544)
95 MSCI Index Contracts (Singapore)	Feb. 2011	5,584,740	(90,617)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
439 MSCI Taiwan Stock Index Contracts (Singapore)	Feb. 2011	$ 14,320,180	$ 55,841
581 Singapore Exchange Ltd.	Feb. 2011	6,419,469	(198,902)
TOTAL EQUITY INDEX CONTRACTS		$ 53,978,946	$ (722,882)

The face value of futures purchased as a percentage of net assets is 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,599,246.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,807
Fidelity Securities Lending Cash Central Fund	176,781
Total	$ 189,588
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 392,310,088	$ 363,030,613	$ 29,279,475	$ -
Taiwan	351,019,374	285,257,101	65,762,273	-
China	261,582,760	216,678,698	44,904,062	-
Hong Kong	256,073,310	173,250,123	82,823,187	-
India	111,806,178	99,143,908	12,662,270	-
Cayman Islands	105,496,323	105,496,323	-	-
Singapore	94,352,830	94,352,830	-	-
Thailand	87,313,720	87,313,720	-	-
Malaysia	51,633,621	51,633,621	-	-
Other	109,944,748	92,765,658	17,179,090	-
Government Obligations	2,799,188	-	2,799,188	-
Money Market Funds	75,973,745	75,973,745	-	-
Total Investments in Securities:	$ 1,900,305,885	$ 1,644,896,340	$ 255,409,545	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 55,841	$ 55,841	$ -	$ -
Liabilities
Futures Contracts	$ (778,723)	$ (778,723)	$ -	$ -
Total Derivative Instruments:	$ (722,882)	$ (722,882)	$ -	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $1,615,067,834. Net unrealized appreciation aggregated $285,238,051, of which $332,541,148 related to appreciated investment securities and $47,303,097 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Total International
Equity Fund

January 31, 2011

1.863104.103

TIE-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,200	$ 55,368
Australia - 3.4%
Coca-Cola Amatil Ltd.	12,277	137,517
Commonwealth Bank of Australia	1,947	101,787
CSL Ltd.	13,513	501,084
Leighton Holdings Ltd.	12,111	380,784
Macquarie Group Ltd.	10,554	427,224
MAp Group unit	38,293	114,101
Newcrest Mining Ltd.	4,517	166,462
Newcrest Mining Ltd. sponsored ADR	5,384	198,723
OZ Minerals Ltd.	160,572	260,829
Wesfarmers Ltd.	3,392	115,032
Westfield Group unit	27,228	266,999
Westfield Retail Trust unit	30,985	81,827
Woolworths Ltd.	11,592	308,439
Worleyparsons Ltd.	9,102	250,802
TOTAL AUSTRALIA		3,311,610
Austria - 0.4%
Andritz AG	3,329	283,972
Erste Bank AG	1,100	55,116
Zumtobel AG	3,500	102,227
TOTAL AUSTRIA		441,315
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	51,066	213,799
Bailiwick of Jersey - 1.0%
Heritage Oil PLC	6,730	35,140
Informa PLC	33,344	230,124
Randgold Resources Ltd. sponsored ADR	3,680	281,483
United Business Media Ltd.	21,800	245,285
West China Cement Ltd. (a)	46,000	16,284
WPP PLC	11,720	144,922
TOTAL BAILIWICK OF JERSEY		953,238
Belgium - 1.4%
Anheuser-Busch InBev SA NV	19,779	1,091,229
Gimv NV	320	16,993
Umicore SA	5,728	293,669
TOTAL BELGIUM		1,401,891
Common Stocks - continued
	Shares	Value
Bermuda - 1.5%
Aquarius Platinum Ltd.:
(Australia)	14,321	$ 79,350
(United Kingdom)	3,200	17,933
Cheung Kong Infrastructure Holdings Ltd.	9,000	42,768
China Yurun Food Group Ltd.	24,000	77,570
Credicorp Ltd. (NY Shares)	600	62,556
G-Resources Group Ltd. (a)	12,000	893
Great Eagle Holdings Ltd.	4,000	13,364
Lazard Ltd. Class A	3,700	154,364
Li & Fung Ltd.	40,000	259,337
Orient Overseas International Ltd.	10,500	105,245
Seadrill Ltd.	14,000	460,367
Shenzhen International Holdings Ltd.	462,500	40,930
Sparkle Roll Group Ltd.	88,000	15,914
Texwinca Holdings Ltd.	20,000	21,727
Trinity Ltd.	106,000	95,983
TOTAL BERMUDA		1,448,301
Brazil - 4.0%
AES Tiete SA (PN) (non-vtg.)	2,200	30,978
Anhanguera Educacional Participacoes SA	500	10,600
Banco ABC Brasil SA	12,700	102,819
Banco Bradesco SA (PN) sponsored ADR	14,900	281,908
Banco do Brasil SA	17,511	312,520
Banco do Estado do Rio Grande do Sul SA	4,300	42,291
Banco Pine SA	900	7,497
Banco Santander (Brasil) SA ADR	9,400	109,040
BM&F Bovespa SA	20,400	142,525
BR Malls Participacoes SA	10,300	93,889
Braskem SA Class A sponsored ADR	14,470	365,078
Cia Hering SA	3,000	46,057
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	1,800	68,688
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	5,700	152,190
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	600	14,681
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	6,900	117,714
Confab Industrial SA (PN) (non-vtg.)	2,500	8,666
Cyrela Brazil Realty SA	6,500	71,763
Eletropaulo Metropolitana SA (PN-B)	1,700	33,133
Estacio Participacoes SA	1,500	21,589
Even Construtora e Incorporadora SA	1,900	9,001
Common Stocks - continued
	Shares	Value
Brazil - continued
Fibria Celulose SA sponsored ADR (a)	5,157	$ 78,954
Fleury SA	1,200	17,991
Iguatemi Empresa de Shopping Centers SA	4,300	92,834
Itau Unibanco Banco Multiplo SA ADR	8,027	172,581
Light SA	2,200	34,501
Lojas Renner SA	2,100	60,954
Multiplan Empreendimentos Imobiliarios SA	8,300	159,231
Natura Cosmeticos SA	800	20,486
Odontoprev SA	1,400	18,891
OGX Petroleo e Gas Participacoes SA (a)	14,400	148,620
PDG Realty SA Empreendimentos e Participacoes	14,100	77,962
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	4,500	165,285
(PN) sponsored ADR (non-vtg.)	7,100	236,075
SLC Agricola SA	1,800	21,363
Tegma Gestao Logistica	1,300	16,730
TIM Participacoes SA sponsored ADR (non-vtg.)	2,900	110,200
Vale SA:
(PN-A) sponsored ADR	12,800	396,544
sponsored ADR	500	17,415
Vivo Participacoes SA sponsored ADR	3,200	108,928
TOTAL BRAZIL		3,998,172
British Virgin Islands - 0.1%
Camelot Information Systems, Inc. ADR	800	17,920
Mail.ru Group Ltd. GDR unit (a)(e)	1,100	39,160
TOTAL BRITISH VIRGIN ISLANDS		57,080
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	2,490	170,477
Carpathian Gold, Inc. (a)	500	305
Eldorado Gold Corp.	5,300	85,183
Fairfax Financial Holdings Ltd. (sub. vtg.)	315	120,198
First Quantum Minerals Ltd.	700	81,006
First Uranium Corp. (a)(d)	9,000	8,900
Goldcorp, Inc.	2,100	84,306
Niko Resources Ltd.	3,910	380,806
Open Text Corp. (a)	5,500	271,621
Pan American Silver Corp.	5,200	170,612
Petrobank Energy & Resources Ltd. (a)	9,200	215,962
Petrominerales Ltd.	4,901	191,125
Power Corp. of Canada (sub. vtg.)	4,200	113,233
Common Stocks - continued
	Shares	Value
Canada - continued
Quadra FNX Mining Ltd. (a)	500	$ 6,743
Suncor Energy, Inc.	4,500	186,365
The Toronto-Dominion Bank	4,900	366,900
Tuscany International Drilling, Inc. (a)	2,100	3,923
Uranium One, Inc.	8,300	54,305
Yamana Gold, Inc.	10,200	114,828
TOTAL CANADA		2,626,798
Cayman Islands - 1.3%
3SBio, Inc. sponsored ADR (a)	1,500	24,135
Alibaba.com Ltd.	51,000	100,734
Bitauto Holdings Ltd. ADR	1,300	14,092
China High Speed Transmission Equipment Group Co. Ltd.	38,000	58,680
China Lilang Ltd.	76,000	99,815
China Shanshui Cement Group Ltd.	90,000	70,298
China ZhengTong Auto Services Holdings Ltd.	59,000	48,960
Country Garden Holdings Co. Ltd.	41,000	15,355
E-Commerce China Dangdang, Inc. ADR	700	19,810
Eurasia Drilling Co. Ltd. GDR (Reg. S)	2,300	69,690
EVA Precision Industrial Holdings Ltd.	56,000	48,194
Hengdeli Holdings Ltd.	182,000	102,475
hiSoft Technology International Ltd. ADR (a)	300	9,036
International Mining Machinery Holdings Ltd.	32,000	24,708
Intime Department Store Group Co. Ltd.	10,000	14,596
Kingboard Chemical Holdings Ltd.	15,000	85,420
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	600	606
Minth Group Ltd.	8,000	12,108
Sands China Ltd. (a)	56,000	138,621
Sany Heavy Equipment International Holdings Co. Ltd.	15,000	21,817
Shenguan Holdings Group Ltd.	30,000	40,247
SOHO China Ltd.	22,500	17,748
Trina Solar Ltd. (a)	1,000	26,070
Vantage Drilling Co. (a)	5,100	9,486
Wynn Macau Ltd.	84,400	234,360
TOTAL CAYMAN ISLANDS		1,307,061
Chile - 0.2%
Banco Santander Chile sponsored ADR	1,600	135,808
Empresas La Polar SA	4,185	25,715
TOTAL CHILE		161,523
China - 2.2%
Agricultural Bank of China (H Shares)	75,000	36,938
Common Stocks - continued
	Shares	Value
China - continued
Anhui Expressway Co. Ltd. (H Shares)	28,000	$ 23,091
Baidu.com, Inc. sponsored ADR (a)	2,700	293,301
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	8,000	18,346
China Communications Services Corp. Ltd. (H Shares)	44,000	26,919
China Construction Bank Corp. (H Shares)	306,000	268,841
China Merchants Bank Co. Ltd. (H Shares)	86,883	204,593
China Minsheng Banking Corp. Ltd. (H Shares)	67,500	57,225
China Petroleum & Chemical Corp.:
(H Shares)	44,000	48,631
sponsored ADR (H Shares)	800	88,176
China Resources Land Ltd.	12,000	21,640
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	23,025
Digital China Holdings Ltd. (H Shares)	15,000	28,781
Dongfeng Motor Group Co. Ltd. (H Shares)	20,000	35,297
Global Bio-Chem Technology Group Co. Ltd. (a)	34,000	5,538
Golden Eagle Retail Group Ltd. (H Shares)	25,000	68,618
Harbin Power Equipment Co. Ltd. (H Shares)	48,000	60,394
Industrial & Commercial Bank of China Ltd. (H Shares)	607,285	451,756
Nine Dragons Paper (Holdings) Ltd.	49,000	69,257
Ping An Insurance Group Co. China Ltd. (H Shares)	16,000	158,527
Weichai Power Co. Ltd. (H Shares)	9,000	61,121
Yantai Changyu Pioneer Wine Co. (B Shares)	6,790	73,963
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,000	7,324
TOTAL CHINA		2,131,302
Colombia - 0.1%
BanColombia SA sponsored ADR	500	29,220
Ecopetrol SA ADR	2,300	98,302
TOTAL COLOMBIA		127,522
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	3,600	4,752
Czech Republic - 0.1%
Komercni Banka AS	500	119,419
Denmark - 1.3%
Novo Nordisk AS:
Series B	1,266	142,520
Series B sponsored ADR	6,500	735,345
Common Stocks - continued
	Shares	Value
Denmark - continued
Vestas Wind Systems AS (a)	6,795	$ 234,229
William Demant Holding AS (a)	2,010	160,942
TOTAL DENMARK		1,273,036
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	11,109	62,210
Finland - 1.0%
Metso Corp.	5,400	288,164
Nokian Tyres PLC	11,402	411,774
Outotec OYJ	5,300	297,484
TOTAL FINLAND		997,422
France - 5.4%
Alstom SA	7,871	439,259
Atos Origin SA (a)	1,957	108,947
Audika SA	1,000	24,026
AXA SA sponsored ADR	40,400	858,096
BNP Paribas SA	5,651	422,398
Christian Dior SA	1,100	151,117
Compagnie de St. Gobain	5,279	305,845
Credit Agricole SA	11,700	172,827
Danone	5,680	342,063
Laurent-Perrier Group	209	21,602
PPR SA	1,300	207,780
Remy Cointreau SA	2,452	173,915
Safran SA	10,814	390,835
Saft Groupe SA	829	31,437
Schneider Electric SA	863	134,567
Societe Generale Series A	12,610	815,336
Total SA sponsored ADR	6,800	399,636
Unibail-Rodamco	1,521	290,266
Vetoquinol SA	200	8,293
Virbac SA	100	15,518
TOTAL FRANCE		5,313,763
Georgia - 0.0%
Bank of Georgia unit (a)	1,500	28,860
Germany - 4.9%
Allianz AG sponsored ADR	10,100	140,996
alstria office REIT-AG	600	8,460
BASF AG	3,596	276,570
Bayer AG	2,072	152,778
Common Stocks - continued
	Shares	Value
Germany - continued
Bayerische Motoren Werke AG (BMW)	3,995	$ 306,710
Bilfinger Berger Se	325	28,711
CTS Eventim AG	515	32,996
Daimler AG (United States) (a)	6,500	475,280
Deutsche Boerse AG	1,950	147,786
E.ON AG	19,054	635,168
Fielmann AG	229	20,776
HeidelbergCement AG	5,100	333,246
Kabel Deutschland Holding AG	1,286	64,788
Linde AG	4,052	590,498
MAN SE	2,522	291,539
Metro AG	2,200	154,897
Munich Re Group	996	155,987
Siemens AG sponsored ADR	6,600	847,506
Software AG (Bearer)	193	30,451
Volkswagen AG	821	124,758
TOTAL GERMANY		4,819,901
Greece - 0.1%
Public Power Corp. of Greece	4,002	65,471
Terna Energy SA	3,649	17,884
TOTAL GREECE		83,355
Hong Kong - 2.4%
China Mobile (Hong Kong) Ltd.	12,000	117,956
China Resources Power Holdings Co. Ltd.	80,000	139,955
CNOOC Ltd.	193,000	429,600
CNOOC Ltd. sponsored ADR	360	80,158
Hong Kong Exchanges and Clearing Ltd.	16,400	376,093
I.T Ltd.	24,000	16,253
Shanghai Industrial Holdings Ltd.	20,000	80,418
Swire Pacific Ltd. (A Shares)	26,500	416,697
Techtronic Industries Co. Ltd.	118,500	147,426
Wharf Holdings Ltd.	79,000	596,796
TOTAL HONG KONG		2,401,352
Hungary - 0.0%
OTP Bank Ltd. (a)	300	8,376
India - 1.3%
Adani Enterprises Ltd.	3,890	47,894
Adani Power Ltd. (a)	10,947	29,550
Apollo Tyres Ltd.	6,540	7,307
Common Stocks - continued
	Shares	Value
India - continued
Bank of Baroda	12,860	$ 245,653
BGR Energy Systems Ltd.	1,231	14,781
Canara Bank	1,391	18,301
Indian Oil Corp. Ltd.	6,199	45,581
Indian Overseas Bank	11,534	32,746
Infosys Technologies Ltd. sponsored ADR	2,800	189,588
Infrastructure Development Finance Co. Ltd.	21,974	70,609
Jain Irrigation Systems Ltd.	14,035	58,575
JSW Steel Ltd.	3,360	66,393
Jyothy Laboratories Ltd.	2,850	14,606
Reliance Industries Ltd.	3,072	61,628
Rural Electrification Corp. Ltd.	7,909	42,052
Shree Renuka Sugars Ltd.	5,821	10,435
Shriram Transport Finance Co. Ltd.	1,617	24,233
State Bank of India	1,087	62,680
Tata Consultancy Services Ltd.	6,457	163,380
Tata Steel Ltd.	2,832	39,534
Ultratech Cement Ltd.	1,014	22,190
TOTAL INDIA		1,267,716
Indonesia - 1.1%
PT Astra International Tbk	20,500	110,793
PT Bank Rakyat Indonesia Tbk	565,500	303,126
PT Bank Tabungan Negara Tbk	97,000	14,258
PT Bumi Serpong Damai Tbk	211,400	16,822
PT Ciputra Development Tbk (a)	317,500	10,703
PT Delta Dunia Petroindo Tbk (a)	191,000	27,020
PT Gudang Garam Tbk	9,000	37,052
PT Indo Tambangraya Megah Tbk	10,000	51,172
PT Indocement Tunggal Prakarsa Tbk	37,000	55,410
PT Indofood Sukses Makmur Tbk	165,000	85,710
PT Kalbe Farma Tbk	66,500	20,763
PT Mitra Adiperkasa Tbk	27,500	6,535
PT Perusahaan Gas Negara Tbk Series B	197,500	92,224
PT Semen Gresik (Persero) Tbk	98,000	83,941
PT Tambang Batubbara Bukit Asam Tbk	12,500	27,285
PT Tower Bersama Infrastructure Tbk	145,500	38,996
PT XL Axiata Tbk (a)	108,500	62,956
TOTAL INDONESIA		1,044,766
Common Stocks - continued
	Shares	Value
Ireland - 0.6%
CRH PLC sponsored ADR (d)	16,904	$ 368,676
James Hardie Industries NV sponsored ADR (a)	6,805	211,908
TOTAL IRELAND		580,584
Isle of Man - 0.0%
Bahamas Petroleum Co. PLC (a)	68,700	21,181
Israel - 0.3%
Azrieli Group	3,482	92,916
Ituran Location & Control Ltd.	1,061	16,414
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,100	224,065
TOTAL ISRAEL		333,395
Italy - 1.6%
Azimut Holdings SpA	23,007	241,579
Fiat Industrial SpA (a)	16,900	228,700
Fiat SpA	20,200	196,065
Interpump Group SpA (a)	5,025	39,556
Intesa Sanpaolo SpA	138,597	461,066
Saipem SpA	3,833	191,739
UniCredit SpA	83,901	207,783
TOTAL ITALY		1,566,488
Japan - 11.7%
ABC-Mart, Inc.	3,100	112,700
Aisin Seiki Co. Ltd.	6,600	250,475
Aozora Bank Ltd.	10,000	22,052
Asahi Co. Ltd.	600	9,518
Autobacs Seven Co. Ltd.	4,900	196,107
Daikoku Denki Co. Ltd.	1,400	17,449
Daikokutenbussan Co. Ltd.	900	30,811
Denso Corp.	20,200	743,226
East Japan Railway Co.	2,900	191,496
Fanuc Ltd.	3,600	568,421
Fast Retailing Co. Ltd.	1,500	218,385
FCC Co. Ltd.	1,200	27,222
GCA Savvian Group Corp. (a)	16	21,501
Glory Ltd.	500	11,891
Goldcrest Co. Ltd.	450	12,050
Honda Motor Co. Ltd.	6,800	293,095
Japan Retail Fund Investment Corp.	154	282,746
Japan Steel Works Ltd.	22,000	229,703
Japan Tobacco, Inc.	19	71,296
Common Stocks - continued
	Shares	Value
Japan - continued
JSR Corp.	5,300	$ 109,254
Kamigumi Co. Ltd.	2,000	16,789
Keyence Corp.	1,310	347,610
Kobayashi Pharmaceutical Co. Ltd.	5,100	238,597
Konica Minolta Holdings, Inc.	10,500	101,316
Kyoto Kimono Yuzen Co. Ltd.	900	10,077
Meiko Network Japan Co. Ltd.	900	7,675
Miraca Holdings, Inc.	2,400	91,959
Miraial Co. Ltd.	400	10,356
Mitsubishi Corp.	14,200	395,309
Mitsubishi UFJ Financial Group, Inc.	120,300	624,828
Mitsui & Co. Ltd.	27,400	460,673
MS&AD Insurance Group Holdings, Inc.	6,790	161,478
Nabtesco Corp.	1,700	40,035
Nachi-Fujikoshi Corp.	4,000	18,226
Nagaileben Co. Ltd.	300	7,752
Nihon M&A Center, Inc.	4	17,544
Nihon Parkerizing Co. Ltd.	1,000	14,023
Nippon Electric Glass Co. Ltd.	27,000	406,250
Nippon Seiki Co. Ltd.	2,000	24,220
Nippon Telegraph & Telephone Corp.	2,100	97,430
Nippon Thompson Co. Ltd.	17,000	146,430
Nitto Kohki Co. Ltd.	300	7,672
Obic Co. Ltd.	890	170,887
ORIX Corp.	3,530	348,355
Osaka Securities Exchange Co. Ltd.	45	229,989
OSG Corp.	1,700	25,164
Promise Co. Ltd.	12,150	107,023
Ricoh Co. Ltd.	7,000	99,695
Seven & i Holdings Co., Ltd.	3,400	87,982
Seven Bank Ltd.	4	9,025
Shiseido Co. Ltd.	9,000	181,140
SHO-BOND Holdings Co. Ltd.	5,200	112,071
Shoei Co. Ltd.	600	5,417
SOFTBANK CORP.	2,900	99,741
Sumitomo Corp.	31,800	457,551
Sumitomo Metal Industries Ltd.	34,000	79,532
Sumitomo Mitsui Financial Group, Inc.	10,800	367,200
The Nippon Synthetic Chemical Industry Co. Ltd.	2,000	13,255
THK Co. Ltd.	600	15,614
Toho Holdings Co. Ltd.	1,200	16,213
Tokio Marine Holdings, Inc.	5,300	157,941
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	4,700	$ 306,347
Tokyo Gas Co. Ltd.	92,000	400,146
Toyota Motor Corp.	15,000	617,544
Tsumura & Co.	600	18,874
Tsutsumi Jewelry Co. Ltd.	400	10,867
USS Co. Ltd.	5,810	465,763
West Japan Railway Co.	28	106,774
Yamada Denki Co. Ltd.	1,880	127,578
Yamatake Corp.	800	18,577
Yamato Kogyo Co. Ltd.	8,700	261,594
TOTAL JAPAN		11,583,506
Kazakhstan - 0.1%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	4,300	92,450
Korea (South) - 3.4%
CJ CGV Co. Ltd.	710	16,325
CJ Corp.	1,159	78,138
Daelim Industrial Co.	481	53,474
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,160	42,365
DC Chemical Co. Ltd.	218	73,778
Doosan Co. Ltd.	384	57,264
GS Holdings Corp.	1,455	108,228
Hanjin Heavy Industries & Consolidated Co. Ltd.	1,580	54,177
Honam Petrochemical Corp.	394	127,009
Hynix Semiconductor, Inc. (a)	2,970	78,634
Hyundai Department Store Co. Ltd.	432	50,534
Hyundai Engineering & Construction Co. Ltd.	849	65,881
Hyundai Heavy Industries Co. Ltd.	421	182,328
Hyundai Mobis	554	127,879
Hyundai Motor Co.	1,469	234,804
Hyundai Steel Co.	699	86,761
Industrial Bank of Korea	7,260	109,885
Kia Motors Corp.	3,000	146,534
KT Corp.	1,730	64,672
LG Chemical Ltd.	381	142,891
Meritz Fire & Marine Insurance Co. Ltd.	1,980	18,388
NCsoft Corp.	38	6,532
NHN Corp. (a)	1,326	236,812
Paradise Co. Ltd.	5,003	18,183
Samsung Electronics Co. Ltd.	864	756,856
Shinhan Financial Group Co. Ltd.	7,460	330,408
Shinhan Financial Group Co. Ltd. sponsored ADR	500	44,605
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Tong Yang Securities, Inc.	3,000	$ 24,083
Young Poong Precision Corp.	739	6,962
TOTAL KOREA (SOUTH)		3,344,390
Lebanon - 0.0%
BLOM Bank SAL GDR	800	8,000
Luxembourg - 0.5%
Apera M unit (a)	350	14,263
Aperam (a)	122	5,002
ArcelorMittal SA:
(Netherlands)	2,449	89,325
Class A unit	7,000	255,360
Evraz Group SA GDR (a)	2,500	99,000
GlobeOp Financial Services SA	1,800	10,926
Millicom International Cellular SA	700	65,275
TOTAL LUXEMBOURG		539,151
Malaysia - 0.1%
AirAsia Bhd (a)	25,000	22,456
Axiata Group Bhd (a)	55,200	86,546
RHB Capital Bhd	10,400	28,705
TOTAL MALAYSIA		137,707
Mexico - 1.0%
America Movil SAB de CV Series L sponsored ADR	6,900	393,231
Banco Compartamos SA de CV	1,700	13,311
Cemex SA de CV sponsored ADR	2,500	23,675
Compartamos SAB de CV (a)	30,800	61,990
Genomma Lab Internacional SA de CV (a)	10,800	27,344
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	4,178	100,523
Wal-Mart de Mexico SA de CV Series V	140,300	389,684
TOTAL MEXICO		1,009,758
Netherlands - 2.4%
Aalberts Industries NV	1,600	31,651
ASM International NV unit (a)	5,635	205,058
ASML Holding NV	6,200	260,462
Gemalto NV	4,608	232,999
Heijmans NV unit (a)	710	15,751
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	28,410	323,480
sponsored ADR (a)	35,300	402,067
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	34,556	$ 544,742
New World Resources BV	1,700	27,636
QIAGEN NV (a)	10,600	195,570
Randstad Holdings NV (a)	3,277	178,865
TOTAL NETHERLANDS		2,418,281
Nigeria - 0.1%
Diamond Bank PLC (a)	147,520	8,057
Guaranty Trust Bank PLC GDR (Reg. S)	9,025	64,529
Guinness Nigeria PLC	6,394	8,546
TOTAL NIGERIA		81,132
Norway - 0.5%
Aker Solutions ASA	18,653	339,187
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	9,400	15,748
DnB NOR ASA	6,900	94,938
Sevan Marine ASA (a)	10,000	10,583
TOTAL NORWAY		460,456
Panama - 0.0%
Copa Holdings SA Class A	400	22,500
Papua New Guinea - 0.0%
Oil Search Ltd.	1,112	7,380
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,700	151,700
Grana y Montero SA	3,435	8,060
TOTAL PERU		159,760
Philippines - 0.0%
Jollibee Food Corp.	3,900	6,607
Megaworld Corp.	70,000	3,321
TOTAL PHILIPPINES		9,928
Poland - 0.0%
LW Bogdanka S.A. (a)	50	1,976
Portugal - 0.5%
Energias de Portugal SA	68,476	263,045
Jeronimo Martins SGPS SA	15,225	230,107
TOTAL PORTUGAL		493,152
Qatar - 0.0%
Commercial Bank of Qatar GDR (Reg. S)	9,748	44,971
Common Stocks - continued
	Shares	Value
Russia - 2.0%
Cherkizovo Group OJSC GDR (a)	1,518	$ 29,698
LSR Group OJSC GDR (Reg. S) (a)	2,200	21,450
Magnit OJSC GDR (Reg. S)	3,400	88,978
Mechel Steel Group OAO sponsored ADR	7,700	242,781
Novolipetsk Steel Ojsc (a)	4,000	17,187
OAO Gazprom sponsored ADR	14,958	400,276
OAO NOVATEK GDR	1,600	180,480
OAO Raspadskaya (a)	3,800	28,852
OAO Tatneft sponsored ADR	3,600	127,980
OJSC Oil Co. Rosneft GDR (Reg. S)	24,000	205,200
Polymetal JSC GDR (Reg. S) (a)	4,500	74,610
RusHydro JSC sponsored ADR (a)	15,000	74,400
Sberbank (Savings Bank of the Russian Federation) (a)	51,400	182,557
Sberbank (Savings Bank of the Russian Federation) GDR	250	94,803
Severstal JSC (a)	2,800	50,739
Sistema JSFC sponsored GDR	2,600	59,540
TGK-1 OAO (a)	22,119,100	16,850
Uralkali JSC GDR (Reg. S)	2,353	89,296
TOTAL RUSSIA		1,985,677
Singapore - 1.4%
Allgreen Properties Ltd.	23,000	19,598
City Developments Ltd.	13,000	115,447
DBS Group Holdings Ltd.	7,226	84,846
Keppel Corp. Ltd.	8,000	73,171
Keppel Land Ltd.	31,000	108,568
Singapore Exchange Ltd.	43,700	289,010
Straits Asia Resources Ltd.	29,000	58,943
United Overseas Bank Ltd.	26,943	417,035
Wing Tai Holdings Ltd.	76,000	97,436
Yanlord Land Group Ltd.	133,000	160,116
TOTAL SINGAPORE		1,424,170
South Africa - 1.8%
African Bank Investments Ltd.	21,600	109,655
African Rainbow Minerals Ltd.	14,250	417,206
AngloGold Ashanti Ltd.	2,200	94,564
AngloGold Ashanti Ltd. sponsored ADR	1,581	68,046
Aspen Pharmacare Holdings Ltd.	3,900	46,215
Clicks Group Ltd.	38,466	212,131
Foschini Ltd.	7,220	79,824
Gold Fields Ltd.	1,001	15,833
Common Stocks - continued
	Shares	Value
South Africa - continued
Impala Platinum Holdings Ltd.	2,700	$ 76,563
Imperial Holdings Ltd.	1,988	30,435
JSE Ltd.	15,200	169,128
Mr Price Group Ltd.	26,783	211,811
Mvelaphanda Resources Ltd. (a)	11,022	56,721
Shoprite Holdings Ltd.	3,800	47,092
Standard Bank Group Ltd.	2,937	42,982
Wilson Bayly Holmes-Ovcon Ltd.	1,300	22,240
Woolworths Holdings Ltd.	13,141	42,952
TOTAL SOUTH AFRICA		1,743,398
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	17,159	210,541
Banco Santander SA	16,772	205,336
Banco Santander SA:
rights (a)	16,772	3,169
sponsored ADR	59,300	725,832
Gestevision Telecinco SA	4,720	59,318
Grifols SA	346	5,272
Iberdrola SA	55,145	472,589
Inditex SA	3,523	266,181
International Consolidated Airlines Group (a)	17,400	71,455
Prosegur Compania de Seguridad SA (Reg.)	3,551	206,606
Red Electrica Corporacion SA	2,000	102,045
Telefonica SA sponsored ADR	24,720	621,214
TOTAL SPAIN		2,949,558
Sweden - 0.7%
Fagerhult AB	200	5,487
H&M Hennes & Mauritz AB (B Shares)	12,631	414,298
Intrum Justitia AB	1,300	20,554
Swedish Match Co.	5,100	146,805
Telefonaktiebolaget LM Ericsson (B Shares)	7,227	89,079
TOTAL SWEDEN		676,223
Switzerland - 5.9%
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,007	46,289
Compagnie Financiere Richemont SA unit	1,600	8,686
Credit Suisse Group sponsored ADR	4,760	212,820
Lonza Group AG	1,826	143,794
Nestle SA	32,649	1,765,324
Novartis AG sponsored ADR	2,900	161,994
Roche Holding AG (participation certificate)	8,384	1,275,160
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sonova Holding AG Class B	3,762	$ 472,168
The Swatch Group AG:
(Bearer)	1,070	429,065
(Reg.)	189	13,612
Transocean Ltd. (a)	3,820	305,333
UBS AG (a)	4,673	83,654
UBS AG (NY Shares) (a)	9,200	165,232
Zurich Financial Services AG	2,789	761,831
TOTAL SWITZERLAND		5,844,962
Taiwan - 1.7%
Advanced Semiconductor Engineering, Inc.	27,999	34,753
Advanced Semiconductor Engineering, Inc. sponsored ADR	21,599	132,186
Chroma ATE, Inc.	14,150	43,853
Edison Opto Corp.	1,023	5,654
Farglory Land Development Co. Ltd.	12,000	29,959
Formosa Plastics Corp.	55,000	188,068
Fubon Financial Holding Co. Ltd.	110,846	154,971
Hon Hai Precision Industry Co. Ltd. (Foxconn)	27,858	119,912
HTC Corp.	6,300	212,386
Huaku Development Co. Ltd.	6,000	19,793
Kinsus Interconnect Technology Corp.	10,000	32,369
Macronix International Co. Ltd.	144,000	111,818
Pegatron Corp. (a)	45,000	62,138
Ruentex Development Co. Ltd.	35,000	53,030
Taishin Financial Holdings Co. Ltd.	261,180	151,995
Taiwan Cement Corp.	74,179	80,080
Taiwan Semiconductor Manufacturing Co. Ltd.	46,035	119,689
Unimicron Technology Corp.	14,000	29,167
Wistron Corp.	62,510	122,695
TOTAL TAIWAN		1,704,516
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	21,600	55,913
Banpu PCL (For. Reg.)	1,500	35,431
BEC World PCL (For. Reg.)	30,400	30,985
PTT PCL (For. Reg.)	6,800	73,710
Siam Commercial Bank PCL (For. Reg.)	71,000	215,952
Total Access Communication PCL (For. Reg.)	200	260
TOTAL THAILAND		412,251
Turkey - 0.9%
Albaraka Turk Katilim Bankasi AS	12,000	17,800
Common Stocks - continued
	Shares	Value
Turkey - continued
Anadolu Efes Biracilik ve Malt Sanayii AS	6,100	$ 75,466
Asya Katilim Bankasi AS	5,000	8,725
Coca-Cola Icecek AS	13,400	150,327
Sinpas Gayrimenkul Yatirim Ortakligi AS	14,000	18,672
Tofas Turk Otomobil Fabrikasi AS	6,618	35,719
Turk Hava Yollari AO	27,714	89,472
Turkcell Iletisim Hizmet AS sponsored ADR	4,742	73,311
Turkiye Garanti Bankasi AS	92,700	412,514
TOTAL TURKEY		882,006
United Kingdom - 16.7%
Aberdeen Asset Management PLC	43,266	154,186
Aegis Group PLC	73,264	163,694
AMEC PLC	1,105	21,238
Anglo American PLC (United Kingdom)	18,931	928,576
AstraZeneca PLC sponsored ADR	1,800	88,020
Aviva PLC	22,472	159,796
Babcock International Group PLC	23,900	220,872
BAE Systems PLC	60,200	329,754
Barclays PLC	131,446	615,545
Bellway PLC	1,928	18,914
BG Group PLC	39,995	897,452
BHP Billiton PLC ADR	22,800	1,748,988
BP PLC sponsored ADR	20,800	987,376
Britvic PLC	3,400	24,429
Centrica PLC	18,675	95,685
Cobham PLC	30,800	103,595
Dechra Pharmaceuticals PLC	1,900	15,520
Derwent London PLC	600	15,088
Eurasian Natural Resources Corp. PLC	3,578	57,708
GlaxoSmithKline PLC sponsored ADR	17,900	650,307
Great Portland Estates PLC	4,272	24,646
H&T Group PLC	3,136	16,123
Hikma Pharmaceuticals PLC	4,973	64,039
HSBC Holdings PLC:
(United Kingdom)	37,976	414,002
sponsored ADR	4,951	270,523
Imperial Tobacco Group PLC	9,938	283,963
InterContinental Hotel Group PLC ADR	19,080	406,595
International Power PLC	15,043	101,868
Johnson Matthey PLC	9,392	289,572
Kalahari Minerals PLC (a)	2,114	7,940
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Lloyds Banking Group PLC (a)	154,600	$ 156,330
Meggitt PLC	7,252	41,234
Micro Focus International PLC	2,700	17,739
Misys PLC	14,300	77,712
Mothercare PLC	11,499	99,086
Persimmon PLC	2,137	13,985
Prudential PLC	24,232	262,559
Reckitt Benckiser Group PLC	7,538	409,886
Rio Tinto PLC	6,496	446,064
Rio Tinto PLC sponsored ADR	10,060	698,969
Rotork PLC	600	15,760
Royal Dutch Shell PLC Class A sponsored ADR	22,000	1,561,780
Serco Group PLC	40,028	353,251
Shaftesbury PLC	28,333	198,989
Spectris PLC	1,556	33,644
Spirax-Sarco Engineering PLC	1,504	43,649
Standard Chartered PLC (United Kingdom)	26,624	694,644
Ted Baker PLC	2,175	22,818
Tesco PLC	107,903	695,958
Ultra Electronics Holdings PLC	800	22,872
Unite Group PLC (a)	37,702	122,582
Vedanta Resources PLC	5,900	214,698
Victrex PLC	5,618	129,572
Vodafone Group PLC sponsored ADR	29,600	839,456
Wolseley PLC (a)	3,663	127,721
Xstrata PLC	2,900	64,330
TOTAL UNITED KINGDOM		16,541,302
United States of America - 4.7%
Advanced Energy Industries, Inc. (a)	1,873	28,928
Allergan, Inc.	2,200	155,342
ANSYS, Inc. (a)	100	5,245
Autoliv, Inc.	4,610	354,048
Berkshire Hathaway, Inc. Class B (a)	2,550	208,463
Broadridge Financial Solutions, Inc.	400	9,156
Central European Distribution Corp. (a)	1,179	27,046
China Agritech, Inc. (a)	500	5,405
China Valves Technology, Inc. (a)	1,751	12,782
Cymer, Inc. (a)	2,500	121,475
Dril-Quip, Inc. (a)	250	19,280
eBay, Inc. (a)	4,664	141,599
Evercore Partners, Inc. Class A	380	12,274
Common Stocks - continued
	Shares	Value
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc.	670	$ 72,863
Google, Inc. Class A (a)	280	168,101
Greenhill & Co., Inc.	900	62,478
ION Geophysical Corp. (a)	20,541	195,345
JPMorgan Chase & Co.	4,663	209,555
Juniper Networks, Inc. (a)	17,210	638,835
Kansas City Southern (a)	670	33,487
Lam Research Corp. (a)	1,740	86,809
Martin Marietta Materials, Inc.	1,300	108,550
Mead Johnson Nutrition Co. Class A	5,400	313,038
Mohawk Industries, Inc. (a)	3,470	192,759
Nuance Communications, Inc. (a)	4,251	86,423
Oceaneering International, Inc. (a)	190	14,674
Philip Morris International, Inc.	3,700	211,788
PriceSmart, Inc.	1,600	58,384
ResMed, Inc. (a)	7,650	240,899
Solera Holdings, Inc.	200	10,466
Solutia, Inc. (a)	334	7,822
Union Pacific Corp.	3,200	302,816
Visa, Inc. Class A	6,994	488,531
TOTAL UNITED STATES OF AMERICA		4,604,666
TOTAL COMMON STOCKS (Cost $92,334,369)		97,344,783
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.1%
Volkswagen AG	300	48,463
Italy - 0.3%
Fiat Industrial SpA (a)	9,700	88,440
Fiat SpA (Risparmio Shares)	9,800	74,795
Telecom Italia SpA (Risparmio Shares)	144,800	172,390
TOTAL ITALY		335,625
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $336,954)		384,088
Investment Companies - 0.3%
	Shares	Value
United States of America - 0.3%
iShares MSCI ACWI ex US Index ETF (Cost $357,583)	8,100	$ 359,154
Money Market Funds - 0.4%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $375,795)	375,795	375,795
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,648,000)	$ 1,648,010	1,648,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $95,052,701)		100,111,820
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,254,733)
NET ASSETS - 100%		$ 98,857,087
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,160 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,648,000 due 2/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 376,077
Barclays Capital, Inc.	39,316
Credit Agricole Securities (USA), Inc.	297,014
Deutsche Bank Securities, Inc.	74,253
HSBC Securities (USA), Inc.	445,520
J.P. Morgan Securities, Inc.	297,014
Mizuho Securities USA, Inc.	103,955
Wells Fargo Securities LLC	14,851
$ 1,648,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 3,783
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 16,541,302	$ 14,487,006	$ 2,054,296	$ -
Japan	11,583,506	9,583,409	2,000,097	-
Switzerland	5,844,962	5,761,308	83,654	-
France	5,313,763	5,313,763	-	-
Germany	4,868,364	4,868,364	-	-
United States of America	4,604,666	4,604,666	-	-
Brazil	3,998,172	3,998,172	-	-
Korea (South)	3,344,390	3,279,718	64,672	-
Australia	3,311,610	3,311,610	-	-
Other	38,318,136	34,945,869	3,372,267	-
Investment Companies	359,154	359,154	-	-
Money Market Funds	375,795	375,795	-	-
Cash Equivalents	1,648,000	-	1,648,000	-
Total Investments in Securities:	$ 100,111,820	$ 90,888,834	$ 9,222,986	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $95,748,997. Net unrealized appreciation aggregated $4,362,823, of which $10,665,719 related to appreciated investment securities and $6,302,896 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Total International Equity Fund

1.863098.103

ATIE-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,200	$ 55,368
Australia - 3.4%
Coca-Cola Amatil Ltd.	12,277	137,517
Commonwealth Bank of Australia	1,947	101,787
CSL Ltd.	13,513	501,084
Leighton Holdings Ltd.	12,111	380,784
Macquarie Group Ltd.	10,554	427,224
MAp Group unit	38,293	114,101
Newcrest Mining Ltd.	4,517	166,462
Newcrest Mining Ltd. sponsored ADR	5,384	198,723
OZ Minerals Ltd.	160,572	260,829
Wesfarmers Ltd.	3,392	115,032
Westfield Group unit	27,228	266,999
Westfield Retail Trust unit	30,985	81,827
Woolworths Ltd.	11,592	308,439
Worleyparsons Ltd.	9,102	250,802
TOTAL AUSTRALIA		3,311,610
Austria - 0.4%
Andritz AG	3,329	283,972
Erste Bank AG	1,100	55,116
Zumtobel AG	3,500	102,227
TOTAL AUSTRIA		441,315
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	51,066	213,799
Bailiwick of Jersey - 1.0%
Heritage Oil PLC	6,730	35,140
Informa PLC	33,344	230,124
Randgold Resources Ltd. sponsored ADR	3,680	281,483
United Business Media Ltd.	21,800	245,285
West China Cement Ltd. (a)	46,000	16,284
WPP PLC	11,720	144,922
TOTAL BAILIWICK OF JERSEY		953,238
Belgium - 1.4%
Anheuser-Busch InBev SA NV	19,779	1,091,229
Gimv NV	320	16,993
Umicore SA	5,728	293,669
TOTAL BELGIUM		1,401,891
Common Stocks - continued
	Shares	Value
Bermuda - 1.5%
Aquarius Platinum Ltd.:
(Australia)	14,321	$ 79,350
(United Kingdom)	3,200	17,933
Cheung Kong Infrastructure Holdings Ltd.	9,000	42,768
China Yurun Food Group Ltd.	24,000	77,570
Credicorp Ltd. (NY Shares)	600	62,556
G-Resources Group Ltd. (a)	12,000	893
Great Eagle Holdings Ltd.	4,000	13,364
Lazard Ltd. Class A	3,700	154,364
Li & Fung Ltd.	40,000	259,337
Orient Overseas International Ltd.	10,500	105,245
Seadrill Ltd.	14,000	460,367
Shenzhen International Holdings Ltd.	462,500	40,930
Sparkle Roll Group Ltd.	88,000	15,914
Texwinca Holdings Ltd.	20,000	21,727
Trinity Ltd.	106,000	95,983
TOTAL BERMUDA		1,448,301
Brazil - 4.0%
AES Tiete SA (PN) (non-vtg.)	2,200	30,978
Anhanguera Educacional Participacoes SA	500	10,600
Banco ABC Brasil SA	12,700	102,819
Banco Bradesco SA (PN) sponsored ADR	14,900	281,908
Banco do Brasil SA	17,511	312,520
Banco do Estado do Rio Grande do Sul SA	4,300	42,291
Banco Pine SA	900	7,497
Banco Santander (Brasil) SA ADR	9,400	109,040
BM&F Bovespa SA	20,400	142,525
BR Malls Participacoes SA	10,300	93,889
Braskem SA Class A sponsored ADR	14,470	365,078
Cia Hering SA	3,000	46,057
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	1,800	68,688
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	5,700	152,190
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	600	14,681
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	6,900	117,714
Confab Industrial SA (PN) (non-vtg.)	2,500	8,666
Cyrela Brazil Realty SA	6,500	71,763
Eletropaulo Metropolitana SA (PN-B)	1,700	33,133
Estacio Participacoes SA	1,500	21,589
Even Construtora e Incorporadora SA	1,900	9,001
Common Stocks - continued
	Shares	Value
Brazil - continued
Fibria Celulose SA sponsored ADR (a)	5,157	$ 78,954
Fleury SA	1,200	17,991
Iguatemi Empresa de Shopping Centers SA	4,300	92,834
Itau Unibanco Banco Multiplo SA ADR	8,027	172,581
Light SA	2,200	34,501
Lojas Renner SA	2,100	60,954
Multiplan Empreendimentos Imobiliarios SA	8,300	159,231
Natura Cosmeticos SA	800	20,486
Odontoprev SA	1,400	18,891
OGX Petroleo e Gas Participacoes SA (a)	14,400	148,620
PDG Realty SA Empreendimentos e Participacoes	14,100	77,962
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	4,500	165,285
(PN) sponsored ADR (non-vtg.)	7,100	236,075
SLC Agricola SA	1,800	21,363
Tegma Gestao Logistica	1,300	16,730
TIM Participacoes SA sponsored ADR (non-vtg.)	2,900	110,200
Vale SA:
(PN-A) sponsored ADR	12,800	396,544
sponsored ADR	500	17,415
Vivo Participacoes SA sponsored ADR	3,200	108,928
TOTAL BRAZIL		3,998,172
British Virgin Islands - 0.1%
Camelot Information Systems, Inc. ADR	800	17,920
Mail.ru Group Ltd. GDR unit (a)(e)	1,100	39,160
TOTAL BRITISH VIRGIN ISLANDS		57,080
Canada - 2.7%
Agnico-Eagle Mines Ltd. (Canada)	2,490	170,477
Carpathian Gold, Inc. (a)	500	305
Eldorado Gold Corp.	5,300	85,183
Fairfax Financial Holdings Ltd. (sub. vtg.)	315	120,198
First Quantum Minerals Ltd.	700	81,006
First Uranium Corp. (a)(d)	9,000	8,900
Goldcorp, Inc.	2,100	84,306
Niko Resources Ltd.	3,910	380,806
Open Text Corp. (a)	5,500	271,621
Pan American Silver Corp.	5,200	170,612
Petrobank Energy & Resources Ltd. (a)	9,200	215,962
Petrominerales Ltd.	4,901	191,125
Power Corp. of Canada (sub. vtg.)	4,200	113,233
Common Stocks - continued
	Shares	Value
Canada - continued
Quadra FNX Mining Ltd. (a)	500	$ 6,743
Suncor Energy, Inc.	4,500	186,365
The Toronto-Dominion Bank	4,900	366,900
Tuscany International Drilling, Inc. (a)	2,100	3,923
Uranium One, Inc.	8,300	54,305
Yamana Gold, Inc.	10,200	114,828
TOTAL CANADA		2,626,798
Cayman Islands - 1.3%
3SBio, Inc. sponsored ADR (a)	1,500	24,135
Alibaba.com Ltd.	51,000	100,734
Bitauto Holdings Ltd. ADR	1,300	14,092
China High Speed Transmission Equipment Group Co. Ltd.	38,000	58,680
China Lilang Ltd.	76,000	99,815
China Shanshui Cement Group Ltd.	90,000	70,298
China ZhengTong Auto Services Holdings Ltd.	59,000	48,960
Country Garden Holdings Co. Ltd.	41,000	15,355
E-Commerce China Dangdang, Inc. ADR	700	19,810
Eurasia Drilling Co. Ltd. GDR (Reg. S)	2,300	69,690
EVA Precision Industrial Holdings Ltd.	56,000	48,194
Hengdeli Holdings Ltd.	182,000	102,475
hiSoft Technology International Ltd. ADR (a)	300	9,036
International Mining Machinery Holdings Ltd.	32,000	24,708
Intime Department Store Group Co. Ltd.	10,000	14,596
Kingboard Chemical Holdings Ltd.	15,000	85,420
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	600	606
Minth Group Ltd.	8,000	12,108
Sands China Ltd. (a)	56,000	138,621
Sany Heavy Equipment International Holdings Co. Ltd.	15,000	21,817
Shenguan Holdings Group Ltd.	30,000	40,247
SOHO China Ltd.	22,500	17,748
Trina Solar Ltd. (a)	1,000	26,070
Vantage Drilling Co. (a)	5,100	9,486
Wynn Macau Ltd.	84,400	234,360
TOTAL CAYMAN ISLANDS		1,307,061
Chile - 0.2%
Banco Santander Chile sponsored ADR	1,600	135,808
Empresas La Polar SA	4,185	25,715
TOTAL CHILE		161,523
China - 2.2%
Agricultural Bank of China (H Shares)	75,000	36,938
Common Stocks - continued
	Shares	Value
China - continued
Anhui Expressway Co. Ltd. (H Shares)	28,000	$ 23,091
Baidu.com, Inc. sponsored ADR (a)	2,700	293,301
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	8,000	18,346
China Communications Services Corp. Ltd. (H Shares)	44,000	26,919
China Construction Bank Corp. (H Shares)	306,000	268,841
China Merchants Bank Co. Ltd. (H Shares)	86,883	204,593
China Minsheng Banking Corp. Ltd. (H Shares)	67,500	57,225
China Petroleum & Chemical Corp.:
(H Shares)	44,000	48,631
sponsored ADR (H Shares)	800	88,176
China Resources Land Ltd.	12,000	21,640
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	23,025
Digital China Holdings Ltd. (H Shares)	15,000	28,781
Dongfeng Motor Group Co. Ltd. (H Shares)	20,000	35,297
Global Bio-Chem Technology Group Co. Ltd. (a)	34,000	5,538
Golden Eagle Retail Group Ltd. (H Shares)	25,000	68,618
Harbin Power Equipment Co. Ltd. (H Shares)	48,000	60,394
Industrial & Commercial Bank of China Ltd. (H Shares)	607,285	451,756
Nine Dragons Paper (Holdings) Ltd.	49,000	69,257
Ping An Insurance Group Co. China Ltd. (H Shares)	16,000	158,527
Weichai Power Co. Ltd. (H Shares)	9,000	61,121
Yantai Changyu Pioneer Wine Co. (B Shares)	6,790	73,963
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,000	7,324
TOTAL CHINA		2,131,302
Colombia - 0.1%
BanColombia SA sponsored ADR	500	29,220
Ecopetrol SA ADR	2,300	98,302
TOTAL COLOMBIA		127,522
Cyprus - 0.0%
AFI Development PLC GDR (Reg. S)	3,600	4,752
Czech Republic - 0.1%
Komercni Banka AS	500	119,419
Denmark - 1.3%
Novo Nordisk AS:
Series B	1,266	142,520
Series B sponsored ADR	6,500	735,345
Common Stocks - continued
	Shares	Value
Denmark - continued
Vestas Wind Systems AS (a)	6,795	$ 234,229
William Demant Holding AS (a)	2,010	160,942
TOTAL DENMARK		1,273,036
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	11,109	62,210
Finland - 1.0%
Metso Corp.	5,400	288,164
Nokian Tyres PLC	11,402	411,774
Outotec OYJ	5,300	297,484
TOTAL FINLAND		997,422
France - 5.4%
Alstom SA	7,871	439,259
Atos Origin SA (a)	1,957	108,947
Audika SA	1,000	24,026
AXA SA sponsored ADR	40,400	858,096
BNP Paribas SA	5,651	422,398
Christian Dior SA	1,100	151,117
Compagnie de St. Gobain	5,279	305,845
Credit Agricole SA	11,700	172,827
Danone	5,680	342,063
Laurent-Perrier Group	209	21,602
PPR SA	1,300	207,780
Remy Cointreau SA	2,452	173,915
Safran SA	10,814	390,835
Saft Groupe SA	829	31,437
Schneider Electric SA	863	134,567
Societe Generale Series A	12,610	815,336
Total SA sponsored ADR	6,800	399,636
Unibail-Rodamco	1,521	290,266
Vetoquinol SA	200	8,293
Virbac SA	100	15,518
TOTAL FRANCE		5,313,763
Georgia - 0.0%
Bank of Georgia unit (a)	1,500	28,860
Germany - 4.9%
Allianz AG sponsored ADR	10,100	140,996
alstria office REIT-AG	600	8,460
BASF AG	3,596	276,570
Bayer AG	2,072	152,778
Common Stocks - continued
	Shares	Value
Germany - continued
Bayerische Motoren Werke AG (BMW)	3,995	$ 306,710
Bilfinger Berger Se	325	28,711
CTS Eventim AG	515	32,996
Daimler AG (United States) (a)	6,500	475,280
Deutsche Boerse AG	1,950	147,786
E.ON AG	19,054	635,168
Fielmann AG	229	20,776
HeidelbergCement AG	5,100	333,246
Kabel Deutschland Holding AG	1,286	64,788
Linde AG	4,052	590,498
MAN SE	2,522	291,539
Metro AG	2,200	154,897
Munich Re Group	996	155,987
Siemens AG sponsored ADR	6,600	847,506
Software AG (Bearer)	193	30,451
Volkswagen AG	821	124,758
TOTAL GERMANY		4,819,901
Greece - 0.1%
Public Power Corp. of Greece	4,002	65,471
Terna Energy SA	3,649	17,884
TOTAL GREECE		83,355
Hong Kong - 2.4%
China Mobile (Hong Kong) Ltd.	12,000	117,956
China Resources Power Holdings Co. Ltd.	80,000	139,955
CNOOC Ltd.	193,000	429,600
CNOOC Ltd. sponsored ADR	360	80,158
Hong Kong Exchanges and Clearing Ltd.	16,400	376,093
I.T Ltd.	24,000	16,253
Shanghai Industrial Holdings Ltd.	20,000	80,418
Swire Pacific Ltd. (A Shares)	26,500	416,697
Techtronic Industries Co. Ltd.	118,500	147,426
Wharf Holdings Ltd.	79,000	596,796
TOTAL HONG KONG		2,401,352
Hungary - 0.0%
OTP Bank Ltd. (a)	300	8,376
India - 1.3%
Adani Enterprises Ltd.	3,890	47,894
Adani Power Ltd. (a)	10,947	29,550
Apollo Tyres Ltd.	6,540	7,307
Common Stocks - continued
	Shares	Value
India - continued
Bank of Baroda	12,860	$ 245,653
BGR Energy Systems Ltd.	1,231	14,781
Canara Bank	1,391	18,301
Indian Oil Corp. Ltd.	6,199	45,581
Indian Overseas Bank	11,534	32,746
Infosys Technologies Ltd. sponsored ADR	2,800	189,588
Infrastructure Development Finance Co. Ltd.	21,974	70,609
Jain Irrigation Systems Ltd.	14,035	58,575
JSW Steel Ltd.	3,360	66,393
Jyothy Laboratories Ltd.	2,850	14,606
Reliance Industries Ltd.	3,072	61,628
Rural Electrification Corp. Ltd.	7,909	42,052
Shree Renuka Sugars Ltd.	5,821	10,435
Shriram Transport Finance Co. Ltd.	1,617	24,233
State Bank of India	1,087	62,680
Tata Consultancy Services Ltd.	6,457	163,380
Tata Steel Ltd.	2,832	39,534
Ultratech Cement Ltd.	1,014	22,190
TOTAL INDIA		1,267,716
Indonesia - 1.1%
PT Astra International Tbk	20,500	110,793
PT Bank Rakyat Indonesia Tbk	565,500	303,126
PT Bank Tabungan Negara Tbk	97,000	14,258
PT Bumi Serpong Damai Tbk	211,400	16,822
PT Ciputra Development Tbk (a)	317,500	10,703
PT Delta Dunia Petroindo Tbk (a)	191,000	27,020
PT Gudang Garam Tbk	9,000	37,052
PT Indo Tambangraya Megah Tbk	10,000	51,172
PT Indocement Tunggal Prakarsa Tbk	37,000	55,410
PT Indofood Sukses Makmur Tbk	165,000	85,710
PT Kalbe Farma Tbk	66,500	20,763
PT Mitra Adiperkasa Tbk	27,500	6,535
PT Perusahaan Gas Negara Tbk Series B	197,500	92,224
PT Semen Gresik (Persero) Tbk	98,000	83,941
PT Tambang Batubbara Bukit Asam Tbk	12,500	27,285
PT Tower Bersama Infrastructure Tbk	145,500	38,996
PT XL Axiata Tbk (a)	108,500	62,956
TOTAL INDONESIA		1,044,766
Common Stocks - continued
	Shares	Value
Ireland - 0.6%
CRH PLC sponsored ADR (d)	16,904	$ 368,676
James Hardie Industries NV sponsored ADR (a)	6,805	211,908
TOTAL IRELAND		580,584
Isle of Man - 0.0%
Bahamas Petroleum Co. PLC (a)	68,700	21,181
Israel - 0.3%
Azrieli Group	3,482	92,916
Ituran Location & Control Ltd.	1,061	16,414
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,100	224,065
TOTAL ISRAEL		333,395
Italy - 1.6%
Azimut Holdings SpA	23,007	241,579
Fiat Industrial SpA (a)	16,900	228,700
Fiat SpA	20,200	196,065
Interpump Group SpA (a)	5,025	39,556
Intesa Sanpaolo SpA	138,597	461,066
Saipem SpA	3,833	191,739
UniCredit SpA	83,901	207,783
TOTAL ITALY		1,566,488
Japan - 11.7%
ABC-Mart, Inc.	3,100	112,700
Aisin Seiki Co. Ltd.	6,600	250,475
Aozora Bank Ltd.	10,000	22,052
Asahi Co. Ltd.	600	9,518
Autobacs Seven Co. Ltd.	4,900	196,107
Daikoku Denki Co. Ltd.	1,400	17,449
Daikokutenbussan Co. Ltd.	900	30,811
Denso Corp.	20,200	743,226
East Japan Railway Co.	2,900	191,496
Fanuc Ltd.	3,600	568,421
Fast Retailing Co. Ltd.	1,500	218,385
FCC Co. Ltd.	1,200	27,222
GCA Savvian Group Corp. (a)	16	21,501
Glory Ltd.	500	11,891
Goldcrest Co. Ltd.	450	12,050
Honda Motor Co. Ltd.	6,800	293,095
Japan Retail Fund Investment Corp.	154	282,746
Japan Steel Works Ltd.	22,000	229,703
Japan Tobacco, Inc.	19	71,296
Common Stocks - continued
	Shares	Value
Japan - continued
JSR Corp.	5,300	$ 109,254
Kamigumi Co. Ltd.	2,000	16,789
Keyence Corp.	1,310	347,610
Kobayashi Pharmaceutical Co. Ltd.	5,100	238,597
Konica Minolta Holdings, Inc.	10,500	101,316
Kyoto Kimono Yuzen Co. Ltd.	900	10,077
Meiko Network Japan Co. Ltd.	900	7,675
Miraca Holdings, Inc.	2,400	91,959
Miraial Co. Ltd.	400	10,356
Mitsubishi Corp.	14,200	395,309
Mitsubishi UFJ Financial Group, Inc.	120,300	624,828
Mitsui & Co. Ltd.	27,400	460,673
MS&AD Insurance Group Holdings, Inc.	6,790	161,478
Nabtesco Corp.	1,700	40,035
Nachi-Fujikoshi Corp.	4,000	18,226
Nagaileben Co. Ltd.	300	7,752
Nihon M&A Center, Inc.	4	17,544
Nihon Parkerizing Co. Ltd.	1,000	14,023
Nippon Electric Glass Co. Ltd.	27,000	406,250
Nippon Seiki Co. Ltd.	2,000	24,220
Nippon Telegraph & Telephone Corp.	2,100	97,430
Nippon Thompson Co. Ltd.	17,000	146,430
Nitto Kohki Co. Ltd.	300	7,672
Obic Co. Ltd.	890	170,887
ORIX Corp.	3,530	348,355
Osaka Securities Exchange Co. Ltd.	45	229,989
OSG Corp.	1,700	25,164
Promise Co. Ltd.	12,150	107,023
Ricoh Co. Ltd.	7,000	99,695
Seven & i Holdings Co., Ltd.	3,400	87,982
Seven Bank Ltd.	4	9,025
Shiseido Co. Ltd.	9,000	181,140
SHO-BOND Holdings Co. Ltd.	5,200	112,071
Shoei Co. Ltd.	600	5,417
SOFTBANK CORP.	2,900	99,741
Sumitomo Corp.	31,800	457,551
Sumitomo Metal Industries Ltd.	34,000	79,532
Sumitomo Mitsui Financial Group, Inc.	10,800	367,200
The Nippon Synthetic Chemical Industry Co. Ltd.	2,000	13,255
THK Co. Ltd.	600	15,614
Toho Holdings Co. Ltd.	1,200	16,213
Tokio Marine Holdings, Inc.	5,300	157,941
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	4,700	$ 306,347
Tokyo Gas Co. Ltd.	92,000	400,146
Toyota Motor Corp.	15,000	617,544
Tsumura & Co.	600	18,874
Tsutsumi Jewelry Co. Ltd.	400	10,867
USS Co. Ltd.	5,810	465,763
West Japan Railway Co.	28	106,774
Yamada Denki Co. Ltd.	1,880	127,578
Yamatake Corp.	800	18,577
Yamato Kogyo Co. Ltd.	8,700	261,594
TOTAL JAPAN		11,583,506
Kazakhstan - 0.1%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	4,300	92,450
Korea (South) - 3.4%
CJ CGV Co. Ltd.	710	16,325
CJ Corp.	1,159	78,138
Daelim Industrial Co.	481	53,474
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,160	42,365
DC Chemical Co. Ltd.	218	73,778
Doosan Co. Ltd.	384	57,264
GS Holdings Corp.	1,455	108,228
Hanjin Heavy Industries & Consolidated Co. Ltd.	1,580	54,177
Honam Petrochemical Corp.	394	127,009
Hynix Semiconductor, Inc. (a)	2,970	78,634
Hyundai Department Store Co. Ltd.	432	50,534
Hyundai Engineering & Construction Co. Ltd.	849	65,881
Hyundai Heavy Industries Co. Ltd.	421	182,328
Hyundai Mobis	554	127,879
Hyundai Motor Co.	1,469	234,804
Hyundai Steel Co.	699	86,761
Industrial Bank of Korea	7,260	109,885
Kia Motors Corp.	3,000	146,534
KT Corp.	1,730	64,672
LG Chemical Ltd.	381	142,891
Meritz Fire & Marine Insurance Co. Ltd.	1,980	18,388
NCsoft Corp.	38	6,532
NHN Corp. (a)	1,326	236,812
Paradise Co. Ltd.	5,003	18,183
Samsung Electronics Co. Ltd.	864	756,856
Shinhan Financial Group Co. Ltd.	7,460	330,408
Shinhan Financial Group Co. Ltd. sponsored ADR	500	44,605
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Tong Yang Securities, Inc.	3,000	$ 24,083
Young Poong Precision Corp.	739	6,962
TOTAL KOREA (SOUTH)		3,344,390
Lebanon - 0.0%
BLOM Bank SAL GDR	800	8,000
Luxembourg - 0.5%
Apera M unit (a)	350	14,263
Aperam (a)	122	5,002
ArcelorMittal SA:
(Netherlands)	2,449	89,325
Class A unit	7,000	255,360
Evraz Group SA GDR (a)	2,500	99,000
GlobeOp Financial Services SA	1,800	10,926
Millicom International Cellular SA	700	65,275
TOTAL LUXEMBOURG		539,151
Malaysia - 0.1%
AirAsia Bhd (a)	25,000	22,456
Axiata Group Bhd (a)	55,200	86,546
RHB Capital Bhd	10,400	28,705
TOTAL MALAYSIA		137,707
Mexico - 1.0%
America Movil SAB de CV Series L sponsored ADR	6,900	393,231
Banco Compartamos SA de CV	1,700	13,311
Cemex SA de CV sponsored ADR	2,500	23,675
Compartamos SAB de CV (a)	30,800	61,990
Genomma Lab Internacional SA de CV (a)	10,800	27,344
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	4,178	100,523
Wal-Mart de Mexico SA de CV Series V	140,300	389,684
TOTAL MEXICO		1,009,758
Netherlands - 2.4%
Aalberts Industries NV	1,600	31,651
ASM International NV unit (a)	5,635	205,058
ASML Holding NV	6,200	260,462
Gemalto NV	4,608	232,999
Heijmans NV unit (a)	710	15,751
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	28,410	323,480
sponsored ADR (a)	35,300	402,067
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke KPN NV	34,556	$ 544,742
New World Resources BV	1,700	27,636
QIAGEN NV (a)	10,600	195,570
Randstad Holdings NV (a)	3,277	178,865
TOTAL NETHERLANDS		2,418,281
Nigeria - 0.1%
Diamond Bank PLC (a)	147,520	8,057
Guaranty Trust Bank PLC GDR (Reg. S)	9,025	64,529
Guinness Nigeria PLC	6,394	8,546
TOTAL NIGERIA		81,132
Norway - 0.5%
Aker Solutions ASA	18,653	339,187
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	9,400	15,748
DnB NOR ASA	6,900	94,938
Sevan Marine ASA (a)	10,000	10,583
TOTAL NORWAY		460,456
Panama - 0.0%
Copa Holdings SA Class A	400	22,500
Papua New Guinea - 0.0%
Oil Search Ltd.	1,112	7,380
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,700	151,700
Grana y Montero SA	3,435	8,060
TOTAL PERU		159,760
Philippines - 0.0%
Jollibee Food Corp.	3,900	6,607
Megaworld Corp.	70,000	3,321
TOTAL PHILIPPINES		9,928
Poland - 0.0%
LW Bogdanka S.A. (a)	50	1,976
Portugal - 0.5%
Energias de Portugal SA	68,476	263,045
Jeronimo Martins SGPS SA	15,225	230,107
TOTAL PORTUGAL		493,152
Qatar - 0.0%
Commercial Bank of Qatar GDR (Reg. S)	9,748	44,971
Common Stocks - continued
	Shares	Value
Russia - 2.0%
Cherkizovo Group OJSC GDR (a)	1,518	$ 29,698
LSR Group OJSC GDR (Reg. S) (a)	2,200	21,450
Magnit OJSC GDR (Reg. S)	3,400	88,978
Mechel Steel Group OAO sponsored ADR	7,700	242,781
Novolipetsk Steel Ojsc (a)	4,000	17,187
OAO Gazprom sponsored ADR	14,958	400,276
OAO NOVATEK GDR	1,600	180,480
OAO Raspadskaya (a)	3,800	28,852
OAO Tatneft sponsored ADR	3,600	127,980
OJSC Oil Co. Rosneft GDR (Reg. S)	24,000	205,200
Polymetal JSC GDR (Reg. S) (a)	4,500	74,610
RusHydro JSC sponsored ADR (a)	15,000	74,400
Sberbank (Savings Bank of the Russian Federation) (a)	51,400	182,557
Sberbank (Savings Bank of the Russian Federation) GDR	250	94,803
Severstal JSC (a)	2,800	50,739
Sistema JSFC sponsored GDR	2,600	59,540
TGK-1 OAO (a)	22,119,100	16,850
Uralkali JSC GDR (Reg. S)	2,353	89,296
TOTAL RUSSIA		1,985,677
Singapore - 1.4%
Allgreen Properties Ltd.	23,000	19,598
City Developments Ltd.	13,000	115,447
DBS Group Holdings Ltd.	7,226	84,846
Keppel Corp. Ltd.	8,000	73,171
Keppel Land Ltd.	31,000	108,568
Singapore Exchange Ltd.	43,700	289,010
Straits Asia Resources Ltd.	29,000	58,943
United Overseas Bank Ltd.	26,943	417,035
Wing Tai Holdings Ltd.	76,000	97,436
Yanlord Land Group Ltd.	133,000	160,116
TOTAL SINGAPORE		1,424,170
South Africa - 1.8%
African Bank Investments Ltd.	21,600	109,655
African Rainbow Minerals Ltd.	14,250	417,206
AngloGold Ashanti Ltd.	2,200	94,564
AngloGold Ashanti Ltd. sponsored ADR	1,581	68,046
Aspen Pharmacare Holdings Ltd.	3,900	46,215
Clicks Group Ltd.	38,466	212,131
Foschini Ltd.	7,220	79,824
Gold Fields Ltd.	1,001	15,833
Common Stocks - continued
	Shares	Value
South Africa - continued
Impala Platinum Holdings Ltd.	2,700	$ 76,563
Imperial Holdings Ltd.	1,988	30,435
JSE Ltd.	15,200	169,128
Mr Price Group Ltd.	26,783	211,811
Mvelaphanda Resources Ltd. (a)	11,022	56,721
Shoprite Holdings Ltd.	3,800	47,092
Standard Bank Group Ltd.	2,937	42,982
Wilson Bayly Holmes-Ovcon Ltd.	1,300	22,240
Woolworths Holdings Ltd.	13,141	42,952
TOTAL SOUTH AFRICA		1,743,398
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	17,159	210,541
Banco Santander SA	16,772	205,336
Banco Santander SA:
rights (a)	16,772	3,169
sponsored ADR	59,300	725,832
Gestevision Telecinco SA	4,720	59,318
Grifols SA	346	5,272
Iberdrola SA	55,145	472,589
Inditex SA	3,523	266,181
International Consolidated Airlines Group (a)	17,400	71,455
Prosegur Compania de Seguridad SA (Reg.)	3,551	206,606
Red Electrica Corporacion SA	2,000	102,045
Telefonica SA sponsored ADR	24,720	621,214
TOTAL SPAIN		2,949,558
Sweden - 0.7%
Fagerhult AB	200	5,487
H&M Hennes & Mauritz AB (B Shares)	12,631	414,298
Intrum Justitia AB	1,300	20,554
Swedish Match Co.	5,100	146,805
Telefonaktiebolaget LM Ericsson (B Shares)	7,227	89,079
TOTAL SWEDEN		676,223
Switzerland - 5.9%
Bank Sarasin & Co. Ltd. Series B (Reg.)	1,007	46,289
Compagnie Financiere Richemont SA unit	1,600	8,686
Credit Suisse Group sponsored ADR	4,760	212,820
Lonza Group AG	1,826	143,794
Nestle SA	32,649	1,765,324
Novartis AG sponsored ADR	2,900	161,994
Roche Holding AG (participation certificate)	8,384	1,275,160
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sonova Holding AG Class B	3,762	$ 472,168
The Swatch Group AG:
(Bearer)	1,070	429,065
(Reg.)	189	13,612
Transocean Ltd. (a)	3,820	305,333
UBS AG (a)	4,673	83,654
UBS AG (NY Shares) (a)	9,200	165,232
Zurich Financial Services AG	2,789	761,831
TOTAL SWITZERLAND		5,844,962
Taiwan - 1.7%
Advanced Semiconductor Engineering, Inc.	27,999	34,753
Advanced Semiconductor Engineering, Inc. sponsored ADR	21,599	132,186
Chroma ATE, Inc.	14,150	43,853
Edison Opto Corp.	1,023	5,654
Farglory Land Development Co. Ltd.	12,000	29,959
Formosa Plastics Corp.	55,000	188,068
Fubon Financial Holding Co. Ltd.	110,846	154,971
Hon Hai Precision Industry Co. Ltd. (Foxconn)	27,858	119,912
HTC Corp.	6,300	212,386
Huaku Development Co. Ltd.	6,000	19,793
Kinsus Interconnect Technology Corp.	10,000	32,369
Macronix International Co. Ltd.	144,000	111,818
Pegatron Corp. (a)	45,000	62,138
Ruentex Development Co. Ltd.	35,000	53,030
Taishin Financial Holdings Co. Ltd.	261,180	151,995
Taiwan Cement Corp.	74,179	80,080
Taiwan Semiconductor Manufacturing Co. Ltd.	46,035	119,689
Unimicron Technology Corp.	14,000	29,167
Wistron Corp.	62,510	122,695
TOTAL TAIWAN		1,704,516
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	21,600	55,913
Banpu PCL (For. Reg.)	1,500	35,431
BEC World PCL (For. Reg.)	30,400	30,985
PTT PCL (For. Reg.)	6,800	73,710
Siam Commercial Bank PCL (For. Reg.)	71,000	215,952
Total Access Communication PCL (For. Reg.)	200	260
TOTAL THAILAND		412,251
Turkey - 0.9%
Albaraka Turk Katilim Bankasi AS	12,000	17,800
Common Stocks - continued
	Shares	Value
Turkey - continued
Anadolu Efes Biracilik ve Malt Sanayii AS	6,100	$ 75,466
Asya Katilim Bankasi AS	5,000	8,725
Coca-Cola Icecek AS	13,400	150,327
Sinpas Gayrimenkul Yatirim Ortakligi AS	14,000	18,672
Tofas Turk Otomobil Fabrikasi AS	6,618	35,719
Turk Hava Yollari AO	27,714	89,472
Turkcell Iletisim Hizmet AS sponsored ADR	4,742	73,311
Turkiye Garanti Bankasi AS	92,700	412,514
TOTAL TURKEY		882,006
United Kingdom - 16.7%
Aberdeen Asset Management PLC	43,266	154,186
Aegis Group PLC	73,264	163,694
AMEC PLC	1,105	21,238
Anglo American PLC (United Kingdom)	18,931	928,576
AstraZeneca PLC sponsored ADR	1,800	88,020
Aviva PLC	22,472	159,796
Babcock International Group PLC	23,900	220,872
BAE Systems PLC	60,200	329,754
Barclays PLC	131,446	615,545
Bellway PLC	1,928	18,914
BG Group PLC	39,995	897,452
BHP Billiton PLC ADR	22,800	1,748,988
BP PLC sponsored ADR	20,800	987,376
Britvic PLC	3,400	24,429
Centrica PLC	18,675	95,685
Cobham PLC	30,800	103,595
Dechra Pharmaceuticals PLC	1,900	15,520
Derwent London PLC	600	15,088
Eurasian Natural Resources Corp. PLC	3,578	57,708
GlaxoSmithKline PLC sponsored ADR	17,900	650,307
Great Portland Estates PLC	4,272	24,646
H&T Group PLC	3,136	16,123
Hikma Pharmaceuticals PLC	4,973	64,039
HSBC Holdings PLC:
(United Kingdom)	37,976	414,002
sponsored ADR	4,951	270,523
Imperial Tobacco Group PLC	9,938	283,963
InterContinental Hotel Group PLC ADR	19,080	406,595
International Power PLC	15,043	101,868
Johnson Matthey PLC	9,392	289,572
Kalahari Minerals PLC (a)	2,114	7,940
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Lloyds Banking Group PLC (a)	154,600	$ 156,330
Meggitt PLC	7,252	41,234
Micro Focus International PLC	2,700	17,739
Misys PLC	14,300	77,712
Mothercare PLC	11,499	99,086
Persimmon PLC	2,137	13,985
Prudential PLC	24,232	262,559
Reckitt Benckiser Group PLC	7,538	409,886
Rio Tinto PLC	6,496	446,064
Rio Tinto PLC sponsored ADR	10,060	698,969
Rotork PLC	600	15,760
Royal Dutch Shell PLC Class A sponsored ADR	22,000	1,561,780
Serco Group PLC	40,028	353,251
Shaftesbury PLC	28,333	198,989
Spectris PLC	1,556	33,644
Spirax-Sarco Engineering PLC	1,504	43,649
Standard Chartered PLC (United Kingdom)	26,624	694,644
Ted Baker PLC	2,175	22,818
Tesco PLC	107,903	695,958
Ultra Electronics Holdings PLC	800	22,872
Unite Group PLC (a)	37,702	122,582
Vedanta Resources PLC	5,900	214,698
Victrex PLC	5,618	129,572
Vodafone Group PLC sponsored ADR	29,600	839,456
Wolseley PLC (a)	3,663	127,721
Xstrata PLC	2,900	64,330
TOTAL UNITED KINGDOM		16,541,302
United States of America - 4.7%
Advanced Energy Industries, Inc. (a)	1,873	28,928
Allergan, Inc.	2,200	155,342
ANSYS, Inc. (a)	100	5,245
Autoliv, Inc.	4,610	354,048
Berkshire Hathaway, Inc. Class B (a)	2,550	208,463
Broadridge Financial Solutions, Inc.	400	9,156
Central European Distribution Corp. (a)	1,179	27,046
China Agritech, Inc. (a)	500	5,405
China Valves Technology, Inc. (a)	1,751	12,782
Cymer, Inc. (a)	2,500	121,475
Dril-Quip, Inc. (a)	250	19,280
eBay, Inc. (a)	4,664	141,599
Evercore Partners, Inc. Class A	380	12,274
Common Stocks - continued
	Shares	Value
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc.	670	$ 72,863
Google, Inc. Class A (a)	280	168,101
Greenhill & Co., Inc.	900	62,478
ION Geophysical Corp. (a)	20,541	195,345
JPMorgan Chase & Co.	4,663	209,555
Juniper Networks, Inc. (a)	17,210	638,835
Kansas City Southern (a)	670	33,487
Lam Research Corp. (a)	1,740	86,809
Martin Marietta Materials, Inc.	1,300	108,550
Mead Johnson Nutrition Co. Class A	5,400	313,038
Mohawk Industries, Inc. (a)	3,470	192,759
Nuance Communications, Inc. (a)	4,251	86,423
Oceaneering International, Inc. (a)	190	14,674
Philip Morris International, Inc.	3,700	211,788
PriceSmart, Inc.	1,600	58,384
ResMed, Inc. (a)	7,650	240,899
Solera Holdings, Inc.	200	10,466
Solutia, Inc. (a)	334	7,822
Union Pacific Corp.	3,200	302,816
Visa, Inc. Class A	6,994	488,531
TOTAL UNITED STATES OF AMERICA		4,604,666
TOTAL COMMON STOCKS (Cost $92,334,369)		97,344,783
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.1%
Volkswagen AG	300	48,463
Italy - 0.3%
Fiat Industrial SpA (a)	9,700	88,440
Fiat SpA (Risparmio Shares)	9,800	74,795
Telecom Italia SpA (Risparmio Shares)	144,800	172,390
TOTAL ITALY		335,625
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $336,954)		384,088
Investment Companies - 0.3%
	Shares	Value
United States of America - 0.3%
iShares MSCI ACWI ex US Index ETF (Cost $357,583)	8,100	$ 359,154
Money Market Funds - 0.4%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $375,795)	375,795	375,795
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $1,648,000)	$ 1,648,010	1,648,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $95,052,701)		100,111,820
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,254,733)
NET ASSETS - 100%		$ 98,857,087
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,160 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,648,000 due 2/01/11 at 0.21%
BNP Paribas Securities Corp.	$ 376,077
Barclays Capital, Inc.	39,316
Credit Agricole Securities (USA), Inc.	297,014
Deutsche Bank Securities, Inc.	74,253
HSBC Securities (USA), Inc.	445,520
J.P. Morgan Securities, Inc.	297,014
Mizuho Securities USA, Inc.	103,955
Wells Fargo Securities LLC	14,851
$ 1,648,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 3,783
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 16,541,302	$ 14,487,006	$ 2,054,296	$ -
Japan	11,583,506	9,583,409	2,000,097	-
Switzerland	5,844,962	5,761,308	83,654	-
France	5,313,763	5,313,763	-	-
Germany	4,868,364	4,868,364	-	-
United States of America	4,604,666	4,604,666	-	-
Brazil	3,998,172	3,998,172	-	-
Korea (South)	3,344,390	3,279,718	64,672	-
Australia	3,311,610	3,311,610	-	-
Other	38,318,136	34,945,869	3,372,267	-
Investment Companies	359,154	359,154	-	-
Money Market Funds	375,795	375,795	-	-
Cash Equivalents	1,648,000	-	1,648,000	-
Total Investments in Securities:	$ 100,111,820	$ 90,888,834	$ 9,222,986	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $95,748,997. Net unrealized appreciation aggregated $4,362,823, of which $10,665,719 related to appreciated investment securities and $6,302,896 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Worldwide Fund

January 31, 2011

1.813085.106

WLD-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 1.5%
Australia & New Zealand Banking Group Ltd.	244,941	$ 5,777,751
CSL Ltd.	42,047	1,559,171
JB Hi-Fi Ltd. (d)	59,827	1,099,404
Macquarie Group Ltd.	78,951	3,195,926
Mirabela Nickel Ltd. (a)	252,969	567,217
Newcrest Mining Ltd.	70,629	2,602,850
Wesfarmers Ltd.	61,452	2,083,997
Westfield Group unit	128,519	1,260,264
Westfield Retail Trust unit	158,902	419,638
TOTAL AUSTRALIA		18,566,218
Bailiwick of Jersey - 0.7%
Experian PLC	176,600	2,192,098
Heritage Oil PLC	229,000	1,195,696
Shire PLC	112,000	2,954,784
Shire PLC sponsored ADR	30,000	2,379,300
TOTAL BAILIWICK OF JERSEY		8,721,878
Belgium - 0.5%
Anheuser-Busch InBev SA NV	98,425	5,430,216
EVS Broadcast Equipment SA	6,106	373,820
TOTAL BELGIUM		5,804,036
Bermuda - 0.5%
Huabao International Holdings Ltd.	946,000	1,400,169
Li & Fung Ltd.	258,000	1,672,725
Noble Group Ltd.	1,474,363	2,512,595
TOTAL BERMUDA		5,585,489
Brazil - 0.6%
Banco ABC Brasil SA	18,000	145,727
Diagnosticos da America SA	40,000	485,757
Drogasil SA	256,600	1,846,597
Marisa Lojas SA	31,000	406,207
Souza Cruz Industria Comerico	59,200	2,826,689
TIM Participacoes SA sponsored ADR (non-vtg.)	49,000	1,862,000
TOTAL BRAZIL		7,572,977
British Virgin Islands - 0.8%
HLS Systems International Ltd. (a)(d)	172,500	2,768,625
Mail.ru Group Ltd. GDR unit (a)(e)	7,900	281,240
UTI Worldwide, Inc.	286,000	6,263,400
TOTAL BRITISH VIRGIN ISLANDS		9,313,265
Canada - 2.4%
Bombardier, Inc. Class B (sub. vtg.)	551,200	3,138,388
First Quantum Minerals Ltd.	18,800	2,175,587
Grande Cache Coal Corp. (a)	159,700	1,719,674
InterOil Corp. (a)	17,200	1,190,240
Keyera Corp.	107,000	3,778,294
Kodiak Oil & Gas Corp. (a)	50,000	317,500
Niko Resources Ltd.	26,700	2,600,390

	Shares	Value
Open Text Corp. (a)	41,800	$ 2,064,321
Pan American Silver Corp.	45,500	1,492,855
Petrobank Energy & Resources Ltd. (a)	46,800	1,098,592
Petrominerales Ltd.	28,744	1,120,933
The Toronto-Dominion Bank	10,000	748,776
Ultra Petroleum Corp. (a)	43,000	2,052,390
Valeant Pharmaceuticals International, Inc.	132,000	4,811,387
Vitran Corp., Inc. (a)	42,000	570,780
TOTAL CANADA		28,880,107
Cayman Islands - 0.9%
Bosideng International Holdings Ltd.	3,448,000	1,070,203
China Automation Group Ltd.	767,000	586,307
Ctrip.com International Ltd. sponsored ADR (a)	27,200	1,119,552
E-Commerce China Dangdang, Inc. ADR	1,500	42,450
Fabrinet (a)	13,000	311,350
Hengdeli Holdings Ltd.	3,368,000	1,896,357
Herbalife Ltd.	26,000	1,698,580
Minth Group Ltd.	104,000	157,398
Mongolian Mining Corp.	1,526,000	2,047,245
Shenguan Holdings Group Ltd.	1,148,000	1,540,129
Silver Base Group Holdings Ltd.	772,000	554,484
YouKu.com, Inc. ADR (a)	3,100	91,853
TOTAL CAYMAN ISLANDS		11,115,908
China - 0.3%
Baidu.com, Inc. sponsored ADR (a)	12,400	1,347,012
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	426,000	976,924
Zhaojin Mining Industry Co. Ltd. (H Shares)	255,500	935,579
TOTAL CHINA		3,259,515
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	27,138
Denmark - 2.2%
Carlsberg AS Series B	34,800	3,467,090
Novo Nordisk AS Series B	139,116	15,661,041
Pandora A/S	37,300	2,380,399
William Demant Holding AS (a)	58,200	4,660,104
TOTAL DENMARK		26,168,634
France - 3.7%
Accor SA	58,911	2,693,682
Alstom SA	27,768	1,549,657
Atos Origin SA (a)	65,745	3,660,049
AXA SA	82,537	1,746,874
BNP Paribas SA	53,888	4,027,988
Club Mediterranee SA (a)	26,800	614,728
Compagnie Generale de Geophysique SA (a)	58,200	1,762,706
Edenred (a)	59,000	1,410,666
Common Stocks - continued
	Shares	Value
France - continued
Iliad Group SA	27,158	$ 2,883,255
LVMH Moet Hennessy - Louis Vuitton	38,010	5,934,670
Pernod-Ricard SA	17,814	1,698,092
PPR SA	30,950	4,946,762
Sanofi-Aventis	15,104	1,032,135
Schneider Electric SA	32,065	4,999,867
Societe Generale Series A	73,951	4,781,514
Unibail-Rodamco	6,389	1,219,268
TOTAL FRANCE		44,961,913
Germany - 2.7%
Bayerische Motoren Werke AG (BMW)	100,311	7,701,229
Fresenius Medical Care AG & Co. KGaA	44,100	2,580,036
GEA Group AG	110,697	3,155,908
HeidelbergCement AG	11,766	768,818
Kabel Deutschland Holding AG	97,800	4,927,086
MAN SE	31,222	3,609,212
Metro AG	23,500	1,654,580
Siemens AG (d)	66,879	8,572,515
TOTAL GERMANY		32,969,384
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	36,300	1,068,933
Hong Kong - 0.9%
AIA Group Ltd.	543,200	1,494,413
Henderson Land Development Co. Ltd.	204,232	1,415,804
I.T Ltd.	1,424,000	964,334
Techtronic Industries Co. Ltd.	3,575,500	4,448,280
Wharf Holdings Ltd.	264,000	1,994,357
TOTAL HONG KONG		10,317,188
India - 0.4%
Housing Development Finance Corp. Ltd.	41,992	575,792
INFO Edge India Ltd.	29,551	351,549
Infrastructure Development Finance Co. Ltd.	329,354	1,058,317
LIC Housing Finance Ltd.	128,120	502,834
Shriram Transport Finance Co. Ltd.	33,464	501,504
State Bank of India	11,744	677,192
The Jammu & Kashmir Bank Ltd.	30,114	483,533
Titan Industries Ltd.	8,771	689,258
TOTAL INDIA		4,839,979
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	2,342,000	1,255,386
PT Sarana Menara Nusantara	1,011,500	1,425,361
PT Tower Bersama Infrastructure Tbk	5,087,000	1,363,397
PT XL Axiata Tbk (a)	1,655,500	960,588
TOTAL INDONESIA		5,004,732

	Shares	Value
Ireland - 0.4%
Ingersoll-Rand Co. Ltd.	51,700	$ 2,440,240
James Hardie Industries NV unit (a)	297,856	1,852,209
TOTAL IRELAND		4,292,449
Israel - 0.1%
Israel Chemicals Ltd.	81,400	1,277,388
Italy - 0.7%
Intesa Sanpaolo SpA	201,619	670,720
Intesa Sanpaolo SpA (Risparmio Shares)	347,700	1,001,983
Prysmian SpA	75,500	1,523,519
Saipem SpA	102,206	5,112,677
TOTAL ITALY		8,308,899
Japan - 8.5%
ABC-Mart, Inc.	84,500	3,071,979
Asics Corp.	201,000	2,674,123
Canon, Inc.	107,550	5,294,012
Cosmos Pharmaceutical Corp.	47,300	1,901,681
Denso Corp.	86,400	3,178,947
Digital Garage, Inc. (a)	268	813,012
Don Quijote Co. Ltd.	84,700	2,727,365
eAccess Ltd.	1,324	801,691
Fanuc Ltd.	23,600	3,726,316
Goldcrest Co. Ltd.	8,680	232,440
Honda Motor Co. Ltd.	94,600	4,077,468
Japan Tobacco, Inc.	749	2,810,575
JSR Corp.	126,300	2,603,553
Kakaku.com, Inc.	336	1,897,368
Keyence Corp.	10,400	2,759,649
Komatsu Ltd.	81,900	2,438,640
Mazda Motor Corp.	807,000	2,379,313
Misumi Group, Inc.	70,500	1,812,317
Mitsubishi Corp.	195,100	5,431,329
Mitsubishi Estate Co. Ltd.	91,000	1,718,445
Mitsubishi UFJ Financial Group, Inc.	907,900	4,715,558
Mitsui & Co. Ltd.	120,900	2,032,675
Mizuho Financial Group, Inc.	1,643,100	3,172,094
Murata Manufacturing Co. Ltd.	22,900	1,735,356
Nichi-iko Pharmaceutical Co. Ltd.	53,600	1,511,745
Nintendo Co. Ltd.	4,700	1,270,054
NSK Ltd.	162,000	1,551,316
Omron Corp.	75,900	1,952,058
ORIX Corp.	66,920	6,603,947
Osaka Securities Exchange Co. Ltd.	101	516,198
Otsuka Holdings Co. Ltd.	53,400	1,325,241
Rakuten, Inc.	4,389	3,860,695
SOFTBANK CORP.	220,500	7,583,717
Sony Corp.	39,600	1,362,695
Sony Financial Holdings, Inc.	381	1,408,790
Start Today Co. Ltd.	140,400	2,165,526
Sumitomo Mitsui Financial Group, Inc.	96,100	3,267,400
Common Stocks - continued
	Shares	Value
Japan - continued
TDK Corp.	25,000	$ 1,641,691
Tokyo Electron Ltd.	36,300	2,366,045
TOTAL JAPAN		102,393,024
Korea (South) - 0.9%
Fila Korea Ltd.	17,710	1,038,997
Hynix Semiconductor, Inc. (a)	81,910	2,168,664
Hyundai Motor Co.	8,720	1,393,799
Kia Motors Corp.	21,060	1,028,670
Lock & Lock Co. Ltd.	40,020	1,227,536
Orion Corp.	3,286	1,229,454
Samsung Electronics Co. Ltd.	1,927	1,688,034
Shinhan Financial Group Co. Ltd.	22,350	989,896
TOTAL KOREA (SOUTH)		10,765,050
Luxembourg - 0.3%
ArcelorMittal SA Class A unit	62,400	2,276,352
Millicom International Cellular SA	15,000	1,398,750
TOTAL LUXEMBOURG		3,675,102
Mexico - 0.1%
Wal-Mart de Mexico SA de CV Series V	620,300	1,722,885
Netherlands - 1.3%
Gemalto NV	38,267	1,934,933
ING Groep NV (Certificaten Van Aandelen) unit (a)	439,000	4,998,512
Koninklijke KPN NV	93,542	1,474,599
Koninklijke Philips Electronics NV	97,081	3,024,538
LyondellBasell Industries NV Class A (a)	66,000	2,372,040
Nielsen Holdings B.V. (a)	26,900	701,283
Randstad Holdings NV (a)	10,195	556,464
TOTAL NETHERLANDS		15,062,369
Netherlands Antilles - 0.8%
Schlumberger Ltd.	112,000	9,966,880
Norway - 0.4%
Aker Solutions ASA	102,200	1,858,407
DnB NOR ASA	171,400	2,358,307
TOTAL NORWAY		4,216,714
Poland - 0.2%
Eurocash SA	230,500	2,548,802
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	279,659	1,290,167
Singapore - 0.7%
Avago Technologies Ltd.	237,000	6,804,270
Keppel Corp. Ltd.	234,000	2,140,244
TOTAL SINGAPORE		8,944,514
South Africa - 0.5%
AngloGold Ashanti Ltd. sponsored ADR	44,700	1,923,888
Blue Label Telecoms Ltd.	798,700	699,854
Clicks Group Ltd.	230,265	1,269,856

	Shares	Value
Mr Price Group Ltd.	77,600	$ 613,694
Sanlam Ltd.	389,600	1,473,910
Woolworths Holdings Ltd.	42,736	139,683
TOTAL SOUTH AFRICA		6,120,885
Spain - 1.6%
Antena 3 Television SA	118,200	1,229,800
Banco Bilbao Vizcaya Argentaria SA	214,861	2,634,185
Banco Santander SA	458,046	5,607,770
Banco Santander SA rights (a)	433,324	81,864
Gestevision Telecinco SA	170,320	2,140,483
Inditex SA	21,397	1,616,653
Prosegur Compania de Seguridad SA (Reg.)	25,800	1,501,109
Telefonica SA	197,595	4,946,345
TOTAL SPAIN		19,758,209
Sweden - 1.0%
Elekta AB (B Shares)	109,300	4,418,626
H&M Hennes & Mauritz AB (B Shares)	72,098	2,364,822
Modern Times Group MTG AB (B Shares)	21,500	1,491,389
Swedbank AB (A Shares) (a)	217,600	3,413,492
TOTAL SWEDEN		11,688,329
Switzerland - 4.1%
Adecco SA (Reg.)	13,014	842,881
Compagnie Financiere Richemont SA Series A	38,215	2,078,420
Credit Suisse Group	34,493	1,539,680
Foster Wheeler Ag (a)	11,100	408,591
Kuehne & Nagel International AG	10,620	1,373,407
Nestle SA	155,400	8,402,447
Novartis AG	119,135	6,631,171
Partners Group Holding	9,538	1,653,732
Petroplus Holdings AG	25,000	409,628
Schindler Holding AG (participation certificate)	25,837	2,884,308
Sonova Holding AG Class B	11,063	1,388,514
The Swatch Group AG (Bearer)	8,370	3,356,333
Transocean Ltd. (a)	32,300	2,581,739
UBS AG (a)	209,530	3,750,903
Weatherford International Ltd. (a)	370,000	8,776,400
Zurich Financial Services AG	13,722	3,748,243
TOTAL SWITZERLAND		49,826,397
Taiwan - 0.4%
HTC Corp.	126,150	4,252,784
Thailand - 0.1%
Bangkok Bank Public Co. Ltd. (For. Reg.)	245,900	1,197,475
Turkey - 0.2%
Boyner Buyuk Magazacilik AS (a)	514,000	1,198,105
Dogus Otomotiv Servis ve Ticaret AS	221,000	705,217
TOTAL TURKEY		1,903,322
Common Stocks - continued
	Shares	Value
United Kingdom - 10.3%
Aberdeen Asset Management PLC	653,342	$ 2,328,296
Anglo American PLC (United Kingdom)	99,518	4,881,411
ARM Holdings PLC sponsored ADR	60,000	1,502,400
AstraZeneca PLC (United Kingdom)	9,971	486,064
Barclays PLC	1,108,831	5,192,518
BG Group PLC	45,448	1,019,813
BHP Billiton PLC	277,938	10,611,416
BP PLC	1,345,000	10,567,479
British American Tobacco PLC (United Kingdom)	17,600	649,935
British Land Co. PLC	128,755	1,069,253
Britvic PLC	295,400	2,122,450
Burberry Group PLC	132,500	2,279,228
Carphone Warehouse Group PLC (a)	852,279	5,501,162
Cookson Group PLC (a)	82,570	878,790
GlaxoSmithKline PLC	343,200	6,196,170
HSBC Holdings PLC (United Kingdom)	668,309	7,285,695
IG Group Holdings PLC	354,329	2,565,150
InterContinental Hotel Group PLC	130,378	2,749,142
International Personal Finance PLC	517,515	2,834,762
International Power PLC	213,071	1,442,869
Jupiter PLC (a)	122,700	618,653
Legal & General Group PLC	996,089	1,770,878
Lloyds Banking Group PLC (a)	2,775,954	2,807,022
Micro Focus International PLC	116,800	767,372
Ocado Group PLC (a)(d)	898,900	3,138,597
Reckitt Benckiser Group PLC	77,341	4,205,496
Rio Tinto PLC	81,540	5,599,142
Rockhopper Exploration PLC (a)	149,900	854,711
Royal Dutch Shell PLC Class B	323,756	11,280,015
Schroders PLC	85,800	2,477,711
SuperGroup PLC	36,900	904,244
TalkTalk Telecom Group PLC	599,358	1,548,418
Ultra Electronics Holdings PLC	32,400	926,298
Vodafone Group PLC	2,332,600	6,545,858
Vodafone Group PLC sponsored ADR	47,212	1,338,932
Wolseley PLC (a)	81,460	2,840,341
Xstrata PLC	201,200	4,463,190
TOTAL UNITED KINGDOM		124,250,881
United States of America - 43.6%
AboveNet, Inc.	49,800	2,966,088
Acme Packet, Inc. (a)	7,000	376,460
Affiliated Managers Group, Inc. (a)	54,000	5,498,820
Akamai Technologies, Inc. (a)	14,000	676,480
Alexion Pharmaceuticals, Inc. (a)	56,320	4,720,742
Allegheny Technologies, Inc.	23,000	1,499,370
Amazon.com, Inc. (a)	33,800	5,733,832
American Capital Ltd. (a)	132,000	1,078,440
Ameriprise Financial, Inc.	100,000	6,165,000
Anadarko Petroleum Corp.	53,500	4,123,780
Apple, Inc. (a)	61,600	20,902,112
Ardea Biosciences, Inc. (a)	38,400	1,018,368

	Shares	Value
Ariba, Inc. (a)	43,000	$ 1,207,870
athenahealth, Inc. (a)	9,000	386,460
Atlas Energy, Inc. (a)	7,000	310,100
Atmel Corp. (a)	183,000	2,477,820
Baker Hughes, Inc.	64,000	4,384,640
Bank of America Corp.	839,300	11,523,589
BankUnited, Inc. (a)	8,100	226,800
BGC Partners, Inc. Class A	25,000	202,500
BioMarin Pharmaceutical, Inc. (a)	52,000	1,321,840
Bottomline Technologies, Inc. (a)	13,000	298,090
Brigham Exploration Co. (a)	13,000	384,930
Cabot Oil & Gas Corp.	60,000	2,497,800
Carlisle Companies, Inc.	5,000	188,550
Carrizo Oil & Gas, Inc. (a)	10,000	338,500
Caterpillar, Inc.	44,000	4,268,440
Celanese Corp. Class A	50,000	2,074,500
Ceva, Inc. (a)	74,100	1,790,997
Chesapeake Energy Corp.	55,000	1,624,150
Ciena Corp. (a)	34,300	755,629
Citi Trends, Inc. (a)	53,000	1,213,700
CLARCOR, Inc.	5,000	215,900
Clearwire Corp. Class A (a)	113,000	597,770
Cognizant Technology Solutions Corp. Class A (a)	43,000	3,136,850
Comstock Resources, Inc. (a)	98,000	2,714,600
Concho Resources, Inc. (a)	3,000	288,750
Concur Technologies, Inc. (a)	14,000	714,420
Continental Resources, Inc. (a)	5,000	321,050
Convio, Inc. (a)	38,000	345,420
Corvel Corp. (a)	7,000	353,360
CSX Corp.	53,000	3,741,800
Cummins, Inc.	60,000	6,352,800
Cypress Semiconductor Corp. (a)	35,000	757,750
DealerTrack Holdings, Inc. (a)	10,000	197,650
Demand Media, Inc. (a)	19,600	397,488
DemandTec, Inc. (a)	7,000	84,350
Dover Corp.	18,000	1,153,800
DSW, Inc. Class A (a)	23,000	765,670
Dynavax Technologies Corp. (a)	125,000	375,000
Eaton Corp.	10,000	1,079,600
eBay, Inc. (a)	414,000	12,569,040
ebix.com, Inc. (a)	7,000	157,850
Edwards Lifesciences Corp. (a)	146,000	12,306,340
Elizabeth Arden, Inc. (a)	31,000	793,290
EMC Corp. (a)	140,000	3,484,600
Emerson Electric Co.	42,000	2,472,960
Estee Lauder Companies, Inc. Class A	189,000	15,214,500
Expeditors International of Washington, Inc.	22,000	1,114,740
Exxon Mobil Corp.	339,000	27,350,516
Fossil, Inc. (a)	105,900	7,524,195
Freeport-McMoRan Copper & Gold, Inc.	55,000	5,981,250
Fresh Market, Inc.	1,000	36,770
Common Stocks - continued
	Shares	Value
United States of America - continued
G-III Apparel Group Ltd. (a)	189,600	$ 6,615,144
General Electric Co.	900,000	18,126,000
General Motors Co.	96,100	3,506,689
Georesources, Inc. (a)	7,000	193,480
Google, Inc. Class A (a)	13,300	7,984,788
GrafTech International Ltd. (a)	7,000	147,000
Green Dot Corp. (d)	32,100	2,019,411
Greenbrier Companies, Inc. (a)	133,000	3,148,110
GSI Commerce, Inc. (a)	5,000	115,200
GT Solar International, Inc. (a)	62,000	684,790
Halliburton Co.	36,800	1,656,000
Harley-Davidson, Inc.	28,000	1,110,200
HeartWare International, Inc. (a)	5,800	539,458
Hess Corp.	68,000	5,720,160
Higher One Holdings, Inc. (a)	7,000	133,140
HMS Holdings Corp. (a)	17,000	1,093,780
Holly Corp.	119,000	5,839,330
Home Depot, Inc.	67,000	2,463,590
IDEXX Laboratories, Inc. (a)	3,000	215,100
Illumina, Inc. (a)	46,800	3,245,112
ImmunoGen, Inc. (a)	45,523	376,020
Informatica Corp. (a)	180,900	8,393,760
Intuit, Inc. (a)	70,000	3,285,100
iRobot Corp. (a)	194,000	5,238,000
JDS Uniphase Corp. (a)	131,900	2,238,343
Johnson & Johnson	35,000	2,091,950
JPMorgan Chase & Co.	277,000	12,448,380
Juniper Networks, Inc. (a)	65,000	2,412,800
Kansas City Southern (a)	13,000	649,740
Kenexa Corp. (a)	3,000	62,220
Key Energy Services, Inc. (a)	194,000	2,582,140
KKR Financial Holdings LLC	178,200	1,721,412
Las Vegas Sands Corp. (a)	56,000	2,603,440
Leucadia National Corp.	43,600	1,417,872
Lincoln National Corp.	316,000	9,113,440
Mako Surgical Corp. (a)(d)	155,300	2,410,256
Marathon Oil Corp.	149,500	6,832,150
McKesson Corp.	52,000	3,908,840
Meru Networks, Inc. (a)	25,000	449,750
Micromet, Inc. (a)	100,000	643,000
MKS Instruments, Inc. (a)	51,000	1,464,210
Morgan Stanley	197,000	5,791,800
Motorola Mobility Holdings, Inc.	6,100	170,007
NetSuite, Inc. (a)(d)	16,000	430,880
Neurocrine Biosciences, Inc. (a)	27,895	205,865
Nu Skin Enterprises, Inc. Class A	29,000	872,320
NVIDIA Corp. (a)	13,000	310,960
NVR, Inc. (a)	3,400	2,601,000
Oasis Petroleum, Inc. (a)	10,000	319,700
Oil States International, Inc. (a)	22,000	1,490,720
OpenTable, Inc. (a)	12,000	943,440
Oracle Corp.	341,000	10,922,230

	Shares	Value
PACCAR, Inc.	25,000	$ 1,412,250
Pall Corp.	22,000	1,219,020
Paychex, Inc.	43,000	1,376,000
Perrigo Co.	146,000	10,620,040
Petrohawk Energy Corp. (a)	206,900	4,148,345
Phillips-Van Heusen Corp.	169,900	9,917,063
Pioneer Natural Resources Co.	19,000	1,808,040
Polypore International, Inc. (a)	47,100	2,267,865
PPG Industries, Inc.	4,000	337,120
Prestige Brands Holdings, Inc. (a)	229,000	2,528,160
Procter & Gamble Co.	35,000	2,209,550
Public Storage	5,000	544,900
QEP Resources, Inc.	22,100	898,144
QUALCOMM, Inc.	129,000	6,982,770
Range Resources Corp.	47,000	2,343,890
Raymond James Financial, Inc.	13,000	470,860
RealPage, Inc.	64,300	1,761,177
Red Hat, Inc. (a)	45,000	1,859,400
Regeneron Pharmaceuticals, Inc. (a)	46,000	1,549,280
Rex Energy Corp. (a)	25,000	300,875
RightNow Technologies, Inc. (a)	3,000	77,790
Riverbed Technology, Inc. (a)	28,000	1,004,360
Roper Industries, Inc.	11,000	854,590
salesforce.com, Inc. (a)	28,000	3,615,920
Satcon Technology Corp. (a)	57,000	276,450
SeaChange International, Inc. (a)	15,200	125,856
Shaw Group, Inc. (a)	78,000	2,946,060
Sirius XM Radio, Inc. (a)	450,000	726,750
Skyworks Solutions, Inc. (a)	459,000	14,582,430
Solera Holdings, Inc.	10,900	570,397
Southwestern Energy Co. (a)	87,000	3,436,500
SPS Commerce, Inc. (a)	13,000	206,375
Starbucks Corp.	47,000	1,481,910
SuccessFactors, Inc. (a)	17,100	497,952
Susquehanna Bancshares, Inc.	64,000	611,840
SVB Financial Group (a)	156,564	8,214,913
Targacept, Inc. (a)	53,000	1,365,280
Team Health Holdings, Inc. (a)	13,000	200,980
Teradyne, Inc. (a)	137,000	2,285,160
Tesla Motors, Inc. (a)	24,000	578,400
Tesoro Corp. (a)	100,000	1,925,000
Theravance, Inc. (a)	149,000	3,134,960
Thermo Fisher Scientific, Inc. (a)	7,000	400,890
TIBCO Software, Inc. (a)	13,000	285,740
Tiffany & Co., Inc.	15,300	889,389
Titan International, Inc. (d)	46,000	874,000
TJX Companies, Inc.	77,000	3,649,030
TriQuint Semiconductor, Inc. (a)	270,000	3,553,200
TRW Automotive Holdings Corp. (a)	35,000	2,088,100
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	42,000	1,555,680
Ultimate Software Group, Inc. (a)	3,000	145,800
Union Pacific Corp.	86,600	8,194,958
Common Stocks - continued
	Shares	Value
United States of America - continued
United Rentals, Inc. (a)	15,000	$ 399,750
United States Steel Corp.	53,700	3,096,879
United Therapeutics Corp. (a)	19,600	1,332,408
Universal Display Corp. (a)	7,000	236,880
Vera Bradley, Inc.	1,100	37,835
Vertex Pharmaceuticals, Inc. (a)	7,000	272,230
Virgin Media, Inc.	101,100	2,543,676
WABCO Holdings, Inc. (a)	23,000	1,343,200
Wal-Mart Stores, Inc.	160,000	8,971,200
Walter Energy, Inc.	30,900	4,025,343
WebMD Health Corp. (a)	78,660	4,112,345
WESCO International, Inc. (a)	7,000	392,350
Western Refining, Inc. (a)	30,000	365,400
Whiting Petroleum Corp. (a)	32,000	4,040,960
ZIOPHARM Oncology, Inc. (a)	270,000	1,575,450
Zix Corp. (a)(d)	562,000	2,529,000
TOTAL UNITED STATES OF AMERICA		523,981,018
TOTAL COMMON STOCKS (Cost $979,751,024)		1,141,620,837
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.1%
ProSiebenSat.1 Media AG	52,600	1,615,531
Volkswagen AG	72,000	11,631,024
TOTAL GERMANY		13,246,555
Italy - 0.1%
Fiat Industrial SpA (a)	190,300	1,735,068
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,988,109)		14,981,623
Convertible Bonds - 0.1%
	Principal Amount	Value
United States of America - 0.1%
Volcano Corp. 2.875% 9/1/15 (Cost $860,000)	$ 860,000	$ 976,100
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	29,578,699	29,578,699
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	11,388,310	11,388,310
TOTAL MONEY MARKET FUNDS (Cost $40,967,009)		40,967,009
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,033,566,142)	1,198,545,569
NET OTHER ASSETS (LIABILITIES) - 0.4%	4,790,689
NET ASSETS - 100%	$ 1,203,336,258
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $281,240 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,449
Fidelity Securities Lending Cash Central Fund	42,920
Total	$ 54,369
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 523,981,018	$ 523,981,018	$ -	$ -
United Kingdom	124,250,881	54,280,425	69,970,456	-
Japan	102,393,024	80,503,797	21,889,227	-
Switzerland	49,826,397	37,904,643	11,921,754	-
Germany	46,215,939	46,215,939	-	-
France	44,961,913	42,167,072	2,794,841	-
Canada	28,880,107	28,880,107	-	-
Denmark	26,168,634	10,507,593	15,661,041	-
Spain	19,758,209	6,569,909	13,188,300	-
Cyprus	27,138	-	-	27,138
Other	190,139,200	173,731,150	16,408,050	-
Corporate Bonds	976,100	-	976,100	-
Money Market Funds	40,967,009	40,967,009	-	-
Total Investments in Securities:	$ 1,198,545,569	$ 1,045,708,662	$ 152,809,769	$ 27,138
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 34,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,412)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 27,138
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (7,412)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $1,047,273,929. Net unrealized appreciation aggregated $151,271,640, of which $182,129,574 related to appreciated investment securities and $30,857,934 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Worldwide Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Worldwide Fund

1.883453.101

AWLD-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 1.5%
Australia & New Zealand Banking Group Ltd.	244,941	$ 5,777,751
CSL Ltd.	42,047	1,559,171
JB Hi-Fi Ltd. (d)	59,827	1,099,404
Macquarie Group Ltd.	78,951	3,195,926
Mirabela Nickel Ltd. (a)	252,969	567,217
Newcrest Mining Ltd.	70,629	2,602,850
Wesfarmers Ltd.	61,452	2,083,997
Westfield Group unit	128,519	1,260,264
Westfield Retail Trust unit	158,902	419,638
TOTAL AUSTRALIA		18,566,218
Bailiwick of Jersey - 0.7%
Experian PLC	176,600	2,192,098
Heritage Oil PLC	229,000	1,195,696
Shire PLC	112,000	2,954,784
Shire PLC sponsored ADR	30,000	2,379,300
TOTAL BAILIWICK OF JERSEY		8,721,878
Belgium - 0.5%
Anheuser-Busch InBev SA NV	98,425	5,430,216
EVS Broadcast Equipment SA	6,106	373,820
TOTAL BELGIUM		5,804,036
Bermuda - 0.5%
Huabao International Holdings Ltd.	946,000	1,400,169
Li & Fung Ltd.	258,000	1,672,725
Noble Group Ltd.	1,474,363	2,512,595
TOTAL BERMUDA		5,585,489
Brazil - 0.6%
Banco ABC Brasil SA	18,000	145,727
Diagnosticos da America SA	40,000	485,757
Drogasil SA	256,600	1,846,597
Marisa Lojas SA	31,000	406,207
Souza Cruz Industria Comerico	59,200	2,826,689
TIM Participacoes SA sponsored ADR (non-vtg.)	49,000	1,862,000
TOTAL BRAZIL		7,572,977
British Virgin Islands - 0.8%
HLS Systems International Ltd. (a)(d)	172,500	2,768,625
Mail.ru Group Ltd. GDR unit (a)(e)	7,900	281,240
UTI Worldwide, Inc.	286,000	6,263,400
TOTAL BRITISH VIRGIN ISLANDS		9,313,265
Canada - 2.4%
Bombardier, Inc. Class B (sub. vtg.)	551,200	3,138,388
First Quantum Minerals Ltd.	18,800	2,175,587
Grande Cache Coal Corp. (a)	159,700	1,719,674
InterOil Corp. (a)	17,200	1,190,240
Keyera Corp.	107,000	3,778,294
Kodiak Oil & Gas Corp. (a)	50,000	317,500
Niko Resources Ltd.	26,700	2,600,390

	Shares	Value
Open Text Corp. (a)	41,800	$ 2,064,321
Pan American Silver Corp.	45,500	1,492,855
Petrobank Energy & Resources Ltd. (a)	46,800	1,098,592
Petrominerales Ltd.	28,744	1,120,933
The Toronto-Dominion Bank	10,000	748,776
Ultra Petroleum Corp. (a)	43,000	2,052,390
Valeant Pharmaceuticals International, Inc.	132,000	4,811,387
Vitran Corp., Inc. (a)	42,000	570,780
TOTAL CANADA		28,880,107
Cayman Islands - 0.9%
Bosideng International Holdings Ltd.	3,448,000	1,070,203
China Automation Group Ltd.	767,000	586,307
Ctrip.com International Ltd. sponsored ADR (a)	27,200	1,119,552
E-Commerce China Dangdang, Inc. ADR	1,500	42,450
Fabrinet (a)	13,000	311,350
Hengdeli Holdings Ltd.	3,368,000	1,896,357
Herbalife Ltd.	26,000	1,698,580
Minth Group Ltd.	104,000	157,398
Mongolian Mining Corp.	1,526,000	2,047,245
Shenguan Holdings Group Ltd.	1,148,000	1,540,129
Silver Base Group Holdings Ltd.	772,000	554,484
YouKu.com, Inc. ADR (a)	3,100	91,853
TOTAL CAYMAN ISLANDS		11,115,908
China - 0.3%
Baidu.com, Inc. sponsored ADR (a)	12,400	1,347,012
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	426,000	976,924
Zhaojin Mining Industry Co. Ltd. (H Shares)	255,500	935,579
TOTAL CHINA		3,259,515
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	1,232,268	27,138
Denmark - 2.2%
Carlsberg AS Series B	34,800	3,467,090
Novo Nordisk AS Series B	139,116	15,661,041
Pandora A/S	37,300	2,380,399
William Demant Holding AS (a)	58,200	4,660,104
TOTAL DENMARK		26,168,634
France - 3.7%
Accor SA	58,911	2,693,682
Alstom SA	27,768	1,549,657
Atos Origin SA (a)	65,745	3,660,049
AXA SA	82,537	1,746,874
BNP Paribas SA	53,888	4,027,988
Club Mediterranee SA (a)	26,800	614,728
Compagnie Generale de Geophysique SA (a)	58,200	1,762,706
Edenred (a)	59,000	1,410,666
Common Stocks - continued
	Shares	Value
France - continued
Iliad Group SA	27,158	$ 2,883,255
LVMH Moet Hennessy - Louis Vuitton	38,010	5,934,670
Pernod-Ricard SA	17,814	1,698,092
PPR SA	30,950	4,946,762
Sanofi-Aventis	15,104	1,032,135
Schneider Electric SA	32,065	4,999,867
Societe Generale Series A	73,951	4,781,514
Unibail-Rodamco	6,389	1,219,268
TOTAL FRANCE		44,961,913
Germany - 2.7%
Bayerische Motoren Werke AG (BMW)	100,311	7,701,229
Fresenius Medical Care AG & Co. KGaA	44,100	2,580,036
GEA Group AG	110,697	3,155,908
HeidelbergCement AG	11,766	768,818
Kabel Deutschland Holding AG	97,800	4,927,086
MAN SE	31,222	3,609,212
Metro AG	23,500	1,654,580
Siemens AG (d)	66,879	8,572,515
TOTAL GERMANY		32,969,384
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	36,300	1,068,933
Hong Kong - 0.9%
AIA Group Ltd.	543,200	1,494,413
Henderson Land Development Co. Ltd.	204,232	1,415,804
I.T Ltd.	1,424,000	964,334
Techtronic Industries Co. Ltd.	3,575,500	4,448,280
Wharf Holdings Ltd.	264,000	1,994,357
TOTAL HONG KONG		10,317,188
India - 0.4%
Housing Development Finance Corp. Ltd.	41,992	575,792
INFO Edge India Ltd.	29,551	351,549
Infrastructure Development Finance Co. Ltd.	329,354	1,058,317
LIC Housing Finance Ltd.	128,120	502,834
Shriram Transport Finance Co. Ltd.	33,464	501,504
State Bank of India	11,744	677,192
The Jammu & Kashmir Bank Ltd.	30,114	483,533
Titan Industries Ltd.	8,771	689,258
TOTAL INDIA		4,839,979
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	2,342,000	1,255,386
PT Sarana Menara Nusantara	1,011,500	1,425,361
PT Tower Bersama Infrastructure Tbk	5,087,000	1,363,397
PT XL Axiata Tbk (a)	1,655,500	960,588
TOTAL INDONESIA		5,004,732

	Shares	Value
Ireland - 0.4%
Ingersoll-Rand Co. Ltd.	51,700	$ 2,440,240
James Hardie Industries NV unit (a)	297,856	1,852,209
TOTAL IRELAND		4,292,449
Israel - 0.1%
Israel Chemicals Ltd.	81,400	1,277,388
Italy - 0.7%
Intesa Sanpaolo SpA	201,619	670,720
Intesa Sanpaolo SpA (Risparmio Shares)	347,700	1,001,983
Prysmian SpA	75,500	1,523,519
Saipem SpA	102,206	5,112,677
TOTAL ITALY		8,308,899
Japan - 8.5%
ABC-Mart, Inc.	84,500	3,071,979
Asics Corp.	201,000	2,674,123
Canon, Inc.	107,550	5,294,012
Cosmos Pharmaceutical Corp.	47,300	1,901,681
Denso Corp.	86,400	3,178,947
Digital Garage, Inc. (a)	268	813,012
Don Quijote Co. Ltd.	84,700	2,727,365
eAccess Ltd.	1,324	801,691
Fanuc Ltd.	23,600	3,726,316
Goldcrest Co. Ltd.	8,680	232,440
Honda Motor Co. Ltd.	94,600	4,077,468
Japan Tobacco, Inc.	749	2,810,575
JSR Corp.	126,300	2,603,553
Kakaku.com, Inc.	336	1,897,368
Keyence Corp.	10,400	2,759,649
Komatsu Ltd.	81,900	2,438,640
Mazda Motor Corp.	807,000	2,379,313
Misumi Group, Inc.	70,500	1,812,317
Mitsubishi Corp.	195,100	5,431,329
Mitsubishi Estate Co. Ltd.	91,000	1,718,445
Mitsubishi UFJ Financial Group, Inc.	907,900	4,715,558
Mitsui & Co. Ltd.	120,900	2,032,675
Mizuho Financial Group, Inc.	1,643,100	3,172,094
Murata Manufacturing Co. Ltd.	22,900	1,735,356
Nichi-iko Pharmaceutical Co. Ltd.	53,600	1,511,745
Nintendo Co. Ltd.	4,700	1,270,054
NSK Ltd.	162,000	1,551,316
Omron Corp.	75,900	1,952,058
ORIX Corp.	66,920	6,603,947
Osaka Securities Exchange Co. Ltd.	101	516,198
Otsuka Holdings Co. Ltd.	53,400	1,325,241
Rakuten, Inc.	4,389	3,860,695
SOFTBANK CORP.	220,500	7,583,717
Sony Corp.	39,600	1,362,695
Sony Financial Holdings, Inc.	381	1,408,790
Start Today Co. Ltd.	140,400	2,165,526
Sumitomo Mitsui Financial Group, Inc.	96,100	3,267,400
Common Stocks - continued
	Shares	Value
Japan - continued
TDK Corp.	25,000	$ 1,641,691
Tokyo Electron Ltd.	36,300	2,366,045
TOTAL JAPAN		102,393,024
Korea (South) - 0.9%
Fila Korea Ltd.	17,710	1,038,997
Hynix Semiconductor, Inc. (a)	81,910	2,168,664
Hyundai Motor Co.	8,720	1,393,799
Kia Motors Corp.	21,060	1,028,670
Lock & Lock Co. Ltd.	40,020	1,227,536
Orion Corp.	3,286	1,229,454
Samsung Electronics Co. Ltd.	1,927	1,688,034
Shinhan Financial Group Co. Ltd.	22,350	989,896
TOTAL KOREA (SOUTH)		10,765,050
Luxembourg - 0.3%
ArcelorMittal SA Class A unit	62,400	2,276,352
Millicom International Cellular SA	15,000	1,398,750
TOTAL LUXEMBOURG		3,675,102
Mexico - 0.1%
Wal-Mart de Mexico SA de CV Series V	620,300	1,722,885
Netherlands - 1.3%
Gemalto NV	38,267	1,934,933
ING Groep NV (Certificaten Van Aandelen) unit (a)	439,000	4,998,512
Koninklijke KPN NV	93,542	1,474,599
Koninklijke Philips Electronics NV	97,081	3,024,538
LyondellBasell Industries NV Class A (a)	66,000	2,372,040
Nielsen Holdings B.V. (a)	26,900	701,283
Randstad Holdings NV (a)	10,195	556,464
TOTAL NETHERLANDS		15,062,369
Netherlands Antilles - 0.8%
Schlumberger Ltd.	112,000	9,966,880
Norway - 0.4%
Aker Solutions ASA	102,200	1,858,407
DnB NOR ASA	171,400	2,358,307
TOTAL NORWAY		4,216,714
Poland - 0.2%
Eurocash SA	230,500	2,548,802
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	279,659	1,290,167
Singapore - 0.7%
Avago Technologies Ltd.	237,000	6,804,270
Keppel Corp. Ltd.	234,000	2,140,244
TOTAL SINGAPORE		8,944,514
South Africa - 0.5%
AngloGold Ashanti Ltd. sponsored ADR	44,700	1,923,888
Blue Label Telecoms Ltd.	798,700	699,854
Clicks Group Ltd.	230,265	1,269,856

	Shares	Value
Mr Price Group Ltd.	77,600	$ 613,694
Sanlam Ltd.	389,600	1,473,910
Woolworths Holdings Ltd.	42,736	139,683
TOTAL SOUTH AFRICA		6,120,885
Spain - 1.6%
Antena 3 Television SA	118,200	1,229,800
Banco Bilbao Vizcaya Argentaria SA	214,861	2,634,185
Banco Santander SA	458,046	5,607,770
Banco Santander SA rights (a)	433,324	81,864
Gestevision Telecinco SA	170,320	2,140,483
Inditex SA	21,397	1,616,653
Prosegur Compania de Seguridad SA (Reg.)	25,800	1,501,109
Telefonica SA	197,595	4,946,345
TOTAL SPAIN		19,758,209
Sweden - 1.0%
Elekta AB (B Shares)	109,300	4,418,626
H&M Hennes & Mauritz AB (B Shares)	72,098	2,364,822
Modern Times Group MTG AB (B Shares)	21,500	1,491,389
Swedbank AB (A Shares) (a)	217,600	3,413,492
TOTAL SWEDEN		11,688,329
Switzerland - 4.1%
Adecco SA (Reg.)	13,014	842,881
Compagnie Financiere Richemont SA Series A	38,215	2,078,420
Credit Suisse Group	34,493	1,539,680
Foster Wheeler Ag (a)	11,100	408,591
Kuehne & Nagel International AG	10,620	1,373,407
Nestle SA	155,400	8,402,447
Novartis AG	119,135	6,631,171
Partners Group Holding	9,538	1,653,732
Petroplus Holdings AG	25,000	409,628
Schindler Holding AG (participation certificate)	25,837	2,884,308
Sonova Holding AG Class B	11,063	1,388,514
The Swatch Group AG (Bearer)	8,370	3,356,333
Transocean Ltd. (a)	32,300	2,581,739
UBS AG (a)	209,530	3,750,903
Weatherford International Ltd. (a)	370,000	8,776,400
Zurich Financial Services AG	13,722	3,748,243
TOTAL SWITZERLAND		49,826,397
Taiwan - 0.4%
HTC Corp.	126,150	4,252,784
Thailand - 0.1%
Bangkok Bank Public Co. Ltd. (For. Reg.)	245,900	1,197,475
Turkey - 0.2%
Boyner Buyuk Magazacilik AS (a)	514,000	1,198,105
Dogus Otomotiv Servis ve Ticaret AS	221,000	705,217
TOTAL TURKEY		1,903,322
Common Stocks - continued
	Shares	Value
United Kingdom - 10.3%
Aberdeen Asset Management PLC	653,342	$ 2,328,296
Anglo American PLC (United Kingdom)	99,518	4,881,411
ARM Holdings PLC sponsored ADR	60,000	1,502,400
AstraZeneca PLC (United Kingdom)	9,971	486,064
Barclays PLC	1,108,831	5,192,518
BG Group PLC	45,448	1,019,813
BHP Billiton PLC	277,938	10,611,416
BP PLC	1,345,000	10,567,479
British American Tobacco PLC (United Kingdom)	17,600	649,935
British Land Co. PLC	128,755	1,069,253
Britvic PLC	295,400	2,122,450
Burberry Group PLC	132,500	2,279,228
Carphone Warehouse Group PLC (a)	852,279	5,501,162
Cookson Group PLC (a)	82,570	878,790
GlaxoSmithKline PLC	343,200	6,196,170
HSBC Holdings PLC (United Kingdom)	668,309	7,285,695
IG Group Holdings PLC	354,329	2,565,150
InterContinental Hotel Group PLC	130,378	2,749,142
International Personal Finance PLC	517,515	2,834,762
International Power PLC	213,071	1,442,869
Jupiter PLC (a)	122,700	618,653
Legal & General Group PLC	996,089	1,770,878
Lloyds Banking Group PLC (a)	2,775,954	2,807,022
Micro Focus International PLC	116,800	767,372
Ocado Group PLC (a)(d)	898,900	3,138,597
Reckitt Benckiser Group PLC	77,341	4,205,496
Rio Tinto PLC	81,540	5,599,142
Rockhopper Exploration PLC (a)	149,900	854,711
Royal Dutch Shell PLC Class B	323,756	11,280,015
Schroders PLC	85,800	2,477,711
SuperGroup PLC	36,900	904,244
TalkTalk Telecom Group PLC	599,358	1,548,418
Ultra Electronics Holdings PLC	32,400	926,298
Vodafone Group PLC	2,332,600	6,545,858
Vodafone Group PLC sponsored ADR	47,212	1,338,932
Wolseley PLC (a)	81,460	2,840,341
Xstrata PLC	201,200	4,463,190
TOTAL UNITED KINGDOM		124,250,881
United States of America - 43.6%
AboveNet, Inc.	49,800	2,966,088
Acme Packet, Inc. (a)	7,000	376,460
Affiliated Managers Group, Inc. (a)	54,000	5,498,820
Akamai Technologies, Inc. (a)	14,000	676,480
Alexion Pharmaceuticals, Inc. (a)	56,320	4,720,742
Allegheny Technologies, Inc.	23,000	1,499,370
Amazon.com, Inc. (a)	33,800	5,733,832
American Capital Ltd. (a)	132,000	1,078,440
Ameriprise Financial, Inc.	100,000	6,165,000
Anadarko Petroleum Corp.	53,500	4,123,780
Apple, Inc. (a)	61,600	20,902,112
Ardea Biosciences, Inc. (a)	38,400	1,018,368

	Shares	Value
Ariba, Inc. (a)	43,000	$ 1,207,870
athenahealth, Inc. (a)	9,000	386,460
Atlas Energy, Inc. (a)	7,000	310,100
Atmel Corp. (a)	183,000	2,477,820
Baker Hughes, Inc.	64,000	4,384,640
Bank of America Corp.	839,300	11,523,589
BankUnited, Inc. (a)	8,100	226,800
BGC Partners, Inc. Class A	25,000	202,500
BioMarin Pharmaceutical, Inc. (a)	52,000	1,321,840
Bottomline Technologies, Inc. (a)	13,000	298,090
Brigham Exploration Co. (a)	13,000	384,930
Cabot Oil & Gas Corp.	60,000	2,497,800
Carlisle Companies, Inc.	5,000	188,550
Carrizo Oil & Gas, Inc. (a)	10,000	338,500
Caterpillar, Inc.	44,000	4,268,440
Celanese Corp. Class A	50,000	2,074,500
Ceva, Inc. (a)	74,100	1,790,997
Chesapeake Energy Corp.	55,000	1,624,150
Ciena Corp. (a)	34,300	755,629
Citi Trends, Inc. (a)	53,000	1,213,700
CLARCOR, Inc.	5,000	215,900
Clearwire Corp. Class A (a)	113,000	597,770
Cognizant Technology Solutions Corp. Class A (a)	43,000	3,136,850
Comstock Resources, Inc. (a)	98,000	2,714,600
Concho Resources, Inc. (a)	3,000	288,750
Concur Technologies, Inc. (a)	14,000	714,420
Continental Resources, Inc. (a)	5,000	321,050
Convio, Inc. (a)	38,000	345,420
Corvel Corp. (a)	7,000	353,360
CSX Corp.	53,000	3,741,800
Cummins, Inc.	60,000	6,352,800
Cypress Semiconductor Corp. (a)	35,000	757,750
DealerTrack Holdings, Inc. (a)	10,000	197,650
Demand Media, Inc. (a)	19,600	397,488
DemandTec, Inc. (a)	7,000	84,350
Dover Corp.	18,000	1,153,800
DSW, Inc. Class A (a)	23,000	765,670
Dynavax Technologies Corp. (a)	125,000	375,000
Eaton Corp.	10,000	1,079,600
eBay, Inc. (a)	414,000	12,569,040
ebix.com, Inc. (a)	7,000	157,850
Edwards Lifesciences Corp. (a)	146,000	12,306,340
Elizabeth Arden, Inc. (a)	31,000	793,290
EMC Corp. (a)	140,000	3,484,600
Emerson Electric Co.	42,000	2,472,960
Estee Lauder Companies, Inc. Class A	189,000	15,214,500
Expeditors International of Washington, Inc.	22,000	1,114,740
Exxon Mobil Corp.	339,000	27,350,516
Fossil, Inc. (a)	105,900	7,524,195
Freeport-McMoRan Copper & Gold, Inc.	55,000	5,981,250
Fresh Market, Inc.	1,000	36,770
Common Stocks - continued
	Shares	Value
United States of America - continued
G-III Apparel Group Ltd. (a)	189,600	$ 6,615,144
General Electric Co.	900,000	18,126,000
General Motors Co.	96,100	3,506,689
Georesources, Inc. (a)	7,000	193,480
Google, Inc. Class A (a)	13,300	7,984,788
GrafTech International Ltd. (a)	7,000	147,000
Green Dot Corp. (d)	32,100	2,019,411
Greenbrier Companies, Inc. (a)	133,000	3,148,110
GSI Commerce, Inc. (a)	5,000	115,200
GT Solar International, Inc. (a)	62,000	684,790
Halliburton Co.	36,800	1,656,000
Harley-Davidson, Inc.	28,000	1,110,200
HeartWare International, Inc. (a)	5,800	539,458
Hess Corp.	68,000	5,720,160
Higher One Holdings, Inc. (a)	7,000	133,140
HMS Holdings Corp. (a)	17,000	1,093,780
Holly Corp.	119,000	5,839,330
Home Depot, Inc.	67,000	2,463,590
IDEXX Laboratories, Inc. (a)	3,000	215,100
Illumina, Inc. (a)	46,800	3,245,112
ImmunoGen, Inc. (a)	45,523	376,020
Informatica Corp. (a)	180,900	8,393,760
Intuit, Inc. (a)	70,000	3,285,100
iRobot Corp. (a)	194,000	5,238,000
JDS Uniphase Corp. (a)	131,900	2,238,343
Johnson & Johnson	35,000	2,091,950
JPMorgan Chase & Co.	277,000	12,448,380
Juniper Networks, Inc. (a)	65,000	2,412,800
Kansas City Southern (a)	13,000	649,740
Kenexa Corp. (a)	3,000	62,220
Key Energy Services, Inc. (a)	194,000	2,582,140
KKR Financial Holdings LLC	178,200	1,721,412
Las Vegas Sands Corp. (a)	56,000	2,603,440
Leucadia National Corp.	43,600	1,417,872
Lincoln National Corp.	316,000	9,113,440
Mako Surgical Corp. (a)(d)	155,300	2,410,256
Marathon Oil Corp.	149,500	6,832,150
McKesson Corp.	52,000	3,908,840
Meru Networks, Inc. (a)	25,000	449,750
Micromet, Inc. (a)	100,000	643,000
MKS Instruments, Inc. (a)	51,000	1,464,210
Morgan Stanley	197,000	5,791,800
Motorola Mobility Holdings, Inc.	6,100	170,007
NetSuite, Inc. (a)(d)	16,000	430,880
Neurocrine Biosciences, Inc. (a)	27,895	205,865
Nu Skin Enterprises, Inc. Class A	29,000	872,320
NVIDIA Corp. (a)	13,000	310,960
NVR, Inc. (a)	3,400	2,601,000
Oasis Petroleum, Inc. (a)	10,000	319,700
Oil States International, Inc. (a)	22,000	1,490,720
OpenTable, Inc. (a)	12,000	943,440
Oracle Corp.	341,000	10,922,230

	Shares	Value
PACCAR, Inc.	25,000	$ 1,412,250
Pall Corp.	22,000	1,219,020
Paychex, Inc.	43,000	1,376,000
Perrigo Co.	146,000	10,620,040
Petrohawk Energy Corp. (a)	206,900	4,148,345
Phillips-Van Heusen Corp.	169,900	9,917,063
Pioneer Natural Resources Co.	19,000	1,808,040
Polypore International, Inc. (a)	47,100	2,267,865
PPG Industries, Inc.	4,000	337,120
Prestige Brands Holdings, Inc. (a)	229,000	2,528,160
Procter & Gamble Co.	35,000	2,209,550
Public Storage	5,000	544,900
QEP Resources, Inc.	22,100	898,144
QUALCOMM, Inc.	129,000	6,982,770
Range Resources Corp.	47,000	2,343,890
Raymond James Financial, Inc.	13,000	470,860
RealPage, Inc.	64,300	1,761,177
Red Hat, Inc. (a)	45,000	1,859,400
Regeneron Pharmaceuticals, Inc. (a)	46,000	1,549,280
Rex Energy Corp. (a)	25,000	300,875
RightNow Technologies, Inc. (a)	3,000	77,790
Riverbed Technology, Inc. (a)	28,000	1,004,360
Roper Industries, Inc.	11,000	854,590
salesforce.com, Inc. (a)	28,000	3,615,920
Satcon Technology Corp. (a)	57,000	276,450
SeaChange International, Inc. (a)	15,200	125,856
Shaw Group, Inc. (a)	78,000	2,946,060
Sirius XM Radio, Inc. (a)	450,000	726,750
Skyworks Solutions, Inc. (a)	459,000	14,582,430
Solera Holdings, Inc.	10,900	570,397
Southwestern Energy Co. (a)	87,000	3,436,500
SPS Commerce, Inc. (a)	13,000	206,375
Starbucks Corp.	47,000	1,481,910
SuccessFactors, Inc. (a)	17,100	497,952
Susquehanna Bancshares, Inc.	64,000	611,840
SVB Financial Group (a)	156,564	8,214,913
Targacept, Inc. (a)	53,000	1,365,280
Team Health Holdings, Inc. (a)	13,000	200,980
Teradyne, Inc. (a)	137,000	2,285,160
Tesla Motors, Inc. (a)	24,000	578,400
Tesoro Corp. (a)	100,000	1,925,000
Theravance, Inc. (a)	149,000	3,134,960
Thermo Fisher Scientific, Inc. (a)	7,000	400,890
TIBCO Software, Inc. (a)	13,000	285,740
Tiffany & Co., Inc.	15,300	889,389
Titan International, Inc. (d)	46,000	874,000
TJX Companies, Inc.	77,000	3,649,030
TriQuint Semiconductor, Inc. (a)	270,000	3,553,200
TRW Automotive Holdings Corp. (a)	35,000	2,088,100
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	42,000	1,555,680
Ultimate Software Group, Inc. (a)	3,000	145,800
Union Pacific Corp.	86,600	8,194,958
Common Stocks - continued
	Shares	Value
United States of America - continued
United Rentals, Inc. (a)	15,000	$ 399,750
United States Steel Corp.	53,700	3,096,879
United Therapeutics Corp. (a)	19,600	1,332,408
Universal Display Corp. (a)	7,000	236,880
Vera Bradley, Inc.	1,100	37,835
Vertex Pharmaceuticals, Inc. (a)	7,000	272,230
Virgin Media, Inc.	101,100	2,543,676
WABCO Holdings, Inc. (a)	23,000	1,343,200
Wal-Mart Stores, Inc.	160,000	8,971,200
Walter Energy, Inc.	30,900	4,025,343
WebMD Health Corp. (a)	78,660	4,112,345
WESCO International, Inc. (a)	7,000	392,350
Western Refining, Inc. (a)	30,000	365,400
Whiting Petroleum Corp. (a)	32,000	4,040,960
ZIOPHARM Oncology, Inc. (a)	270,000	1,575,450
Zix Corp. (a)(d)	562,000	2,529,000
TOTAL UNITED STATES OF AMERICA		523,981,018
TOTAL COMMON STOCKS (Cost $979,751,024)		1,141,620,837
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.1%
ProSiebenSat.1 Media AG	52,600	1,615,531
Volkswagen AG	72,000	11,631,024
TOTAL GERMANY		13,246,555
Italy - 0.1%
Fiat Industrial SpA (a)	190,300	1,735,068
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,988,109)		14,981,623
Convertible Bonds - 0.1%
	Principal Amount	Value
United States of America - 0.1%
Volcano Corp. 2.875% 9/1/15 (Cost $860,000)	$ 860,000	$ 976,100
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	29,578,699	29,578,699
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	11,388,310	11,388,310
TOTAL MONEY MARKET FUNDS (Cost $40,967,009)		40,967,009
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $1,033,566,142)	1,198,545,569
NET OTHER ASSETS (LIABILITIES) - 0.4%	4,790,689
NET ASSETS - 100%	$ 1,203,336,258
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $281,240 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,449
Fidelity Securities Lending Cash Central Fund	42,920
Total	$ 54,369
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 523,981,018	$ 523,981,018	$ -	$ -
United Kingdom	124,250,881	54,280,425	69,970,456	-
Japan	102,393,024	80,503,797	21,889,227	-
Switzerland	49,826,397	37,904,643	11,921,754	-
Germany	46,215,939	46,215,939	-	-
France	44,961,913	42,167,072	2,794,841	-
Canada	28,880,107	28,880,107	-	-
Denmark	26,168,634	10,507,593	15,661,041	-
Spain	19,758,209	6,569,909	13,188,300	-
Cyprus	27,138	-	-	27,138
Other	190,139,200	173,731,150	16,408,050	-
Corporate Bonds	976,100	-	976,100	-
Money Market Funds	40,967,009	40,967,009	-	-
Total Investments in Securities:	$ 1,198,545,569	$ 1,045,708,662	$ 152,809,769	$ 27,138
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 34,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,412)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 27,138
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (7,412)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $1,047,273,929. Net unrealized appreciation aggregated $151,271,640, of which $182,129,574 related to appreciated investment securities and $30,857,934 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011